Registration Nos. 33-49098
811-06719
As filed with the Securities and Exchange Commission
On January 28, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 64	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 65	☑

BB&T FUNDS
(Exact Name of Registrant as Specified in Charter)
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601
(Address of principal executive offices)
Registrant’s telephone number, including Area Code:
(800) 228-1872

E.G. Purcell, III, President
BB&T Funds
434 Fayetteville Street Mall, Fifth Floor
Raleigh, NC 27601
(Name and address of agent for service)
Copies of communications to:
Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center, 700 12th Street, N.W., Suite 900
Washington, D.C. 20005
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on February 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on February 1, 2010 pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on ☐ pursuant to paragraph (a)(ii)
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for post-effective amendment No. ___filed on [date].

Prospectus

FEBRUARY 1, 2010

STOCK FUNDS		B SHARES Not for Sale
select equity fund (formerly, large cap fund)	a shares: bbtgx	b shares: bgisx	c shares: bcvcx
mid cap value fund	a shares: oveax	b shares: ovebx	c shares: ovecx
sterling capital small cap value fund	a shares: spsax	b shares: spsbx	c shares: spsdx
international equity fund	a shares: biqax	b shares: biqbx	c shares: biqcx
special opportunities equity fund	a shares: bopax	b shares: bopbx	c shares: bopcx
equity income fund	a shares: baeix	b shares: beibx	c shares: bcegx

BOND FUNDS
taxable bond funds
short u.s. government fund	a shares: bsgax
intermediate u.s. government fund	a shares: bgvax	b shares: busgx	c shares: biucx
total return bond fund	a shares: bicax	b shares: bicbx	c shares: biccx
tax-free bond funds
kentucky intermediate tax-free fund	a shares: bktax
maryland intermediate tax-free fund	a shares: bmaax
north carolina intermediate tax-free fund	a shares: bncax
south carolina intermediate tax-free fund	a shares: bascx
virginia intermediate tax-free fund	a shares: bvaax
west virginia intermediate tax-free fund	a shares: bwvax

MONEY MARKET FUNDS
national tax-free money market fund	a shares: bnaxx
prime money market fund	a shares: bbaxx	b shares: bpbxx	c shares: bbcxx
u.s. treasury money market fund	a shares: bbuxx	b shares: busxx	c shares: bucxx

FUNDS OF FUNDS
capital manager conservative growth fund	a shares: bcgax	b shares: bcgbx	c shares: bcccx
capital manager moderate growth fund	a shares: bamgx	b shares: bbmgx	c shares: bcmcx
capital manager growth fund	a shares: bcmax	b shares: bcmbx	c shares: bcgcx
capital manager equity fund	a shares: bcaax	b shares: bcabx	c shares: bcacx

Class A Shares
Class B Shares
Class C Shares

Questions?

Call 1-800-228-1872
or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T Funds	Table of Contents

Fund Summaries

Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealer.		Stock Funds
	4	Select Equity Fund (formerly, Large Cap Fund)
	10	Mid Cap Value Fund
	15	Sterling Capital Small Cap Value Fund
	21	International Equity Fund
	28	Special Opportunities Equity Fund
	34	Equity Income Fund
Bond Funds
	40	Short U.S. Government Fund
	46	Intermediate U.S. Government Fund
	52	Total Return Bond Fund
	59	Kentucky Intermediate Tax-Free Fund
	64	Maryland Intermediate Tax-Free Fund
	69	North Carolina Intermediate Tax-Free Fund
	74	South Carolina Intermediate Tax-Free Fund
	79	Virginia Intermediate Tax-Free Fund
	84	West Virginia Intermediate Tax-Free Fund
Money Market Funds
	89	National Tax-Free Money Market Fund
	94	Prime Money Market Fund
	100	U.S. Treasury Money Market Fund
Funds of Funds
	105	Capital Manager Conservative Growth Fund
	111	Capital Manager Moderate Growth Fund
	117	Capital Manager Growth Fund
	123	Capital Manager Equity Fund

Additional Investment Strategies and Risks

Review this section for additional information on investment strategies and their risks.	129	Stock Funds
	129	International Equity Fund
	129	Bond Funds
	130	Short U.S. Government Fund
	130	Intermediate U.S. Government Fund
	130	Total Return Bond Fund
	130	Kentucky Intermediate Tax-Free Fund
	130	Maryland Intermediate Tax-Free Fund
	130	North Carolina Intermediate Tax-Free Fund
	130	South Carolina Intermediate Tax-Free Fund
	130	Virginia Intermediate Tax-Free Fund
	130	West Virginia Intermediate Tax-Free Fund
	130	Money Market Funds
	130	National Tax-Free Money Market Fund
	131	Prime Money Market Fund
	132	U.S. Treasury Money Market Fund
	132	Funds of Funds
	134	Investment Practices
	139	Investment Risks

2

BB&T Funds	Table of Contents

Fund Management

Review this section for details on the people and organizations who oversee the Funds.	143	The Investment Advisers
	144	The Investment Sub-Advisers
	145	Portfolio Managers
	147	The Administrator and Distributor

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	148	Choosing a Share Class
	150	Pricing of Fund Shares
	151	Purchasing and Adding to Your Shares
	155	Selling Your Shares
	157	General Policies on Selling Shares
	159	Distribution Arrangements/Sales Charges
	162	Distribution and Shareholder Service (12b-1) Fees
	163	Exchanging Your Shares
	164	Market Timing Policies
	164	Dividends, Distributions and Taxes
	166	Additional Information About the Funds

Other Information About the Funds

	169	Financial Highlights

3

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Class A Shares BBTGX	Class B Shares BGISX (Not Offered for Sale)	Class C Shares BCVCX

Investment Objective	The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.74%	0.74%	0.74%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.21%	0.21%	0.21%

Acquired Fund Fees and Expenses[2]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.47%	1.97%	1.97%

Fee Waiver or Expense Reimbursement[3]	–0.39%	–0.14%	–0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.08%	1.83%	1.83%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

4

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$679	$977	$1,297	$2,200

Class B Shares	$586	$905	$1,149	$2,155

Class C Shares	$186	$605	$1,049	$2,285

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$679	$977	$1,297	$2,200

Class B Shares	$186	$605	$1,049	$2,155

Class C Shares	$186	$605	$1,049	$2,285

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.97% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the S&P 500® Index at the time of purchase. As of January 11, 2010, the smallest company in the S&P 500® Index had a market capitalization of $1.21 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, and may invest in preferred stocks, warrants or debt instruments that are convertible to common stock and that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization or determined by the portfolio manager to be of comparable quality). The Fund also may invest in exchange-traded funds (“ETFs”) and other registered investment companies that invest in commodity-related securities, in order to provide exposure to the investment returns of commodities markets without investing directly in physical commodities, such as oil, metals, and agricultural products. The Fund also may invest in options.

5

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the intrinsic value of a particular issuer.

The Fund may engage in securities lending.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

ETF Risk: The value of the Fund’s investments in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in more traditional securities.

When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF. In addition, lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

6

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	17.87%	9/30/09
Worst quarter:	–20.32%	12/31/08

7

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(10/9/92)
Return Before Taxes	12.14%	–2.99%	0.18%	6.15%

Return After Taxes on Distributions	11.98%	–4.34%	–0.91%	4.77%

Return After Taxes on Distributions and Sale of Fund Shares	8.06%	–2.23%	0.13%	5.06%

Class B Shares				(1/1/96)
Return Before Taxes	14.20%	–2.70%	0.16%	6.12%

Class C Shares				(2/1/01)
Return Before Taxes	18.11%	–2.58%	0.09%	6.09%

S&P 500® Index				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	–0.95%	7.95%

[1] Performance for Class B and Class C Shares for periods prior to inception on January 1, 1996 and February 1, 2001, respectively, is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Stephen L. Morgan Portfolio Manager Since November 2009

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

8

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

Summary	BB&T Mid Cap Value Fund

Class A Shares OVEAX	Class B Shares OVEBX (Not Offered for Sale)	Class C Shares OVECX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.74%	0.74%	0.74%

Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%

Other Expenses[2]	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.24%	1.99%	1.99%

Fee Waiver or Expense Reimbursement[4]	–0.04%	–0.04%	–0.04%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[4]	1.20%	1.95%	1.95%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] Other expenses are based on estimated amounts for the current fiscal year.

[3] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[4] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

10

Summary	BB&T Mid Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$690	$942	$1,213	$1,985

Class B Shares	$598	$921	$1,169	$2,120

Class C Shares	$198	$621	$1,069	$2,314

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$690	$942	$1,213	$1,985

Class B Shares	$198	$621	$1,069	$2,120

Class C Shares	$198	$621	$1,069	$2,314

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.83% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $20 billion at the time of purchase. Securities in which the Fund invests may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies whose capitalization is between $500 million and $20 billion.

11

Summary	BB&T Mid Cap Value Fund

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, balance sheet strength, and above average profitability. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value.

The Fund may engage in securities lending.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

12

Summary	BB&T Mid Cap Value Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	23.68%	9/30/09
Worst quarter:	–22.07%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(8/1/96)
Return Before Taxes	29.48%	2.39%	4.95%	7.99%

Return After Taxes on Distributions	29.44%	0.27%	3.35%	6.34%

Return After Taxes on Distributions and Sale of Fund Shares	19.22%	1.56%	3.78%	6.42%

Class B Shares				(7/25/01)
Return Before Taxes	32.41%	2.68%	4.89%	7.94%

Class C Shares				(7/25/01)
Return Before Taxes	36.36%	2.77%	4.83%	7.90%

Russell Midcap Value Index				(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	34.21%	1.98%	7.58%	9.63%

[1] Performance for Class B and C Shares for periods prior to inception on July 25, 2001 is based on Class A Share performance.

13

Summary	BB&T Mid Cap Value Fund

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Investment Sub-Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Timothy P. Beyer, CFA Executive Director of Sterling Capital and Portfolio Manager Since July 2005

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14

Summary	Sterling Capital Small Cap Value Fund

Class A Shares SPSAX	Class B Shares SPSBX (Not Offered for Sale)	Class C Shares SPSDX

Investment Objective	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.90%	0.90%	0.90%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses[2]	0.35%	0.35%	0.35%

Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.76%	2.26%	2.26%

Fee Waiver or Expense Reimbursement[4]	–0.35%	–0.10%	–0.10%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[4]	1.41%	2.16%	2.16%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] Other expenses are based on estimated amounts for the current fiscal year.

[3] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

15

Summary	Sterling Capital Small Cap Value Fund

[4] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2010 through January 31, 2011. Also, the Fund’s Adviser has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 1.40% with respect to Class A Shares and 2.15% with respect to Class B and C Shares for the period from February 1, 2010 through January 31, 2011. These contractual limitations may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$710	$1,065	$1,443	$2,502

Class B Shares	$619	$997	$1,301	$2,462

Class C Shares	$219	$697	$1,201	$2,587

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$710	$1,065	$1,443	$2,502

Class B Shares	$219	$697	$1,201	$2,462

Class C Shares	$219	$697	$1,201	$2,587

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

16

Summary	Sterling Capital Small Cap Value Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The Fund may also, with respect to 20% of its assets, invest in equity securities of companies with market capitalization greater than or lower than those included in the Russell 2000® Index. As of November 30, 2009, the market capitalization range of companies in the Russell 2000® Index was approximately $20 million to $4.6 billion.

Sterling Capital Management LLC, the Fund’s investment adviser (“Sterling Capital”), investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

The Fund may engage in securities lending.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

17

Summary	Sterling Capital Small Cap Value Fund

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1,2]

Best quarter:	32.90%	6/30/09
Worst quarter:	–27.72%	12/31/08

18

Summary	Sterling Capital Small Cap Value Fund

Average Annual Total Returns as of December 31, 2009[1,2]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares[1]				(1/2/97)
Return Before Taxes	54.51%	2.27%	7.94%	9.05%

Return After Taxes on Distributions	54.48%	0.03%	5.87%	7.19%

Return After Taxes on Distributions and Sale of Fund Shares	35.47%	1.58%	6.29%	7.35%

Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees,
expenses, or taxes)	20.58%	–0.01%	8.27%	7.83%

[1] Class A, Class B and Class C Shares commenced operations on February 1, 2010. Because Class A, Class B and Class C Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund, which are not offered in this prospectus. Class A, Class B and Class C Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

[2] The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Manager Eduardo Brea Managing Director and Equity Portfolio Manager Since 1995

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

19

Summary	Sterling Capital Small Cap Value Fund

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

20

Summary	BB&T International Equity Fund

Class A Shares BIQAX	Class B Shares BIQBX (Not Offered for Sale)	Class C Shares BIQCX

Investment Objective	The Fund seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	1.00%	1.00%	1.00%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.64%	0.64%	0.64%

Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses	2.18%	2.68%	2.68%

Fee Waiver or Expense Reimbursement[3]	–0.40%	–0.15%	–0.15%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.78%	2.53%	2.53%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.85% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

21

Summary	BB&T International Equity Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$745	$1,182	$1,643	$2,914

Class B Shares	$656	$1,118	$1,507	$2,881

Class C Shares	$256	$818	$1,407	$3,001

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$745	$1,182	$1,643	$2,914

Class B Shares	$256	$818	$1,407	$2,881

Class C Shares	$256	$818	$1,407	$3,001

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223.19% of the average value of its portfolio.

22

Summary	BB&T International Equity Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Fund invests primarily in a diversified portfolio of common stocks, and preferred stocks of foreign issuers. The Fund will also use futures, swaps, warrants, options, and structured investments, which are types of derivatives, for hedging purposes and to remain fully invested, to maintain liquidity, or to increase total return. The portfolio managers manage the Fund as a core international equity product that may invest in both “growth” and “value” securities primarily of mid- to large-capitalization companies, which the portfolio managers currently view to be companies that have a market capitalization greater than $2.5 billion as determined at the time of purchase. The portfolio managers seek to invest in securities in industries and companies they believe are experiencing favorable demand for their products or services. The portfolio managers screen to identify those companies with above average earnings potential, industry dominance, operating in industries undergoing dramatic change and that are market leaders in developing industries. The portfolio managers may also consider expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth.

The portfolio manager uses both a bottom-up and top-down approach to select investments. The portfolio manager generally uses a bottom-up approach that focuses on company specific factors for selecting securities in developed markets. The portfolio manager generally uses a top-down approach for investments in emerging markets, indices and exchange-traded funds (“ETFs”), focusing on economic and geopolitical factors in a given area. The portfolio manager generally uses both a bottom-up and a top-down approach in Japan.

In selecting investments for the Fund, the portfolio managers focus on securities located in at least five countries, although the Fund may at times invest in fewer than five countries. The Fund will normally invest at least 65% of its total assets in no fewer than three different countries outside the U.S. The Fund may invest up to 35% of its total assets in the securities of issuers located in emerging markets.

Under normal circumstances, the Fund primarily invests in international equity securities. The Fund also may invest in ETFs to gain exposure to a portion of the U.S. or a foreign market.

The Fund may engage in securities lending.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

23

Summary	BB&T International Equity Fund

Investment Style Risk: The possibility that the market segment on which this Fund focuses — international stocks — will underperform other kinds of investments or market averages.

Foreign Investment Risk: The possibility that the Fund’s investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political, social or economic conditions, lack of timely and reliable financial information and other factors. These risks are particularly pronounced for emerging markets.

Emerging Market Risk: Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties than in developed markets.

Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Less extensive legal remedies, difficulties in enforcing favorable legal judgments in foreign courts, and different securities clearance and settlement procedures are issues.

Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.

Investments in emerging markets are considered to be speculative and may be highly volatile.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Counterparty Risk: The possibility that a counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of futures and swaps, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

24

Summary	BB&T International Equity Fund

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

ETF Risk: When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF. In addition, lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

25

Summary	BB&T International Equity Fund

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	21.45%	6/30/09
Worst quarter:	–22.82%	9/30/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(1/2/97)
Return Before Taxes	14.08%	–0.91%	–3.23%	1.26%

Return After Taxes on Distributions	13.74%	–2.49%	–4.48%	0.03%

Return After Taxes on Distributions and Sale of Fund Shares	9.59%	–0.31%	–2.66%	0.98%

Class B Shares				(1/2/97)
Return Before Taxes	16.14%	–0.60%	–3.24%	1.26%

Class C Shares				(2/1/01)
Return Before Taxes	20.19%	–0.49%	–3.40%	0.96%

Morgan Stanley Capital International ACWI ex US Index (Net)				(12/31/96)
(reflects no deductions for fees, expenses, or taxes)	41.45%	5.83%	2.71%	0.16%

[1] Performance for Class C Shares for periods prior to inception on February 1, 2001 is based on Class B Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

26

Summary	BB&T International Equity Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Artio Global Management LLC (“Artio Global”)

Portfolio Managers Rudolph-Riad Younes, CFA Managing Director and Head of International Equity of Artio Global, and Lead Portfolio Manager Since July 2007

Richard Charles Pell Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global and Portfolio Manager Since July 2007

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

27

Summary	BB&T Special Opportunities Equity Fund

Class A Shares BOPAX	Class B Shares BOPBX (Not Offered for Sale)	Class C Shares BOPCX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.80%	0.80%	0.80%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses[2]	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses	1.57%	2.07%	2.07%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.32%	2.07%	2.07%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

28

Summary	BB&T Special Opportunities Equity Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$702	$1,019	$1,359	$2,315

Class B Shares	$610	$949	$1,214	$2,272

Class C Shares	$210	$649	$1,114	$2,400

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$702	$1,019	$1,359	$2,315

Class B Shares	$210	$649	$1,114	$2,272

Class C Shares	$210	$649	$1,114	$2,400

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.22% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies. The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The Fund may engage in securities lending. In addition, the Fund may engage, to a significant degree, in writing covered call options.

29

Summary	BB&T Special Opportunities Equity Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

30

Summary	BB&T Special Opportunities Equity Fund

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	18.42%	6/30/09
Worst quarter:	–22.28%	12/31/08

31

Summary	BB&T Special Opportunities Equity Fund

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Class A Shares			(6/2/03)
Return Before Taxes	30.30%	4.83%	10.25%

Return After Taxes on Distributions	30.30%	3.92%	9.45%

Return After Taxes on Distributions and Sale of Fund Shares	19.70%	3.89%	8.76%

Class B Shares			(6/2/03)
Return Before Taxes	33.11%	5.11%	10.41%

Class C Shares			(6/2/03)
Return Before Taxes	37.21%	5.27%	10.42%

S&P 500® Index			(5/31/03)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	4.31%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Scott & Stringfellow, LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow, and Portfolio Manager Since June 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

32

Summary	BB&T Special Opportunities Equity Fund

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

33

Summary	BB&T Equity Income Fund

Class A Shares BAEIX	Class B Shares BEIBX (Not Offered for Sale)	Class C Shares BCEGX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.70%	0.70%	0.70%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.25%	0.25%	0.25%

Acquired Fund Fees and Expenses[2]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.47%	1.97%	1.97%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.22%	1.97%	1.97%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

34

Summary	BB&T Equity Income Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$692	$990	$1,309	$2,211

Class B Shares	$600	$918	$1,162	$2,167

Class C Shares	$200	$618	$1,062	$2,296

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$692	$990	$1,309	$2,211

Class B Shares	$200	$618	$1,062	$2,167

Class C Shares	$200	$618	$1,062	$2,296

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.13% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates, and convertible debt securities (including high-yield (“junk”) bonds) and convertible preferred stock, which are convertible into common stock, with favorable long-term fundamental characteristics. The Fund may also invest in U.S. traded equity stocks of foreign companies with similar characteristics, including ADRs. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The Fund may engage in securities lending. In addition, the Fund may engage, to a significant degree, in writing covered call options.

35

Summary	BB&T Equity Income Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

36

Summary	BB&T Equity Income Fund

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	13.32%	6/30/09
Worst quarter:	–17.53%	12/31/08

37

Summary	BB&T Equity Income Fund

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Class A Shares			(6/30/04)
Return Before Taxes	15.81%	4.88%	7.03%

Return After Taxes on Distributions	15.47%	4.08%	6.24%

Return After Taxes on Distributions and Sale of Fund Shares	10.67%	4.09%	5.96%

Class B Shares			(6/30/04)
Return Before Taxes	17.98%	5.18%	7.25%

Class C Shares			(6/30/04)
Return Before Taxes	21.97%	5.33%	7.38%

S&P 500® Index			(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	1.66%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Scott & Stringfellow, LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow and Portfolio Manager Since June 2004

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

38

Summary	BB&T Equity Income Fund

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

39

Summary	BB&T Short U.S. Government Fund

Class A Shares BSGAX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.35%

Fee Waiver or Expense Reimbursement[2]	–0.40%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

40

Summary	BB&T Short U.S. Government Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales changes (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.57% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (“U.S. Government Securities”). The Fund also invests, under normal market conditions, primarily in U.S. Government Securities, some of which may be subject to repurchase agreements, or in “high grade” mortgage-backed securities, including collateralized mortgage obligations (“CMOs”), that are rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies. The duration range of the Fund will be from 1.0 to 3.5 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among various types of U.S. Government Securities as well as other sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the effective duration (i.e., interest rate sensitivity) of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

The Fund may engage in securities lending.

41

Summary	BB&T Short U.S. Government Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

42

Summary	BB&T Short U.S. Government Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	3.12%	12/31/00
Worst quarter:	–1.39%	6/30/04

43

Summary	BB&T Short U.S. Government Fund

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Class A Shares				(11/30/92)
Return Before Taxes	–0.78%	2.88%	3.61%	4.12%

Return After Taxes on Distributions	–1.82%	1.61%	2.18%	2.37%

Return After Taxes on Distributions and Sale of Fund Shares	–0.51%	1.71%	2.21%	2.42%

Barclays Capital 1-3 Year Government Index[1]				(11/30/92)
(reflects no deductions for fees, expenses, or taxes)	1.41%	4.18%	4.65%	5.01%

Merrill Lynch 1-5 Year U.S. Treasuries/Agencies Index[1]
(reflects no deductions for fees, expenses, or taxes)	0.91%	4.49%	5.08%	N/A

[1] Effective February 1, 2010, the Fund’s benchmark was changed from the Merrill Lynch 1-5 Year U.S. Treasuries/Agencies Index to the Barclays Capital 1-3 Year Government Index in order to better represent the Fund’s investment strategies for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Kevin McNair, CFA Portfolio Manager Since June 1994

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

44

Summary	BB&T Short U.S. Government Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

45

Summary	BB&T Intermediate U.S. Government Fund

Class A Shares BGVAX	Class B Shares BUSGX (Not Offered for Sale)	Class C Shares BIUCX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.60%	0.60%	0.60%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.35%	1.85%	1.85%

Fee Waiver or Expense Reimbursement[3]	–0.37%	–0.12%	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	0.98%	1.73%	1.73%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

46

Summary	BB&T Intermediate U.S. Government Fund

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$669	$944	$1,239	$2,075

Class B Shares	$576	$870	$1,090	$2,029

Class C Shares	$176	$570	$990	$2,159

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$669	$944	$1,239	$2,075

Class B Shares	$176	$570	$990	$2,029

Class C Shares	$176	$570	$990	$2,159

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.13% of the average value of its portfolio.

47

Summary	BB&T Intermediate U.S. Government Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities (“U.S. Government Securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund invests, under normal market conditions, in U.S. Government Securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations (“CMOs”).

The Fund may also invest in short-term obligations, asset-backed securities, commercial bonds and the shares of other investment companies. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

The Fund may engage in securities lending.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

48

Summary	BB&T Intermediate U.S. Government Fund

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

49

Summary	BB&T Intermediate U.S. Government Fund

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	5.67%	12/31/08
Worst quarter:	–2.52%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(10/9/92)
Return Before Taxes	–2.99%	3.39%	4.90%	5.07%

Return After Taxes on Distributions	–4.03%	1.98%	3.28%	3.13%

Return After Taxes on Distributions and Sale of Fund Shares	–1.95%	2.05%	3.22%	3.13%

Class B Shares				(1/1/96)
Return Before Taxes	–1.82%	3.68%	4.90%	5.02%

Class C Shares				(2/1/01)
Return Before Taxes	2.17%	3.87%	4.87%	5.06%

Barclays Capital Intermediate Government Index[2]				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.62%

Barclays Capital U.S. Government/Mortgage Bond Index[2]				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	1.96%	5.32%	6.31%	6.24%

[1] Performance for Class B and C Shares for periods prior to inception on January 1, 1996 and February 1, 2001, respectively, is based on Class A Share performance.

[2] Effective February 1, 2010, the Fund’s benchmark was changed from the Barclays Capital U.S. Government/Mortgage Bond Index to the Barclays Capital Intermediate Government Index in order to better represent the Fund’s investment strategies for comparison purposes.

50

Summary	BB&T Intermediate U.S. Government Fund

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Brad D. Eppard, CFA Portfolio Manager Since July 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

51

Summary	BB&T Total Return Bond Fund

Class A Shares BICAX	Class B Shares BICBX (Not Offered for Sale)	Class C Shares BICCX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.60%	0.60%	0.60%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.24%	0.24%	0.24%

Total Annual Fund Operating Expenses	1.34%	1.84%	1.84%

Fee Waiver or Expense Reimbursement[2]	–0.37%	–0.12%	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.97%	1.72%	1.72%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

52

Summary	BB&T Total Return Bond Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$668	$941	$1,234	$2,065

Class B Shares	$575	$867	$1,084	$2,018

Class C Shares	$175	$567	$984	$2,149

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$668	$941	$1,234	$2,065

Class B Shares	$175	$567	$984	$2,018

Class C Shares	$175	$567	$984	$2,149

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.26% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities, and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality) corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and/or foreign and emerging market bonds.

53

Summary	BB&T Total Return Bond Fund

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager employs a quantitative model developed by the Fund’s Sub-Adviser which provides an indication of the trend in interest rates, either rising or falling, over a three month forward looking horizon enabling the portfolio manager to position the Fund’s portfolio relative to the benchmark in terms of duration. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the firm’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The Fund may engage in securities lending.

The Fund may also invest in certain types of derivative instruments, including futures contracts, credit default swaps, and interest rate swaps.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

54

Summary	BB&T Total Return Bond Fund

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Emerging Market Risk: Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties than in developed markets.

Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Less extensive legal remedies, difficulties in enforcing favorable legal judgments in foreign courts, and different securities clearance and settlement procedures are issues.

Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.

55

Summary	BB&T Total Return Bond Fund

Investments in emerging markets are considered to be speculative and may be highly volatile.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	6.30%	9/30/09
Worst quarter:	–3.19%	6/30/04

56

Summary	BB&T Total Return Bond Fund

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(12/2/99)
Return Before Taxes	5.07%	3.76%	5.40%	5.28%

Return After Taxes on Distributions	3.40%	2.16%	3.52%	3.40%

Return After Taxes on Distributions and Sale of Fund Shares	3.24%	2.25%	3.48%	3.36%

Class B Shares				(12/2/99)
Return Before Taxes	6.60%	4.06%	5.41%	5.28%

Class C Shares				(2/1/01)
Return Before Taxes	10.70%	4.23%	5.27%	5.15%

Barclays Capital U.S. Aggregate Index				(11/30/99)
(reflects no deductions for fees, expenses, or taxes)	5.93%	4.97%	6.33%	6.23%

[1] Performance for Class C Shares for periods prior to inception on February 1, 2001 is based on Class B Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since January 2008

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

57

Summary	BB&T Total Return Bond Fund

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

58

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Class A Shares BKTAX

Investment Objective	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.39%

Fee Waiver or Expense Reimbursement[2]	-0.45%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.94%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

59

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$393	$684	$996	$1,881

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$393	$684	$996	$1,881

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.56% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

60

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

61

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.65%	9/30/09
Worst quarter:	–2.20%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Class A Shares			(2/24/03)
Return Before Taxes	6.01%	3.37%	3.65%

Return After Taxes on Distributions	5.73%	3.26%	3.57%

Return After Taxes on Distributions and Sale of Fund Shares	5.08%	3.26%	3.53%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

62

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

63

Summary	BB&T Maryland Intermediate Tax-Free Fund

Class A Shares BMAAX

Investment Objective	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.29%

Acquired Fund Fees and Expenses[1]	0.04%

Total Annual Fund Operating Expenses	1.43%

Fee Waiver or Expense Reimbursement[2]	-0.45%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.98%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

64

Summary	BB&T Maryland Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$397	$696	$1,017	$1,924

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$397	$696	$1,017	$1,924

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.11% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

65

Summary	BB&T Maryland Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

66

Summary	BB&T Maryland Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.40%	3/31/09
Worst quarter:	–2.28%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Class A Shares			(2/24/03)
Return Before Taxes	7.30%	3.92%	3.77%

Return After Taxes on Distributions	7.29%	3.88%	3.73%

Return After Taxes on Distributions and Sale of Fund Shares	5.73%	3.74%	3.61%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

67

Summary	BB&T Maryland Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

68

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Class A Shares BNCAX

Investment Objective	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.23%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.35%

Fee Waiver or Expense Reimbursement[2]	–0.40%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

69

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.42% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

70

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

71

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.81%	9/30/09
Worst quarter:	–2.35%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Class A Shares				(10/16/92)
Return Before Taxes	5.69%	3.42%	4.50%	4.14%

Return After Taxes on Distributions	5.57%	3.29%	4.39%	4.06%

Return After Taxes on Distributions and Sale of Fund Shares	4.89%	3.35%	4.32%	4.03%

Barclays Capital 7-Year Municipal Bond Index				(10/31/92)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

72

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

73

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Class A Shares BASCX

Investment Objective	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.30%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.41%

Fee Waiver or Expense Reimbursement[2]	–0.40%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.01%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

74

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$400	$695	$1,011	$1,907

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$400	$695	$1,011	$1,907

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.06% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

75

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

76

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.96%	9/30/09
Worst quarter:	–2.10%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5		Since
	Year	Years	10 Years	Inception
Class A Shares				(10/20/97)
Return Before Taxes	5.91%	3.28%	4.54%	4.15%

Return After Taxes on Distributions	5.91%	3.08%	4.42%	4.03%

Return After Taxes on Distributions and Sale of Fund Shares	4.94%	3.19%	4.36%	4.01%

Barclays Capital 7-Year Municipal Bond Index				(10/31/97)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

77

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

78

Summary	BB&T Virginia Intermediate Tax-Free Fund

Class A Shares BVAAX

Investment Objective	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.23%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.35%

Fee Waiver or Expense Reimbursement[2]	–0.40%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

79

Summary	BB&T Virginia Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales changes (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.90% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

80

Summary	BB&T Virginia Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

81

Summary	BB&T Virginia Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.45%	12/31/08
Worst quarter:	–2.15%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5		Since
	Year	Years	10 Years	Inception
Class A Shares				(5/17/99)
Return Before Taxes	4.32%	3.53%	4.60%	4.21%

Return After Taxes on Distributions	4.07%	3.40%	4.51%	4.12%

Return After Taxes on Distributions and Sale of Fund Shares	3.95%	3.44%	4.42%	4.09%

Barclays Capital 7-Year Municipal Bond Index				(5/31/99)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

82

Summary	BB&T Virginia Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

83

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Class A Shares BWVAX

Investment Objective	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.95%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$594	$810	$1,431

84

Summary	BB&T West Virginia Intermediate Tax-Free Fund

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$594	$810	$1,431

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.19% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

85

Summary	BB&T West Virginia Intermediate Tax-Free Fund

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

86

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Class A Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	4.69%	12/31/00
Worst quarter:	–2.05%	6/30/04

Average Annual Total Returns as of December 31, 2009[1]

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(12/17/93)
Return Before Taxes	5.81%	3.08%	4.51%	4.26%

Return After Taxes on Distributions	5.79%	3.03%	4.40%	4.17%

Return After Taxes on Distributions and Sale of Fund Shares	5.02%	3.12%	4.37%	4.19%

Barclays Capital 7-Year Municipal Bond Index				(12/31/93)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.28%

[1] Performance date includes the performance of the OVB West Virginia Tax-Exempt Income Portfolio for the period prior to its consolidation with the BB&T West Virginia Intermediate Tax-Free Fund on July 23, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

87

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

88

Summary	BB&T National Tax-Free Money Market Fund

Class A Shares BNAXX

Investment Objective	The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.99%

Fee Waiver or Expense Reimbursement[1]	–0.30%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.69%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

89

Summary	BB&T National Tax-Free Money Market Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the expiration of the current contractual advisory fee limitation on February 28, 2012 and the expiration of the current contractual 12b-1 fee limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$70	$280	$513	$1,180

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$70	$280	$513	$1,180

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund may invest in tax-exempt and other fixed income securities, including, for example, variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund may engage in securities lending.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

90

Summary	BB&T National Tax-Free Money Market Fund

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates or that have greater credit risk or other less favorable characteristics. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 year and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

91

Summary	BB&T National Tax-Free Money Market Fund

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	0.78%	9/30/07
Worst quarter:	0.00%	12/31/09

Average Annual Total Returns as of December 31, 2009

	1	Since
	Year	Inception
		(8/1/06)
Class A Shares	0.34%	1.90%

As of December 31, 2009, the Fund’s 7-day yield for Class A Shares was 0.01%. For current yield information on the Fund call 1-800-228-1872.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

92

Summary	BB&T National Tax-Free Money Market Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

93

Summary	BB&T Prime Money Market Fund

Class A Shares BBAXX	Class B Shares BPBXX (Not Offered for Sale)	Class C Shares BBCXX

Investment Objective	The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.40%	0.40%	0.40%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.26%	0.26%	0.26%

Total Annual Fund Operating Expenses	1.16%	1.66%	1.66%

Fee Waiver or Expense Reimbursement[2]	–0.12%	–0.12%	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.04%	1.54%	1.54%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.28% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

94

Summary	BB&T Prime Money Market Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the expiration of the current contractual advisory fee limitation on February 28, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$106	$344	$615	$1,387

Class B Shares	$557	$799	$979	$1,811

Class C Shares	$157	$499	$879	$1,945

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$106	$344	$615	$1,387

Class B Shares	$157	$499	$879	$1,811

Class C Shares	$157	$499	$879	$1,945

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

• Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  • High-quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers including corporate debt securities that the issuer or a third party, such as a dealer or bank, must repay on demand;

• Asset-backed securities;

• Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

• Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

• Funding agreements issued by highly-rated U.S. insurance companies;

• Securities issued or guaranteed by state or local government bodies; and

• Repurchase agreements relating to the above instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs; or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

95

Summary	BB&T Prime Money Market Fund

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values.

The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund may engage in securities lending.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

96

Summary	BB&T Prime Money Market Fund

Sector Risks: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

97

Summary	BB&T Prime Money Market Fund

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	1.46%	12/31/00
Worst quarter:	0.00%	12/31/09

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
				(10/1/97)
Class A Shares	0.08%	2.66%	2.42%	2.83%

				(9/2/98)
Class B Shares	–3.98%	2.06%	2.01%	2.47%

				(1/30/02)
Class C Shares	0.02%	2.24%	2.08%	2.55%

[1] Performance for Class B and C Shares for periods prior to inception on September 2, 1998 and January 30, 2002, respectively, is based on Class A Share performance.

As of December 31, 2009, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

98

Summary	BB&T Prime Money Market Fund

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

99

Summary	BB&T U.S. Treasury Money Market Fund

Class A Shares BBUXX	Class B Shares BUSXX (Not Offered for Sale)	Class C Shares BUCXX

Investment Objective	The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.40%	0.40%	0.40%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.25%	0.25%	0.25%

Total Annual Fund Operating Expenses	1.15%	1.65%	1.65%

Fee Waiver or Expense Reimbursement[2]	–0.14%	–0.14%	–0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.01%	1.51%	1.51%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.26% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

100

Summary	BB&T U.S. Treasury Money Market Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the expiration of the current contractual advisory fee limitation on February 28, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$103	$337	$605	$1,372

Class B Shares	$554	$792	$970	$1,797

Class C Shares	$154	$492	$870	$1,930

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$103	$337	$605	$1,372

Class B Shares	$154	$492	$870	$1,797

Class C Shares	$154	$492	$870	$1,930

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund may engage in securities lending.

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

101

Summary	BB&T U.S. Treasury Money Market Fund

On October 14, 2008, the FDIC announced a Temporary Liquidity Guarantee Program, under which the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on certain debt issued by private entities through the earlier of maturity date of the debt or June 30, 2012. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local taxes.

Please see “Additional Investment Strategies and Risks” on page 129. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

102

Summary	BB&T U.S. Treasury Money Market Fund

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	1.38%	12/31/00
Worst quarter:	0.00%	12/31/09

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
				(10/5/92)
Class A Shares	0.01%	2.19%	2.08%	2.89%

				(10/5/92)
Class B Shares	–3.99%	1.63%	1.70%	2.59%

				(1/30/02)
Class C Shares	0.01%	1.81%	1.80%	2.72%

[1] Performance for Class C Shares for periods prior to inception on January 30, 2002 is based on Class A Share performance.

As of December 31, 2009, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.

Management	Investment Adviser BB&T Asset Management, Inc.

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:
• Continue as a Class B shareholder;
• Continue to reinvest dividends and distributions into Class B shares; and

103

Summary	BB&T U.S. Treasury Money Market Fund

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

104

Summary	BB&T Capital Manager Conservative Growth Fund

Class A Shares BCGAX	Class B Shares BCGBX (Not Offered for Sale)	Class C Shares BCCCX

Investment Objective	The Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.17%	0.17%	0.17%

Acquired Fund Fees and Expenses[2]	0.75%	0.75%	0.75%

Total Annual Fund Operating Expenses	1.67%	2.17%	2.17%

Fee Waiver or Expense Reimbursement[3]	–0.50%	–0.25%	–0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.17%	1.92%	1.92%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

105

Summary	BB&T Capital Manager Conservative Growth Fund

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$687	$1,025	$1,386	$2,398

Class B Shares	$595	$955	$1,242	$2,357

Class C Shares	$195	$655	$1,142	$2,484

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$687	$1,025	$1,386	$2,398

Class B Shares	$195	$655	$1,142	$2,357

Class C Shares	$195	$655	$1,142	$2,484

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.56% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

106

Summary	BB&T Capital Manager Conservative Growth Fund

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Fixed Income Funds: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

107

Summary	BB&T Capital Manager Conservative Growth Fund

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Funds: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

108

Summary	BB&T Capital Manager Conservative Growth Fund

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	10.36%	9/30/09
Worst quarter:	–7.69%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception[1,2]
Class A Shares				(1/29/98)
Return Before Taxes	10.91%	1.61%	1.87%	2.92%

Return After Taxes on Distributions	9.97%	0.39%	0.66%	1.63%

Return After Taxes on Distributions and Sale of Fund Shares	7.20%	0.89%	1.02%	1.86%

Class B Shares				(1/29/99)
Return Before Taxes	12.74%	1.88%	1.90%	2.99%

Class C Shares				(2/1/01)
Return Before Taxes	16.76%	2.05%	1.78%	2.86%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	–0.95%	3.11%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.52%

[1] Performance for Class A Shares for periods prior to inception on January 29, 1998 is based on Institutional Share performance.

[2] Performance for Class B and C Shares for periods prior to inception on January 29, 1999 and February 1, 2001, respectively, is based on Class A Share performance.

109

Summary	BB&T Capital Manager Conservative Growth Fund

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

110

Summary	BB&T Capital Manager Moderate Growth Fund

Class A Shares BAMGX	Class B Shares BBMGX (Not Offered for Sale)	Class C Shares BCMCX

Investment Objective	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.13%	0.13%	0.13%

Acquired Fund Fees and Expenses[2]	0.78%	0.78%	0.78%

Total Annual Fund Operating Expenses	1.66%	2.16%	2.16%

Fee Waiver or Expense Reimbursement[3]	–0.50%	–0.25%	–0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.16%	1.91%	1.91%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

111

Summary	BB&T Capital Manager Moderate Growth Fund

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$686	$1,022	$1,381	$2,388

Class B Shares	$594	$952	$1,237	$2,346

Class C Shares	$194	$652	$1,137	$2,473

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$686	$1,022	$1,381	$2,388

Class B Shares	$194	$652	$1,137	$2,346

Class C Shares	$194	$652	$1,137	$2,473

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.46% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

112

Summary	BB&T Capital Manager Moderate Growth Fund

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Funds: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Funds: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

113

Summary	BB&T Capital Manager Moderate Growth Fund

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	12.85%	9/30/09
Worst quarter:	–12.46%	12/31/08

114

Summary	BB&T Capital Manager Moderate Growth Fund

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception[1,2]
Class A Shares				(1/29/98)
Return Before Taxes	14.48%	0.41%	0.51%	2.19%

Return After Taxes on Distributions	13.83%	–0.71%	–0.53%	1.07%

Return After Taxes on Distributions and Sale of Fund Shares	9.60%	0.04%	0.05%	1.42%

Class B Shares				(1/29/99)
Return Before Taxes	16.53%	0.68%	0.49%	2.20%

Class C Shares				(2/1/01)
Return Before Taxes	20.83%	0.84%	0.46%	2.15%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	–0.95%	3.11%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.52%

[1] Performance for Class A Shares for periods prior to inception on January 29, 1998 is based on Institutional Share performance.

[2] Performance for Class B and C Shares for periods prior to inception on January 29, 1999 and February 1, 2001, respectively, is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

115

Summary	BB&T Capital Manager Moderate Growth Fund

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

116

Summary	BB&T Capital Manager Growth Fund

Class A Shares BCMAX	Class B Shares BCMBX (Not Offered for Sale)	Class C Shares BCGCX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.15%	0.15%	0.15%

Acquired Fund Fees and Expenses[2]	0.80%	0.80%	0.80%

Total Annual Fund Operating Expenses	1.70%	2.20%	2.20%

Fee Waiver or Expense Reimbursement[3]	–0.50%	–0.25%	–0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.20%	1.95%	1.95%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

117

Summary	BB&T Capital Manager Growth Fund

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$690	$1,034	$1,401	$2,429

Class B Shares	$598	$964	$1,257	$2,388

Class C Shares	$198	$664	$1,157	$2,514

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$690	$1,034	$1,401	$2,429

Class B Shares	$198	$664	$1,157	$2,388

Class C Shares	$198	$664	$1,157	$2,514

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.08% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

118

Summary	BB&T Capital Manager Growth Fund

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 10% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, thunder normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Funds: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Funds: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

119

Summary	BB&T Capital Manager Growth Fund

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	14.40%	9/30/09
Worst quarter:	–16.43%	12/31/08

120

Summary	BB&T Capital Manager Growth Fund

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception[1,2]
Class A Shares				(1/29/98)
Return Before Taxes	16.02%	–0.69%	–0.86%	1.34%

Return After Taxes on Distributions	15.60%	–1.69%	–1.74%	0.38%

Return After Taxes on Distributions and Sale of Fund Shares	10.65%	–0.72%	–0.94%	0.86%

Class B Shares				(1/29/99)
Return Before Taxes	18.15%	–0.42%	–0.88%	1.38%

Class C Shares				(2/1/01)
Return Before Taxes	22.18%	–0.24%	–0.92%	1.29%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes}	26.46%	0.42%	–0.95%	3.11%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.52%

[1] Performance for Class A Shares for periods prior to inception on January 29, 1998 is based on Institutional Share performance.

[2] Performance for Class B and C Shares for periods prior to inception on January 29, 1999 and February 1, 2001 is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

121

Summary	BB&T Capital Manager Growth Fund

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

122

Summary	BB&T Capital Manager Equity Fund

Class A Shares BCAAX	Class B Shares BCABX (Not Offered for Sale)	Class C Shares BCACX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the BB&T Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 159 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.20%	0.20%	0.20%

Acquired Fund Fees and Expenses[2]	0.83%	0.83%	0.83%

Total Annual Fund Operating Expenses	1.78%	2.28%	2.28%

Fee Waiver or Expense Reimbursement[3]	–0.50%	–0.25%	–0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.28%	2.03%	2.03%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

123

Summary	BB&T Capital Manager Equity Fund

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$698	$1,057	$1,440	$2,510

Class B Shares	$606	$988	$1,297	$2,471

Class C Shares	$206	$688	$1,197	$2,596

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$698	$1,057	$1,440	$2,510

Class B Shares	$206	$688	$1,197	$2,471

Class C Shares	$206	$688	$1,197	$2,596

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.24% of the average value of its portfolio.

124

Summary	BB&T Capital Manager Equity Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds that invest mainly in equity securities. Under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Funds: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

125

Summary	BB&T Capital Manager Equity Fund

Fixed Income Funds: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

126

Summary	BB&T Capital Manager Equity Fund

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	16.80%	6/30/09
Worst quarter:	–22.06%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Class A Shares			(3/19/01)
Return Before Taxes	17.24%	–2.32%	–0.70%

Return After Taxes on Distributions	17.05%	–3.45%	–1.37%

Return After Taxes on Distributions and Sale of Fund Shares	11.44%	–1.92%	–0.57%

Class B Shares			(3/19/01)
Return Before Taxes	19.51%	–2.04%	–0.71%

Class C Shares			(3/19/01)
Return Before Taxes	23.64%	–1.84%	–0.76%

S&P 500® Index			(3/31/01)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	1.45%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

127

Summary	BB&T Capital Manager Equity Fund

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

Class B Shares are not offered for new purchases. If you currently hold a Class B share, you may:

• Continue as a Class B shareholder;

• Continue to reinvest dividends and distributions into Class B shares; and

• Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

128

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are summarized under its respective “Investment Objective” and “Strategy, Risks and Performance” section earlier in this prospectus.

Stock Funds

Select Equity Fund, Mid Cap Value Fund, Sterling Capital Small Cap Value Fund, International Equity Fund, Special Opportunities Equity Fund and Equity Income Fund (“Stock Funds”)

All Stock Funds (except the International Equity Fund): Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 50% of the value of its total assets for the Special Opportunities Equity Fund and Equity Income Fund).

International Equity Fund — The Fund may invest up to 10% of its net assets in listed and over-the-counter equity and interest rate warrants. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan and the United Kingdom.

The Fund may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) issued by sponsored or unsponsored facilities.

The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. When deemed appropriate by the Fund’s Sub-Adviser, the portfolio manager may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. In addition, when the European cash market is closed and when deemed appropriate by the Fund’s Sub-Adviser, the Fund may deploy cash to enter into transactions in U.S. equity index futures, such as those based on the S&P 500, and exchange-traded funds, in order to increase or reduce market exposure. The Fund’s Sub-Adviser expects to unwind promptly such investments subject to market conditions.

The Fund may invest in preferred stocks, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Fund’s Sub-Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash.

To the extent permitted by the 1940 Act, the Fund may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

Bond Funds

Short U.S. Government Fund, Intermediate U.S. Government Fund and Total Return Bond Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds”)

129

Additional Investment Strategies and Risks

All Bond Funds:  Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

Short U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

Intermediate U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

Total Return Bond Fund — The Fund may invest up to 25% of its total assets in bonds that are below investment grade and/or foreign and emerging market bonds.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

All Taxable Bond Funds — Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, or, if not rated, are of comparable quality as determined by the Adviser.

Kentucky Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

West Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

All Tax-Free Bond Funds — Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures.  If deemed appropriate under the circumstances, each Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Money Market Funds

National Tax-Free Money Market Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (the “Money Market Funds”)

National Tax-Free Money Market Fund — The Fund may invest up to 20% of its assets in securities the interest income from which may be subject to federal alternative minimum tax for individual shareholders.

130

Additional Investment Strategies and Risks

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

The Fund will only purchase securities that present minimal credit risks as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities under Rule 2a-7 of the 1940 Act. Eligible Securities include:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in one of the two highest ratings categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash or investing its assets in certain taxable or other securities (such as, for example, the following taxable securities: treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements; and the following other securities: municipal repurchase agreements and municipal reverse repurchase agreements) in response to unusual circumstances, such as, for example: adverse market, economic or other conditions; to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. This may cause the Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Prime Money Market Fund — The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker’s acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

131

Additional Investment Strategies and Risks

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash, shortening the portfolio’s dollar-weighted average maturity, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objectives.

U.S. Treasury Money Market Fund — Temporary Defensive Measures.  For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program, (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an Eligible Security, as defined in Rule 2a-7 under the 1940 Act that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Funds of Funds

Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund and Capital Manager Equity Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Stock Funds, Bond Funds and the National Tax-Free Money Market Fund

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

All Stock Funds, Bond Funds and Funds of Funds

Active Trading — Each Stock Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the proportion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

132

Additional Investment Strategies and Risks

Temporary Defensive Measures — If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

All Funds

Fundamental Policies — Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Investment Strategies.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

133

Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the SAI for additional details regarding these and other permissible investments.

				Delayed			Forward		High-Yield/
	Asset-			Delivery/			Foreign	Guaranteed	High-Risk		Investment	Investment
	Backed	Common	Convertible	When-		Emerging	Currency	Investment	Debt	Illiquid	Company	Grade
BB&T Funds	Securities	Stock	Securities	Issueds	Derivatives	Markets	Contracts	Contracts	Securities	Securities	Securities	Bonds

Stock Funds

Select Equity Fund	X	X	X	X	X			X	X	X	X	X

Mid Cap Value Fund	X	X	X	X	X			X	X	X	X	X

Sterling Capital Small Cap Value Fund		X	X	X	X					X	X

International Equity Fund	X	X	X	X	X	X	X	X	X	X	X	X

Special Opportunities Equity Fund	X	X	X	X	X			X	X	X	X	X

Equity Income Fund	X	X	X	X	X			X	X	X	X	X

Bond Funds

Short U.S. Government Fund	X			X	X			X		X	X	X

Intermediate U.S. Government Fund	X			X	X			X		X	X	X

Total Return Bond Fund	X	X	X	X	X	X		X	X	X	X	X

Kentucky Intermediate Tax-Free Fund	X			X	X					X	X	X

Maryland Intermediate Tax-Free Fund	X			X	X					X	X	X

North Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

South Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

West Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

Money Market Funds

National Tax-Free Money Market Fund				X				X		X	X

Prime Money Market Fund	X			X				X		X	X

U.S. Treasury Money Market Fund											X

Funds of Funds

Capital Manager Conservative Growth Fund				X							X

Capital Manager Moderate Growth Fund				X							X

Capital Manager Growth Fund				X							X

Capital Manager Equity Fund				X							X

134

Additional Investment Strategies and Risks

				Non. U.S.							U.S.			Variable and		Zero-
Money	Mortgage-	Mortgage		Traded		Real Estate		Reverse		Trust	Government	U.S. Traded	U.S.	Floating		Coupon
Market	Backed	Dollar	Municipal	Foreign	Preferred	Investment	Restricted	Repurchase	Securities	Preferred	Agency	Foreign	Treasury	rate		Debt
Instruments	Securities	Rolls	Securities	Securities	Stocks	Trusts (REITs)	Securities	Agreements	Lending	Securities	Securities	Securities	Obligations	Instruments	Warrants	Obligations

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X		X	X	X	X	X	X		X	X	X	X	X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X		X				X	X	X		X	X	X	X		X

X									X				X			X

X							X				X		X

X							X				X		X

X							X				X		X

X							X				X		X

135

Additional Investment Strategies and Risks

Additional Information about the Funds’ Investments

Principal Investments

The following investments are principal investments for one or more BB&T Funds.

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock:  Shares of ownership of a company.

Convertible Securities:  Bonds or preferred stock that convert to common stock.

Derivatives:  Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, some mortgage-backed securities and custody receipts.

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts:  Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options:  A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options:  A security that combines features of options with securities trading using composite stock indices.

Structured Products:  Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps:  An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates.

Emerging Markets:  Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded:  Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”):  EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Global Depositary Receipts (“GDRs”):  GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded:  Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”):  ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations:  U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds:  Issued by Canadian provinces.

Sovereign Bonds:  Issued by the government of a foreign country.

Supranational Bonds:  Issued by supranational entities, such as the World Bank and European Investment Bank.

136

Additional Investment Strategies and Risks

High-Yield/High-Risk Debt Securities:  High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities:  Shares of investment companies. The Stock and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser or distributor. The Money Market Funds may only invest in shares of other money market funds. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the BB&T Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the BB&T Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds:  A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”):  ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Barclay’s iShares are also ETFs and are index funds that trade like shares. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs, including but not limited to iShares, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds:  Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Money Market Instruments:  Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.

Bankers’ Acceptances:  Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit:  Negotiable instruments with a stated maturity.

Commercial Paper:  Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements:  The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits:  Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

137

Additional Investment Strategies and Risks

Variable Amount Master Demand Notes:  Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations:  Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments:  Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks:  Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Securities Lending:  The lending of up to 33 1/3% of the Fund’s total assets, plus the assets received by the Fund as collateral for securities loaned. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations:  U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants:  Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The following investments are non-principal investments for one or more BB&T Funds.

Delayed Delivery Transactions/Forward Commitments/When-Issueds:  A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Forward Foreign Currency Contracts:  An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

138

Additional Investment Strategies and Risks

Guaranteed Investment Contracts:  Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities:  Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Mortgage Dollar Rolls:  Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Real Estate Investment Trusts (“REITS”):  Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements:  The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities:  Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations:  Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following are principal risks for one or more BB&T Funds.

Commodity ETF Risk.  In addition to the risks described under “ETF Risk” below, the value of a Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets Risk.  The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Estimated Maturity Risk:  The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

139

Additional Investment Strategies and Risks

ETF Risk.  The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Foreign Investment Risk.  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk.  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk.  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk.  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.  When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative.  To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk.  The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

140

Additional Investment Strategies and Risks

Options Risk.  There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Pre-Payment/Call Risk.  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay — higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investment of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Small Company Risk.  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

141

Additional Investment Strategies and Risks

Tax Risk.  While distributions of interest income from municipal securities will generally be exempt from federal income tax (other than the alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

U.S. Government Securities Risk.  The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Principal Risks

The following are non-principal risks for one or more BB&T Funds.

Inverse Market Risk.  The particular type of market risk associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Political Risk.  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk.  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Sector Risk.  The risk that a Fund comprised of securities credit enhanced by banks or companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

142

Fund Management

The Investment Advisers

BB&T Asset Management, Inc. (“BB&T Asset Management”) is the adviser for all the Funds except the Sterling Capital Small Cap Value Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, is a wholly-owned subsidiary of BB&T Corporation (“BB&T”), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. As of September 30, 2009, BB&T Asset Management had approximately $17 billion in assets under management.

Sterling Capital Management LLC (“Sterling Capital” or, collectively with BB&T Asset Management, the “Advisers”) is the investment adviser for the Sterling Capital Small Cap Value Fund. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company. Since April 1, 2005, Sterling Capital has operated as an independently managed subsidiary of BB&T, which holds a 70% ownership interest in Sterling Capital. Sterling Capital manages and supervises the investment of the Sterling Capital Small Cap Value Fund’s assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970.

As of September 30, 2009, Sterling Capital had approximately $11.6 billion in assets under management.

The Funds (except the Sterling Capital Small Cap Value Fund) and BB&T Asset Management intend to seek exemptive relief from the Securities and Exchange Commission (“SEC”) to permit BB&T Asset Management, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval. BB&T Asset Management has received the one-time approval from the Funds’ Board of Trustees and shareholders, and if BB&T Asset Management obtains an exemptive order from the SEC, BB&T Asset Management will have the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by BB&T Asset Management. As of the date of this prospectus, the Funds and BB&T Asset Management had not yet filed an exemptive application with the SEC. Such relief will be sought only with respect to unaffiliated sub-advisers. Once filed, there is no guarantee that the SEC will grant exemptive relief.

Through its portfolio management team, Sterling Capital with respect to the Sterling Capital Small Cap Value Fund and BB&T Asset Management with respect to all other Funds makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays its respective Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which BB&T Asset Management has retained a separate sub-adviser, BB&T Asset Management (and not the Fund) pays a portion of the advisory fees it receives to the sub-adviser in return for its services.

143

Fund Management

For these advisory services, the Funds paid as follows during their fiscal year ended September 30, 2009:

Percentage of average net
assets for the fiscal year
ended 09/30/09
Select Equity Fund (formerly, Large Cap Fund)	0.60%

Mid Cap Value Fund	0.69%

Sterling Capital Small Cap Value Fund	0.53%

International Equity Fund	0.85%

Special Opportunities Equity Fund	0.79%

Equity Income Fund	0.68%

Short U.S. Government Fund	0.45%

Intermediate U.S. Government Fund	0.48%

Total Return Bond Fund	0.48%

Kentucky Intermediate Tax Free Fund	0.40%

Maryland Intermediate Tax Free Fund	0.37%

North Carolina Intermediate Tax-Free Fund	0.45%

South Carolina Intermediate Tax-Free Fund	0.45%

Virginia Intermediate Tax-Free Fund	0.45%

West Virginia Intermediate Tax-Free Fund	0.45%

National Tax-Free Money Market Fund	0.20%

Prime Money Market Fund	0.28%

U.S. Treasury Money Market Fund	0.06%

Capital Manager Conservative Growth Fund	0.00%

Capital Manager Moderate Growth Fund	0.00%

Capital Manager Growth Fund	0.00%

Capital Manager Equity Fund	0.00%

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital with respect to the Sterling Capital Small Cap Value Fund and BB&T Asset Management with respect to the other Funds and sub-advisory agreements with Artio Global Management, LLC (“Artio Global”), Scott & Stringfellow, LLC (“Scott & Stringfellow”), Federated Investment Management Company (“Federated IMC”), and Sterling Capital is available in a Fund’s annual report to shareholders for the period ended September 30, 2009.

The Investment Sub-Advisers

International Equity Fund.  Artio Global (formerly Julius Baer Investment Management LLC (“JBIM”)) serves as the sub-adviser to the International Equity Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Artio Global Sub-Advisory Agreement”). Under the Artio Global Sub-Advisory Agreement, Artio Global manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund’s securities, subject to the general supervision of the BB&T Funds Board of Trustees and BB&T Asset Management and in accordance with the Fund’s investment objective.

Artio Global, located at 330 Madison Avenue, New York, NY 10017, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of September 30, 2009, Artio Global had approximately $55.8 billion in assets under management.

144

Fund Management

Special Opportunities Equity Fund and Equity Income Fund.  Scott & Stringfellow serves as the sub-adviser to the Special Opportunities Equity Fund and the Equity Income Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Scott & Stringfellow Sub-Advisory Agreement”). Under the Scott & Stringfellow Sub-Advisory Agreement, Scott & Stringfellow manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of BB&T Funds’ Board of Trustees and BB&T Asset Management and in accordance with the Funds’ investment objectives.

Scott & Stringfellow’s address is:  909 E. Main Street, Richmond, VA 23219. Scott & Stringfellow is a wholly-owned subsidiary of BB&T and an affiliate of BB&T Asset Management. As of September 30, 2009, Scott & Stringfellow had $19 billion in client funds. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients.

National Tax-Free Money Market Fund and Prime Money Market Fund.  Federated IMC serves as the sub-adviser to the National Tax-Free Money Market Fund and Prime Money Market Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Federated IMC Sub-Advisory Agreement”). Under the Federated IMC Sub-Advisory Agreement, Federated IMC manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of the BB&T Funds’ Board of Trustees and BB&T Asset Management and in accordance with the Funds’ investment objective, policies and restrictions.

Federated IMC’s address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 150 mutual funds and separate accounts, which totaled approximately $392.3 billion in assets as of September 30, 2009. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,368 employees.

Mid Cap Value Fund and Total Return Bond Fund.  Sterling Capital serves as the sub-adviser to the Mid Cap Value Fund and the Total Return Bond Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Sterling Capital Sub-Advisory Agreement”) . Under the Sterling Capital Sub-Advisory Agreement, Sterling Capital manages the Funds, selects their investments and places all orders for purchases and sales of the Funds’ securities, subject to the direction and supervision of the Board of Trustees and BB&T Asset Management, any written guidelines adopted by the Board of Trustees or BB&T Asset Management and furnished to Sterling Capital, and in accordance with the Funds’ written investment restrictions.

Portfolio Managers

Select Equity Fund.  Stephen L. Morgan has been primarily responsible for the management of the Fund since November 2009. Mr. Morgan joined BB&T Asset Management in 1999 as a Portfolio Manager. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech University.

Mid Cap Value Fund.  Timothy P. Beyer, CFA, has been the Portfolio Manager or Co-Portfolio Manager of the BB&T Mid Cap Value Fund since July 2005. Mr. Beyer joined Sterling Capital in 2004 and is currently an Executive Director. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund.

Sterling Capital Small Cap Value Fund.  Eduardo Brea, Managing Director and Equity Portfolio Manager, is responsible for the day-to-day investment decisions of the Sterling Capital Small Cap Value Fund. Mr. Brea joined Sterling Capital in 1995 and has over 20 years of investment experience. Mr. Brea received a B.S. degree from the University of Florida and a M.B.A. from the University of South Florida.

International Equity Fund.  Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity with Artio Global. Mr. Younes has been the Head of International Equities for Artio Global and its predecessors since 2001. Mr. Younes has been responsible for management of the International Equity Fund since July 2007. He is primarily responsible for the day-to-day management of the International Equity Fund and serves as Lead Portfolio Manager.

Richard Charles Pell, Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global. Mr. Pell has been Chief Investment Officer of the Artio Global and its predecessors since 1995, and assumed the role of Chief Executive Officer in 2007. He has been responsible for management of the International Equity Fund since July 2007. Mr. Pell also is primarily responsible for the day-to-day management of the International Equity Fund.

145

Fund Management

Special Opportunities Equity Fund and Equity Income Fund.  George F. Shipp, CFA, has been the Portfolio Manager of the Special Opportunities Equity Fund and the Equity Income Fund since their inception. Mr. Shipp is the Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, and serves as Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Mr. Shipp has been with Scott & Stringfellow since 1982.

Short U.S. Government Fund.  Kevin McNair, CFA, has managed or has been a member of the team that manages the Short U.S. Government Fund and U.S. Treasury Money Market Fund since 1994 and 1998, respectively. Mr. McNair is a Senior Vice President and Portfolio Manager with BB&T Asset Management.

Intermediate U.S. Government Fund.  Brad D. Eppard, CFA, has been the Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Senior Vice President and Portfolio Manager with BB&T Asset Management, positions which he has held since July 2003.

Total Return Bond Fund.  Mark Montgomery, CFA, has been Portfolio Manager of the BB&T Total Return Bond Fund since January 2008. Mr. Montgomery is a Managing Director, Fixed Income Portfolio Manager and head of Sterling Capital’s fixed income team. He worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling Capital in 1997.

Tax-Free Bond Funds.  Robert Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is a Senior Vice President and Director of Fixed Income with BB&T Asset Management. He has been with BB&T Asset Management and its predecessors since February 2000.

Funds of Funds.  All decisions for the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, and Capital Manager Equity Fund are made by the BB&T Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan and Will Gholston.

Mr. Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management since April 2004. From 2002 through April 2004, he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens in 2001 as Director of Research. Before working at Citizens Advisers, Schappe managed the research department at George K. Baum & Company, a regional broker-dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.

Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004.Mr. Millikan is a Senior Vice President and Director of Fixed Income with BB&T Asset Management. He has been with BB&T Asset Management and its predecessors since February 2000.

Mr. Morgan has been a member of the team that manages the Fund of Funds since November 2009. Mr. Morgan joined BB&T Asset Management in 1999 as a Portfolio Manager. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech University.

Mr. Gholston, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Gholston is Vice President and Manager of Quantitative Analysis with BB&T Asset Management. He has been with BB&T Asset Management since October 2003. Prior to joining BB&T Asset Management, he served as an Investment Performance Associate/Analyst for Cambridge Associates and UNC Management Company.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in Funds for which they are portfolio manager is available in the SAI.

146

Fund Management

The Administrator and Distributor

BB&T Asset Management, Inc. (the “Administrator”), 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

BB&T AM Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as the principal underwriter of each Fund’s shares. The Distributor may use the 12b-1 fees that it receives from the Funds to defray the costs of advancing commissions to brokers and to provide financial assistance in connection with marketing and distribution expenses such as, pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Advisers and other service providers.

147

Shareholder Information

Choosing a Share Class

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Class B shares of the Funds are closed to new purchases. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Stock Funds, Bond Funds and Funds of Funds:	Front-end sales charges, as described on page 159 and in the SAI.

•	Money Market Funds:	No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 163 and in the SAI.

•	Distribution and shareholder service fees of 0.50% of average daily net assets.[1]	(0.25% for the Mid Cap Value Fund and the West Virginia Intermediate Tax-Free Fund)

•	Offered By:

	Select Equity Fund	North Carolina Intermediate Tax-Free Fund
	Mid Cap Value Fund	South Carolina Intermediate Tax-Free Fund
	Sterling Capital Small Cap Value Fund	Virginia Intermediate Tax-Free Fund
	International Equity Fund	West Virginia Intermediate Tax-Free Fund
	Special Opportunities Equity Fund	National Tax-Free Money Market Fund
	Equity Income Fund	Prime Money Market Fund
	Short U.S. Government Fund	U.S. Treasury Money Market Fund
	Intermediate U.S. Government Fund	Capital Manager Conservative Growth Fund
	Total Return Bond Fund	Capital Manager Moderate Growth Fund
	Kentucky Intermediate Tax-Free Fund	Capital Manager Growth Fund
	Maryland Intermediate Tax-Free Fund	Capital Manager Equity Fund

1 The Distributor of the Select Equity Fund, Sterling Capital Small Cap Value Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Georgia Intermediate Tax-Free Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund and National Tax-Free Money Market Fund has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares to 0.25% for the period from February 1, 2010 through January 31, 2011.

Class B Shares

Class B shares of the Funds are closed to new purchases.

If you hold Class B shares, you may:

•	Continue as a Class B shareholder;

•	Continue to reinvest dividends and distributions into Class B shares; and

•	Exchange your Class B shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges.

Investors are no longer able to invest in Class B shares through an automatic investment plan.

All other Class B share characteristics, including those described below, remain unchanged.

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

148

Shareholder Information

•	A deferred sales charge, as described on page 160.

•	Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page 160.

•	Maximum investment for all Class C purchases: None

•	Offered By:

	Select Equity Fund	Total Return Bond Fund
	Mid Cap Value Fund	Prime Money Market Fund
	Sterling Capital Small Cap Value Fund	U.S. Treasury Money Market Fund
	International Equity Fund	Capital Manager Conservative Growth Fund
	Special Opportunities Equity Fund	Capital Manager Moderate Growth Fund
	Equity Income Fund	Capital Manager Growth Fund
	Intermediate U.S. Government Fund	Capital Manager Equity Fund

For actual past expenses of each share class, see the fund-by-fund information earlier in this Prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses and receive lower dividends over the long term than if they had paid a sales charge.

The Funds also offer Institutional and Class R Shares, which have their own expense structure. Institutional Shares are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; or to employees of BB&T Asset Management. Individuals purchasing Institutional Shares through an intermediary approved by the Distributor are not subject to the minimum initial investment amount for Institutional Shares. Class R Shares are available only to certain specified benefits plans, such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs, and to certain registered investment adviser platforms and wrap products. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

149

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities Number of Shares Outstanding

Generally, for Funds other than the Money Market Funds, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

Money Market Funds

The per share NAV of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 3:00 p.m. Eastern time on days the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. The NAV for the National Tax-Free Money Market Fund will be determined at 12:00 p.m. Eastern time on days the NYSE and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Money Market Funds may elect to be open, in their discretion, if it is determined to be in shareholders’ best interests. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing each Fund’s investments, please see the SAI.

Other Funds

The per share NAV for each Fund (other than the Money Market Funds) is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by BB&T Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by BB&T Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page 166.

150

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase Funds through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Class B shares of the Funds are closed to new purchases. Not all Funds or classes may be available for purchase in your state. Consult your investment representative or institution for specific information.

	Minimum Initial	Minimum
Account type	Investment	Subsequent
Class A or Class C only

Regular	$1,000	$0

Automatic Investment Plan	$25	$25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashiers checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

A Fund may waive its minimum purchase requirement. A Fund’s transfer agent may reject a purchase order if the transfer agent considers it in the best interests of the Fund and its shareholders.

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Tax Identification Number (Social Security Number for most investors) on the account application.

151

Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or Adding to an Account

By Mail

If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “BB&T Funds.”

3.	Mail to: BB&T Funds P.O. Box 9762, Providence, RI 02940-9762

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:

•	BB&T Funds/Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number
Include your account number on your check.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to ten days to clear. There is generally no fee for ACH transactions.

3. Mail to: BB&T Funds
P.O. Box 9762, Providence, RI 02940-9762

By Overnight Service

See instructions 1-2 above for subsequent investments by mail.

4.	Mail to: BB&T Funds c/o PNC Global Investment Servicing 101 Sabin Street, Pawtucket, RI 02860

Electronic Purchases

Your bank must participate in ACH and must be a U.S. Bank. Your bank or broker may charge a fee for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-228-1872 to arrange a transfer from your bank account.

Questions?

Call 800-228-1872 or your investment representative.

Online

Shares can also be purchased online. If shares are purchased online, no sales charges will be paid on those shares.

Initial Investment:

1.	Using an internet browser, go to www.bbtfunds.com and sign up for an account. It will ask you to provide a username and password for future access to your account information.

2.	Select the Fund and the number of shares you would like to purchase.

3.	Enter your banking information so that funds can be debited from your bank account to purchase the shares.

152

Shareholder Information

Purchasing and Adding to Your Shares
continued

Subsequent Investments:

1.	Go to www.bbtfunds.com and sign in to your account using the username and password you selected previously.

2.	See instructions 2-3 above for online initial investments.

By Wire Transfer

Note:  Your bank may charge a wire transfer fee.

For initial investment:

Mail the completed application, along with a request for a confirmation number to P.O. Box 9762, Providence, RI 02940-9762. Follow the instructions below after receiving your confirmation number.

For subsequent investments:

Please provide your bank the following information:

Bank:	PNC Bank
ABA:	031000053
Account Name:	BB&T Funds
Acct #:	8611727598
FBO:	account name, fund number, fund name, and account number at BB&T Funds

After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

Automatic Investment Plan

You can make automatic investments in Class A or C Shares of the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $25 minimum required to open the account. To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.
Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

153

Shareholder Information

Purchasing and Adding to Your Shares
continued

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class B and Class C Shares, because Class A Shares have lower distribution expenses than Class B and Class C Shares. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Stock Funds (except the International Equity Fund) and the Funds of Funds are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees. Income dividends for the International Equity Fund are declared and paid annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you even if it is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

154

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see section on “General Policies on Selling Shares” on page 157.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have not been held for a sufficient length of time.

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more; (ii) employees of BB&T Funds, BB&T and its affiliates; (iii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iv) shareholders who purchased shares online. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 157).

Online

1.	Using an internet browser, go to www.bbtfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 157).

By Mail

1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.

By Overnight Service (See “General Policies on Selling Shares — Redemptions in Writing Requirements” on page 157)

1.	See instruction 1 above for selling your shares by mail.

2.	Mail to: BB&T Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860.

By Wire Transfer

You must indicate this option on your application.

155

Shareholder Information

Selling Your Shares
continued

The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

Call 1-800-228-1872 to request a wire transfer.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and the U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge a fee for this service.

Call 1-800-228-1872 to request an electronic redemption.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and the U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Auto Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemption by Check Writing — Money Market Funds Only

Shareholders of record may write checks in amounts of $100 or more on your account in Class A Shares of the National Tax-Free Money Market Fund, Prime Money Market Fund or the U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30 days’ written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

In addition, shareholders who invest through certain financial intermediaries may be eligible for check writing privileges for amounts less than $100 on Class A Shares of National Tax-Free Money Market Fund, Prime Money Market Fund or U.S. Treasury Money Market Fund. Please contact your financial intermediary for information.

156

Shareholder Information

General Policies on Selling Shares

Redemptions In Writing Requirements

You must request redemption in writing if:

•	You are requesting redemption from an Individual Retirement Account (“IRA”).

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last thirty days; or

•	The redemption proceeds are being transferred to another Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any Medallion signature guarantee if they believe the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

157

Shareholder Information

General Policies on Selling Shares
continued

Closing of Small Accounts

If your account falls below $1,000, the Fund may ask you to increase your balance. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

158

Shareholder Information

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

For the Stock Funds, Funds of Funds, Intermediate U.S. Government Fund, and Total Return Bond Fund

	Sales Charge	Sales Charge
Your	as a% of	as a% of
Investment	Offering Price	Your Investment
Up to $49,999	5.75%	6.10%

$50,000 to $99,999	4.50%	4.71%

$100,000 up to $249,999	3.50%	3.63%

$250,000 up to $499,999	2.50%	2.56%

$500,000 up to $999,999	2.00%	2.04%

$1,000,000 and above[1]	0.00%	0.00%

For the Tax-Free Bond Funds and the Short U.S. Government Fund

	Sales Charge	Sales Charge
Your	as a% of	as a% of
Investment	Offering Price	Your Investment
Up to $49,999	3.00%	3.09%

$50,000 to $99,999	2.50%	2.56%

$100,000 up to $249,999	2.00%	2.04%

$250,000 up to $499,999	1.50%	1.52%

$500,000 up to $999,999	1.00%	1.01%

$1,000,000 and above[1]	0.00%	0.00%

1There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T and its affiliates; (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iii) shareholders who purchased shares online. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $1 million or more, (ii) sales to employees of BB&T Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, the Distributor also pays broker-dealers a finder’s fee of up to 1.00% of the offering price of such shares up to and including $2.5 million, 0.5% of the offering price over $2.5 million and up to $5 million, and 0.25% of the offering price over $5 million out of its own assets.

For the Money Market Funds
Class A Shares

No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 163 and in the SAI.

159

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

Class B Shares are not offered for new purchases. However, if you currently hold Class B Shares and you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule to the right. There is no CDSC on reinvested dividends or distributions.

Years	CDSC as a% of
Since	Dollar Amount
Purchase	Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
more than 6	None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature — Class B Shares

•	Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.

•	After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which may increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•	If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

•	The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions and Waivers

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

160

Shareholder Information

Distribution Arrangements/Sales Charges
continued

•	Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

The following qualify for waivers or reductions of sales charges:

•	Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

•	Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a sales charge for those shares during the previous two calendar years;

•	Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

•	Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

•	BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

•	Class A Shares purchased directly from the Funds online at www.bbtfunds.com;

•	Investors who beneficially hold Institutional shares of any Fund of the BB&T Funds;

•	Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan which by its terms permits purchase of shares or any other employer-sponsored plan; and

•	Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.

The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers and reductions.

Class B and C Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by BB&T Asset Management or shares redeemed involuntarily in a similar situation.

Current information regarding each Fund’s sales charges and breakpoints is available on the Funds’ Web site at www.bbtfunds.com.

Reinstatement Privilege

If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

161

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund (0.25% for the Mid Cap Value Fund and the West Virginia Intermediate Tax Free Fund).

•	Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

•	Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

•	The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, defrays the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Advisers and/or their affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Advisers may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of Shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

162

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A, Class B, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges.

Systematic Exchanges

You may use the Funds’ Systematic Exchange feature to purchase shares at regular intervals, by exchanging shares from one BB&T Fund for shares of the same class of another BB&T Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to BB&T Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” on page 158. To participate in the Systematic Exchange feature:

•	Complete the appropriate section of the Account Application.

•	Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.

To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.
Instructions for Exchanging Shares

Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling 1-800-228-1872, or by visiting www.bbtfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling your Shares” on page 155 for important information about telephone and online transactions.

Notes on Exchanges

•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

163

Shareholder Information

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions.  Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011. Neither the Bond Funds nor the Money Market Funds expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

BB&T Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

164

Shareholder Information

Special Considerations for Tax-Free Bond Fund and National Tax-Free Money Market Fund Shareholders. Distributions from the Tax-Free Bond Funds and the National Tax-Free Money Market Fund of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly designated as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds and the National Tax-Free Money Market Fund generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or the National Tax-Free Money Market Fund may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund or the National Tax-Free Money Market Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders. A Fund of Funds will not be able to offset losses realized by one Underlying Fund in which it invests against income or gains from an investment in another Underlying Fund until the Fund of Funds disposes of shares of the Underlying Fund that realized the losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders

Special Considerations for Shareholders of Funds Investing in Foreign Securities. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Foreign governments may also impose taxes on other payments or gains a Fund earns from these securities. Under normal circumstances, the International Equity Fund will be eligible to elect to “pass through” to its shareholders foreign income taxes that it pays. If the International Equity Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its federal income tax return, subject to certain limitations. Shareholders in Funds other than the International Equity Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations for Non-U.S. Shareholders. In general, dividends (other than capital gain and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2010, the Funds are not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Non-U.S. investors may also be subject to U.S. estate tax.

Sales, Exchanges and Redemptions of Shares.  A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

General.  Generally, the Funds’ Advisers (other than the advisers of the Tax-Free Bond Funds and the National Tax-Free Money Market Fund) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to state and local income taxes in addition to federal taxes.

165

Shareholder Information

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information about the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund, Total Return Bond Fund, Select Equity Fund, Sterling Capital Small Cap Value Fund, International Equity Fund, Mid Cap Value Fund, Special Opportunities Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares® *”).

*iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares and other exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

166

Shareholder Information

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

167

[THIS PAGE INTENTIONALLY LEFT BLANK]

168

Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Funds’ independent registered public accounting firm. Financial highlights for the Class A, Class B and Class C Shares of the Sterling Capital Small Cap Value Fund are not presented because those classes commenced operations on the date of this Prospectus. The Funds’ (except the Sterling Capital Small Cap Value Fund Class A, Class B, and Class C Shares) audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2009 are incorporated by reference into the Funds’ SAI, which is available upon request.

169

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
				Net realized/			Net realized
				unrealized			gains on
	Net Asset	Net		gains (losses)			investments
	Value,	investment		on investments and	Total from	Net	and foreign	Return
	Beginning	income		foreign currency	Investment	investment	currency	of	Total
	of Period	(loss)		transactions	Activities	income	transactions	Capital	Distributions

Select Equity Fund (formerly, Large Cap Fund) Class A
Year Ended September 30, 2009	$11.31	0.11	[a]	(1.22)	(1.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$19.13	0.15	[a]	(5.14)	(4.99)	(0.10)	(2.73)	—	(2.83)
Year Ended September 30, 2007	$20.33	0.24	[a]	2.14	2.38	(0.23)	(3.35)	—	(3.58)
Year Ended September 30, 2006	$19.47	0.30	[a]	2.30	2.60	(0.30)	(1.44)	—	(1.74)
Year Ended September 30, 2005	$17.26	0.28		2.22	2.50	(0.29)	—	—	(0.29)
Mid Cap Value Fund Class A
Year Ended September 30, 2009	$10.50	0.02	[a]	0.31	0.33	(0.02)	—	—	(0.02)
Year Ended September 30, 2008	$14.93	0.02	[a]	(3.07)	(3.05)	(0.02)	(1.36)	—	(1.38)
Year Ended September 30, 2007	$13.49	0.04	[a]	2.13	2.17	(0.04)	(0.69)	—	(0.73)
Year Ended September 30, 2006	$13.35	0.03	[a]	1.60	1.63	(0.04)	(1.45)	—	(1.49)
Year Ended September 30, 2005	$15.40	0.13	[a]	3.04	3.17	(0.13)	(5.09)	—	(5.22)
International Equity Fund Class A
Year Ended September 30, 2009	$5.31	0.06	[a]	(0.28)	(0.22)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$8.41	0.08	[a]	(2.41)	(2.33)	(0.02)	(0.75)	—	(0.77)
Year Ended September 30, 2007	$11.06	0.12	[a]	1.82	1.94	(0.07)	(4.52)	—	(4.59)
Year Ended September 30, 2006	$9.58	0.14	[a]	1.49	1.63	(0.15)	—	—	(0.15)
Year Ended September 30, 2005	$8.12	0.10	[a]	1.47	1.57	(0.11)	—	—	(0.11)
Special Opportunities Equity Fund Class A
Year Ended September 30, 2009	$15.34	—	[a,b]	— [b]	— [b]	— [b]	(0.57)	(0.11)	(0.68)
Year Ended September 30, 2008	$18.29	(0.08)[a]		(2.12)	(2.20)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.43	(0.01)[a]		3.47	3.46	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.57	(0.04)		1.69	1.65	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$13.08	(0.07)		2.68	2.61	—	(0.12)	—	(0.12)
Equity Income Fund
Year Ended September 30, 2009	$12.35	0.30	[a]	(0.99)	(0.69)	(0.20)	(0.03)	—	(0.23)
Year Ended September 30, 2008	$15.03	0.43	[a]	(2.21)	(1.78)	(0.32)	(0.58)	—	(0.90)
Year Ended September 30, 2007	$13.36	0.36	[a]	2.31	2.67	(0.32)	(0.68)	—	(1.00)
Year Ended September 30, 2006	$12.09	0.28		1.58	1.86	(0.32)	(0.27)	—	(0.59)
Year Ended September 30, 2005	$10.35	0.24		1.77	2.01	(0.25)	(0.02)	—	(0.27)
Short U.S. Government Fund Class A
Year Ended September 30, 2009	$9.54	0.24	[a]	0.19	0.43	(0.31)	—	—	(0.31)
Year Ended September 30, 2008	$9.52	0.33	[a]	0.07	0.40	(0.38)	—	—	(0.38)
Year Ended September 30, 2007	$9.48	0.36	[a]	0.07	0.43	(0.39)	—	—	(0.39)
Year Ended September 30, 2006	$9.50	0.28	[a]	0.01 [c]	0.29	(0.31)	—	—	(0.31)
Year Ended September 30, 2005	$9.70	0.23		(0.14)	0.09	(0.29)	—	—	(0.29)
Intermediate U.S. Government Fund Class A
Year Ended September 30, 2009	$10.03	0.33	[a]	0.55	0.88	(0.35)	—	—	(0.35)
Year Ended September 30, 2008	$9.93	0.41	[a]	0.11	0.52	(0.42)	—	—	(0.42)
Year Ended September 30, 2007	$9.89	0.42	[a]	0.04	0.46	(0.42)	—	—	(0.42)
Year Ended September 30, 2006	$10.01	0.41	[a]	(0.11)	0.30	(0.42)	—	—	(0.42)
Year Ended September 30, 2005	$10.24	0.35	[a]	(0.15)	0.20	(0.38)	(0.05)	—	(0.43)
Total Return Bond Fund Class A
Year Ended September 30, 2009	$9.88	0.45	[a]	0.90	1.35	(0.45)	—	—	(0.45)
Year Ended September 30, 2008	$10.12	0.43	[a]	(0.21)	0.22	(0.46)	—	—	(0.46)
Year Ended September 30, 2007	$10.12	0.44	[a]	0.01	0.45	(0.45)	—	—	(0.45)
Year Ended September 30, 2006	$10.31	0.42	[a]	(0.12)	0.30	(0.44)	(0.05)	—	(0.49)
Year Ended September 30, 2005	$10.59	0.38	[a]	(0.19)	0.19	(0.44)	(0.03)	—	(0.47)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

[c]	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

170

Class A Shares

Financial Highlights
continued

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)	(000)	assets	assets	assets*	rate**

$10.08	(9.67)%	$29,290	1.06%	1.25%	1.45%	92.97%
$11.31	(29.46)%	$36,066	1.14%	1.05%	1.43%	38.43%
$19.13	12.55%	$58,771	1.16%	1.25%	1.47%	68.60%
$20.33	14.29%	$48,656	1.14%	1.53%	1.43%	34.83%
$19.47	14.60%	$39,756	1.14%	1.56%	1.48%	19.50%

$10.81	3.24%	$10,717	1.21%	0.19%	1.26%	46.83%
$10.50	(22.00)%	$28,068	1.14%	0.17%	1.18%	65.74%
$14.93	16.48%	$16,811	1.16%	0.27%	1.20%	58.59%
$13.49	13.18%	$13,393	1.13%	0.23%	1.18%	53.92%
$13.35	20.82%	$12,361	1.15%	0.76%	1.25%	126.99%

$4.97	(3.78)%	$3,333	1.74%	1.34%	2.13%	223.19%
$5.31	(30.82)%	$3,524	1.56%	1.11%	1.99%	112.65%
$8.41	20.13%	$5,204	1.38%	1.02%	1.75%	129.80%
$11.06	17.04%	$4,202	1.40%	1.37%	1.75%	36.22%
$9.58	19.46%	$3,687	1.46%	1.15%	1.83%	44.96%

$14.66	1.74%	$175,319	1.28%	0.02%	1.54%	45.22%
$15.34	(12.61)%	$123,249	1.24%	(0.48)%	1.49%	25.80%
$18.29	22.24%	$124,136	1.28%	(0.04)%	1.53%	49.43%
$16.43	11.16%	$81,883	1.28%	(0.26)%	1.53%	58.01%
$15.57	20.05%	$75,627	1.30%	(0.41)%	1.57%	30.38%

$11.43	(5.33)%	$99,480	1.18%	2.93%	1.45%	37.13%
$12.35	(12.47)%	$98,584	1.14%	3.09%	1.39%	30.01%
$15.03	20.83%	$97,491	1.19%	2.53%	1.44%	37.85%
$13.36	15.79%	$60,059	1.20%	2.28%	1.45%	45.38%
$12.09	19.55%	$40,825	1.10%	2.57%	1.57%	39.65%

$9.66	4.57%	$4,909	0.98%	2.44%	1.38%	89.57%
$9.54	4.23%	$4,680	0.90%	3.42%	1.30%	48.20%
$9.52	4.67%	$3,978	0.91%	3.77%	1.31%	44.10%
$9.48	3.12%	$6,233	0.89%	2.99%	1.29%	98.08%
$9.50	0.96%	$7,980	0.91%	2.40%	1.34%	33.67%

$10.56	8.90%	$12,865	0.95%	3.14%	1.32%	47.13%
$10.03	5.30%	$9,654	0.92%	4.08%	1.29%	116.07%
$9.93	4.78%	$9,050	0.93%	4.27%	1.30%	85.83%
$9.89	3.08%	$9,748	0.92%	4.21%	1.29%	127.13%
$10.01	1.98%	$13,744	0.96%	3.41%	1.33%	107.04%

$10.78	13.89%	$15,760	0.96%	4.38%	1.33%	122.26%
$9.88	2.06%	$8,700	0.91%	4.24%	1.28%	190.15%
$10.12	4.51%	$8,403	0.93%	4.37%	1.30%	222.24%
$10.12	2.96%	$6,407	0.93%	4.16%	1.29%	226.36%
$10.31	1.88%	$7,254	0.96%	3.62%	1.33%	173.74%

171

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset	Net		Net realized/			Net
	Value,	investment		unrealized	Total from	Net	realized
	Beginning	income		gains (losses)	Investment	investment	gains on	Total
	of Period	(loss)		on investments	Activities	income	investments	Distributions
Kentucky Intermediate Tax-Free Fund Class A
Year Ended September 30, 2009	$9.88	0.33	[b]	0.89	1.22	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2008	$10.06	0.32	[b]	(0.18)	0.14	(0.32)	—	(0.32)
Year Ended September 30, 2007	$10.12	0.32	[b]	(0.06)	0.26	(0.32)	—	(0.32)
Year Ended September 30, 2006	$10.06	0.30		0.06	0.36	(0.30)	—	(0.30)
Year Ended September 30, 2005	$10.22	0.27	[b]	(0.16)	0.11	(0.27)	—	(0.27)
Maryland Intermediate Tax-Free Fund Class A
Year Ended September 30, 2009	$10.04	0.30	[b]	1.01	1.31	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2008	$10.15	0.31	[b]	(0.11)	0.20	(0.31)	—	(0.31)
Year Ended September 30, 2007	$10.12	0.31	[b]	0.03	0.34	(0.31)	—	(0.31)
Year Ended September 30, 2006	$10.02	0.29		0.10	0.39	(0.29)	—	(0.29)
Year Ended September 30, 2005	$10.15	0.26	[b]	(0.13)	0.13	(0.26)	—	(0.26)
North Carolina Intermediate Tax-Free Fund Class A
Year Ended September 30, 2009	$10.09	0.33	[b]	0.88	1.21	(0.33)	(0.10)	(0.43)
Year Ended September 30, 2008	$10.33	0.35	[b]	(0.20)	0.15	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2007	$10.38	0.35	[b]	(0.04)[b]	0.31	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.46	0.36		— [c]	0.36	(0.35)	(0.09)	(0.44)
Year Ended September 30, 2005	$10.67	0.35		(0.19)	0.16	(0.35)	(0.02)	(0.37)
South Carolina Intermediate Tax-Free Fund Class A
Year Ended September 30, 2009	$9.95	0.33	[b]	0.90	1.23	(0.33)	(0.17)	(0.50)
Year Ended September 30, 2008	$10.28	0.34	[b]	(0.24)	0.10	(0.34)	(0.09)	(0.43)
Year Ended September 30, 2007	$10.35	0.34	[b]	(0.05)	0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.54	0.34		(0.01)	0.33	(0.34)	(0.18)	(0.52)
Year Ended September 30, 2005	$10.81	0.34		(0.19)	0.15	(0.34)	(0.08)	(0.42)
Virginia Intermediate Tax-Free Fund Class A
Year Ended September 30, 2009	$11.11	0.36	[b]	1.05	1.41	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2008	$11.32	0.37	[b]	(0.16)	0.21	(0.37)	(0.05)	(0.42)
Year Ended September 30, 2007	$11.39	0.38	[b]	(0.04)	0.34	(0.39)	(0.02)	(0.41)
Year Ended September 30, 2006	$11.49	0.40		(0.05)	0.35	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$11.74	0.39		(0.22)	0.17	(0.40)	(0.02)	(0.42)
West Virginia Intermediate Tax-Free Fund Class A
Year Ended September 30, 2009	$9.36	0.33	[b]	0.69	1.02	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2008	$9.71	0.33	[b]	(0.33)	—	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2007	$9.79	0.35	[b]	(0.05)	0.30	(0.35)	(0.03)	(0.38)
Year Ended September 30, 2006	$9.85	0.39		(0.02)	0.37	(0.37)	(0.06)	(0.43)
Year Ended September 30, 2005	$10.08	0.35		(0.15)	0.20	(0.35)	(0.08)	(0.43)
National Tax-Free Money Market Fund Class A
Year Ended September 30, 2009	$1.00	0.01	[b]	— [c]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.02	[b]	— [c]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.03	[b]	—	0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006[a]	$1.00	—	[c]	—	— [c]	— [c]	—	— [c]
Prime Money Market Fund Class A
Year Ended September 30, 2009	$1.00	0.01	[b]	— [c]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.03	[b]	— [c]	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$1.00	0.04	[b]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		— [c]	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		— [c]	0.02	(0.02)	—	(0.02)
U.S. Treasury Money Market Fund Class A
Year Ended September 30, 2009	$1.00	—	[b,c]	—	— [c]	— [c]	—	— [c]
Year Ended September 30, 2008	$1.00	0.02	[b]	— [c]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	[b]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Capital Manager Conservative Growth Fund Class A***
Year Ended September 30, 2009	$8.43	0.23	[b]	0.21	0.44	(0.23)	(0.14)	(0.37)
Year Ended September 30, 2008	$10.53	0.26	[b]	(1.24)	(0.98)	(0.39)	(0.73)	(1.12)
Year Ended September 30, 2007	$9.96	0.34	[b]	0.53	0.87	(0.30)	—	(0.30)
Year Ended September 30, 2006	$9.76	0.31	[b]	0.22	0.53	(0.33)	—	(0.33)
Year Ended September 30, 2005	$9.30	0.23		0.45	0.68	(0.22)	—	(0.22)
Capital Manager Moderate Growth Fund Class A***
Year Ended September 30, 2009	$7.77	0.16	[b]	0.02	0.18	(0.16)	—	(0.16)
Year Ended September 30, 2008	$10.94	0.17	[b]	(1.86)	(1.69)	(0.35)	(1.13)	(1.48)
Year Ended September 30, 2007	$10.22	0.29	[b]	0.87	1.16	(0.22)	(0.22)	(0.44)
Year Ended September 30, 2006	$9.79	0.24	[b]	0.45	0.69	(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.01	0.17	[b]	0.76	0.93	(0.15)	—	(0.15)
Capital Manager Growth Fund Class A***
Year Ended September 30, 2009	$7.33	0.12	[b]	(0.22)	(0.10)	(0.12)	—	(0.12)
Year Ended September 30, 2008	$11.13	0.11	[b]	(2.21)	(2.10)	(0.33)	(1.37)	(1.70)
Year Ended September 30, 2007	$10.23	0.25	[b]	1.08	1.33	(0.16)	(0.27)	(0.43)
Year Ended September 30, 2006	$9.68	0.20	[b]	0.56	0.76	(0.21)	—	(0.21)
Year Ended September 30, 2005	$8.70	0.13		0.96	1.09	(0.11)	—	(0.11)
Capital Manager Equity Fund Class A***
Year Ended September 30, 2009	$7.41	0.07	[b]	(0.65)	(0.58)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.26	0.04	[b]	(2.76)	(2.72)	(0.32)	(1.81)	(2.13)
Year Ended September 30, 2007	$11.57	0.21	[b]	1.43	1.64	(0.10)	(0.85)	(0.95)
Year Ended September 30, 2006	$10.95	0.17	[b]	0.83	1.00	(0.19)	(0.19)	(0.38)
Year Ended September 30, 2005	$9.58	0.09	[b]	1.34	1.43	(0.06)	—	(0.06)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fee/expenses paid by each underlying fund.
[a]	Period from commencement of operations.
[b]	Per share net investment income (loss) has been calculated using the average daily shares method.
[c]	Amount is less than $0.005.
[d]	Not Annualized for periods less than one year.
[e]	Annualized for periods less than one year.

172

Class A Shares

Financial Highlights
continued

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)[d]	(000)	assets[e]	assets[e]	assets*[e]	rate**

$10.68	12.71%	$6,999	0.92%	3.18%	1.37%	33.56%
$9.88	1.34%	$5,510	0.89%	3.13%	1.34%	54.22%
$10.06	2.66%	$4,630	0.90%	3.19%	1.35%	69.73%
$10.12	3.67%	$2,729	0.91%	3.02%	1.37%	64.55%
$10.06	1.06%	$2,566	0.89%	2.65%	1.47%	37.50%

$10.97	13.44%	$8,273	0.90%	2.84%	1.38%	37.11%
$10.04	1.84%	$4,389	0.79%	3.01%	1.34%	108.13%
$10.15	3.38%	$2,429	0.84%	3.05%	1.39%	136.09%
$10.12	3.95%	$1,966	0.85%	2.89%	1.41%	219.80%
$10.02	1.28%	$1,609	0.81%	2.57%	1.52%	44.67%

$10.87	12.35%	$29,765	0.92%	3.17%	1.32%	38.42%
$10.09	1.42%	$20,971	0.89%	3.34%	1.29%	82.02%
$10.33	3.07%	$19,668	0.91%	3.40%	1.31%	106.16%
$10.38	3.58%	$19,163	0.90%	3.45%	1.30%	94.95%
$10.46	1.49%	$21,600	0.90%	3.29%	1.36%	60.84%

$10.68	12.78%	$11,255	0.98%	3.18%	1.38%	42.06%
$9.95	0.94%	$7,481	0.96%	3.28%	1.36%	127.76%
$10.28	2.91%	$3,769	0.93%	3.34%	1.35%	68.69%
$10.35	3.27%	$4,001	0.93%	3.30%	1.35%	80.24%
$10.54	1.39%	$4,072	0.92%	3.20%	1.40%	56.03%

$12.07	13.11%	$20,230	0.92%	3.05%	1.32%	35.90%
$11.11	1.79%	$9,683	0.89%	3.25%	1.29%	53.28%
$11.32	3.05%	$8,802	0.91%	3.39%	1.31%	85.36%
$11.39	3.23%	$11,877	0.90%	3.55%	1.30%	76.53%
$11.49	1.44%	$13,145	0.89%	3.39%	1.36%	48.04%

$10.04	11.14%	$19,518	0.93%	3.45%	0.93%	24.19%
$9.36	(0.08)%	$16,138	0.91%	3.41%	0.91%	39.13%
$9.71	3.12%	$16,897	0.91%	3.61%	0.91%	49.60%
$9.79	3.85%	$15,773	0.90%	3.80%	0.90%	50.14%
$9.85	1.97%	$13,911	0.93%	3.50%	0.96%	32.10%

$1.00	0.80%	$50	0.69%	0.67%	0.99%	—
$1.00	2.11%	$4	0.66%	2.48%	0.96%	—
$1.00	3.08%	$526	0.66%	3.06%	0.97%	—
$1.00	0.51%	$1	0.62%	2.96%	1.26%	—

$1.00	0.53%	$270,852	0.96%	0.78%	1.16%	—
$1.00	2.86%	$763,152	0.96%	2.79%	1.08%	—
$1.00	4.51%	$745,381	0.98%	4.42%	1.10%	—
$1.00	3.86%	$636,327	0.98%	3.83%	1.09%	—
$1.00	1.92%	$493,282	0.91%	1.91%	1.13%	—

$1.00	0.03%	$168,094	0.33%	0.03%	1.13%	—
$1.00	1.75%	$485,031	0.93%	1.72%	1.08%	—
$1.00	4.20%	$310,413	0.97%	4.07%	1.11%	—
$1.00	3.64%	$167,900	0.96%	3.63%	1.09%	—
$1.00	1.69%	$114,260	0.89%	1.66%	1.14%	—

$8.50	5.95%	$5,929	0.43%	2.95%	0.93%	21.56%
$8.43	(10.33)%	$7,573	0.35%	2.72%	0.85%	39.99%
$10.53	8.86%	$9,781	0.35%	3.28%	0.91%	29.58%
$9.96	5.54%	$9,365	0.33%	3.12%	0.95%	5.69%
$9.76	7.39%	$8,646	0.43%	2.45%	1.01%	52.50%

$7.79	2.67%	$24,426	0.38%	2.36%	0.88%	22.46%
$7.77	(17.44)%	$27,775	0.35%	1.82%	0.85%	63.63%
$10.94	11.48%	$38,081	0.36%	2.68%	0.92%	40.05%
$10.22	7.10%	$33,472	0.35%	2.44%	0.97%	7.33%
$9.79	10.35%	$28,912	0.48%	1.77%	1.05%	37.83%

$7.11	(1.25)%	$16,609	0.39%	1.89%	0.89%	24.08%
$7.33	(21.65)%	$18,321	0.35%	1.23%	0.85%	77.54%
$11.13	13.19%	$26,189	0.36%	2.33%	0.93%	44.48%
$10.23	7.97%	$22,801	0.36%	2.01%	0.98%	6.26%
$9.68	12.51%	$17,219	0.48%	1.37%	1.07%	26.22%

$6.77	(7.60)%	$4,810	0.46%	1.23%	0.97%	20.24%
$7.41	(26.23)%	$5,680	0.38%	0.44%	0.88%	67.40%
$12.26	14.79%	$9,384	0.37%	1.77%	0.93%	48.80%
$11.57	9.39%	$7,762	0.36%	1.53%	0.97%	1.48%
$10.95	14.95%	$6,183	0.45%	0.91%	1.09%	2.14%

173

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
				Net realized/			Net realized
				unrealized			gains on
	Net Asset	Net		gains (losses)			investments
	Value,	investment		on investments and	Total from	Net	and foreign	Return
	Beginning	income		foreign currency	Investment	investment	currency	of	Total
	of Period	(loss)		transactions	Activities	income	transactions	Capital	Distributions

Select Equity Fund (formerly, Large Cap Fund) Class B
Year Ended September 30, 2009	$11.11	0.05	[a]	(1.21)	(1.16)	(0.05)	—	—	(0.05)
Year Ended September 30, 2008	$18.90	0.04	[a]	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.15	0.09	[a]	2.12	2.21	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.31	0.16	[a]	2.27	2.43	(0.15)	(1.44)	—	(1.59)
Year Ended September 30, 2005	$17.12	0.13		2.22	2.35	(0.16)	—	—	(0.16)
Mid Cap Value Fund Class B
Year Ended September 30, 2009	$10.14	(0.05)[a]		0.27	0.22	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)[a]		(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)[a]		2.08	2.01	— [b]	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)[a]		1.59	1.52	— [b]	(1.45)	—	(1.45)
Year Ended September 30, 2005	$15.30	—	[a,b]	3.02	3.02	(0.07)	(5.09)	—	(5.16)
International Equity Fund Class B
Year Ended September 30, 2009	$4.75	0.02	[a]	(0.25)	(0.23)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$7.65	0.02	[a]	(2.16)	(2.14)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.46	0.03	[a]	1.72	1.75	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$9.09	0.06	[a]	1.42	1.48	(0.11)	—	—	(0.11)
Year Ended September 30, 2005	$7.74	0.03	[a]	1.38	1.41	(0.06)	—	—	(0.06)
Special Opportunities Equity Fund Class B
Year Ended September 30, 2009	$14.65	(0.05)[a]		(0.05)	(0.10)	— [b]	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.63	(0.21)[a]		(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.00	(0.13)[a]		3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.29	(0.16)		1.66	1.50	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.59	2.46	—	(0.12)	—	(0.12)
Equity Income Fund Class B
Year Ended September 30, 2009	$12.31	0.22	[a]	(0.98)	(0.76)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.99	0.32	[a]	(2.20)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.33	0.25	[a]	2.31	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.08	0.19		1.56	1.75	(0.23)	(0.27)	—	(0.50)
Year Ended September 30, 2005	$10.34	0.16		1.77	1.93	(0.17)	(0.02)	—	(0.19)
Intermediate U.S. Government Fund Class B
Year Ended September 30, 2009	$10.00	0.25	[a]	0.54	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	[a]	0.10	0.44	(0.34)	—	—	(0.34)
Year Ended September 30, 2007	$9.86	0.35	[a]	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	[a]	(0.12)	0.22	(0.34)	—	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27	[a]	(0.13)	0.14	(0.31)	(0.05)	—	(0.36)
Total Return Bond Fund Class B
Year Ended September 30, 2009	$9.89	0.37	[a]	0.89	1.26	(0.37)	—	—	(0.37)
Year Ended September 30, 2008	$10.13	0.36	[a]	(0.22)	0.14	(0.38)	—	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37	[a]	—	0.37	(0.37)	—	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	[a]	(0.12)	0.22	(0.36)	(0.05)	—	(0.41)
Year Ended September 30, 2005	$10.59	0.30	[a]	(0.18)	0.12	(0.36)	(0.03)	—	(0.39)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

174

Class B Shares

Financial Highlights
continued

		Ratio/Supplementary Data
				Ratio of net
Net Asset	Total Return	Net Assets,	Ratio of net	investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)	(000)	assets	assets	assets*	rate**

$9.90	(10.31)%	$4,501	1.82%	0.54%	1.96%	92.97%
$11.11	(29.98)%	$7,866	1.89%	0.28%	1.93%	38.43%
$18.90	11.67%	$17,796	1.91%	0.50%	1.97%	68.60%
$20.15	13.45%	$14,808	1.88%	0.85%	1.93%	34.83%
$19.31	13.75%	$22,148	1.89%	0.82%	1.99%	19.50%

$10.35	2.17%	$3,454	1.96%	(0.60)%	2.01%	46.83%
$10.14	(22.60)%	$4,136	1.89%	(0.58)%	1.93%	65.74%
$14.55	15.58%	$6,112	1.91%	(0.48)%	1.95%	58.59%
$13.23	12.38%	$5,391	1.89%	(0.53)%	1.93%	53.92%
$13.16	19.94%	$4,534	1.89%	0.02%	1.99%	126.99%

$4.41	(4.43)%	$954	2.49%	0.58%	2.64%	223.19%
$4.75	(31.33)%	$1,281	2.31%	0.38%	2.49%	112.65%
$7.65	19.28%	$2,041	2.12%	0.26%	2.25%	129.80%
$10.46	16.27%	$1,819	2.15%	0.64%	2.25%	36.22%
$9.09	18.34%	$2,007	2.20%	0.36%	2.33%	44.96%

$13.89	1.04%	$24,068	2.03%	(0.39)%	2.04%	45.22%
$14.65	(13.28)%	$26,347	1.99%	(1.22)%	1.99%	25.80%
$17.63	21.33%	$29,931	2.03%	(0.79)%	2.03%	49.43%
$16.00	10.35%	$22,901	2.03%	(1.01)%	2.03%	58.01%
$15.29	19.09%	$21,911	2.06%	(1.18)%	2.08%	30.38%

$11.39	(6.05)%	$13,567	1.93%	2.18%	1.95%	37.13%
$12.31	(13.14)%	$15,176	1.89%	2.35%	1.89%	30.01%
$14.99	19.97%	$14,796	1.94%	1.78%	1.94%	37.85%
$13.33	14.84%	$9,592	1.95%	1.52%	1.95%	45.38%
$12.08	18.79%	$5,611	1.87%	1.74%	2.09%	39.65%

$10.52	8.01%	$3,256	1.70%	2.42%	1.82%	47.13%
$10.00	4.52%	$3,070	1.67%	3.34%	1.79%	116.07%
$9.90	4.01%	$3,006	1.68%	3.52%	1.80%	85.83%
$9.86	2.32%	$4,020	1.68%	3.48%	1.79%	127.13%
$9.98	1.33%	$5,725	1.71%	2.67%	1.84%	107.04%

$10.78	13.03%	$5,362	1.71%	3.62%	1.83%	122.26%
$9.89	1.31%	$4,951	1.66%	3.49%	1.78%	190.15%
$10.13	3.73%	$4,992	1.68%	3.62%	1.80%	222.24%
$10.13	2.27%	$4,872	1.68%	3.39%	1.79%	226.36%
$10.32	1.21%	$6,161	1.71%	2.87%	1.84%	173.14%

175

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset			Net realized/			Net
	Value,	Net		unrealized	Total from	Net	realized
	Beginning	investment		gains (losses)	Investment	investment	gains on	Total
	of Period	income (loss)		on investments	Activities	income	investments	Distributions

Prime Money Market Fund Class B
Year Ended September 30, 2009	$1.00	—	[a,b]	— [b]	— [b]	— [b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.02	[a]	— [b]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— [b]	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		— [b]	0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund Class B
Year Ended September 30, 2009	$1.00	—	[a,b]	—	— [b]	— [b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.01	[a]	— [b]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Capital Manager Conservative Growth Fund Class B***
Year Ended September 30, 2009	$8.43	0.17	[a]	0.21	0.38	(0.17)	(0.14)	(0.31)
Year Ended September 30, 2008	$10.54	0.19	[a]	(1.25)	(1.06)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.96	0.27	[a]	0.54	0.81	(0.23)	—	(0.23)
Year Ended September 30, 2006	$9.76	0.23	[a]	0.23	0.46	(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.30	0.16		0.45	0.61	(0.15)	—	(0.15)
Capital Manager Moderate Growth Fund Class B***
Year Ended September 30, 2009	$7.62	0.11	[a]	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.75	0.10	[a]	(1.81)	(1.71)	(0.29)	(1.13)	(1.42)
Year Ended September 30, 2007	$10.05	0.21	[a]	0.85	1.06	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.64	0.17	[a]	0.42	0.59	(0.18)	—	(0.18)
Year Ended September 30, 2005	$8.86	0.09	[a]	0.77	0.86	(0.08)	—	(0.08)
Capital Manager Growth Fund Class B***
Year Ended September 30, 2009	$7.17	0.07	[a]	(0.22)	(0.15)	(0.07)	—	(0.07)
Year Ended September 30, 2008	$10.92	0.04	[a]	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18	[a]	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.51	0.12	[a]	0.56	0.68	(0.14)	—	(0.14)
Year Ended September 30, 2005	$8.55	0.05	[a]	0.95	1.00	(0.04)	—	(0.04)
Capital Manager Equity Fund Class B***
Year Ended September 30, 2009	$7.09	0.03	[a]	(0.62)	(0.59)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.86	(0.03)[a]		(2.65)	(2.68)	(0.28)	(1.81)	(2.09)
Year Ended September 30, 2007	$11.26	0.12	[a]	1.38	1.50	(0.05)	(0.85)	(0.90)
Year Ended September 30, 2006	$10.67	0.09	[a]	0.80	0.89	(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$9.36	0.01	[a]	1.31	1.32	(0.01)	—	(0.01)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

176

Class B Shares

Financial Highlights
continued

		Ratios/Supplementary Data
				Ratio of net
Net Asset	Total Return	Net Assets,	Ratio of net	investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)[d]	(000)	assets	assets	assets*	rate**

$1.00	0.34%	$1,901	1.13%	0.33%	1.66%	—
$1.00	2.35%	$1,767	1.46%	2.26%	1.58%	—
$1.00	4.01%	$1,629	1.48%	3.92%	1.60%	—
$1.00	3.37%	$2,256	1.48%	3.34%	1.59%	—
$1.00	1.32%	$1,790	1.49%	1.28%	1.63%	—

$1.00	0.03%	$935	0.28%	0.02%	1.64%	—
$1.00	1.28%	$597	1.38%	1.14%	1.58%	—
$1.00	3.72%	$301	1.46%	3.64%	1.60%	—
$1.00	3.12%	$381	1.46%	2.97%	1.59%	—
$1.00	1.09%	$807	1.48%	1.05%	1.64%	—

$8.50	5.15%	$3,184	1.18%	2.20%	1.43%	21.56%
$8.43	(11.09)%	$4,081	1.10%	1.98%	1.35%	39.99%
$10.54	8.17%	$4,779	1.10%	2.60%	1.41%	29.58%
$9.96	4.75%	$4,968	1.08%	2.37%	1.45%	5.69%
$9.76	6.58%	$4,992	1.20%	1.64%	1.51%	52.50%

$7.63	1.81%	$11,734	1.13%	1.63%	1.38%	22.46%
$7.62	(17.99)%	$15,305	1.10%	1.07%	1.35%	63.63%
$10.75	10.67%	$21,791	1.11%	1.96%	1.42%	40.05%
$10.05	6.21%	$21,610	1.10%	1.70%	1.47%	7.33%
$9.64	9.72%	$21,909	1.24%	0.99%	1.55%	37.83%

$6.95	(1.89)%	$9,973	1.15%	1.17%	1.40%	24.08%
$7.17	(22.32)%	$13,306	1.10%	0.47%	1.35%	77.54%
$10.92	12.31%	$20,286	1.11%	1.71%	1.43%	44.48%
$10.05	7.22%	$19,366	1.11%	1.27%	1.48%	6.26%
$9.51	11.68%	$17,141	1.23%	0.59%	1.57%	26.22%

$6.45	(8.38)%	$4,215	1.21%	0.50%	1.47%	20.24%
$7.09	(26.69)%	$5,406	1.13%	(0.31)%	1.38%	67.40%
$11.86	13.88%	$8,535	1.12%	1.07%	1.43%	48.80%
$11.26	8.51%	$8,023	1.11%	0.80%	1.47%	1.48%
$10.67	14.11%	$7,515	1.21%	0.11%	1.58%	2.14%

177

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
				Net realized/			Net realized
				unrealized			gains on
	Net Asset	Net		gains (losses)			investments
	Value,	investment		on investments and	Total from	Net	and foreign	Return
	Beginning	Income		foreign currency	Investment	Investment	currency	of	Total
	of Period	(loss)		transactions	Activities	Income	transactions	Capital	Distributions

Select Equity Fund (formerly, Large Cap Fund) Class C
Year Ended September 30, 2009	$11.08	0.04	[a]	(1.21)	(1.17)	(0.06)	—	—	(0.06)
Year Ended September 30, 2008	$18.87	0.04	[a]	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.11	0.09	[a]	2.13	2.22	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.28	0.16	[a]	2.26	2.42	(0.15)	(1.44)	—	(1.59)
Year Ended September 30, 2005	$17.09	0.14		2.19	2.33	(0.14)	—	—	(0.14)
Mid Cap Value Fund Class C
Year Ended September 30, 2009	$10.14	(0.05)[a]		0.26	0.21	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)[a]		(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)[a]		2.08	2.01	— [b]	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)[a]		1.59	1.52	— [b]	(1.45)	—	(1.45)
Year Ended September 30, 2005	$15.30	—	[a,b]	3.02	3.02	(0.07)	(5.09)	—	(5.16)
International Equity Fund Class C
Year Ended September 30, 2009	$4.73	0.02	[a]	(0.26)	(0.24)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$7.62	0.03	[a]	(2.16)	(2.13)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.44	0.01	[a]	1.73	1.74	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$9.07	0.05	[a]	1.42	1.47	(0.10)	—	—	(0.10)
Year Ended September 30, 2005	$7.74	0.06	[a]	1.36	1.42	(0.09)	—	—	(0.09)
Special Opportunities Equity Fund Class C
Year Ended September 30, 2009	$14.66	(0.06)[a]		(0.05)	(0.11)	— [b]	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.64	(0.21)[a]		(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.01	(0.13)[a]		3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.30	(0.14)		1.64	1.50	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.60	2.47	—	(0.12)	—	(0.12)
Equity Income Fund Class C
Year Ended September 30, 2009	$12.30	0.22	[a]	(0.99)	(0.77)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.98	0.33	[a]	(2.21)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.32	0.26	[a]	2.30	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.07	0.19		1.56	1.75	(0.23)	(0.27)	—	(0.50)
Year Ended September 30, 2005	$10.34	0.17		1.76	1.93	(0.18)	(0.02)	—	(0.20)
Intermediate U.S. Government Fund Class C
Year Ended September 30, 2009	$10.01	0.24	[a]	0.55	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	[a]	0.12	0.46	(0.35)	—	—	(0.35)
Year Ended September 30, 2007	$9.86	0.35	[a]	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	[a]	(0.12)	0.22	(0.34)	—	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27	[a]	(0.13)	0.14	(0.31)	(0.05)	—	(0.36)
Total Return Bond Fund Class C
Year Ended September 30, 2009	$9.89	0.37	[a]	0.90	1.27	(0.37)	—	—	(0.37)
Year Ended September 30, 2008	$10.14	0.36	[a]	(0.23)	0.13	(0.38)	—	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37	[a]	0.01	0.38	(0.37)	—	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	[a]	(0.12)	0.22	(0.36)	(0.05)	—	(0.41)
Year Ended September 30, 2005	$10.59	0.30	[a]	(0.18)	0.12	(0.36)	(0.03)	—	(0.39)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

178

Class C Shares

Financial Highlights
continued

		Ratios/Supplementary Data
				Ratio of net
Net Asset	Total Return	Net Assets,	Ratio of net	investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)	(000)	assets	assets	assets*	rate**

$9.85	(10.43)%	$93	1.81%	0.49%	1.95%	92.97%
$11.08	(30.00)%	$143	1.89%	0.28%	1.94%	38.43%
$18.87	11.76%	$239	1.91%	0.50%	1.97%	68.60%
$20.11	13.42%	$161	1.88%	0.82%	1.94%	34.83%
$19.28	13.77%	$176	1.88%	0.80%	1.98%	19.50%

$10.34	2.08%	$176	1.96%	(0.59)%	2.01%	46.83%
$10.14	(22.59)%	$328	1.89%	(0.60)%	1.93%	65.74%
$14.55	15.60%	$1,126	1.91%	(0.49)%	1.95%	58.59%
$13.23	12.38%	$743	1.89%	(0.53)%	1.93%	53.92%
$13.16	19.97%	$351	1.90%	0.01%	2.00%	126.99%

$4.38	(4.66)%	$166	2.49%	0.60%	2.63%	223.19%
$4.73	(31.30)%	$172	2.31%	0.48%	2.50%	112.65%
$7.62	19.28%	$244	2.13%	0.12%	2.26%	129.80%
$10.44	16.26%	$188	2.15%	0.47%	2.25%	36.22%
$9.07	18.38%	$92	2.23%	0.70%	2.34%	44.96%

$13.89	0.97%	$58,479	2.03%	(0.51)%	2.04%	45.22%
$14.66	(13.27)%	$50,230	1.99%	(1.23)%	1.99%	25.80%
$17.64	21.32%	$50,577	2.03%	(0.79)%	2.03%	49.43%
$16.01	10.34%	$34,418	2.03%	(1.02)%	2.03%	58.01%
$15.30	19.16%	$30,299	2.06%	(1.17)%	2.08%	30.38%

$11.37	(6.10)%	$39,164	1.93%	2.18%	1.95%	37.13%
$12.30	(13.07)%	$32,637	1.89%	2.39%	1.89%	30.01%
$14.98	19.93%	$26,044	1.94%	1.79%	1.94%	37.85%
$13.32	14.85%	$14,261	1.95%	1.52%	1.95%	45.38%
$12.07	18.74%	$8,683	1.87%	1.77%	2.08%	39.65%

$10.53	8.00%	$426	1.70%	2.31%	1.82%	47.13%
$10.01	4.62%	$176	1.67%	3.33%	1.79%	116.07%
$9.90	4.01%	$201	1.68%	3.52%	1.80%	85.83%
$9.86	2.31%	$207	1.68%	3.47%	1.79%	127.13%
$9.98	1.33%	$274	1.71%	2.66%	1.84%	107.04%

$10.79	13.14	$400	1.71%	3.61%	1.83%	122.26%
$9.89	1.21%	$184	1.66%	3.49%	1.78%	190.15%
$10.14	3.83%	$115	1.68%	3.61%	1.80%	222.24%
$10.13	2.18%	$116	1.68%	3.35%	1.79%	226.36%
$10.32	1.21%	$218	1.71%	2.88%	1.84%	173.74%

179

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset	Net		Net realized/			Net
	Value,	investment		unrealized	Total from	Net	realized
	Beginning	income		gains (losses)	Investment	investment	gains on	Total
	of Period	(loss)		on investments	Activities	income	investments	Distributions

Prime Money Market Fund Class C
Year Ended September 30, 2009	$1.00	—	[a,b]	— [b]	— [b]	—[b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.02	[a]	— [b]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— [b]	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		— [b]	0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund Class C
Year Ended September 30, 2009	$1.00	—	[a,b]	—	— [b]	— [b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.01	[a]	— [b]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Capital Manager Conservative Growth Fund Class C***
Year Ended September 30, 2009	$8.41	0.17	[a]	0.21	0.38	(0.18)	(0.14)	(0.32)
Year Ended September 30, 2008	$10.51	0.19	[a]	(1.24)	(1.05)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.93	0.27	[a]	0.53	0.80	(0.22)	—	(0.22)
Year Ended September 30, 2006	$9.73	0.23	[a]	0.23	0.46	(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.27	0.16		0.45	0.61	(0.15)	—	(0.15)
Capital Manager Moderate Growth Fund Class C***
Year Ended September 30, 2009	$7.67	0.11	[a]	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.81	0.09	[a]	(1.82)	(1.73)	(0.28)	(1.13)	(1.41)
Year Ended September 30, 2007	$10.10	0.21	[a]	0.86	1.07	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.69	0.17	[a]	0.42	0.59	(0.18)	—	(0.18)
Year Ended September 30, 2005	$8.91	0.09	[a]	0.77	0.86	(0.08)	—	(0.08)
Capital Manager Growth Fund Class C***
Year Ended September 30, 2009	$7.17	0.07	[a]	(0.22)	(0.15)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.92	0.04	[a]	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18	[a]	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.52	0.11	[a]	0.57	0.68	(0.15)	—	(0.15)
Year Ended September 30, 2005	$8.56	0.04	[a]	0.95	0.99	(0.03)	—	(0.03)
Capital Manager Equity Fund Class C***
Year Ended September 30, 2009	$7.10	0.02	[a]	(0.60)	(0.58)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.87	(0.03)[a]		(2.66)	(2.69)	(0.27)	(1.81)	(2.08)
Year Ended September 30, 2007	$11.22	0.12	[a]	1.41	1.53	(0.03)	(0.85)	(0.88)
Year Ended September 30, 2006	$10.64	0.10	[a]	0.78	0.88	(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$9.33	(0.01)[a]		1.32	1.31	— [b]	—	— [b]

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

180

Class C Shares

Financial Highlights
continued

		Ratios/Supplementary Data
				Ratio of net
Net Asset	Total Return	Net Assets,	Ratio of net	investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)	(000)	assets	assets	assets*	rate**

$1.00	0.34%	$893	1.10%	0.24%	1.66%	—
$1.00	2.36%	$244	1.46%	2.46%	1.59%	—
$1.00	3.99%	$460	1.48%	3.91%	1.59%	—
$1.00	3.35%	$393	1.48%	3.35%	1.59%	—
$1.00	1.32%	$326	1.49%	1.29%	1.64%	—

$1.00	0.04%	$54	0.28%	0.03%	1.64%	—
$1.00	1.29%	$37	1.38%	1.30%	1.58%	—
$1.00	3.68%	$42	1.47%	3.63%	1.61%	—
$1.00	3.13%	$55	1.45%	3.30%	1.59%	—
$1.00	1.07%	$38	1.50%	1.40%	1.66%	—

$8.47	5.09%	$101	1.17%	2.19%	1.43%	21.56%
$8.41	(10.99)%	$94	1.10%	1.99%	1.35%	39.99%
$10.51	8.11%	$77	1.10%	2.58%	1.41%	29.58%
$9.93	4.75%	$127	1.08%	2.35%	1.45%	5.69%
$9.73	6.58%	$155	1.20%	1.63%	1.52%	52.50%

$7.68	1.85%	$89	1.13%	1.58%	1.38%	22.46%
$7.67	(18.02)%	$79	1.10%	1.04%	1.35%	63.63%
$10.81	10.72%	$156	1.11%	1.98%	1.42%	40.05%
$10.10	6.19%	$139	1.10%	1.71%	1.47%	7.33%
$9.69	9.62%	$122	1.25%	0.95%	1.56%	37.83%

$6.94	(1.90)%	$99	1.14%	1.13%	1.39%	24.08%
$7.17	(22.31)%	$55	1.10%	0.49%	1.35%	77.54%
$10.92	12.33%	$78	1.11%	1.74%	1.43%	44.48%
$10.05	7.19%	$61	1.11%	1.17%	1.46%	6.26%
$9.52	11.61%	$37	1.26%	0.43%	1.59%	26.22%

$6.47	(8.11)%	$6	1.13%	0.35%	1.36%	20.24%
$7.10	(26.77)%	$1	1.13%	(0.32)%	1.43%	67.40%
$11.87	14.13%	$1	1.00%	1.02%	1.25%	48.80%
$11.22	8.44%	$10	1.11%	0.90%	1.48%	1.48%
$10.64	14.15%	$19	1.27%	(0.09)%	1.63%	2.14%

181

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, Prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

BB&T Funds
P.O. Box 9762
Providence, RI 02940-9762
Telephone: 1-800-228-1872
Internet: http://www.bbtfunds.com*

* The Funds’ Website is not a part of this Prospectus.

You can review the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-06719.

PRO-RTL-0210

Prospectus

FEBRUARY 1, 2010

STOCK FUNDS
select equity fund (formerly, large cap fund)	institutional shares: bbisx
mid cap value fund	institutional shares: oveix	class r shares: overx
sterling capital small cap value fund	institutional shares: spscx	class r shares: spsrx
international equity fund	institutional shares: bbtix
special opportunities equity fund	institutional shares: bopix	class r shares: boprx
equity income fund	institutional shares: begix	class r shares: baerx

BOND FUNDS
taxable bond funds
short u.s. government fund	institutional shares: bbsgx
intermediate u.s. government fund	institutional shares: bbgvx
total return bond fund	institutional shares: bibtx	class r shares: bicrx
tax-free bond funds
kentucky intermediate tax-free fund	institutional shares: bkitx
maryland intermediate tax-free fund	institutional shares: bmaix
north carolina intermediate tax-free fund	institutional shares: bbntx
south carolina intermediate tax-free fund	institutional shares: bscix
virginia intermediate tax-free fund	institutional shares: bvatx
west virginia intermediate tax-free fund	institutional shares: owvax

MONEY MARKET FUNDS
national tax-free money market fund	institutional shares: bnixx
prime money market fund	institutional shares: bbpxx
u.s. treasury money market fund	institutional shares: btuxx

FUNDS OF FUNDS
capital manager conservative growth fund	institutional shares: bmgtx
capital manager moderate growth fund	institutional shares: bcgtx
capital manager growth fund	institutional shares: bcmtx
capital manager equity fund	institutional shares: bcatx

Institutional and Class R Shares

Questions?

Call 1-800-228-1872
or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T Funds	Table of Contents

Fund Summaries

Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealers.		Stock Funds
	4	Select Equity Fund (formerly, Large Cap Fund)
	9	Mid Cap Value Fund
	19	Sterling Capital Small Cap Value Fund
	29	International Equity Fund
	35	Special Opportunities Equity Fund
	45	Equity Income Fund
Bond Funds
	56	Short U.S. Government Fund
	61	Intermediate U.S. Government Fund
	67	Total Return Bond Fund
	81	Kentucky Intermediate Tax-Free Fund
	86	Maryland Intermediate Tax-Free Fund
	91	North Carolina Intermediate Tax-Free Fund
	96	South Carolina Intermediate Tax-Free Fund
	101	Virginia Intermediate Tax-Free Fund
	106	West Virginia Intermediate Tax-Free Fund
Money Market Funds
	111	National Tax-Free Money Market Fund
	116	Prime Money Market Fund
	122	U.S. Treasury Money Market Fund
Funds of Funds
	127	Capital Manager Conservative Growth Fund
	132	Capital Manager Moderate Growth Fund
	137	Capital Manager Growth Fund
	142	Capital Manager Equity Fund

Additional Investment Strategies and Risks

Review this section for additional information on investment strategies and their risks.	147	Stock Funds
	147	International Equity Fund
	147	Bond Funds
	148	Short U.S. Government Fund
	148	Intermediate U.S. Government Fund
	148	Total Return Bond Fund
	148	Kentucky Intermediate Tax-Free Fund
	148	Maryland Intermediate Tax-Free Fund
	148	North Carolina Intermediate Tax-Free Fund
	148	South Carolina Intermediate Tax-Free Fund
	148	Virginia Intermediate Tax-Free Fund
	148	West Virginia Intermediate Tax-Free Fund
	148	Money Market Funds
	148	National Tax-Free Money Market Fund
	149	Prime Money Market Fund
	150	U.S. Treasury Money Market Fund
	150	Funds of Funds
	152	Investment Practices
	154	Additional Information about the Funds’ Investments
	157	Investment Risks

BB&T Funds	Table of Contents

Fund Management

Review this section for details on the people and organizations who oversee the Funds.	161	The Investment Advisers
	162	The Investment Sub-Advisers
	163	Portfolio Managers
	165	The Administrator and Distributor

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions	166	Choosing a Share Class
	167	Pricing of Fund Shares
	168	Purchasing and Adding to Your Shares
	170	Selling Your Shares
	172	General Policies on Selling Shares
	173	Exchanging Your Shares
	175	Market Timing Policies
	175	Dividends, Distributions and Taxes
	177	Additional Information About the Funds

Other Information About the Funds

	179	Financial Highlights

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Institutional Shares BBISX

Investment Objective	The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.74%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.21%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.97%

Fee Waiver or Expense Reimbursement[2]	–0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.83%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$85	$295	$523	$1,177

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$85	$295	$523	$1,177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.97% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the S&P 500® Index at the time of purchase. As of January 11, 2010, the smallest company in the S&P 500® Index had a market capitalization of $1.21 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, and may invest in preferred stocks, warrants or debt instruments that are convertible to common stock and that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization or determined by the portfolio manager to be of comparable quality). The Fund also may invest in exchange-traded funds (“ETFs”) and other registered investment companies that invest in commodity-related securities, in order to provide exposure to the investment returns of commodities markets without investing directly in physical commodities, such as oil, metals, and agricultural products. The Fund also may invest in options.

In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the intrinsic value of a particular issuer.

The Fund may engage in securities lending.

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

ETF Risk: The value of the Fund’s investments in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in more traditional securities.

When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF. In addition, lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	17.83%	9/30/09
Worst quarter:	–20.26%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/09/92)
Return Before Taxes	19.35%	–1.59%	1.03%	6.77%

Return After Taxes on Distributions	19.13%	–3.00%	–0.13%	5.32%

Return After Taxes on Distributions and Sale of Fund Shares	12.80%	–1.06%	0.82%	5.60%

S&P 500® Index				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	–0.95%	7.95%

Summary	BB&T Select Equity Fund (formerly, BB&T Large Cap Fund)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Stephen L. Morgan Portfolio Manager Since November 2009

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Mid Cap Value Fund

Institutional Shares OVEIX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.74%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses[1]	0.24%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses	0.99%

Fee Waiver or Expense Reimbursement[3]	–0.04%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	0.95%

[1] Other expenses are based on estimated amounts for the current fiscal year.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Mid Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$97	$311	$543	$1,209

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$97	$311	$543	$1,209

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.83% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $20 billion at the time of purchase. Securities in which the Fund invests may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies whose capitalization is between $500 million and $20 billion.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, balance sheet strength, and above average profitability. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value.

The Fund may engage in securities lending.

Summary	BB&T Mid Cap Value Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Summary	BB&T Mid Cap Value Fund

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	23.69%	9/30/09
Worst quarter:	–22.26%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(8/1/96)
Return Before Taxes	37.90%	3.82%	5.80%	8.71%

Return After Taxes on Distributions	37.85%	1.64%	4.02%	6.79%

Return After Taxes on Distributions and Sale of Fund Shares	24.71%	2.76%	4.38%	6.84%

Russell Midcap Value Index				(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	34.21%	1.98%	7.58%	9.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Investment Sub-Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Timothy P. Beyer, CFA Executive Director of Sterling Capital and Portfolio Manager Since July 2005

Summary	BB&T Mid Cap Value Fund

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Mid Cap Value Fund

Class R Shares OVERX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.74%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses[1]	0.24%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses	1.49%

Fee Waiver or Expense Reimbursement[3]	–0.04%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.45%

[1] “Other Expenses” are estimated for the class’ first fiscal year of operations. Actual expenses may be different.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Mid Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$148	$467	$809	$1,776

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$148	$467	$809	$1,776

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.83% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $20 billion at the time of purchase. Securities in which the Fund invests may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies whose capitalization is between $500 million and $20 billion.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, balance sheet strength, and above average profitability. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value.

The Fund may engage in securities lending.

Summary	BB&T Mid Cap Value Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Mid Cap Value Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	23.69%	9/30/09
Worst quarter:	–22.26%	12/31/08

Average Annual Total Returns as of December 31, 2009[1]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(8/1/96)
Return Before Taxes	37.90%	3.82%	5.80%	8.71%

Return After Taxes on Distributions	37.85%	1.64%	4.02%	6.79%

Return After Taxes on Distributions and Sale of Fund Shares	24.71%	2.76%	4.38%	6.84%

Russell Midcap Value Index				(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	34.21%	1.98%	7.58%	9.63%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

Summary	BB&T Mid Cap Value Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Investment Sub-Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Timothy P. Beyer, CFA Executive Director of Sterling Capital and Portfolio Manager Since July 2005

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Small Cap Value Fund

Institutional Shares SPSCX

Investment Objective	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares[1]
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net assets value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares[1]
Management Fees	0.90%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses[2]	0.35%

Acquired Fund Fees and Expenses[3]	0.01%

Total Annual Fund Operating Expenses	1.26%

Fee Waiver or Expense Reimbursement[4]	–0.10%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[4]	1.16%

[1] Effective February 1, 2010, Sterling Shares of the Fund were renamed Institutional Shares.

[2] Other expenses are based on estimated amounts for the current fiscal year.

[3] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[4] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2010 through January 31, 2011. Also, the Fund’s Adviser has contractually agreed to limit the Fund’s Total Annual Operating Expenses to 1.15% for the period from February 1, 2010 to January 31, 2011. These contractual limitations may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	Sterling Capital Small Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$118	$390	$682	$1,514

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$118	$390	$682	$1,514

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The Fund may also, with respect to 20% of its assets, invest in equity securities of companies with market capitalization greater than or lower than those included in the Russell 2000® Index. As of November 30, 2009, the market capitalization range of companies in the Russell 2000® Index was approximately $20 million to $4.6 billion.

Sterling Capital Management LLC, the Fund’s investment adviser (“Sterling Capital”), investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

The Fund may engage in securities lending.

Summary	Sterling Capital Small Cap Value Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Small Cap Value Fund

Institutional Shares Annual Total Returns for years ended 12/31[1,2]

Best quarter:	32.90%	6/30/09
Worst quarter:	–27.72%	12/31/08

Average Annual Total Returns as of December 31, 2009[1,2]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(1/2/97)
Return Before Taxes	54.51%	2.27%	7.94%	9.05%

Return After Taxes on Distributions	54.48%	0.03%	5.87%	7.19%

Return After Taxes on Distributions and Sale of Fund Shares	35.47%	1.58%	6.29%	7.35%

Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	20.58%	–0.01%	8.27%	7.83%

[1] Effective February 1, 2010, Sterling Shares of the Fund were renamed Institutional Shares.

[2] The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	Sterling Capital Small Cap Value Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Manager Eduardo Brea Managing Director and Equity Portfolio Manager Since 1995

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. or Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Small Cap Value Fund

Class R Shares SPSRX

Investment Objective	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net assets value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.90%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses[1]	0.35%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses	1.76%

Fee Waiver or Expense Reimbursement[3]	–0.10%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.66%

[1] “Other Expenses” are estimated for the class’s first fiscal year of operations. Actual expenses may be different.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2010 through January 31, 2011. Also the Fund’s Adviser has contractually agreed to limit the Fund’s Total Annual Operating Expenses to 1.65% for the period from February 1, 2010 to January 31, 2011. These contractual limitations may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	Sterling Capital Small Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitations on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$169	$544	$945	$2,065

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$169	$544	$945	$2,065

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The Fund may also, with respect to 20% of its assets, invest in equity securities of companies with market capitalization greater than or lower than those included in the Russell 2000® Index. As of November 30, 2009, the market capitalization range of companies in the Russell 2000® Index was approximately $20 million to $4.6 billion.

Sterling Capital Management LLC, the Fund’s investment adviser (“Sterling Capital”), investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

The Fund may engage in securities lending.

Summary	Sterling Capital Small Cap Value Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	Sterling Capital Small Cap Value Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1,2]

Best quarter:	32.90%	6/30/09
Worst quarter:	–27.72%	12/31/08

Average Annual Total Returns as of December 31, 2009[1,2]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(1/2/97)
Return Before Taxes	54.51%	2.27%	7.94%	9.05%

Return After Taxes on Distributions	54.48%	0.03%	5.87%	7.19%

Return After Taxes on Distributions and Sale of Fund Shares	35.47%	1.58%	6.29%	7.35%

Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	20.58%	–0.01%	8.27%	7.83%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares (formerly Sterling Shares) of the Fund. Class R Shares and Institutional Shares (formerly Sterling Shares) of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

Summary	Sterling Capital Small Cap Value Fund

[2] The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Manager Eduardo Brea Managing Director and Equity Portfolio Manager Since 1995

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T International Equity Fund

Institutional Shares BBTIX

Investment Objective	The Fund seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	1.00%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.64%

Acquired Fund Fees and Expenses[1]	0.04%

Total Annual Fund Operating Expenses	1.68%

Fee Waiver or Expense Reimbursement[2]	–0.15%

Total Annual Fund Operating Expenses After Fee Waived or Expense Reimbursement[2]	1.53%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.85% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T International Equity Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$156	$515	$899	$1,975

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$156	$515	$899	$1,975

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223.19% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Fund invests primarily in a diversified portfolio of common stocks and preferred stocks of foreign issuers. The Fund will also use futures, swaps, warrants, options, and structured investments, which are types of derivatives, for hedging purposes and to remain fully invested, to maintain liquidity, or to increase total return. The portfolio managers manage the Fund as a core international equity product that may invest in both “growth” and “value” securities primarily of mid- to large-capitalization companies, which the portfolio managers currently view to be companies that have a market capitalization greater than $2.5 billion as determined at the time of purchase. The portfolio managers seek to invest in securities in industries and companies they believe are experiencing favorable demand for their products or services. The portfolio managers screen to identify those companies with above average earnings potential, industry dominance, operating in industries undergoing dramatic change and that are market leaders in developing industries. The portfolio managers may also consider expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth.

The portfolio manager uses both a bottom-up and top-down approach to select investments. The portfolio manager generally uses a bottom-up approach that focuses on company specific factors for selecting securities in developed markets. The portfolio manager generally uses a top-down approach for investments in emerging markets, indices and exchange-traded funds (“ETFs”), focusing on economic and geopolitical factors in a given area. The portfolio manager generally uses both a bottom-up and a top-down approach in Japan.

Summary	BB&T International Equity Fund

In selecting investments for the Fund, the portfolio managers focus on securities located in at least five countries, although the Fund may at times invest in fewer than five countries. The Fund will normally invest at least 65% of its total assets in no fewer than three countries outside the U.S. The Fund may invest up to 35% of its total assets in the securities of issuers located in emerging markets.

Under normal circumstances, the Fund primarily invests in international equity securities. The Fund also may invest in ETFs to gain exposure to a portion of the U.S. or a foreign market.

The Fund may engage in securities lending.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — international stocks — will underperform other kinds of investments or market averages.

Foreign Investment Risk: The possibility that the Fund’s investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political, social or economic conditions, lack of timely and reliable financial information and other factors. These risks are particularly pronounced for emerging markets.

Emerging Market Risk: Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties than in developed markets.

Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Less extensive legal remedies, difficulties in enforcing favorable legal judgments in foreign courts, and different securities clearance and settlement procedures are issues.

Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.

Summary	BB&T International Equity Fund

Investments in emerging markets are considered to be speculative and may be highly volatile.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Counterparty Risk: The possibility that a counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of futures and swaps, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

ETF Risk: When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF. In addition, lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T International Equity Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	21.29%	6/30/09
Worst quarter:	–22.85%	9/30/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Inception
	Year	Years	Years	Since
Institutional Shares				(1/2/97)
Return Before Taxes	21.11%	0.51%	–2.44%	1.96%

Return After Taxes on Distributions	20.72%	–1.06%	–3.70%	0.72%

Return After Taxes on Distributions and Sale of Fund Shares	14.20%	0.92%	–2.02%	1.59%

Morgan Stanley Capital International ACWI Index ex US (Net)				(12/31/96)
(reflects no deductions for fees, expenses, or taxes)	41.45%	5.83%	2.71%	0.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T International Equity Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Artio Global Management LLC (“Artio Global”)

Portfolio Managers Rudolph-Riad Younes, CFA Managing Director and Head of International Equity of Artio Global, and Lead Portfolio Manager Since July 2007

Richard Charles Pell Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global and Portfolio Manager Since July 2007

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Special Opportunities Equity Fund

Institutional Shares BOPIX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.80%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.07%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Summary	BB&T Special Opportunities Equity Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$109	$340	$590	$1,306

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.22% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies. The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The Fund may engage in securities lending. In addition, the Fund may engage, to a significant degree, in writing covered call options.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	BB&T Special Opportunities Equity Fund

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Special Opportunities Equity Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	18.48%	6/30/09
Worst quarter:	–22.27%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/2/03)
Return Before Taxes	38.49%	6.32%	11.52%

Return After Taxes on Distributions	38.49%	5.41%	10.71%

Return After Taxes on Distributions and Sale of Fund Shares	25.02%	5.19%	9.90%

S&P 500® Index			(5/31/03)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	4.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Special Opportunities Equity Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Scott & Stringfellow LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow, and Portfolio Manager Since June 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Special Opportunities Equity Fund

Class R Shares BOPRX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.80%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses[1]	0.24%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses	1.57%

[1] “Other Expenses” are estimated for the class’s first fiscal year of operations. Actual expenses may be different.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Summary	BB&T Special Opportunities Equity Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$160	$496	$855	$1,867

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$160	$496	$855	$1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.22% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies. The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The Fund may engage in securities lending. In addition, the Fund may engage, to a significant degree, in writing covered call options.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	BB&T Special Opportunities Equity Fund

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Special Opportunities Equity Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	18.48%	6/30/09
Worst quarter:	–22.27%	12/31/08

Average Annual Total Returns as of December 31, 2009[1]

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/2/03)
Return Before Taxes	38.49%	6.32%	11.52%

Return After Taxes on Distributions	38.49%	5.41%	10.71%

Return After Taxes on Distributions and Sale of Fund Shares	25.02%	5.19%	9.90%

S&P 500® Index			(5/31/03)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	4.31%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Special Opportunities Equity Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Scott & Stringfellow LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA

Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow, and Portfolio Manager Since June 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Equity Income Fund

Institutional Shares BEGIX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.70%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.25%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.97%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Summary	BB&T Equity Income Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$99	$309	$536	$1,190

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.13% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates, and convertible debt securities (including high-yield (“junk”) bonds) and convertible preferred stock, which are convertible into common stock, with favorable long-term fundamental characteristics. The Fund may also invest in U.S. traded equity stocks of foreign companies with similar characteristics, including ADRs. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The Fund may engage in securities lending. In addition, the Fund may engage, to a significant degree, in writing covered call options.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	BB&T Equity Income Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Summary	BB&T Equity Income Fund

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	13.48%	6/30/09
Worst quarter:	–17.53%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/30/04)
Return Before Taxes	23.29%	6.40%	8.46%

Return After Taxes on Distributions	22.88%	5.55%	7.62%

Return After Taxes on Distributions and Sale of Fund Shares	15.60%	5.39%	7.21%

S&P 500® Index			(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	1.66%

Summary	BB&T Equity Income Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Scott & Stringfellow LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow and Portfolio Manager Since June 2004

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Equity Income Fund

Class R Shares BAERX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.70%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses[1]	0.25%

Acquired Fund Fees and Expenses[2]	0.02%

Total Annual Fund Operating Expenses	1.47%

[1] “Other Expenses” are estimated for the class’ first fiscal year of operations. Actual expenses may be different.

[2] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Summary	BB&T Equity Income Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$150	$465	$803	$1,757

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$150	$465	$803	$1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.13% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates, and convertible debt securities (including high-yield (“junk”) bonds) and convertible preferred stock, which are convertible into common stock, with favorable long-term fundamental characteristics. The Fund may also invest in U.S. traded equity stocks of foreign companies with similar characteristics, including ADRs. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The Fund may engage in securities lending. In addition, the Fund may engage, to a significant degree, in writing covered call options.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	BB&T Equity Income Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Summary	BB&T Equity Income Fund

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	13.48%	6/30/09
Worst quarter:	–17.53%	12/31/08

Summary	BB&T Equity Income Fund

Average Annual Total Returns as of December 31, 2009[1]

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/30/04)
Return Before Taxes	23.29%	6.40%	8.46%

Return After Taxes on Distributions	22.88%	5.55%	7.62%

Return After Taxes on Distributions and Sale of Fund Shares	15.60%	5.39%	7.21%

S&P 500® Index			(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	1.66%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Scott & Stringfellow LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow and Portfolio Manager Since June 2004

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Summary	BB&T Equity Income Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Short U.S. Government Fund

Institutional Shares BBSGX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.85%

Fee Waiver or Expense Reimbursement[2]	–0.15%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.70%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Short U.S. Government Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$256	$457	$1,035

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$256	$457	$1,035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.57% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (“U.S. Government Securities”). The Fund also invests, under normal market conditions, primarily in U.S. Government Securities, some of which may be subject to repurchase agreements, or in “high grade” mortgage-backed securities, including collateralized mortgage obligations (“CMOs”), that are rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies. The duration range of the Fund will be from 1.0 to 3.5 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among various types of U.S. Government Securities as well as other sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the effective duration (i.e., interest rate sensitivity) of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

The Fund may engage in securities lending.

Summary	BB&T Short U.S. Government Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Short U.S. Government Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	3.18%	12/31/00
Worst quarter:	–1.32%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(11/30/92)
Return Before Taxes	2.44%	3.74%	4.18%	4.55%

Return After Taxes on Distributions	1.29%	2.38%	2.65%	2.71%

Return After Taxes on Distributions and Sale of Fund Shares	1.58%	2.39%	2.65%	2.74%

Barclays Capital 1-3 Year Government Index[1]				(11/30/92)
(reflects no deductions for fees, expenses, or taxes)	1.41%	4.18%	4.65%	5.01%

Merrill Lynch 1-5 Year U.S. Treasuries/Agencies Index[1]
(reflects no deductions for fees, expenses, or taxes)	0.91%	4.49%	5.08%	N/A

[1] Effective February 1, 2010, the Fund’s benchmark was changed from the Merrill Lynch 1-5 Year U.S. Treasuries/Agencies Index to the Barclays Capital 1-3 Year Government Index in order to better represent the Fund’s investment strategies for comparison purposes.

Summary	BB&T Short U.S. Government Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Kevin McNair, CFA Portfolio Manager Since June 1994

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Intermediate U.S. Government Fund

Institutional Shares BBGVX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Operating Expenses	0.85%

Fee Waiver or Expense Reimbursement[2]	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.73%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Intermediate U.S. Government Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$75	$259	$460	$1,038

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$75	$259	$460	$1,038

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.13% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities (“U.S. Government Securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund invests, under normal market conditions, in U.S. Government Securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations (“CMOs”).

The Fund may also invest in short-term obligations, asset-backed securities, commercial bonds and the shares of other investment companies. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

The Fund may engage in securities lending.

Summary	BB&T Intermediate U.S. Government Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Summary	BB&T Intermediate U.S. Government Fund

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	5.64%	9/30/02
Worst quarter:	–2.45%	6/30/04

Summary	BB&T Intermediate U.S. Government Fund

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/9/92)
Return Before Taxes	3.19%	4.88%	5.78%	5.69%

Return After Taxes on Distributions	2.00%	3.36%	4.05%	3.65%

Return After Taxes on Distributions and Sale of Fund Shares	2.06%	3.27%	3.93%	3.61%

Barclays Capital Intermediate Government Index[1]				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.62%

Barclays Capital U.S. Government/Mortgage Bond Index[1]				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	1.96%	5.32%	6.31%	6.24%

[1] Effective February 1, 2010, the Fund’s benchmark was changed from the Barclays Capital U.S. Government/Mortgage Bond Index to the Barclays Capital Intermediate Government Index in order to better represent the Fund’s investment strategies for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Brad D. Eppard, CFA Portfolio Manager Since July 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Summary	BB&T Intermediate U.S. Government Fund

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Total Return Bond Fund

Institutional Shares BIBTX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Total Annual Operating Expenses	0.84%

Fee Waiver or Expense Reimbursement[1]	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.72%

[1] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Total Return Bond Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$74	$256	$454	$1,026

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$74	$256	$454	$1,026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.26% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities, and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality) corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and/or foreign and emerging market bonds.

Summary	BB&T Total Return Bond Fund

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager employs a quantitative model developed by the Fund’s Sub-Adviser which provides an indication of the trend in interest rates, either rising or falling, over a three month forward looking horizon enabling the portfolio manager to position the Fund’s portfolio relative to the benchmark in terms of duration. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the firm’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The Fund may engage in securities lending.

The Fund may also invest in certain types of derivative instruments, including futures contracts, credit default swaps, and interest rate swaps.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Summary	BB&T Total Return Bond Fund

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Emerging Market Risk: Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties than in developed markets.

Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Less extensive legal remedies, difficulties in enforcing favorable legal judgments in foreign courts, and different securities clearance and settlement procedures are issues.

Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.

Summary	BB&T Total Return Bond Fund

Investments in emerging markets are considered to be speculative and may be highly volatile.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	6.36%	9/30/09
Worst quarter:	–3.22%	6/30/04

Summary	BB&T Total Return Bond Fund

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(12/2/99)
Return Before Taxes	11.70%	5.28%	6.29%	6.16%

Return After Taxes on Distributions	9.83%	3.56%	4.30%	4.17%

Return After Taxes on Distributions and Sale of Fund Shares	7.55%	3.49%	4.19%	4.07%

Barclays Capital U.S. Aggregate Index				(11/30/99)
(reflects no deductions for fees, expenses, or taxes)	5.93%	4.97%	6.33%	6.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since January 2008

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Summary	BB&T Total Return Bond Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Total Return Bond Fund

Class R Shares BICRX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses[1]	0.24%

Total Annual Operating Expenses	1.34%

Fee Waiver or Expense Reimbursement[2]	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.22%

[1] “Other Expenses” are estimated for the class’s first fiscal year of operations. Actual expenses may be different.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Total Return Bond Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$124	$413	$723	$1,602

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$124	$413	$723	$1,602

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.26% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities, and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality) corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and/or foreign and emerging market bonds.

Summary	BB&T Total Return Bond Fund

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager employs a quantitative model developed by the Fund’s Sub-Adviser which provides an indication of the trend in interest rates, either rising or falling, over a three month forward looking horizon enabling the portfolio manager to position the Fund’s portfolio relative to the benchmark in terms of duration. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the firm’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The Fund may engage in securities lending.

The Fund may also invest in certain types of derivative instruments, including futures contracts, credit default swaps, and interest rate swaps.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Summary	BB&T Total Return Bond Fund

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Emerging Market Risk: Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties than in developed markets.

Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Less extensive legal remedies, difficulties in enforcing favorable legal judgments in foreign courts, and different securities clearance and settlement procedures are issues.

Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.

Summary	BB&T Total Return Bond Fund

Investments in emerging markets are considered to be speculative and may be highly volatile.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	6.36%	9/30/09
Worst quarter:	–3.22%	6/30/04

Summary	BB&T Total Return Bond Fund

Average Annual Total Returns as of December 31, 2009[1]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(12/2/99)
Return Before Taxes	11.70%	5.28%	6.29%	6.16%

Return After Taxes on Distributions	9.83%	3.56%	4.30%	4.17%

Return After Taxes on Distributions and Sale of Fund Shares	7.55%	3.49%	4.19%	4.07%

Barclays Capital U.S. Aggregate Index				(11/30/99)
(reflects no deductions for fees, expenses, or taxes)	5.93%	4.97%	6.33%	6.23%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund.. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since January 2008

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Summary	BB&T Total Return Bond Fund

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Institutional Shares BKITX

Investment Objective	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.89%

Fee Waiver or Expense Reimbursement[2]	−0.20%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.69%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$70	$264	$473	$1,078

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$70	$264	$473	$1,078

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.56% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.72%	9/30/09
Worst quarter:	–2.17%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Institutional Shares			(2/24/03)
Return Before Taxes	9.49%	4.27%	4.10%

Return After Taxes on Distributions	9.20%	4.16%	4.02%

Return After Taxes on Distributions and Sale of Fund Shares	7.47%	4.08%	3.93%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Kentucky Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Maryland Intermediate Tax-Free Fund

Institutional Shares BMAIX

Investment Objective	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.29%

Acquired Fund Fees and Expenses[1]	0.04%

Total Annual Fund Operating Expenses	0.93%

Fee Waiver or Expense Reimbursement[2]	−0.20%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.73%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Maryland Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$75	$276	$495	$1,125

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$75	$276	$495	$1,125

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.11% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

Summary	BB&T Maryland Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Maryland Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.45%	3/31/09
Worst quarter:	–2.34%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Institutional Shares			(2/24/03)
Return Before Taxes	10.75%	4.78%	4.38%

Return After Taxes on Distributions	10.74%	4.74%	4.35%

Return After Taxes on Distributions and Sale of Fund Shares	8.10%	4.53%	4.17%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Maryland Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Institutional Shares BBNTX

Investment Objective	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.85%

Fee Waiver or Expense Reimbursement[2]	−0.15%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.70%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$256	$457	$1,035

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$256	$457	$1,035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.42% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.97%	9/30/09
Worst quarter:	–2.31%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/16/92)
Return Before Taxes	9.19%	4.32%	5.02%	4.50%

Return After Taxes on Distributions	9.07%	4.18%	4.92%	4.43%

Return After Taxes on Distributions and Sale of Fund Shares	7.30%	4.16%	4.81%	4.38%

Barclays Capital 7-Year Municipal Bond Index				(10/31/92)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T North Carolina Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Institutional Shares BSCIX

Investment Objective	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.30%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.91%

Fee Waiver or Expense Reimbursement[2]	−0.15%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.76%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$78	$275	$489	$1,106

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$78	$275	$489	$1,106

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.06% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	5.06%	9/30/09
Worst quarter:	–2.08%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/20/97)
Return Before Taxes	9.42%	4.16%	5.07%	4.61%

Return After Taxes on Distributions	9.42%	3.96%	4.96%	4.49%

Return After Taxes on Distributions and Sale of Fund Shares	7.35%	3.99%	4.86%	4.44%

Barclays Capital 7-Year Municipal Bond Index				(10/31/97)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T South Carolina Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Virginia Intermediate Tax-Free Fund

Institutional Shares BVATX

Investment Objective	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.85%

Fee Waiver or Expense Reimbursement[2]	−0.15%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.70%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Virginia Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$256	$457	$1,035

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$256	$457	$1,035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.90% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

Summary	BB&T Virginia Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Virginia Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.52%	12/31/08
Worst quarter:	–2.03%	6/30/04

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(5/17/99)
Return Before Taxes	7.80%	4.42%	5.12%	4.59%

Return After Taxes on Distributions	7.53%	4.29%	5.03%	4.51%

Return After Taxes on Distributions and Sale of Fund Shares	6.33%	4.25%	4.91%	4.44%

Barclays Capital 7-Year Municipal Bond Index				(5/31/99)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Virginia Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Institutional Shares OWVAX

Investment Objective	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.70%

[1] The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$224	$390	$871

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.19% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund may engage in securities lending.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. The Fund may also invest in certain other investment grade debt securities, including securities issued by U.S. states and territories, in addition to those described above.

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	4.76%	12/31/00
Worst quarter:	–1.98%	6/30/04

Average Annual Total Returns as of December 31, 2009[1]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(12/1/93)
Return Before Taxes	9.35%	3.97%	5.10%	4.77%

Return After Taxes on Distributions	9.32%	3.92%	4.99%	4.65%

Return After Taxes on Distributions and Sale of Fund Shares	7.45%	3.93%	4.93%	4.66%

Barclays Capital 7-Year Municipal Bond Index				(11/30/93)
(reflects no deductions for fees, expenses, or taxes)	7.61%	4.58%	5.59%	5.37%

[1] Performance date includes the performance of the OVB West Virginia Tax-Exempt Income Portfolio for the period prior to its consolidation with the BB&T West Virginia Intermediate Tax-Free Fund on July 23, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T West Virginia Intermediate Tax-Free Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Manager Robert Millikan, CFA Director of Fixed Income Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T National Tax-Free Money Market Fund

Institutional Shares BNIXX

Investment Objective	The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.49%

Fee Waiver or Expense Reimbursement[1]	−0.05%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.44%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

Summary	BB&T National Tax-Free Money Market Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on February 28, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$45	$147	$264	$606

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$45	$147	$264	$606

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund may invest in tax-exempt and other fixed income securities, including, for example, variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund may engage in securities lending.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Summary	BB&T National Tax-Free Money Market Fund

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates or that have greater credit risk or other less favorable characteristics. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 year and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Summary	BB&T National Tax-Free Money Market Fund

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	0.84%	9/30/07
Worst quarter:	0.02%	12/31/09

Average Annual Total Returns as of December 31, 2009

	1	Since
	Year	Inception
Institutional Shares		(8/1/06)
	0.54%	2.13%

As of December 31, 2009, the Fund’s 7-day yield for Institutional Shares was 0.04%. For current yield information on the Fund, call 1-800-228-1872.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Summary	BB&T National Tax-Free Money Market Fund

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Prime Money Market Fund

Institutional Shares BBPXX

Investment Objective	The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.40%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.26%

Total Annual Operating Expenses	0.66%

Fee Waiver or Expense Reimbursement[1]	−0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.54%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.28% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

Summary	BB&T Prime Money Market Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on February 28, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$55	$186	$343	$799

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$55	$186	$343	$799

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

• Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  • High-quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers including corporate debt securities that the issuer or a third party, such as a dealer or bank, must repay on demand;

• Asset-backed securities;

• Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

• Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

• Funding agreements issued by highly-rated U.S. insurance companies;

• Securities issued or guaranteed by state or local government bodies; and

• Repurchase agreements relating to the above instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs; or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values.

The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

Summary	BB&T Prime Money Market Fund

The Fund may engage in securities lending.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

Sector Risks: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Summary	BB&T Prime Money Market Fund

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Summary	BB&T Prime Money Market Fund

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	1.56%	12/31/00
Worst quarter:	0.00%	12/31/09

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/1/97)
	0.35%	3.12%	2.83%	3.23%

As of December 31, 2009, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.

Management	Investment Adviser BB&T Asset Management, Inc.

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Summary	BB&T Prime Money Market Fund

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T U.S. Treasury Money Market Fund

Institutional Shares BTUXX

Investment Objective	The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.40%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.25%

Total Annual Operating Expenses	0.65%

Fee Waiver or Expense Reimbursement[1]	−0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.51%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.26% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

Summary	BB&T U.S. Treasury Money Market Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on February 28, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$52	$179	$334	$783

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$52	$179	$334	$783

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund may engage in securities lending.

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

On October 14, 2008, the FDIC announced a Temporary Liquidity Guarantee Program, under which the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on certain debt issued by private entities through the earlier of maturity date of the debt or June 30, 2012. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local taxes.

Please see “Additional Investment Strategies and Risks” on page 147 of the Fund’s Prospectus. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Summary	BB&T U.S. Treasury Money Market Fund

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Securities Lending Risk: Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Summary	BB&T U.S. Treasury Money Market Fund

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	1.48%	12/31/00
Worst quarter:	0.00%	12/31/09

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/5/92)
	0.01%	2.57%	2.44%	3.20%

As of December 31, 2009, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.

Management	Investment Adviser BB&T Asset Management, Inc.

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Summary	BB&T U.S. Treasury Money Market Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s Web site for more information.

Summary	BB&T Capital Manager Conservative Growth Fund

Institutional Shares BMGTX

Investment Objective	The Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T Funds which invest mainly in equity and fixed-income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.17%

Acquired Fund Fees and Expenses[1]	0.75%

Total Annual Fund Operating Expenses	1.17%

Fee Waiver or Expense Reimbursement[2]	−0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.92%

[1] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Capital Manager Conservative Growth Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$94	$347	$620	$1,398

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$94	$347	$620	$1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.56% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Summary	BB&T Capital Manager Conservative Growth Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Fixed Income Funds: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Funds: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Capital Manager Conservative Growth Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	10.46%	9/30/09
Worst quarter:	–7.57%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/2/97)
Return Before Taxes	17.92%	3.07%	2.74%	3.70%

Return After Taxes on Distributions	16.86%	1.77%	1.45%	2.33%

Return After Taxes on Distributions and Sale of Fund Shares	11.77%	2.10%	1.73%	2.49%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	–0.95%	3.11%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Capital Manager Conservative Growth Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Capital Manager Moderate Growth Fund

Institutional Shares BCGTX

Investment Objective	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.13%

Acquired Fund Fees and Expenses[1]	0.78%

Total Annual Fund Operating Expenses	1.16%

Fee Waiver or Expense Reimbursement[2]	−0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.91%

[1] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement.

Summary	BB&T Capital Manager Moderate Growth Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$93	$344	$614	$1,387

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$93	$344	$614	$1,387

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.46% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Summary	BB&T Capital Manager Moderate Growth Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Funds: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Funds: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Capital Manager Moderate Growth Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	13.00%	9/30/09
Worst quarter:	–12.47%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/2/97)
Return Before Taxes	21.80%	1.88%	1.36%	2.93%

Return After Taxes on Distributions	21.04%	0.68%	0.25%	1.74%

Return After Taxes on Distributions and Sale of Fund Shares	14.39%	1.26%	0.73%	2.02%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	–0.95%	3.11%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.52%

Summary	BB&T Capital Manager Moderate Growth Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Capital Manager Growth Fund

Institutional Shares BCMTX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.15%

Acquired Fund Fees and Expenses[1]	0.80%

Total Annual Fund Operating Expenses	1.20%

Fee Waiver or Expense Reimbursement[2]	−0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

[1] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Capital Manager Growth Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$97	$356	$636	$1,432

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$97	$356	$636	$1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.08% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 10% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, thunder normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Summary	BB&T Capital Manager Growth Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Funds: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Funds: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Capital Manager Growth Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	14.44%	9/30/09
Worst quarter:	–16.24%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5		Since
	Year	Years	10 Years	Inception
Institutional Shares				(10/2/97)
Return Before Taxes	23.36%	0.73%	–0.03%	2.06%

Return After Taxes on Distributions	22.85%	–0.34%	–0.98%	1.03%

Return After Taxes on Distributions and Sale of Fund Shares	15.46%	0.46%	–0.28%	1.44%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes}	26.46%	0.42%	–0.95%	3.11%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	–0.32%	4.74%	5.65%	5.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Capital Manager Growth Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	BB&T Capital Manager Equity Fund

Institutional Shares BCATX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.20%

Acquired Fund Fees and Expenses[1]	0.83%

Total Annual Fund Operating Expenses	1.28%

Fee Waiver or Expense Reimbursement[2]	−0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.03%

[1] The expenses associated with investing in the Fund may be higher than those for mutual funds that do not invest primarily in investment company securities because shareholders of the Fund indirectly pay a portion of the expenses charged at the underlying fund level. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2010 through January 31, 2011. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Summary	BB&T Capital Manager Equity Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$105	$381	$678	$1,523

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$105	$381	$678	$1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.24% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds that invest mainly in equity securities. Under normal market conditions, the Fund allocates its assets among (i) BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the BB&T Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the BB&T Funds group of investment companies are described in the Fund’s Prospectus.

Summary	BB&T Capital Manager Equity Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Funds: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Funds: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Summary	BB&T Capital Manager Equity Fund

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bbtfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	16.83%	6/30/09
Worst quarter:	–21.94%	12/31/08

Average Annual Total Returns as of December 31, 2009

	1	5	Since
	Year	Years	Inception
Institutional Shares			(3/19/01)
Return Before Taxes	24.60%	–0.91%	0.22%

Return After Taxes on Distributions	24.36%	–2.09%	–0.49%

Return After Taxes on Distributions and Sale of Fund Shares	16.29%	–0.75%	0.19%

S&P 500® Index			(3/31/01)
(reflects no deductions for fees, expenses, or taxes)	26.46%	0.42%	1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Summary	BB&T Capital Manager Equity Fund

Management	Investment Adviser BB&T Asset Management, Inc.

Portfolio Managers Jeffrey J. Schappe, CFA Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Director of Fixed Income Since September 2004

Stephen L. Morgan Portfolio Manager Since November 2009

Will Gholston, CFA Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.bbtfunds.com.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are summarized under its respective “Investment Objective” and “Strategy, Risks and Performance” section, earlier in this prospectus.

Stock Funds

Select Equity Fund, Mid Cap Value Fund, Sterling Capital Small Cap Value Fund, International Equity Fund, Special Opportunities Equity Fund, and Equity Income Fund (“Stock Funds”)

All Stock Funds (except the International Equity Fund):  Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 50% of the value of its total assets for the Special Opportunities Equity Fund and Equity Income Fund).

International Equity Fund.   The Fund may invest up to 10% of its net assets in listed and over-the-counter equity and interest rate warrants. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan and the United Kingdom.

The Fund may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) issued by sponsored or unsponsored facilities.

The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. When deemed appropriate by the Fund’s Sub-Adviser, the portfolio manager may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. In addition, when the European cash market is closed and when deemed appropriate by the Fund’s Sub-Adviser, the Fund may deploy cash to enter into transactions in U.S. equity index futures, such as those based on the S&P 500, and exchange-traded funds, in order to increase or reduce market exposure. The Fund’s Sub-Adviser expects to unwind promptly such investments subject to market conditions.

The Fund may invest in preferred stocks, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Fund’s Sub-Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash.

To the extent permitted by the 1940 Act, the Fund may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

Bond Funds

Short U.S. Government Fund, Intermediate U.S. Government Fund, and Total Return Bond Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds”)

Additional Investment Strategies and Risks

All Bond Funds:  Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

Short U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

Intermediate U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

Total Return Bond Fund — The Fund may invest up to 25% of its total assets in bonds that are below investment grade and/or foreign and emerging market bonds.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

All Taxable Bond Funds — Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, or, if not rated, are of comparable quality as determined by the Adviser.

Kentucky Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

West Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

All Tax-Free Bond Funds — Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures.  If deemed appropriate under the circumstances, each Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Money Market Funds

National Tax-Free Money Market Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (“Money Market Funds”)

National Tax-Free Money Market Fund.  The Fund may invest up to 20% of its assets in securities the interest income from which may be subject to federal alternative minimum tax for individual shareholders.

Additional Investment Strategies and Risks

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

The Fund will only purchase securities that present minimal credit risks as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities under Rule 2a-7 of the 1940 Act. Eligible Securities include:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in one of the two highest ratings categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash or investing its assets in certain taxable or other securities (such as, for example, the following taxable securities: treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements; and the following other securities: municipal repurchase agreements and municipal reverse repurchase agreements) in response to unusual circumstances, such as, for example: adverse market, economic or other conditions; to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. This may cause the Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Prime Money Market Fund.  The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker’s acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

Additional Investment Strategies and Risks

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash, shortening the portfolio’s dollar-weighted average maturity, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objectives.

U.S. Treasury Money Market Fund — Temporary Defensive Measures.  For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program, (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by he U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an Eligible Security, as defined in Rule 2a-7 under the 1940 Act that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less. The Fund may not achieve its investment objective as a result of taking any temporary defensive positions.

Funds of Funds

Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund and Capital Manager Equity Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Stock Funds, Bond Funds and the National Tax-Free Money Market Fund

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

All Stock Funds, Bond Funds and Funds of Funds

Active Trading — Each Stock Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the proportion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Additional Investment Strategies and Risks

Temporary Defensive Measures — If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

All Funds

Fundamental Policies — Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Investment Strategies.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

BB&T Funds	Asset-Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/When-Issueds	Derivatives	Emerging Markets	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High-Yield/High-Risk Debt Securities	Illiquid Securities	Investment Company Securities	Investment Grade Bonds

Stock Funds

Select Equity Fund	X	X	X	X	X			X	X	X	X	X

Mid Cap Value Fund	X	X	X	X	X			X	X	X	X	X

Sterling Capital Small Cap Value Fund		X	X	X	X					X	X

International Equity Fund	X	X	X	X	X	X	X	X	X	X	X	X

Special Opportunities Equity Fund	X	X	X	X	X			X	X	X	X	X

Equity Income Fund	X	X	X	X	X			X	X	X	X	X

Bond Funds

Short U.S. Government Fund	X			X	X			X		X	X	X

Intermediate U.S. Government Fund	X			X	X			X		X	X	X

Total Return Bond Fund	X	X	X	X	X	X		X	X	X	X	X

Kentucky Intermediate Tax-Free Fund	X			X	X					X	X	X

Maryland Intermediate Tax-Free Fund	X			X	X					X	X	X

North Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

South Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

West Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

Money Market Funds

National Tax-Free Money Market Fund				X				X		X	X

Prime Money Market Fund	X			X				X		X	X

U.S. Treasury Money Market Fund											X

Funds of Funds

Capital Manager Conservative Growth Fund				X							X

Capital Manager Moderate Growth Fund				X							X

Capital Manager Growth Fund				X							X

Capital Manager Equity Fund				X							X

Additional Investment Strategies and Risks

				Non-U.S.							U.S.			Variable and		Zero-
Money	Mortgage-	Mortgage		Traded		Real Estate		Reverse		Trust	Government	U.S. Traded	U.S.	Floating		Coupon
Market	Backed	Dollar	Municipal	Foreign	Preferred	Investment	Restricted	Repurchase	Securities	Preferred	Agency	Foreign	Treasury	Rate		Debt
Instruments	Securities	Rolls	Securities	Securities	Stocks	Trusts (REITs)	Securities	Agreements	Lending	Securities	Securities	Securities	Obligations	Instruments	Warrants	Obligations

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X		X	X	X	X	X	X		X	X	X	X	X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X		X				X	X	X		X	X	X	X		X

X									X				X			X

X							X				X		X

X							X				X		X

X							X				X		X

X							X				X		X

Additional Investment Strategies and Risks

Additional Information about the Funds’ Investments

Principal Investments

The following investments are principal investments for one or more BB&T Funds.

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock:  Shares of ownership of a company.

Convertible Securities:  Bonds or preferred stock that convert to common stock.

Derivative:  Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, some mortgage-backed securities and custody receipts.

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts:  Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options:  A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options:  A security that combines features of options with securities trading using composite stock indices.

Structured Products:  Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps:  An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates.

Emerging Markets:  Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded:  Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”):  EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Global Depositary Receipts (“GDRs”):  GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”):  ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations:  U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds:  Issued by Canadian provinces.

Sovereign Bonds:  Issued by the government of a foreign country.

Supranational Bonds:  Issued by supranational entities, such as the World Bank and European Investment Bank.

Additional Investment Strategies and Risks

High-Yield/High-Risk Debt Securities:  High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities:  Shares of investment companies. The Stock and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser or distributor. The Money Market Funds may only invest in shares of other money market funds. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the BB&T Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the BB&T Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds:  A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”):  ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Barclay’s iShares are also ETFs and are index funds that trade like shares. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs, including but not limited to iShares, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds:  Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Money Market Instruments:  Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.

Bankers’ Acceptances:  Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit:  Negotiable instruments with a stated maturity.

Commercial Paper:  Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements:  The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits:  Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Additional Investment Strategies and Risks

Variable Amount Master Demand Notes:  Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations:  Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments:  Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks:  Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Securities Lending:  The lending of up to 33 1/3% of the Fund’s total assets, plus the assets received by the Fund as collateral for securities loaned. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations:  U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants:  Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The following investments are non-principal investments for one or more BB&T Funds.

Delayed Delivery Transactions/Forward Commitments/When-Issueds:  A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Forward Foreign Currency Contracts:  An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

Additional Investment Strategies and Risks

Guaranteed Investment Contracts:  Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities:  Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Mortgage Dollar Rolls:  Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Real Estate Investment Trusts (“REITS”):  Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements:  The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities:  Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations:  Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following are principal risks for one or more BB&T Funds.

Commodity ETF Risk.  In addition to the risks described under “ETF Risk” below, the value of a Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets Risk.  The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Estimated Maturity Risk:  The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Additional Investment Strategies and Risks

ETF Risk.  The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Foreign Investment Risk.  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk.  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk.  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk.  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.  When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative.  To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk.  The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Additional Investment Strategies and Risks

Options Risk.  There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Pre-Payment/Call Risk.  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investment of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Small Company Risk.  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Additional Investment Strategies and Risks

Tax Risk.  While distributions of interest income from municipal securities will generally be exempt from federal income tax (other than the alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

U.S. Government Securities Risk. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Principal Risks

The following are non-principal risks for one or more BB&T Funds.

Inverse Market Risk.  The particular type of market risk associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Leverage Risk.  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.  When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative.  To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Political Risk.  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk.  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Sector Risk.  The risk that a Fund comprised of securities credit enhanced by banks or companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Fund Management

The Investment Advisers

BB&T Asset Management, Inc. (“BB&T Asset Management”) is the adviser for all the Funds except the Sterling Capital Small Cap Value Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, is a wholly-owned subsidiary of BB&T Corporation (“BB&T”), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates over 1,800 financial center in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Nevada and Washington, D.C.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. As of September 30, 2009, BB&T Asset Management had approximately $17 billion in assets under management.

Sterling Capital Management LLC (“Sterling Capital” or collectively with BB&T Asset Management, the “Advisers”) is the investment adviser for the Sterling Capital Small Cap Value Fund. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company. Since April 1, 2005, Sterling Capital has operated as an independently managed subsidiary of BB&T, which holds a 70% ownership interest in Sterling Capital. Sterling Capital manages and supervises the investment of the Sterling Capital Small Cap Value Fund’s assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970.

As of September 30, 2009, Sterling Capital had approximately $11.6 billion in assets under management.

The Funds (except the Sterling Capital Small Cap Value Fund) and BB&T Asset Management intend to seek exemptive relief from the Securities and Exchange Commission (“SEC”) to permit BB&T Asset Management, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval. BB&T Asset Management has received the one-time approval from the Funds’ Board of Trustees and shareholders, and if BB&T Asset Management obtains an exemptive order from the SEC, BB&T Asset Management will have the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by BB&T Asset Management. As of the date of this prospectus, the Funds and BB&T Asset Management had not yet filed an exemptive application with the SEC. Such relief will be sought only with respect to unaffiliated sub-advisers. Once filed, there is no guarantee that the SEC will grant exemptive relief.

Through its portfolio management team, Sterling Capital with respect to the Sterling Capital Small Cap Value Fund and BB&T Asset Management with respect to all other Funds makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays its respective Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which BB&T Asset Management has retained a separate sub-adviser, BB&T Asset Management (and not the Fund) pays a portion of the advisory fees it receives to the sub-adviser in return for its services.

Fund Management

For these advisory services, the Funds paid as follows during their fiscal year ended September 30, 2009:

Percentage of average net
assets for the fiscal year
ended 09/30/09
Select Equity Fund (formerly, Large Cap Fund)	0.60%

Mid Cap Value Fund	0.69%

Sterling Capital Small Cap Value Fund	0.53%

International Equity Fund	0.85%

Special Opportunities Equity Fund	0.79%

Equity Income Fund	0.68%

Short U.S. Government Fund	0.45%

Intermediate U.S. Government Fund	0.48%

Total Return Bond Fund	0.48%

Kentucky Intermediate Tax-Free Fund	0.40%

Maryland Intermediate Tax-Free Fund	0.37%

North Carolina Intermediate-Tax-Free Fund	0.45%

South Carolina Intermediate Tax-Free Fund	0.45%

Virginia Intermediate Tax-Free Fund	0.45%

West Virginia Intermediate Tax-Free Fund	0.45%

National Tax-Free Money Market Fund	0.20%

Prime Money Market Fund	0.28%

U.S. Treasury Money Market Fund	0.06%

Capital Manager Conservative Growth Fund	0.00%

Capital Manager Moderate Growth Fund	0.00%

Capital Manager Growth Fund	0.00%

Capital Manager Equity Fund	0.00%

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital with respect to the Sterling Capital Small Cap Value Fund and BB&T Asset Management with respect to the other Funds and sub-advisory agreements with Artio Global Management LLC (“Artio Global”), Scott & Stringfellow, LLC (“Scott & Stringfellow”), Federated Investment Management Company (“Federated IMC”), and Sterling Capital is available in a Fund’s annual report to shareholders for the period ended September 30, 2009.

The Investment Sub-Advisers

International Equity Fund.  Artio Global (formerly Julius Baer Investment Management LLC (“JBIM”)) serves as the sub-adviser to the International Equity Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Artio Global Sub-Advisory Agreement”). Under the Artio Global Sub-Advisory Agreement, Artio Global manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund’s securities, subject to the general supervision of the BB&T Funds Board of Trustees and BB&T Asset Management and in accordance with the Fund’s investment objective.

Artio Global, located at 330 Madison Avenue, New York, NY 10017, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of September 30, 2009, Artio Global had approximately $55.8 billion in assets under management.

Fund Management

Special Opportunities Equity Fund and Equity Income Fund.  Scott & Stringfellow serves as the sub-adviser to the Special Opportunities Equity Fund and the Equity Income Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Scott & Stringfellow Sub-Advisory Agreement”). Under the Scott & Stringfellow Sub-Advisory Agreement, Scott & Stringfellow manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of BB&T Funds’ Board of Trustees and BB&T Asset Management and in accordance with the Funds’ investment objectives.

Scott & Stringfellow’s address is: 909 E. Main Street, Richmond, VA 23219. Scott & Stringfellow is a wholly-owned subsidiary of BB&T and an affiliate of BB&T Asset Management. As of September 30, 2009, Scott & Stringfellow had $19 billion in client funds. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients.

National Tax-Free Money Market Fund and Prime Money Market Fund.  Federated IMC serves as the sub-adviser to the National Tax-Free Money Market Fund and Prime Money Market Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Federated IMC Sub-Advisory Agreement”). Under the Federated IMC Sub-Advisory Agreement, Federated IMC manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of the BB&T Funds’ Board of Trustees and BB&T Asset Management and in accordance with the Funds’ investment objective, policies and restrictions.

Federated IMC’s address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 150 mutual funds and separate accounts, which totaled approximately $392.3 billion in assets as of September 30, 2009. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,368 employees.

Mid Cap Value Fund and Total Return Bond Fund.  Sterling Capital serves as the sub-adviser to the Mid Cap Value Fund and the Total Return Bond Fund pursuant to a sub-advisory agreement with BB&T Asset Management (the “Sterling Capital Sub-Advisory Agreement”) . Under the Sterling Capital Sub-Advisory Agreement, Sterling Capital manages the Funds, selects their investments and places all orders for purchases and sales of the Funds’ securities, subject to the direction and supervision of the Board of Trustees and BB&T Asset Management, any written guidelines adopted by the Board of Trustees or BB&T Asset Management and furnished to Sterling Capital, and in accordance with the Funds’ written investment restrictions.

Portfolio Managers

Select Equity Fund.  Stephen L. Morgan has been primarily responsible for the management of the Fund since November 2009. Mr. Morgan joined BB&T Asset Management in 1999 as a Portfolio Manager. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech University.

Mid Cap Value Fund.  Timothy P. Beyer, CFA, has been the Portfolio Manager and/or Co-Portfolio Manager of the BB&T Mid Cap Value Fund since July 2005.

Mr. Beyer joined Sterling Capital in 2004 and is currently an Executive Director. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund.

Sterling Capital Small Cap Value Fund.  Eduardo Brea, Managing Director and Equity Portfolio Manager is responsible for the day-to-day investment decisions of the Sterling Capital Small Cap Value Fund. Mr. Brea joined Sterling Capital in 1995 and has over 20 years of investment experience. Mr. Brea received a B.S. degree from the University of Florida and a M.B.A. from the University of South Florida.

International Equity Fund.  Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity with Artio Global. Mr. Younes has been the Head of International Equities for Artio Global and its predecessors since 2001. Mr. Younes has been responsible for management of the International Equity Fund since July 2007. He is primarily responsible for the day-to-day management of the International Equity Fund and serves as Lead Portfolio Manager.

Fund Management

Richard Charles Pell, Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global. Mr. Pell has been Chief Investment Officer of the Artio Global and its predecessors since 1995, and assumed the role of Chief Executive Officer in 2007. He has been responsible for management of the International Equity Fund since July 2007. Mr. Pell also is primarily responsible for the day-to-day management of the International Equity Fund.

Special Opportunities Equity Fund and Equity Income Fund.  George F. Shipp, CFA, has been the Portfolio Manager of the Special Opportunities Equity Fund and the Equity Income Fund since their inception. Mr. Shipp is the Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, and serves as Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Mr. Shipp has been with Scott & Stringfellow since 1982.

Short U.S. Government Fund.  Kevin McNair, CFA, has managed or has been a member of the team that manages the Short U.S. Government Fund and U.S. Treasury Money Market Fund since 1994 and 1998, respectively. Mr. McNair is a Senior Vice President and Portfolio Manager with BB&T Asset Management.

Intermediate U.S. Government Fund.  Brad D. Eppard, CFA, has been the Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Senior Vice President and Portfolio Manager with BB&T Asset Management, positions which he has held since July 2003.

Total Return Bond Fund.  Mark Montgomery, CFA, has been Portfolio Manager of the BB&T Total Return Bond Fund since January 2008. Mr. Montgomery is a Managing Director, Fixed Income Portfolio Manager and head of Sterling Capital’s fixed income team. He worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling Capital in 1997.

Tax-Free Bond Funds.  Robert Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is a Senior Vice President and Director of Fixed Income with BB&T Asset Management. He has been with BB&T Asset Management and its predecessors since February 2000.

Funds of Funds.  All decisions for the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, and Capital Manager Equity Fund are made by the BB&T Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan and Will Gholston.

Mr. Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management since April 2004. From 2002 through April 2004, he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens in 2001 as Director of Research. Before working at Citizens Advisers, Schappe managed the research department at George K. Baum & Company, a regional broker-dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.

Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004. Mr. Millikan is a Senior Vice President and Director of Fixed Income with BB&T Asset Management. He has been with BB&T Asset Management and its predecessors since February 2000.

Mr. Morgan has been a member of the team that manages the Fund of Funds since November 2009. Mr. Morgan has been with BB&T Asset Management since 1999. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech University.

Mr. Gholston, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Gholston is Vice President and Manager of Quantitative Analysis with BB&T Asset Management. He has been with BB&T Asset Management since October 2003. Prior to joining BB&T Asset Management, he served as an Investment Performance Associate/Analyst for Cambridge Associates and UNC Management Company.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in Funds for which they are portfolio manager is available in the SAI.

Fund Management

The Administrator and Distributor

BB&T Asset Management, Inc. (the “Administrator”), 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

BB&T AM Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406 serves as the principal underwriter of each Fund’s shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Advisers and other service providers.

Shareholder Information

Choosing a Share Class

BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Two classes of Fund shares, Institutional and Class R Shares, are offered in this Prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. The following are some of the main characteristics of the Institutional and Class R Shares:

Institutional Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•	Available only to Branch Banking and Trust Company and its affiliates and other financial service providers or intermediaries approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; or to employees of BB&T Asset Management.

•	Offered By:

Select Equity Fund	North Carolina Intermediate Tax-Free Fund
Mid Cap Value Fund	South Carolina Intermediate Tax-Free Fund
Sterling Capital Small Cap Value Fund	Virginia Intermediate Tax-Free Fund
International Equity Fund	West Virginia Intermediate Tax-Free Fund
Special Opportunities Equity Fund	National Tax-Free Money Market Fund
Equity Income Fund	Prime Money Market Fund
Short U.S. Government Fund	U.S. Treasury Money Market Fund
Intermediate U.S. Government Fund	Capital Manager Conservative Growth Fund
Total Return Bond Fund	Capital Manager Moderate Growth Fund
Kentucky Intermediate Tax-Free Fund	Capital Manager Growth Fund
Maryland Intermediate Tax-Free Fund	Capital Manager Equity Fund

R Shares

•	No sales charges.

•	Distribution and shareholder service (12b-1) fee of 0.50% of average daily net assets.

•	Available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Also available to certain registered investment adviser platforms and wrap products. Please call your financial adviser or plan administrator for more information.

•	Eligible Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of an Eligible Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or organization that provides recordkeeping services for the Eligible Plan.

•	Offered By:

  Mid Cap Value Fund
  Special Opportunities Equity Fund
  Equity Income Fund
  Total Return Bond Fund
  Sterling Capital Small Cap Value Fund

For actual past expenses of the Institutional and Class R Shares, see the fund-by-fund information earlier in this Prospectus.

Shareholder Information

The Funds also offer Class A and Class C Shares, each of which has its own expense structure. Class B Shares are closed to new purchases. Class A and Class C Shares are available to investors who are fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities Number of Shares Outstanding

Generally, for Funds other than the Money Market Funds, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

Money Market Funds

The NAV of the Prime Money Market Fund and the U.S. Treasury Money Market Fund will be determined at 3:00 p.m. Eastern time on days the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. The NAV for the National Tax-Free Money Market Fund will be determined at 12:00 p.m. Eastern time on days the NYSE and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Money Market Funds may elect to be open, in their discretion, if it is determined to be in shareholders’ best interests. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing each Fund’s investments, please see the SAI.

Other Funds

The per share NAV for each Fund (other than the Money Market Funds) is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by BB&T Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by BB&T Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page 177.

Shareholder Information

Purchasing and Adding to Your Shares

Institutional Shares

You may purchase Institutional Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Distributor.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional shares also may be purchased online at www.bbtfunds.com.

The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000,000.* An Institutional shareholder’s minimum investment can be calculated by combining all accounts he/she maintains with BB&T Funds.

* Investors and employees of BB&T Asset Management purchasing Shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

Class R Shares

Eligible Plans generally may open an account and purchase Class R Shares by contacting an investment dealer authorized to sell the Funds’ Class R Shares. Additional shares may be purchased through an Eligible Plan’s administrator or record keeper. These parties are responsible for transmitting orders by close of business.

All Shares

Not all Funds or classes may be available for purchase in your state.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashiers checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

Automatic Investment Plan for Institutional Shares

You can make automatic investments in Institutional Shares of the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the minimum amount required to open the account.* To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

* Investors and employees of BB&T Asset Management, Inc. purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Distributor are not subject to a minimum initial investment requirement.

Shareholder Information

Purchasing and Adding to Your Shares
continued

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Stock Funds (except the International Equity Fund) and the Funds of Funds are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees. Income dividends for the International Equity Fund are declared and paid annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you even if it is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Tax Identification Number (Social Security Number for most investors) on the account application.

Shareholder Information

Selling Your Shares

You may sell your shares at any time.  Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. For more information, see section on “General Policies on Selling Shares” on page 172.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

Class R Shares

Selling shares, like purchases, may only be effected through your Eligible Plan. Contact your plan administrator or refer to the appropriate plan documents for details.

Institutional Shares

If selling your shares through a financial institution or your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. Normally you will receive your proceeds within a week after your request is received. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 172).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.

By Overnight Service (See “General Policies on Selling Shares — Redemptions in Writing Requirements” on page 172)

1.	See instruction 1 above for selling shares by mail.

2.	Mail to: BB&T Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860.

By Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

Call 1-800-228-1872 to request a wire transfer.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), your payment will normally be wired to your bank on the next business day.

Shareholder Information

Selling Your Shares
continued

Electronic Redemptions

Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. bank.

Your bank may charge a fee for this service.

Call 1-800-228-1872 to request an electronic redemption.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Online

1.	Using an internet browser, go to www.bbtfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 172).

Auto Withdrawal Plan for Institutional Shares

You can receive automatic payments from your Institutional Shares account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Shareholder Information

General Policies on Selling Shares

Redemptions In Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Fund account with a different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any Medallion signature guarantee if they believe the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Shareholder Information

General Policies on Selling Shares
continued

Closing of Small Accounts

If your account holding Institutional Shares falls below $1,000,000, the Fund may ask you to increase your balance. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV. Please refer to materials provided by your Eligible Plan for information related to Class R Shares.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Institutional Shares pay no 12b-1 fee.

•	Class R Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. This will cause expenses for Class R Shares to be higher and dividends to be lower than for Institutional Shares.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Advisers and/or their affiliates may pay out of their own assets compensation to financial intermediaries and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Advisers may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of Shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see “Notes on Exchanges”). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Shareholder Information

General Policies on Selling Shares
continued

Institutional Shares

Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A, Class B, and Class C Shares prospectus for more information.

Class R Shares

The exchange privilege may be available to you through your Eligible Plan. Please consult your plan administrator for more information.

Instructions for Exchanging Shares

Institutional Shares

Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling your Shares” on page 170 for important information about telephone and online transactions.

Class R Shares

Please consult your plan administrator for more instructions on how to exchange your shares.

Notes on Exchanges

•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Shareholder Information

General Policies on Selling Shares
continued

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions.  Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011. Neither the Bond Funds nor the Money Market Funds expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of dividend income and capital gains may be subject to state and local taxes as well.

BB&T Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Shareholder Information

General Policies on Selling Shares
continued

Special Considerations for Tax-Free Bond Fund and National Tax-Free Money Market Fund Shareholders.

Distributions from the Tax-Free Bond Funds and the National Tax-Free Money Market Fund of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly designated as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds and the National Tax-Free Money Market Fund generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or National Tax-Free Money Market Fund may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund or the National Tax-Free Money Market Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders.  A Fund of Funds will not be able to offset losses realized by one Underlying Fund in which it invests against income or gains from an investment in another Underlying Fund until the Fund of Funds disposes of shares of the Underlying Fund that realized the losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

Special Considerations for Shareholders of Funds Investing in Foreign Securities.  A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Foreign governments may also impose taxes on other payments or gains a Fund earns from these securities. Under normal circumstances, the International Equity Fund will be eligible to elect to “pass through” to its shareholders foreign income taxes that it pays. If the International Equity Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its federal income tax return, subject to certain limitations. Shareholders in Funds other than the International Equity Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations for Non-U.S. Shareholders.  In general, dividends (other than capital gain and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2010, the Funds are not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Non-U.S. investors may also be subject to U.S. estate tax.

Sales, Exchanges and Redemptions of Shares.  A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

General.  Generally, the Funds’ advisers (other than the advisers of the Tax-Free Bond Funds and the National Tax-Free Money Market Fund) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to state and local income taxes in addition to federal taxes.

Shareholder Information

General Policies on Selling Shares
continued

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information about the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund, Total Return Bond Fund, Select Equity Fund, Sterling Capital Small Cap Value Fund, International Equity Fund, Mid Cap Value Fund, Special Opportunities Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®*”).

* iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® and other exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Shareholder Information

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

Other Information About the Funds

Financial Highlights

The Financial Highlights Table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Funds’ independent registered public accounting firm. Effective as of the date of this prospectus, “Sterling Shares” of the Sterling Small Cap Value Fund were renamed “Institutional Shares” and are included in this table as Institutional Shares. The financial highlights for the Class R Shares are not presented because this share class commenced operations on the date of this Prospectus. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2009 are incorporated by reference into the Funds’ SAI, which is available upon request.

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions
				Net Realized/			Net Realized
				Unrealized			Gains on
	Net Asset	Net		Gains (Losses)			Investments
	Value,	Investment		on Investments and	Total from	Net	and Foreign
	Beginning	Income		Foreign Currency	Investment	Investment	Currency	Return of	Total
	of Period	(Loss)		Transactions	Activities	Income	Transactions	Capital	Distributions
Select Equity Fund (formerly, Large Cap Fund)
Year Ended September 30, 2009	$11.36	0.13	[a]	(1.22)	(1.09)	(0.14)	—	—	(0.14)
Year Ended September 30, 2008	$19.20	0.18	[a]	(5.16)	(4.98)	(0.13)	(2.73)	—	(2.86)
Year Ended September 30, 2007	$20.38	0.29	[a]	2.16	2.45	(0.28)	(3.35)	—	(3.63)
Year Ended September 30, 2006	$19.51	0.35	[a]	2.31	2.66	(0.35)	(1.44)	—	(1.79)
Year Ended September 30, 2005	$17.29	0.34		2.22	2.56	(0.34)	—	—	(0.34)
Mid Cap Value Fund
Year Ended September 30, 2009	$10.56	0.04	[a]	0.29	0.33	(0.03)	—	—	(0.03)
Year Ended September 30, 2008	$15.00	0.05	[a]	(3.10)	(3.05)	(0.03)	(1.36)	—	(1.39)
Year Ended September 30, 2007	$13.54	0.08	[a]	2.13	2.21	(0.06)	(0.69)	—	(0.75)
Year Ended September 30, 2006	$13.38	0.06	[a]	1.62	1.68	(0.07)	(1.45)	—	(1.52)
Year Ended September 30, 2005	$15.41	0.17	[a]	3.05	3.22	(0.16)	(5.09)	—	(5.25)
Sterling Capital Small Cap Value Fund (formerly “Sterling Shares”)
Year Ended September 30, 2009	$9.89	0.02	[a]	0.65 [a]	0.67	—	(0.29)	—	(0.29)
Year Ended September 30, 2008	$14.68	—	ab	(2.24)[a]	(2.24)	—	(2.55)	—	(2.55)
Period Ended September 30, 2007***	$18.36	(0.01)[a]		0.68 [a]	0.67	—	(4.35)	—	(4.35)
Year Ended October 31, 2006	$18.22	(0.04)[a]		3.09 [a]	3.05	(0.02)	(2.89)	—	(2.91)
Year Ended October 31, 2005	$18.33	0.01	[a]	1.61 [a]	1.62	—	(1.73)	—	(1.73)
Year Ended October 31, 2004	$16.17	0.07		2.61	2.68	(0.07)	(0.45)	—	(0.52)
International Equity Fund
Year Ended September 30, 2009	$5.47	0.07	[a]	(0.28)	(0.21)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$8.64	0.10	[a]	(2.49)	(2.39)	(0.03)	(0.75)	—	(0.78)
Year Ended September 30, 2007	$11.23	0.14	[a]	1.88	2.02	(0.09)	(4.52)	—	(4.61)
Year Ended September 30, 2006	$9.72	0.18	[a]	1.50	1.68	(0.17)	—	—	(0.17)
Year Ended September 30, 2005	$8.24	0.12	[a]	1.49	1.61	(0.13)	—	—	(0.13)
Special Opportunities Equity Fund
Year Ended September 30, 2009	$15.58	0.04	[a]	(0.01)	0.03	— [b]	(0.58)	(0.11)	(0.69)
Year Ended September 30, 2008	$18.51	(0.04)[a]		(2.14)	(2.18)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.57	0.03	[a]	3.51	3.54	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.65	—	[b]	1.71	1.71	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$13.12	(0.03)		2.68	2.65	—	(0.12)	—	(0.12)
Equity Income Fund
Year Ended September 30, 2009	$12.37	0.32	[a]	(0.99)	(0.67)	(0.23)	(0.03)	—	(0.26)
Year Ended September 30, 2008	$15.05	0.51	[a]	(2.26)	(1.75)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2007	$13.37	0.40	[a]	2.31	2.71	(0.35)	(0.68)	—	(1.03)
Year Ended September 30, 2006	$12.10	0.32		1.57	1.89	(0.35)	(0.27)	—	(0.62)
Year Ended September 30, 2005	$10.35	0.28		1.76	2.04	(0.27)	(0.02)	—	(0.29)
Short U.S. Government Fund
Year Ended September 30, 2009	$9.54	0.25	[a]	0.22	0.47	(0.34)	—	—	(0.34)
Year Ended September 30, 2008	$9.53	0.35	[a]	0.06	0.41	(0.40)	—	—	(0.40)
Year Ended September 30, 2007	$9.49	0.38	[a]	0.08	0.46	(0.42)	—	—	(0.42)
Year Ended September 30, 2006	$9.51	0.30	[a]	0.01 [c]	0.31	(0.33)	—	—	(0.33)
Year Ended September 30, 2005	$9.71	0.25		(0.13)	0.12	(0.32)	—	—	(0.32)
Intermediate U.S. Government Fund
Year Ended September 30, 2009	$10.05	0.35	[a]	0.55	0.90	(0.38)	—	—	(0.38)
Year Ended September 30, 2008	$9.94	0.44	[a]	0.12	0.56	(0.45)	—	—	(0.45)
Year Ended September 30, 2007	$9.90	0.45	[a]	0.04	0.49	(0.45)	—	—	(0.45)
Year Ended September 30, 2006	$10.03	0.44	[a]	(0.13)	0.31	(0.44)	—	—	(0.44)
Year Ended September 30, 2005	$10.25	0.37	[a]	(0.13)	0.24	(0.41)	(0.05)	—	(0.46)
Total Return Bond Fund
Year Ended September 30, 2009	$9.89	0.47	[a]	0.89	1.36	(0.47)	—	—	(0.47)
Year Ended September 30, 2008	$10.13	0.46	[a]	(0.22)	0.24	(0.48)	—	—	(0.48)
Year Ended September 30, 2007	$10.13	0.47	[a]	—	0.47	(0.47)	—	—	(0.47)
Year Ended September 30, 2006	$10.32	0.45	[a]	(0.13)	0.32	(0.46)	(0.05)	—	(0.51)
Year Ended September 30, 2005	$10.59	0.39	[a]	(0.16)	0.23	(0.47)	(0.03)	—	(0.50)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

[c]	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

[d]	Not annualized.

[e]	Annualized.

[f]	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would not significantly differ.

[g]	Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return would have been lower if the Adviser did not waive a portion of its fee. The performance information for the Shares prior to December 18, 2006 is based on the performances of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisor’s Inner Circle Fund which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.

Institutional Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset		Net Assets,	Ratio of Net	Net Investment	Ratio of
Value,		End of	Expenses to	Income (Loss) to	Expenses to
End of	Total	Period	Average Net	Average Net	Average Net	Portfolio
Period	Return	(000)	Assets	Assets	Assets*	Turnover Rate**

$10.13	(9.40)%	$177,725	0.81%	1.51%	0.95%	92.97%
$11.36	(29.32)%	$257,036	0.89%	1.28%	0.94%	38.43%
$19.20	12.89%	$602,101	0.91%	1.50%	0.96%	68.60%
$20.38	14.59%	$660,667	0.89%	1.80%	0.93%	34.83%
$19.51	14.92%	$605,493	0.89%	1.82%	0.99%	19.50%

$10.86	3.21%	$200,331	0.96%	0.44%	1.02%	46.83%
$10.56	(21.87)%	$163,840	0.89%	0.43%	0.93%	65.74%
$15.00	16.75%	$243,437	0.91%	0.53%	0.95%	58.59%
$13.54	13.52%	$209,685	0.89%	0.48%	0.93%	53.92%
$13.38	21.14%	$172,295	0.89%	1.02%	0.99%	126.99%

$10.27	8.68%[g]	$25,790	1.42%	0.23%	1.79%	89%
$9.89	(17.16)%[g]	$22,635	1.26%	0.01%	1.40%	64%
$14.68	3.67%[g]	$45,453	1.18%[e]	(0.07)%[e]	1.41%[e]	82%[d]
$18.36	19.31%[g]	$60,737	1.25%[f]	(0.26)%	1.63%	56%
$18.22	9.24%[g]	$99,201	1.25%[f]	0.06%	1.47%	45%
$18.33	17.03%[g]	$247,954	1.25%	0.33%	1.36%	41%

$5.14	(3.42)%	$81,575	1.49%	1.58%	1.64%	223.19%
$5.47	(30.65)%	$109,438	1.31%	1.36%	1.49%	112.65%
$8.64	20.39%	$164,147	1.13%	1.13%	1.26%	129.80%
$11.23	17.38%	$253,690	1.15%	1.68%	1.25%	36.22%
$9.72	19.61%	$229,406	1.20%	1.34%	1.33%	44.96%

$14.92	1.91%	$228,421	1.03%	0.30%	1.04%	45.22%
$15.58	(12.35)%	$167,544	0.99%	(0.24)%	0.99%	25.80%
$18.51	22.55%	$127,210	1.03%	0.18%	1.03%	49.43%
$16.57	11.50%	$67,232	1.03%	(0.02)%	1.03%	58.01%
$15.65	20.29%	$60,823	1.06%	(0.18)%	1.08%	30.38%

$11.44	(5.18)%	$177,281	0.93%	3.19%	0.95%	37.13%
$12.37	(12.24)%	$140,256	0.89%	3.72%	0.89%	30.01%
$15.05	21.16%	$46,053	0.94%	2.81%	0.94%	37.85%
$13.37	16.04%	$35,205	0.95%	2.55%	0.95%	45.38%
$12.10	19.88%	$30,588	0.90%	2.62%	1.12%	39.65%

$9.67	4.94%	$59,123	0.70%	2.58%	0.85%	89.57%
$9.54	4.38%	$44,912	0.65%	3.68%	0.80%	48.20%
$9.53	4.93%	$40,756	0.66%	4.01%	0.81%	44.10%
$9.49	3.37%	$66,371	0.64%	3.21%	0.79%	98.08%
$9.51	1.21%	$155,786	0.66%	2.64%	0.84%	33.67%

$10.57	9.06%	$177,141	0.70%	3.35%	0.82%	47.13%
$10.05	5.67%	$110,289	0.67%	4.33%	0.79%	116.07%
$9.94	5.04%	$132,403	0.68%	4.49%	0.80%	85.83%
$9.90	3.23%	$252,402	0.67%	4.45%	0.79%	127.13%
$10.03	2.34%	$539,038	0.70%	3.67%	0.83%	107.04%

$10.78	14.16%	$339,730	0.71%	4.61%	0.83%	122.26%
$9.89	2.32%	$430,079	0.66%	4.48%	0.78%	190.15%
$10.13	4.77%	$433,382	0.68%	4.62%	0.80%	222.24%
$10.13	3.30%	$367,353	0.67%	4.42%	0.79%	226.36%
$10.32	2.23%	$461,749	0.71%	3.87%	0.83%	173.74%

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset	Net		Net Realized/			Net
	Value,	Investment		Unrealized	Total from	Net	Realized
	Beginning	Income		Gain (Losses)	Investment	Investment	Gains on	Total
	of Period	(Loss)		on Investments	Activities	Income	Investments	Distributions
Kentucky Intermediate Tax-Free Fund
Year Ended September 30, 2009	$9.87	0.35	[b]	0.90	1.25	(0.35)	(0.10)	(0.45)
Year Ended September 30, 2008	$10.05	0.34	[b]	(0.18)	0.16	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.11	0.35	[b]	(0.06)	0.29	(0.35)	—	(0.35)
Year Ended September 30, 2006	$10.04	0.33		0.07	0.40	(0.33)	—	(0.33)
Year Ended September 30, 2005	$10.20	0.29	[b]	(0.16)	0.13	(0.29)	—	(0.29)
Maryland Intermediate Tax-Free Fund
Year Ended September 30, 2009	$10.06	0.33	[b]	1.01	1.34	(0.33)	(0.08)	(0.41)
Year Ended September 30, 2008	$10.17	0.34	[b]	(0.11)	0.23	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.13	0.33	[b]	0.04	0.37	(0.33)	—	(0.33)
Year Ended September 30, 2006	$10.04	0.31		0.09	0.40	(0.31)	—	(0.31)
Year Ended September 30, 2005	$10.16	0.28	[b]	(0.12)	0.16	(0.28)	—	(0.28)
North Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2009	$10.09	0.36	[b]	0.88	1.24	(0.36)	(0.10)	(0.46)
Year Ended September 30, 2008	$10.33	0.37	[b]	(0.20)	0.17	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2007	$10.38	0.38	[b]	(0.04)	0.34	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.46	0.39		— [c]	0.39	(0.38)	(0.09)	(0.47)
Year Ended September 30, 2005	$10.66	0.38		(0.19)	0.19	(0.37)	(0.02)	(0.39)
South Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2009	$9.89	0.35	[b]	0.89	1.24	(0.35)	(0.17)	(0.52)
Year Ended September 30, 2008	$10.21	0.36	[b]	(0.23)	0.13	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2007	$10.29	0.37	[b]	(0.06)	0.31	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.47	0.37		— [c]	0.37	(0.37)	(0.18)	(0.55)
Year Ended September 30, 2005	$10.74	0.36		(0.19)	0.17	(0.36)	(0.08)	(0.44)
Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2009	$11.10	0.39	[b]	1.06	1.45	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2008	$11.31	0.40	[b]	(0.16)	0.24	(0.40)	(0.05)	(0.45)
Year Ended September 30, 2007	$11.39	0.41	[b]	(0.05)	0.36	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2006	$11.49	0.42		(0.04)	0.38	(0.42)	(0.06)	(0.48)
Year Ended September 30, 2005	$11.74	0.42		(0.23)	0.19	(0.42)	(0.02)	(0.44)
West Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2009	$9.37	0.36	[b]	0.68	1.04	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2008	$9.72	0.36	[b]	(0.34)	0.02	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2007	$9.80	0.37	[b]	(0.05)	0.32	(0.37)	(0.03)	(0.40)
Year Ended September 30, 2006	$9.86	0.40		(0.01)	0.39	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$10.09	0.37	[b]	(0.15)	0.22	(0.37)	(0.08)	(0.45)
National Tax-Free Money-Market Fund
Year Ended September 30, 2009	$1.00	0.01	[b]	— [c]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.02	[b]	— [c]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.03	[b]	—	0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006[a]	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Prime Money Market Fund
Year Ended September 30, 2009	$1.00	0.01	[b]	— [c]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.03	[b]	— [c]	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$1.00	0.05	[b]	—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		— [c]	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		— [c]	0.02	(0.02)	—	(0.02)
U.S. Treasury Money Market Fund
Year Ended September 30, 2009	$1.00	—	b c	—	— [c]	— [c]	—	— [c]
Year Ended September 30, 2008	$1.00	0.02	[b]	— [c]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.05	[b]	—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Capital Manager Conservative Growth Fund***
Year Ended September 30, 2009	$8.50	0.30	[b]	0.17	0.47	(0.25)	(0.14)	(0.39)
Year Ended September 30, 2008	$10.62	0.28	[b]	(1.26)	(0.98)	(0.41)	(0.73)	(1.14)
Year Ended September 30, 2007	$10.04	0.38	[b]	0.53	0.91	(0.33)	—	(0.33)
Year Ended September 30, 2006	$9.83	0.33	[b]	0.24	0.57	(0.36)	—	(0.36)
Year Ended September 30, 2005	$9.36	0.26		0.46	0.72	(0.25)	—	(0.25)
Capital Manager Moderate Growth Fund***
Year Ended September 30, 2009	$7.81	0.24	[b]	(0.04)	0.20	(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.99	0.19	[b]	(1.86)	(1.67)	(0.38)	(1.13)	(1.51)
Year Ended September 30, 2007	$10.25	0.32	[b]	0.88	1.20	(0.24)	(0.22)	(0.46)
Year Ended September 30, 2006	$9.83	0.27	[b]	0.43	0.70	(0.28)	—	(0.28)
Year Ended September 30, 2005	$9.04	0.19	[b]	0.77	0.96	(0.17)	—	(0.17)
Capital Manager Growth Fund***
Year Ended September 30, 2009	$7.34	0.22	[b]	(0.31)	(0.09)	(0.13)	—	(0.13)
Year Ended September 30, 2008	$11.14	0.13	[b]	(2.20)	(2.07)	(0.36)	(1.37)	(1.73)
Year Ended September 30, 2007	$10.24	0.27	[b]	1.08	1.35	(0.18)	(0.27)	(0.45)
Year Ended September 30, 2006	$9.69	0.22	[b]	0.57	0.79	(0.24)	—	(0.24)
Year Ended September 30, 2005	$8.70	0.15	[b]	0.97	1.12	(0.13)	—	(0.13)
Capital Manager Equity Fund***
Year Ended September 30, 2009	$7.48	0.20	[b]	(0.77)	(0.57)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.35	0.07	[b]	(2.78)	(2.71)	(0.35)	(1.81)	(2.16)
Year Ended September 30, 2007	$11.65	0.25	[b]	1.42	1.67	(0.12)	(0.85)	(0.97)
Year Ended September 30, 2006	$11.02	0.20	[b]	0.84	1.04	(0.22)	(0.19)	(0.41)
Year Ended September 30, 2005	$9.64	0.12	[b]	1.34	1.46	(0.08)	—	(0.08)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

[a]	Period from commencement of operations.

[b]	Per share net investment income (loss) has been calculated using the average daily shares method.

[c]	Amount is less than $0.005.

[d]	Not Annualized for periods less than one year.

[e]	Annualized for periods less than one year.

Institutional Shares

		Ratios/Supplementary Data
				Ratio of Net
Net Asset		Net Assets,	Ratio of Net	Investment	Ratio of
Value,		End of	Expenses to	Income (Loss) to	Expenses to	Portfolio
End of	Total	Period	Average Net	Average	Average Net	Turnover
Period	Return[d]	(000)	Assets[e]	Net Assets[e]	Assets*[e]	Rate**

$10.67	13.00%	$12,814	0.67%	3.44%	0.87%	33.56%
$9.87	1.59%	$10,924	0.64%	3.38%	0.84%	54.22%
$10.05	2.92%	$10,625	0.65%	3.45%	0.85%	69.73%
$10.11	4.04%	$11,175	0.66%	3.26%	0.87%	64.55%
$10.04	1.28%	$15,569	0.68%	2.87%	0.97%	37.50%

$10.99	13.70%	$20,704	0.65%	3.10%	0.87%	37.11%
$10.06	2.10%	$11,527	0.54%	3.26%	0.84%	108.13%
$10.17	3.74%	$8,374	0.59%	3.29%	0.89%	136.09%
$10.13	4.10%	$8,003	0.60%	3.13%	0.90%	219.80%
$10.04	1.60%	$10,084	0.58%	2.78%	1.03%	44.67%

$10.87	12.63%	$130,113	0.67%	3.42%	0.82%	38.42%
$10.09	1.67%	$103,560	0.64%	3.59%	0.79%	82.02%
$10.33	3.33%	$96,282	0.66%	3.65%	0.81%	106.16%
$10.38	3.84%	$87,854	0.65%	3.70%	0.80%	94.95%
$10.46	1.80%	$93,418	0.68%	3.51%	0.86%	60.84%

$10.61	13.01%	$17,274	0.73%	3.45%	0.88%	42.06%
$9.89	1.27%	$13,298	0.71%	3.52%	0.86%	127.76%
$10.21	3.08%	$12,789	0.68%	3.60%	0.85%	68.69%
$10.29	3.66%	$15,426	0.69%	3.58%	0.86%	80.24%
$10.47	1.62%	$16,468	0.71%	3.44%	0.93%	56.03%

$12.07	13.39%	$71,599	0.67%	3.36%	0.82%	35.90%
$11.10	2.13%	$71,631	0.64%	3.50%	0.79%	53.28%
$11.31	3.21%	$68,911	0.66%	3.64%	0.81%	85.36%
$11.39	3.49%	$65,652	0.65%	3.80%	0.80%	76.53%
$11.49	1.66%	$67,579	0.68%	3.60%	0.86%	48.04%

$10.05	11.41%	$63,599	0.68%	3.71%	0.68%	24.19%
$9.37	0.18%	$56,829	0.66%	3.66%	0.66%	39.13%
$9.72	3.37%	$52,518	0.66%	3.85%	0.66%	49.60%
$9.80	4.10%	$50,916	0.65%	4.03%	0.65%	50.14%
$9.86	2.22%	$55,662	0.68%	3.74%	0.72%	32.10%

$1.00	1.05%	$260,889	0.44%	0.97%	0.49%	—
$1.00	2.37%	$151,438	0.40%	2.34%	0.45%	—
$1.00	3.33%	$109,590	0.41%	3.28%	0.46%	—
$1.00	0.53%	$95,757	0.40%	3.14%	0.79%	—

$1.00	0.92%	$879,738	0.54%	0.87%	0.66%	—
$1.00	3.38%	$975,033	0.46%	3.28%	0.58%	—
$1.00	5.03%	$788,160	0.48%	4.92%	0.60%	—
$1.00	4.38%	$731,616	0.48%	4.34%	0.59%	—
$1.00	2.34%	$510,941	0.49%	2.31%	0.63%	—

$1.00	0.04%	$432,753	0.29%	0.04%	0.64%	—
$1.00	2.24%	$712,696	0.44%	2.18%	0.58%	—
$1.00	4.72%	$557,282	0.46%	4.62%	0.60%	—
$1.00	4.15%	$481,484	0.46%	4.04%	0.59%	—
$1.00	2.11%	$592,736	0.48%	2.02%	0.64%	—

$8.58	6.28%	$5,316	0.14%	3.84%	0.39%	21.56%
$8.50	(10.21)%	$39,937	0.10%	2.97%	0.35%	39.99%
$10.62	9.16%	$47,520	0.10%	3.62%	0.41%	29.58%
$10.04	5.87%	$47,046	0.08%	3.35%	0.45%	5.69%
$9.83	7.70%	$71,796	0.20%	2.64%	0.51%	52.50%

$7.83	2.91%	$1,322	0.13%	3.61%	0.38%	22.46%
$7.81	(17.23)%	$21,298	0.10%	2.07%	0.35%	63.63%
$10.99	11.80%	$28,961	0.11%	3.02%	0.42%	40.05%
$10.25	7.33%	$25,699	0.10%	2.65%	0.47%	7.33%
$9.83	10.69%	$43,353	0.23%	2.01%	0.56%	37.83%

$7.12	(0.87)%	$1,650	0.14%	3.54%	0.38%	24.08%
$7.34	(21.54)%	$17,836	0.10%	1.48%	0.35%	77.54%
$11.14	13.45%	$24,259	0.11%	2.50%	0.43%	44.48%
$10.24	8.22%	$20,243	0.11%	2.24%	0.48%	6.26%
$9.69	12.89%	$37,546	0.23%	1.60%	0.57%	26.22%

$6.85	(7.33)%	$693	0.17%	3.41%	0.42%	20.24%
$7.48	(26.02)%	$14,000	0.13%	0.70%	0.38%	67.40%
$12.35	14.98%	$20,832	0.12%	2.12%	0.43%	48.80%
$11.65	9.66%	$14,837	0.11%	1.75%	0.47%	1.48%
$11.02	15.23%	$25,802	0.22%	1.10%	0.58%	2.14%

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

BB&T Funds
P.O. Box 9762
Providence, RI 02940-9762
Telephone: 1-800-228-1872
Internet: http://www.bbtfunds.com*

* The Funds’ Web site is not a part of this Prospectus.

You can review the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at http://www.sec.gov.

Investment Company Act file no. 811-06719.

PRO-INST-0210

BB&T FUNDS
STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 2010
This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with: the Class A, Class B, and Class C Shares Prospectus, and the Institutional and Class R Shares Prospectus of the BB&T Select Equity Fund (formerly, BB&T Large Cap Fund until February 1, 2010), the BB&T Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund and the BB&T Equity Income Fund (collectively, the “Stock Funds”), the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Total Return Bond Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund (collectively, the “Bond Funds”), the BB&T National Tax-Free Money Market Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund (collectively, the “Money Market Funds”), and the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Equity Fund (collectively, the “Funds of Funds”) which are dated February 1, 2010. This SAI is incorporated by reference in its entirety into the Prospectuses. The audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2009 are incorporated by reference into this SAI. Copies of this SAI, the Prospectuses and the Annual Report may be obtained by writing BB&T Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

STOCK FUNDS	SHARE CLASS/TICKER
(B Shares not
for Sale)
SELECT EQUITY FUND (FORMERLY, LARGE CAP FUND)	A SHARES: BBTGX	B SHARES: BGISX	C SHARES: BCVCX	INSTITUTIONAL SHARES: BBISX
MID CAP VALUE FUND	A SHARES: OVEAX	B SHARES: OVEBX	C SHARES: OVECX	INSTITUTIONAL SHARES: OVEIX	R SHARES: OVERX
STERLING CAPITAL SMALL CAP VALUE FUND	A SHARES: SPSAX	B SHARES: SPSBX	C SHARES: SPSDX	INSTITUTIONAL SHARES: SPSCX	R SHARES: SPSRX
INTERNATIONAL EQUITY FUND	A SHARES: BIQAX	B SHARES: BIQBX	C SHARES: BIQCX	INSTITUTIONAL SHARES: BBTIX
SPECIAL OPPORTUNITIES EQUITY FUND	A SHARES: BOPAX	B SHARES: BOPBX	C SHARES: BOPCX	INSTITUTIONAL SHARES: BOPIX	R SHARES: BOPRX
EQUITY INCOME FUND	A SHARES: BAEIX	B SHARES: BEIBX	C SHARES: BCEGX	INSTITUTIONAL SHARES: BEGIX	R SHARES: BAERX

BOND FUNDS
TAXABLE BOND FUNDS
SHORT U.S. GOVERNMENT FUND	A SHARES: BSGAX			INSTITUTIONAL SHARES: BBSGX
INTERMEDIATE U.S. GOVERNMENT FUND	A SHARES: BGVAX	B SHARES: BUSGX	C SHARES: BIUCX	INSTITUTIONAL SHARES: BBGVX
TOTAL RETURN BOND FUND	A SHARES: BICAX	B SHARES: BICBX	C SHARES: BICCX	INSTITUTIONAL SHARES: BIBTX	R SHARES: BICRX
TAX-FREE BOND FUNDS
KENTUCKY INTERMEDIATE TAX-FREE FUND	A SHARES: BKTAX			INSTITUTIONAL SHARES: BKITX
MARYLAND INTERMEDIATE TAX-FREE FUND	A SHARES: BMAAX			INSTITUTIONAL SHARES: BMAIX
NORTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BNCAX			INSTITUTIONAL SHARES: BBNTX
SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BASCX			INSTITUTIONAL SHARES: BSCIX
VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BVAAX			INSTITUTIONAL SHARES: BVATX
WEST VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BWVAX			INSTITUTIONAL SHARES: OWVAX

MONEY MARKET FUNDS
NATIONAL TAX-FREE MONEY MARKET FUND	A SHARES: BNAXX			INSTITUTIONAL SHARES: BNIXX
PRIME MONEY MARKET FUND	A SHARES: BBAXX	B SHARES: BPBXX	C SHARES: BBCXX	INSTITUTIONAL SHARES: BBPXX
U.S. TREASURY MONEY MARKET FUND	A SHARES: BBUXX	B SHARES: BUSXX	C SHARES: BUCXX	INSTITUTIONAL SHARES: BTUXX

FUNDS OF FUNDS
CAPITAL MANAGER CONSERVATIVE GROWTH FUND	A SHARES: BCGAX	B SHARES: BCGBX	C SHARES: BCCCX	INSTITUTIONAL SHARES: BMGTX
CAPITAL MANAGER MODERATE GROWTH FUND	A SHARES: BAMGX	B SHARES: BBMGX	C SHARES: BCMCX	INSTITUTIONAL SHARES: BCGTX
CAPITAL MANAGER GROWTH FUND	A SHARES: BCMAX	B SHARES: BCMBX	C SHARES: BCGCX	INSTITUTIONAL SHARES: BCMTX
CAPITAL MANAGER EQUITY FUND	A SHARES: BCAAX	B SHARES: BCABX	C SHARES: BCACX	INSTITUTIONAL SHARES: BCATX

1

TABLE OF CONTENTS

BB&T FUNDS	3
INVESTMENT OBJECTIVES AND POLICIES	4
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS	4
INVESTMENT RESTRICTIONS	25
PORTFOLIO TURNOVER	31
VALUATION	32
VALUATION OF THE MONEY MARKET FUNDS	32
VALUATION OF THE BOND FUNDS, THE STOCK FUNDS AND THE FUNDS OF FUNDS	32
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	33
PURCHASE OF CLASS A AND CLASS C SHARES	33
SALES CHARGES	35
EXCHANGE PRIVILEGE	38
MATTERS AFFECTING REDEMPTION	39
ADDITIONAL TAX INFORMATION	40
MANAGEMENT OF BB&T FUNDS	80
TRUSTEES AND OFFICERS	80
CODE OF ETHICS	84
INVESTMENT ADVISER	84
SUB-ADVISERS	86
PROXY VOTING POLICIES AND PROCEDURES	94
PORTFOLIO TRANSACTIONS	94
GLASS-STEAGALL ACT	97
ADMINISTRATOR	98
SUB-ADMINISTRATOR	99
DISTRIBUTOR	100
EXPENSES	104
SECURITIES LENDING AGENT	104
CUSTODIAN	104
TRANSFER AGENT AND FUND ACCOUNTING SERVICES	104
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	104
LEGAL COUNSEL	104
ADDITIONAL INFORMATION	104
ORGANIZATION AND DESCRIPTION OF SHARES	104
SHAREHOLDER AND TRUSTEE LIABILITY	105
DISCLOSURE OF PORTFOLIO HOLDINGS	105
MISCELLANEOUS	106
FINANCIAL STATEMENTS	122
APPENDIX A	122
APPENDIX B	128
          The Prospectuses of the Funds and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this SAI.

2

STATEMENT OF ADDITIONAL INFORMATION
BB&T FUNDS
     BB&T Funds is an open-end management investment company. Each series of BB&T Funds (except the Tax-Free Bond Funds) is “diversified”, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.
     BB&T Funds consists of twenty-three series of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-three separate investment portfolios (“Funds”). Twenty-two of those series are described in this SAI:
STOCK FUNDS
BB&T Select Equity Fund (formerly, BB&T Large Cap Fund) (the “Select Equity Fund”)
BB&T Mid Cap Value Fund (the “Mid Cap Value Fund”)
Sterling Capital Small Cap Value Fund (the “Sterling Small Cap Value Fund”)
BB&T International Equity Fund (the “International Equity Fund”)
BB&T Special Opportunities Equity Fund (the “Special Opportunities Fund”)
BB&T Equity Income Fund (the “Equity Income Fund”)
BOND FUNDS
TAXABLE BOND FUNDS
BB&T Short U.S. Government Fund (the “Short Fund”)
BB&T Intermediate U.S. Government Fund (the “Intermediate U.S. Government Fund”)
BB&T Total Return Bond Fund (the “Total Return Bond Fund”)
TAX-FREE BOND FUNDS
BB&T Kentucky Intermediate Tax-Free Fund (the “Kentucky Fund”)
BB&T Maryland Intermediate Tax-Free Fund (the “Maryland Fund”)
BB&T North Carolina Intermediate Tax-Free Fund (the “North Carolina Fund”)
BB&T South Carolina Intermediate Tax-Free Fund (the “South Carolina Fund”)
BB&T Virginia Intermediate Tax-Free Fund (the “Virginia Fund”)
BB&T West Virginia Intermediate Tax-Free Fund (the “West Virginia Fund”)
MONEY MARKET FUNDS
BB&T National Tax-Free Money Market Fund (the “National Tax-Free Money Market Fund”)
BB&T Prime Money Market Fund (the “Prime Money Market Fund”)
BB&T U.S. Treasury Money Market Fund (the “U.S. Treasury Fund”)

3

FUNDS OF FUNDS
BB&T Capital Manager Conservative Growth Fund (the “Conservative Growth Fund”)
BB&T Capital Manager Moderate Growth Fund (the “Moderate Growth Fund”)
BB&T Capital Manager Growth Fund (the “Growth Fund”)
BB&T Capital Manager Equity Fund (the “Capital Manager Equity Fund”)
The Funds of Funds offer shareholders a professionally-managed investment program by purchasing Shares of existing Funds of BB&T Funds and other open-end and closed-end investment companies (including exchange-traded funds) that are not part of the BB&T Funds group (the “Underlying Funds”). Each Fund may offer to the public four classes of Shares: Class A, Class C, and Institutional Shares. Only the Sterling Small Cap Value Fund, Mid Cap Value Fund, Special Opportunities Equity Fund, Equity Income Fund and Total Return Bond Fund are currently offering Class R Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Also, Class C Shares of the Short Fund, Tax-Free Bond Funds, and National Tax-Free Money Market Fund are not being offered. Shares of the BB&T Equity Index Fund are currently being offered in a separate prospectus and SAI. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.
On February 1, 2010, BB&T Small Cap Fund merged with and into the Sterling Small Cap Value Fund. Also on February 1, 2010, BB&T Mid Cap Growth Fund merged with and into the Mid Cap Value Fund.
On December 18, 2006, the Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), merged with and into the Sterling Small Cap Value Fund pursuant to an Agreement and Plan of Reorganization.
INVESTMENT OBJECTIVES AND POLICIES
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
     The Funds’ Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest (to the extent not inconsistent with a Fund’s investment objective and strategy and the 1940 Act), the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.
     The Appendix to this SAI identifies nationally recognized statistical ratings organizations (“NRSROs”) that may be used by BB&T Asset Management, Inc. (“BB&T Asset Management”) Sterling Capital Management, Inc. (“Sterling Capital,” together with BB&T Asset Management, the “Advisers, and each, an “Adviser” to its respective Fund(s)), Scott & Stringfellow LLC (“Scott & Stringfellow”), Artio Global Management LLC (“Artio Global”), Federated Investment Management Company (“FIMC,” together with Scott & Stringfellow, Artio Global and Sterling Capital, the “Sub-Advisers,” and each, a “Sub-Adviser”) with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.
     AUCTION RATE SECURITIES. The Funds (except the Money Market Funds, the Sterling Small Cap Value Fund, and the Funds of Funds) may invest in securities issued by municipalities and governmental agencies and sold through an auction process.
     Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.
     While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail

4

due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
     An issuer’s obligations under its auction rate municipal securities are subject to provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its auction rate municipal securities may be materially, adversely affected by litigation or other conditions.
     EQUITY SECURITIES. Each of the Stock Funds and, to the extent consistent with its investment objective and policies, the Total Return Bond Fund may invest in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions and political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.
     The Stock Funds may also invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund’s Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.
     CREDIT ENHANCEMENT. The National Tax-Free Money Market Fund, the Prime Money Market Fund, the Tax-Free Bond Funds and the Total Return Bond Fund may purchase securities subject to credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. The credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements.
     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holder. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.
     ZERO COUPON SECURITIES. The Funds (except the Funds of Funds) may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. There are many forms of zero coupon securities. Some are issued as a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. The Taxable Bond Funds, the Stock Funds and the Money Market Funds may invest in zero coupon U.S. Government Securities.
     INSURANCE CONTRACTS. The Stock Funds (except the Sterling Small Cap Value Fund) and the Taxable Bond Funds may

5

purchase insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed-income securities.
     The Prime Money Market Fund, the National Tax-Free Money Market Fund, the Stock Funds and the Taxable Bond Funds may make limited investments in funding agreements issued by highly rated U.S. insurance companies. Under these agreements, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits interest to the Fund on a monthly or quarterly basis, which is based on an index (such as LIBOR).
     BANKERS’ ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds (except the U.S. Treasury Fund and the Funds of Funds), may invest in bankers’ acceptances, certificates of deposit, and demand and time deposits. The Funds, except the U.S. Treasury Fund, may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.
     Bankers’ acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).
     COMMERCIAL PAPER. Each Fund (except the U.S. Treasury Fund), may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Tax-exempt commercial paper is commercial paper of a tax-exempt issuer with a maturity of less than nine months.
     Commercial paper purchasable by each Fund, except for the U.S. Treasury Fund, includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.
     VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which each Fund (except for the National Tax-Free Money Market Fund, the U.S. Treasury Fund, and the Funds of Funds) may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the credit criteria used by a Fund’s Adviser or the Sub-Adviser for commercial paper. A Fund’s Adviser or the Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of “high quality,” a Fund will require that the issuer’s obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.
     FOREIGN INVESTMENT. The Prime Money Market Fund, the Total Return Bond Fund, the Stock Funds and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside

6

the United States, Yankee Certificates of Deposit (“Yankee CDs”) which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”) which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”) which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. The Funds may invest in foreign commercial paper, including Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Total Return Bond Fund, the International Equity Fund and the Equity Income Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies.
     The Total Return Bond Fund, the Stock Funds, and the Funds of Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and securities purchased on foreign securities exchanges.
     ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, available information concerning the issuers may not be as current for-unsponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.
     Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates. A Fund’s investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations and the adoption of other foreign governmental restrictions. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations. Special tax considerations apply to foreign securities.
     Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, the risk that custodian and brokerage costs may be higher, the risk of future adverse political and economic developments, possible seizure, currency blockage, nationalization of foreign investments and the risk of less stringent disclosure standards. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Total Return Bond Fund, the Stock Funds, and the Funds of Funds will acquire such securities only when a Fund’s Adviser or the Sub-Adviser believes the benefits associated with such investments outweigh the risks. The Prime Money Market Fund will acquire such securities only when BB&T Asset Management or the Sub-Adviser believes that the risks associated with such investments are minimal.
     Each of the International Equity Fund and the Total Return Bond Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, China, Croatia, Cyprus, The Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Morocco, The Philippines, Poland, Romania, Russia, Serbia, Slovenia, Slovakia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, and Zambia. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities

7

markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries less liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and, as a result, it may be difficult to access the value or prospects of an investment in such issuers.
     The expense ratio of the International Equity Fund is expected to be higher than that of other Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source and additional costs arising from delays in settlements of transactions involving foreign securities.
     FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may use forward currency exchange contracts. Forward currency exchange contracts involve an obligation to exchange a specified currency for another at a future date at a rate set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.
     Currency exposure is managed actively and separately from the underlying assets in the Fund based upon the Sub-Adviser’s overall market and currency management strategy. The Sub-Adviser may alter the Fund’s currency exposure whenever the Sub-Adviser perceives opportunities to enhance the return or reduce the risk of the Fund. The Sub-Adviser is permitted to shift the currency exposure resulting from the underlying assets from the original currency to another currency within the Fund’s benchmark, the Morgan Stanley International EAFE Index (or to the U.S. dollar) and may enter into a net long position with respect to any currency within the benchmark (or to the U.S. dollar), provided that the aggregate currency positions created by forward currency exchange contracts do not exceed 100% of the Fund’s total net assets. Net short positions are not permitted.
     To the extent a Fund invests in an emerging market, the resulting emerging market currency exposure will generally be maintained. With respect to any forward currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward currency exchange contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also may result in losses and moreover will limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.
     In connection with entering into a forward currency exchange contract, liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward currency exchange contracts will be earmarked and reserved on the custodian’s or the Fund’s records, in accordance with procedures adopted by the Board of Trustees. For the purpose of determining the adequacy of the securities that have been earmarked and reserved, such securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid assets will be earmarked and reserved such that the value such assets will equal the amount of the Fund’s commitment.
     REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which BB&T Asset Management or the Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser or the Sub-Adviser will monitor the collateral’s value to ensure that it equals or exceeds the repurchase price (including accrued interest).
     If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate. Securities subject to repurchase agreements will be held in a segregated account by the Funds’ custodian or

8

another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.
     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. In connection with entering into a reverse repurchase agreement or dollar roll agreement, a Fund will earmark and reserve on the custodian’s or the Fund’s records liquid assets in an amount sufficient to cover the Fund’s obligations under the agreement, in accordance with procedures adopted by the Board of Trustees.
     Reverse repurchase agreements and dollar roll agreements involve risks, such that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.
     U.S. GOVERNMENT SECURITIES. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such securities and in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. These securities will constitute the primary investment of the Short Fund and the Intermediate U.S. Government Fund. Such securities may include those which are supported by the full faith and credit of the U.S. government, such as obligations of the Government National Mortgage Association and the Export-Import Bank of the United States; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency’s securities; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser or the Sub-Adviser believes that the credit risk with respect thereto is minimal.
     U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.
     The Taxable Bond Funds, the Stock Funds and the Money Market Funds may also invest in zero coupon U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. For a discussion of zero coupon securities, please see “ZERO COUPON SECURITIES” above.
     The Tax-Free Bond Funds may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).
     SWAPS. The International Equity Fund, the Total Return Bond Fund, and the Tax-Free Bond Funds may enter into swap transactions. Swap transactions may include, but are not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”). The International Equity Fund, the Total Return Bond Fund, and the Tax-Free Bond Funds may enter into swap

9

transactions for any legal purpose consistent with the respective Fund’s investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Tax-Free Bond Funds will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.
     Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.
     The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.
     The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.
     The use of swap transactions involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser or Sub-Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.
     The Adviser or Sub-Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.
     Each of the International Equity Fund, the Total Return Bond Fund, and the Tax-Free Bond Funds will earmark and reserve liquid assets in an amount sufficient to cover the Fund’s current obligations under its swap transactions in accordance with procedures adopted by the Fund’s Board of Trustees. The Total Return Bond Fund and the Tax-Free Bond Funds will not enter into any swap transaction unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser or Sub-Adviser. The International Equity Fund will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Fund’s Adviser or Sub-Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially

10

in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.
     The liquidity of swap transactions will be as set forth in guidelines established by the Adviser or Sub-Adviser and approved by the Board of Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.
     During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.
     The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which a Fund may engage in such transactions.
     CREDIT DEFAULT SWAPS (“CDSs”). The International Equity Fund and the Total Return Bond Fund may enter into CDSs. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of CDSs, the contract gives one party (the “buyer”) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer in return for a previously agreed upon payment from the other party (the “seller”), frequently, the par value of the debt security. CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The International Equity Fund and the Total Return Bond Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is the seller of a CDS, if the CDS is physically settled, the Fund will be required to earmark and reserve the full notional amount of the CDS. If the Fund is the seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the buyer in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligation. In return, the Fund would receive from the buyer a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.
     CDSs involve special risks in addition to those mentioned above under “Swaps”, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the reference issuer of the debt security (as opposed to a credit downgrade or other indication of financial difficulty).
     REAL ESTATE INVESTMENT TRUSTS (“REITs”). The Stock Funds and the Total Return Bond Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.
     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

11

     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
     Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:
•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.
     In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.
     TRUST PREFERRED SECURITIES. Each of the Stock Funds (except the Sterling Small Cap Value Fund) and the Total Return Bond Fund may purchase trust preferred securities. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) treats capital securities as debt.
     SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Funds (except the Sterling Small Cap Value Fund and the Funds of Funds) may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
     INVESTMENT GRADE DEBT OBLIGATIONS. The Total Return Bond Fund, the Tax-Free Bond Funds, and the Stock Funds (except the Sterling Small Cap Value Fund) may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO. The Short Fund and the Intermediate U.S. Government Fund may only invest in those investment grade securities rated in the three highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P), are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The Stock Funds may each invest up to 20% of their total net assets in such securities. An issuer undergoing reorganization or restructuring may issue to its security holders additional securities which may be different from the securities already held by the security holder. The Funds may hold such additional securities even if they do not generally invest in such securities. The Money Market Funds may invest in eligible investment grade securities rated in one of the two highest ratings categories of an NRSRO (Unrated Security that is of comparable quality, subject to certain conditions), to the extent permitted by Rule 2a-7 under the 1940 Act.
     NON-INVESTMENT GRADE DEBT SECURITIES. The Stock Funds (except the Sterling Small Cap Value Fund) and the Total Return Bond Fund may invest in debt securities rated below investment grade, also known as junk bonds. These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.
     The value of high yield securities may fluctuate more than the value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the Fund’s net asset value (“NAV”). Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A

12

projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Funds would experience a decline in the value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.
     The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds’ NAVs can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.
     Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. Each of the Stock Funds will limit its investments in non-investment grade securities to 20% of its total net assets. The Total Return Bond Fund may invest up to 25% of its total assets in such securities. Subject to U.S. Securities and Exchange Commission (“SEC”) restrictions, the Stock Funds and Total Return Bond Fund may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.
     CUSTODY RECEIPTS. The Taxable Bond Funds and the Stock Funds (except the Sterling Small Cap Value Fund) may invest in custody receipts that represent debt securities. Custody receipts are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.
     Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Stock Funds and Total Return Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.
     COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”). Each of the Bond Funds, the Stock Funds, the Prime Money Market Fund and the National Tax-Free Money Market Fund may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.
     CMOs may include stripped mortgage-backed securities (“SMBSs”). Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities’ yield to maturity. Generally, the value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.
     Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities are a fairly recent development. As a result, established trading markets may not have fully developed. SMBSs issued or guaranteed by the U.S. government and held by a Fund may be considered illiquid securities pursuant to guidelines established by the Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% (10% in the case of the Prime Money Market Fund and the National Tax-Free Money Market Fund) of the value of the

13

Fund’s net assets would be invested in such securities and other illiquid securities.
     Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.
     ASSET-BACKED SECURITIES. The Prime Money Market Fund, the Bond Funds and the Stock Funds (except the Sterling Small Cap Value Fund), may invest in asset-backed securities which are securities created by the grouping of certain private loans, receivables, and other lender assets, such as automobile receivables and credit-card receivables, into pools.
     Offerings of Certificates for Automobile Receivables (“CARs”) are structured either as flow-through grantor trusts or as pay-through notes. CARs structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARs structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARs may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARs are certain, while cash-flows on other types of CARs issues depend on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.
     Certificates for Amortizing Revolving Debt (“CARDs”) represent participation in a fixed pool of credit card accounts. CARDs pay “interest only” for a specified period. The CARDs principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer’s participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDs are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDs amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDs depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor’s participation is based on the ratio of the CARDs’ balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDs’ balance. This method results in especially fast amortization.
     Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by a Fund will be subject to the same quality requirements as other securities purchased by the Fund.
     For purposes of calculating Annual Fund Operating Expenses in the Prospectuses, structured products such as asset-backed securities are not included.
     FIXED-INCOME SECURITIES. The Funds may invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.
     A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issue may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
     Further descriptions of certain types of fixed-income securities are provided elsewhere in this SAI.
     MUNICIPAL OBLIGATIONS. The Stock Funds (except the Sterling Small Cap Value Fund), Bond Funds, the National Tax-Free Money Market Fund and the Prime Money Market Fund may invest in municipal obligations. Municipal securities generally are fixed-income securities, and include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities may be referred to, for example, as general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal mortgage-backed securities, municipal leases, municipal notes and variable rate demand instruments or notes. General obligation bonds generally are supported by the issuer’s power to exact property or other taxes in sufficient amounts to pay principal and interest on the bonds; however, the issuer’s authority to impose additional taxes may be limited by its charter or state law. Special revenue bonds are payable

14

solely from specific revenues received by the issuer, such as specific taxes, assessments, tolls, or fees, and bondholders may not collect from the municipality’s general taxes or revenues. These obligations are discussed further under “Tax-Exempt Obligations” below. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal obligations if the interest paid thereon is exempt from federal income tax. Tax-increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single-family homes or to finance multifamily housing, represent interests in pools of mortgages, which may have fixed or variable rates, and can have complicated financial structures. Municipal leases are leases entered into by municipalities for equipment or facilities, and, in order to comply with state public financing laws, are typically subject to annual appropriation, meaning that a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale. Securities may be supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation, but funds may also invest directly in individual leases. Lease obligations are discussed further under “Tax-Exempt Obligations” below. Municipal notes are short-term securities issued by municipalities to fund, for example, current operations and capital projects, and the issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds. Further descriptions of other types of tax-exempt securities are provided elsewhere in this SAI.
     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance.
     In some cases, municipal obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment.
     An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially, adversely affected by litigation or other conditions.
     TAXABLE OBLIGATIONS. The Funds (except the U.S. Treasury Fund, the Sterling Small Cap Value Fund, and the Funds of Funds) may invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption. These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government’s taxing power. Due to federal taxation, taxable municipal obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes.
     TAX-EXEMPT OBLIGATIONS. Under normal market conditions, the Kentucky Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Kentucky personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Kentucky Tax-Exempt Obligations”). Under normal market conditions, the Maryland Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Maryland personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Maryland Tax-Exempt Obligations”). Under normal market conditions, the North Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“North Carolina Tax-Exempt Obligations”). Under normal market conditions, the South Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal

15

income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“South Carolina Tax-Exempt Obligations”). Under normal market conditions, the Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Virginia Tax-Exempt Obligations”). Under normal market conditions, the West Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“West Virginia Tax-Exempt Obligations”). Under normal market conditions, the National Tax-Free Money Market Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from both federal regular income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“National Tax-Exempt Obligations”). In addition to Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may invest in tax-exempt obligations issued by or on behalf of states other than Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia, and territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer’s counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, West Virginia Tax-Exempt Obligations and National Tax-Exempt Obligations are hereinafter collectively referred to as “Tax-Exempt Obligations.” All Funds, except the U.S. Treasury Fund and the Sterling Small Cap Value Fund, may invest in Tax-Exempt Obligations.
     Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.
     Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
     The two principal classifications of Tax-Exempt Obligations consist of “general obligation” and “revenue” issues. General obligation bonds are typically backed by the full faith and credit of the issuer, whereas revenue bonds are payable from a specific project or other limited source of revenue. The Funds, except the U.S. Treasury Fund, may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. Currently, South Carolina issuers do not have authority to issue moral obligation securities. State units and local governments in Virginia, North Carolina, West Virginia, Maryland and Kentucky are permitted to issue moral obligation debt that is not a general obligation of those issuers.
     There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds.

16

Neither event would under all circumstances require the elimination of such an obligation from the Fund’s investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Fund’s portfolio manager to be in the best interests of the Fund.
     An issuer’s obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.
     Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called “lease obligations”) entered into by a state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not generally constitute general obligations of the issuer for which the lessee’s unlimited taxing power is pledged (in South Carolina, certain governmental lease obligations are included in calculation of the general obligation debt limit while in Virginia, such obligations are not included in the calculation of applicable debt limits, provided such obligations are properly structured), the lease obligation is frequently assignable and backed by the lessee’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.
     VARIABLE AND FLOATING RATE NOTES. The Tax-Free Bond Funds may acquire variable and floating rate tax-exempt notes, subject to each Fund’s investment objective, policies, and restrictions. The Taxable Bond Funds may do the same, without the tax-exempt restriction. The National Tax-Free Money Market Fund and the Prime Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 397 days but will, in any event, generally permit the Fund to demand payment of the principal of the instrument from the issuer or a third party, such as a dealer or bank (a “Demand Provider”) at least once every 397 days upon not more than 30 days’ notice. Some demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by BB&T Asset Management with respect to the Tax-Free Bond Funds, the Short U.S. Government Fund, and the Intermediate U.S. Government Fund, (or Sterling Capital with respect to the Total Return Bond Fund or FIMC with respect to the National Tax-Free Money Market Fund and the Prime Money Market Fund) under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. In making such determinations, BB&T Asset Management with respect to the Tax-Free Bond Funds, the Short U.S. Government Fund, and the Intermediate U.S. Government Fund (or Sterling Capital with respect to the Total Return Bond Fund or FIMC with respect to the National Tax-Free Money Market Fund and the Prime Money Market Fund) will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the National Tax-Free Money Market Fund, the Taxable Bond Funds, the Prime Money Market Fund or the Tax-Free Bond Funds, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of a Fund’s net assets (10% for the National Tax-Free Money

17

Market Fund or the Prime Money Market Fund) only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.
     Certain demand instruments that may be invested in by the National Tax-Free Money Market Fund, referred to as “synthetic” demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
     For purposes of the Tax-Free Bond Funds, the National Tax-Free Money Market Fund and the Prime Money Market Fund, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.
     WHEN-ISSUED SECURITIES. Each Fund (except the U.S. Treasury Fund) may purchase securities on a when-issued basis. In addition, the Stock Funds, the National Tax-Free Money Market Fund and the Prime Money Market Fund may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including “TBA” (to be announced) purchase commitments. A Fund will earmark and reserve liquid assets, in connection with its purchase of securities on a when-issued or forward commitment basis, in an amount sufficient to cover the Fund’s current obligations, in accordance with procedures adopted by the Board of Trustees.
     When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions.
     CALLS. The Stock Funds and the Funds of Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange (“Exchange”) and issued by the Options Clearing Corporation. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.
     Subject to its investment objective and policies, a Fund may write covered call options for hedging and risk management purposes and to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund’s Adviser or Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.
     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. A Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options or subject to put options exceeds 25% of the fair value of its net assets (50% for the Special Opportunities Equity Fund and Equity Income Fund).
     Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required

18

to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund’s custodian. A Fund does not consider a security covered by a call to be “pledged” as that term is used in its policy which limits the pledging or mortgaging of its assets.
     The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser or the Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund’s statement of assets and liabilities. This liability will be readjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of a Fund is computed (typically, the close of the New York Stock Exchange (“NYSE”)), or, in the absence of such sale, the latest asked price (or, with respect to the International Equity Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.
     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
     Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.
     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.
     The Stock Funds may purchase call options for the purpose of hedging.
     PUTS. The Tax-Free Bond Funds may acquire “puts” with respect to Tax-Exempt Obligations held in their portfolios, and the Funds of Funds may acquire puts with respect to the securities in their portfolios. The Stock Funds may buy put options for the purpose of hedging, or, with respect to the International Equity Fund, cross-hedging. The Sterling Small Cap Value Fund may buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The International Equity Fund may not write (sell) unsecured put options, except for transactions in options on securities, securities indices, futures contracts, and options on futures contracts. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.
     The amount payable to a Fund upon its exercise of a “put” is normally (i) the Fund’s acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.
     Puts may be acquired by the Tax-Free Bond Funds and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more

19

favorable than that of the underlying security.
     The Tax-Free Bond Funds and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).
     The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s or a Sub-Adviser’s opinion, present minimal credit risks.
     PUT AND CALL OPTIONS. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (50% for the Special Opportunities Equity Fund and Equity Income Fund) (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.
     STAND-BY COMMITMENTS. The Tax-Free Bond Funds may acquire “stand-by commitments” with respect to Tax-Exempt Obligations held in their portfolios, and the Stock Funds may acquire stand-by commitments with respect to the securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified securities at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as put options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying securities and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.
     The amount payable to a Fund upon its exercise of a stand-by commitment will normally be (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period.
     Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund’s total assets calculated immediately after each stand-by commitment is acquired.
     Each Fund intends to enter into stand-by commitments only with dealers, banks, and broker-dealers which, in the Adviser’s or Sub-Adviser’s opinion, present minimal credit risks. A Fund’s reliance upon the credit of these dealers, banks, and broker-dealers will be secured by the value of the underlying securities that are subject to the commitment. A Fund will earmark and reserve liquid assets, in connection with its purchase of a stand-by commitment, in an amount sufficient to cover the Fund’s current obligations under the stand-by commitment, in accordance with procedures adopted by the Board of Trustees.
     A Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities, which would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by a Fund would be valued at zero in determining NAV. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by that Fund.
     RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing

20

transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund’s Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.
     FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund (other than the Money Market Funds and the Funds of Funds) may invest in futures contracts and each Fund (other than the Money Market Funds, the Taxable Bond Funds, and the Funds of Funds) may invest in options thereon. The value of a Fund’s futures contracts may approach, but will not exceed, 100% of the Fund’s total net assets.
     Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency at a specified time and price. A Fund may enter into a futures contract to hedge the value of its securities portfolio as a whole or to protect against declines in the value of securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings, interest rates (including the Federal Funds Rate) or foreign currency exchange rates. Futures contracts are traded on an Exchange, so that, in most cases, either party can close out its position on the Exchange for cash, without delivering the security or commodity. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position, and the Fund would be obligated to meet margin requirements (as discussed below) until the position is closed. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.
     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the Exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges made be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would own the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
     When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with the broker as margin, are equal to the market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).
     With respect to futures that are required to “cash settle,” a Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (i.e., net) obligation, if any, rather than the market value of the futures contract. By segregating assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
     Successful use of futures by the Funds is also subject to an Adviser’s or Sub-Adviser’s ability to correctly predict movements in the direction of the markets. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting

21

securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund’s securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a hedge not to achieve its objectives.
     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.
     Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.
     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
     The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.
     Each Fund (other than the Money Market Funds and the Taxable Bond Funds) may purchase and sell call and put options on futures contracts traded on an Exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised.
     In addition, the International Equity Fund may purchase and write (sell) futures contracts on commodities and options thereon. While such a futures contract obligates the seller to deliver and the purchaser to take delivery of the specified commodity on the expiration date of the contract, no physical delivery of the underlying commodity is made. It is the practice of holders of futures to close out their position on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.
     A Fund will earmark and reserve liquid assets, in connection with investing in a futures contract, in an amount sufficient to cover the Fund’s current obligations under the futures contract, in accordance with procedures adopted by the Board of Trustees.
     Pursuant to claims for exemption filed with the National Futures Association on behalf of the Funds, the Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as such under the Commodity Exchange Act.
     RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Stock Funds and the Total Return Bond Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

22

     EXCHANGE-TRADED FUNDS (“ETFs”). Each Stock Fund, Fund of Funds and Bond Fund may invest in ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), iShares® Trust and iShares®, Inc. (“iShares®*”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price, performance and dividend yield of an index or a group of stocks in a particular geographic area.
     ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.
     An investment in an ETF offers, among other things, (i) an efficient means to achieve diversification in a particular industry, or (ii) for those Funds that invest in foreign securities, exposure to a particular country that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses.
     Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV.
     An investment vehicle issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specific index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a corresponding greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.
     Since ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets (the “3-5-10 Limitations”). The Funds may invest in certain ETFs, including but not limited to iShares®1, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.
     INVESTMENT COMPANIES. The Funds may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with their respective investment objectives and strategies. Except as noted below, the 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund (the “3-5-10 Limitations”). Pursuant to an exemptive rule under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of Rule 12d1-1.
     As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and are reflected in the Annual Fund Operating Expenses table in the Fund’s prospectus.

[1]	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund. iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a grop of stock markets in a particular geographic area.

23

     The Funds of Funds may invest in (i) other BB&T Funds, and (ii) other registered open-end and closed-end investment companies (including ETFs) that are not part of the BB&T Funds group of investment companies to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in BB&T Funds will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in underlying funds that are not part of the BB&T Funds group of investment companies may exceed the 3-5-10 Limitations to the extent permitted by applicable law or exemptive relief.
     In addition, the International Equity Fund may purchase shares of investment companies (which may include ETFs) investing primarily in foreign securities, including so-called “country funds.” Country funds have portfolios consisting exclusively of securities of issuers located in one country.
     The Total Return Bond Fund may invest in investment companies that invest primarily in debt securities. The Money Market Funds may invest in preferred shares of a closed-end fund that are eligible for purchase by money market funds.
     CONVERTIBLE SECURITIES. The Total Return Bond Fund and the Stock Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer’s common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
     RESTRICTED SECURITIES. Each Fund (other than the U.S. Treasury Fund) may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the “1933 Act”) in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called “private placement” exemption in Section 4(2) (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.
     Each Fund (other than the U.S. Treasury Fund) may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser or Sub-Adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
     SECURITIES LENDING. In order to generate additional income, each Fund (except the Funds of Funds), may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T Asset Management has determined are creditworthy under guidelines established by the Board of Trustees. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower generally must furnish additional collateral if the market value of the loaned securities increases. In addition, the borrower generally must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or borrower. The Funds will employ one or more securities lending agents to initiate and effect securities lending transactions for the Funds. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash

24

collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Cash collateral received may be invested on behalf of the Fund in U.S. government securities, shares of an investment trust or an investment company (including unregistered funds), commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and/or other types of investments, as permitted by the applicable Fund’s Prospectus or SAI and the investment guidelines included in the Securities Lending Agreement. While a Fund will not have the right to vote securities on loan, in certain circumstances, the Funds intend to terminate the loan and retain the right to vote if that is considered important with respect to the investment. There can be no assurance that a Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote the securities. Loans generally are subject to termination at the option of a Fund or the borrower. Each Fund will restrict its securities lending to 33 1/3% of its total assets, plus the assets received by the Fund as collateral for securities loaned.
     CALLABLE SECURITIES. Certain fixed-income securities invested in by the Bond Funds and the Money Market Funds are callable at the option of the issuer or a third party. Callable securities are subject to Prepayment/Call risk.
     STRUCTURED PRODUCTS. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over the counter. They are organized and operated to restructure the investment characteristics of the underlying security. This structuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependant on the extent of the cash flow of the underlying instruments. With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
     TEMPORARY DEFENSIVE POSITIONS. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of their total net assets. Such short-term obligations may include money market instruments and repurchase agreements. If deemed appropriate under the circumstances, the National Tax-Free Money Market Fund may invest in cash or securities subject to federal income tax (such as, for example, the following taxable securities: treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements; and the following other securities: municipal repurchase agreements and municipal reverse repurchase agreements). This may cause the National Tax-Free Money Market Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective. If deemed appropriate under the circumstances, the U.S. Treasury Fund and the Prime Money Market Fund may invest in cash, and the Prime Money Market Fund additionally may shorten its dollar-weighted average maturity or invest in any security that is an eligible security for purchase by money market funds. A Fund may not achieve its investment objective as a result of taking any temporary defensive position.
     UNDERWRITING SECURITIES. As a matter of policy, each Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     INVESTMENT RESTRICTIONS
     Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous” in this SAI).
     THE PRIME MONEY MARKET FUND AND THE U.S. TREASURY FUND MAY NOT:
     1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. In addition, although not

25

a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the SEC, the Prime Money Market Fund and the U.S. Treasury Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.
     EACH TAXABLE BOND FUND MAY NOT:
     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.
     2. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     EACH OF THE FUNDS OF FUNDS MAY NOT:
     1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities or securities issued by “regulated investment companies” as defined in the Code; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or “regulated investment companies” as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.
     THE SELECT EQUITY FUND, THE MID CAP VALUE FUND, THE SPECIAL OPPORTUNITIES EQUITY FUND MAY NOT:
     1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities

26

     THE STERLING SMALL CAP VALUE FUND MAY NOT:
     1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     2. Underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.
     THE INTERNATIONAL EQUITY FUND MAY NOT:
     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.
     2. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivision, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.
     3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.
     4. Write or sell unsecured put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.
     THE INTERNATIONAL EQUITY FUND MAY:
     1. Purchase or sell real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     2. Purchase or sell commodities, commodities contracts, or futures contracts to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     EACH OF THE FUNDS (EXCEPT THE STERLING SMALL CAP VALUE FUND) MAY:
     1. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     EACH OF THE FUNDS MAY:

27

     1. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
THE KENTUCKY FUND, THE MARYLAND FUND, THE NORTH CAROLINA FUND, THE SOUTH CAROLINA FUND, THE VIRGINIA FUND, AND THE WEST VIRGINIA FUND MAY NOT:
     1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.
     2. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.
EACH FUND (EXCEPT THE INTERNATIONAL EQUITY FUND AND PRIME MONEY MARKET FUND) MAY:
     1. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     2. The U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The U.S. Treasury Fund, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not write or purchase call options. Each of the Funds, except the Sterling Small Cap Value Fund, may not write put options. The U.S. Treasury Fund, the Short Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not purchase put options.
     THE STERLING SMALL CAP VALUE FUND MAY:
     1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Treasury bills, notes or other obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.
     2. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations. The 1940 Act limits the Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.
     THE PRIME MONEY MARKET FUND MAY NOT:
     1. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and bankers’ acceptances. As a matter of non-fundamental policy, (i) instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security.

28

A guarantee of a security is not deemed to be a security issued by the guarantor, for purposes of diversification, when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.
     2. Underwrite securities except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.
     3. Purchase or sell commodities, commodities contracts, futures contracts, or real estate except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.
     Although the foregoing investment limitations would permit the Prime Money Market Fund to invest in options, futures contracts and options on futures contracts, the Fund does not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a “demand feature” or “put” as permitted under SEC regulations for money market funds). Prior to making any such investments, the Prime Money Market Fund would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.
     THE NATIONAL TAX-FREE MONEY MARKET FUND MAY:
     1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and bankers’ acceptances. As a matter of non-fundamental policy, (i) instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor, for purposes of diversification, when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.
     2. Underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     THE NATIONAL TAX-FREE MONEY MARKET FUND MAY NOT:
     1. Concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     THE EQUITY INCOME FUND MAY NOT:
     1. Concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     THE EQUITY INCOME FUND MAY:
     1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     2. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
The fundamental investment restrictions of the National Tax-Free Money Market Fund and the Equity Income Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes

29

the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the National Tax-Free Fund and the Equity Income Fund have also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than each Fund’s fundamental restrictions. Any changes in the non-fundamental investment policies of these Funds will be communicated to its shareholders prior to effectiveness.
     1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries.
     The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC to iShares® as well as procedures approved by the Board of Trustees, the Equity Income Fund may invest in iShares® in excess of the 5% and 10% limits described in this paragraph, provided that the Equity Income Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations. In addition, pursuant to exemptive rules under the 1940 Act, each of the Funds may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by its investment strategy.
     Additionally, the 1940 Act limits a Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.
     The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Funds:
     1. The Prime Money Market Fund and the U.S. Treasury Fund may not invest more than 10% of its net assets in illiquid securities.
     2. The Prime Money Market Fund and the U.S. Treasury Fund may not invest more than 10% of its net assets in instruments which are not readily marketable.
     If the percentage restrictions described above are satisfied at the time of investment, a later increase or decrease in such percentage will not constitute a violation of such restriction.
     3. All Funds except the Prime Money Market Fund and the National Tax-Free Money Market Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
     4. All Funds except the Prime Money Market Fund and the National Tax-Free Money Market Fund may not sell securities short (unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the above Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions.
     5. The Equity Income Fund and the National Tax-Free Money Market Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Equity Income Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Equity Income Fund and the National Tax-Free Money Market Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

30

     6. The Equity Income Fund and the National Tax-Free Money Market Fund may not borrow money or issue senior securities, except that the Equity Income Fund and the National Tax-Free Money Market Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Equity Income Fund and the National Tax-Free Money Market Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.
     7. Each Fund except the Money Market Funds may not invest more than 15% of its net assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.
     8. The National Tax-Free Money Market Fund may not invest more than 10% of its total assets in “illiquid” securities, as defined by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     9. To the extent required by the rules of the SEC, the National Tax-Free Money Market Fund will apply the diversification requirements under the 1940 Act to 100% of its portfolio, provided, however, that the Fund may invest up to 25% of its total assets in any one issuer for a period of up to three business days.
     For purposes of the concentration policies described above, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look-through” investments in investment companies to the underlying securities held by such exchange-traded funds when determining fund exposure to a particular industry.
PORTFOLIO TURNOVER
     The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.
     For the fiscal years ended September 30, 2009 and September 30, 2008, the portfolio turnover rates for each of the Funds with a full year of operations in the subject fiscal years (other than the Money Market Funds) were as follows:

FUND	2009(%)	2008(%)
Select Equity Fund (formerly, Large Cap Fund)	92.97	38.43
Mid Cap Value Fund	46.83	65.74
Sterling Small Cap Value Fund*	89	64
International Equity Fund**	223.19	112.65
Special Opportunities Equity Fund	45.22	25.80
Equity Income Fund	37.13	30.01
Short Fund	89.57	48.20
Intermediate U.S. Government Fund	47.13	116.07
Total Return Bond Fund	122.26	190.15
Kentucky Intermediate Tax-Free Fund	33.56	54.22
Maryland Intermediate Tax-Free Fund	37.11	108.13
North Carolina Intermediate Tax-Free Fund	38.42	82.02
South Carolina Intermediate Tax-Free Fund	42.06	127.76
Virginia Intermediate Tax-Free Fund	35.90	53.28
West Virginia Intermediate Tax-Free Fund	24.19	39.13
Capital Manager Conservative Growth Fund	21.56	39.99
Capital Manager Moderate Growth Fund	22.46	63.63
Capital Manager Growth Fund	24.08	77.54
Capital Manager Equity Fund	20.24	67.40

31

*	The increase in the portfolio turnover for the Sterling Small Cap Value Fund was the result of an increase in market volatility at the end of calendar year 2008 and into 2009, which led the portfolio manager to take advantage of buy and sell opportunities at an accelerated rate.

**	The Fund’s portfolio’s turnover rate increased in 2009 as the portfolio manager moved from a defensive posture to a more cyclical stance and took advantage of investment opportunities in emerging markets and financial stocks.

     High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to a Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate for each Fund other than the Money Market Funds may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”
VALUATION
VALUATION OF THE MONEY MARKET FUNDS
     The U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund would receive if it sold the instrument. The value of securities in the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.
     Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund’s investment objective, to stabilize the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share (the “Mark to Market”). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.
     In the event such deviations exceed one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Money Market Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund’s outstanding Shares without monetary consideration, or utilizing a NAV per Share determined by using available market quotations.
VALUATION OF THE BOND FUNDS, THE STOCK FUNDS AND THE FUNDS OF FUNDS
     Except as noted below, investments of the Stock Funds, Bond Funds, and Fund of Funds of the Trust in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST. or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing price on that exchange on the day of computation.

32

     With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Fixed-income securities are valued by using evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Securities for which an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Funds’ Adviser or Sub-Adviser are valued at fair value under procedures approved by the Board of Trustees. Such may include a yield equivalent or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees. With respect to participation certificates (otherwise known as participation notes, equity linked notes, or “widgets”), if the price provided by an independent pricing service should reflect a price premium, the market maker (broker) will be contacted to provide the premium and the participation certificate’s price will be adjusted accordingly. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.
     The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.
     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     Each class of Shares of each Fund of BB&T Funds is offered on a continuous basis by BB&T AM Distributors, Inc. (the “Distributor”). Class A, Class C, or Institutional Shares may be purchased through banks, brokers and other financial intermediaries, as well as through accounts at Branch Banking and Trust Company (“BB&T”), or BB&T’s affiliated or correspondent banks. Customers purchasing Shares of the Funds may include officers, directors, or employees of BB&T or BB&T’s affiliated or correspondent banks. Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class B shares are closed to new purchases. If you hold Class B shares, you may: (i) continue as a Class B shareholder; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange your Class B Shares of a BB&T Fund for Class B shares of other BB&T Funds, as permitted by existing exchange privileges. Note also that not all Funds and classes are available for purchase in all states.
PURCHASE OF CLASS A AND CLASS C SHARES
     As stated in the Class A, Class B, and Class C Prospectus, the public offering price of Class A Shares of a Fund, except the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund, is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of a Fund is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B, and Class C Prospectus applies to purchases of Class A Shares of such a Fund by a purchaser (a “Purchaser”).

33

     Shares of the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund, and Class C Shares of each Fund offering such Shares are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A, Class B, and Class C Prospectus, the Class B and Class C Shares are subject to a contingent deferred sales charge (“CDSC”) if they are redeemed prior to the sixth and first anniversary of purchase, respectively. Investors purchasing Shares of the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund are generally required to purchase Class A or Institutional Shares, since such Shares are not subject to any initial sales charge or contingent deferred sales charge.
     An order to purchase Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund will be deemed to have been received by the Fund only when federal funds with respect thereto are available to the Funds’ custodian for investment. Federal funds are monies credited to a bank’s account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Funds’ custodian, if received prior to the last Valuation Time (see “Valuation”). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund.
     Shares purchased via federal funds before the close of business, normally 3:00 pm Eastern Time for the Prime Money Market or the U.S. Treasury Fund and before 12:00 pm Eastern Time for the National Tax-Free Money Market Fund, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund continue to earn dividends through the day before their redemption.
     Shares of a Fund sold to a bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as “Participating Organizations”) acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Fund’s transfer agent and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer’s account fees for services provided in connection with investment in the Funds.
     In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor’s right to that day’s closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.
     Every shareholder will be mailed a confirmation of each new transaction in the shareholder’s account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.
     AUTO INVEST PLAN. The Funds’ Auto Invest Plan enables shareholders to make regular purchases of Class A, Class C, and Institutional Shares through automatic deduction from their bank accounts. Investors are no longer able to invest in Class B shares through an automatic investment plan. With shareholder authorization, the Funds’ transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder’s bank account and will automatically invest that amount in Class A, Class C, or Institutional Shares at the public offering price on the date of such deduction.
     For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Funds.
     BB&T FUNDS INDIVIDUAL RETIREMENT ACCOUNT (“IRA”). A BB&T Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class C Shares for an IRA. BB&T Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act

34

of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.
     All BB&T Funds IRA distribution requests must be made in writing to the Funds’ transfer agent. Any additional deposits to a BB&T Funds IRA must distinguish the type and year of the contribution.
     For more information on a BB&T Funds IRA, call BB&T Funds at 1-800-228-1872. Investment in Shares of the Tax-Free Bond Funds or the National-Tax Free Money Market Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on BB&T Funds IRA contribution and withdrawal requirements and restrictions.
SALES CHARGES
     As the Funds’ principal underwriter, the Distributor enters into selling and/or service agreements with financial intermediaries to authorize the financial intermediaries to make available Class A and Class C Shares of the Funds to investors. The Distributor re-allows some or all of the applicable sales charge as dealer discounts and brokerage commissions. The Distributor may retain 0.25% of the sales charge charged to shareholders for marketing and distribution expenses. The Fund’s transfer agent will pay the remaining sales charge to dealers. As a result, broker-dealers that sell shares of the Funds may receive more revenue from the sale of the Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.
     The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of Class A Shares of any Fund. The maximum cash compensation payable by shareholders is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisors) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of a Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.
CLASS A SHARES
     Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Funds online at www.bbtfunds.com or reinvested dividends and distributions.
     The current sales charge rates are as follows:
FOR THE STOCK FUNDS, FUNDS OF FUNDS, INTERMEDIATE U.S. GOVERNMENT FUND, AND TOTAL RETURN BOND FUND

			MAXIMUM
			DEALER
	SALES CHARGE	SALES CHARGE	REALLOWANCE
	AS A % OF	AS OF % OF	AS A % OF
YOUR INVESTMENT	OFFERING PRICE	YOUR INVESTMENT	OFFERING PRICE
Up to $49,999	5.75%	6.10%	5.75%
$50,000 to $99,999	4.50%	4.71%	4.50%
$100,000 up to $249,999	3.50%	3.63%	3.50%
$250,000 up to $499,999	2.50%	2.56%	2.50%
$500,000 up to $999,999	2.00%	2.04%	2.00%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

35

FOR THE TAX-FREE BOND FUNDS AND THE SHORT FUND

			MAXIMUM
			DEALER
	SALES CHARGE	SALES CHARGE	REALLOWANCE
	AS A % OF	AS A % OF	AS A % OF
YOUR INVESTMENT	OFFERING PRICE	YOUR INVESTMENT	OFFERING PRICE
Up to $49,999	3.00%	3.09%	3.00%
$50,000 to $99,999	2.50%	2.56%	2.50%
$100,000 up to $249,999	2.00%	2.04%	2.00%
$250,000 up to $499,999	1.50%	1.52%	1.50%
$500,000 up to $999,999	1.00%	1.01%	1.00%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

[1]	There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T and its affiliates, (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares, and (iii) shareholders who purchased shares online at www.bbtfunds.com. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $1 million or more, (ii) sales to employees of BB&T Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, the Distributor also pays broker-dealers a finder’s fee of up to 1.00% of the offering price of such shares up to and including $2.5 million, 0.5% of the offering price over $2.5 million and up to $5 million, and 0.25% of the offering price over $5 million out of its own assets.
     The sales charges set forth in the table above are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.
     In determining whether a particular redemption is subject to a CDSC, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares, and then of any Class B Shares in the shareholder’s Fund account, (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.
FOR THE MONEY MARKET FUNDS
No front-end or deferred sales charges, except as described in “Exchange Privilege” below.
SALES CHARGE REDUCTIONS AND WAIVERS
     Certain sales of Class A Shares are made without a sales charge or with a reduced sales charge, as described in the Class A, Class B, and Class C Prospectuses under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom the Distributor, BB&T and/or BB&T Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years of purchase (i) shareholders who purchased $1 million or more; (ii) employees of BB&T Funds, BB&T and its affiliates; (iii) shareholders purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iv) shareholders who purchased shares online at www.bbtfunds.com.

36

     LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent (“LOI”) which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Funds (other than the Money Market Funds) (the “Variable NAV Funds”), within a period of 13 months. Each purchase of Shares under a LOI will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI (the “LOI Investment Amount”). For purposes of meeting the LOI Investment Amount, a LOI may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a LOI if such LOI gives the Transfer Agent sufficient information to permit confirmation of the purchase of Class A shares within the preceding 90 day period; however, no sales charge adjustment will be made for shares purchased prior to the date of the LOI. The 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Funds without notice.
     A LOI is not a binding obligation upon the investor to purchase the LOI Investment Amount. The minimum initial investment under a LOI is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the LOI Investment Amount is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares will not be held in escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the LOI have been made or the higher sales charge has been paid. When the LOI Investment Amount has been purchased, the escrow will be released. To the extent that an investor purchases more than the LOI Investment Amount indicated on the LOI and qualifies for a further reduced sales charge within the 13 month period, no sales charge adjustment will be made for shares purchased prior to such qualifying purchase. .
     For further information, interested investors should contact the Funds’ transfer agent. LOI privileges may be amended or terminated without notice at any time by the Funds’ transfer agent.
     CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current NAV of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Funds.
     Proceeds from the CDSC together with the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advancing brokerage commissions, as well as expenses for the Funds’ distribution-related and shareholder services. These services include the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission. In addition, the Distributor may retain 0.25% of the original purchase price of the Class B and Class C Shares.
     CLASS B SHARES AND CLASS C SHARES. The CDSC is waived on redemption of Shares: (i) following the death or disability (as defined in the Code, as defined below) of a shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the transfer agent to determine whether a retirement plan qualifies for a waiver and must notify the transfer agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a “redemption” of Class B or Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B or Class C Shares of other Funds of BB&T Funds as described under “Exchange Privilege.”
     For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a shareholder’s Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a shareholder’s Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-

37

account will also convert to Class A Shares.
     If a shareholder effects one or more exchanges among Class B Shares of the Funds during the eight-year period, the Funds will aggregate the holding periods for the shares of each Fund of BB&T Funds for purposes of calculating that eight-year period. Because the per share NAV of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.
EXCHANGE PRIVILEGE
     INSTITUTIONAL SHARES. Class A, Class B or Class C Shares may be exchanged for Institutional Shares of the same Fund if an investor becomes eligible to purchase Institutional Shares. Institutional Shares may be exchanged for Class A Shares of a Fund if an investor ceases to be eligible to purchase Institutional Shares.
     CLASS R SHARES. Class R Shares of each Fund may be exchanged for Class R Shares of another Fund that is available through an Eligible Plan on the basis of relative NAV per Class R Share. Class R Shares may not be exchanged for Class A, Class B or Class C Shares and may be exchanged for Institutional Shares only if the Shareholder becomes eligible to purchase Institutional Shares.
     CLASS A. Only residents of Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund, respectively.
     If Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund were acquired in a previous exchange involving Shares of a Variable NAV Fund, then such Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund may be exchanged for Shares of a Variable NAV Fund without payment of any additional sales load. Under such circumstances, the shareholder must notify the Fund’s transfer agent that a sales load was originally paid. Depending upon the terms of a particular customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.
     CLASS B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative NAV per Class B Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class B Shares.
     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.
     CLASS C. Class C Shares of each Fund may be exchanged for Class C Shares of the other Funds on the basis of relative NAV per Class B Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares.
     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.
     ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder’s basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.
     If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A, Class B, or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Funds’ transfer agent by

38

12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.
MATTERS AFFECTING REDEMPTION
     CLASS R SHARES. Selling shares may only be effected through your Eligible Plan. Contact your plan administrator or refer to the appropriate plan documents for specific details regarding redemption of Class R Shares.
     REDEMPTION BY MAIL. A written request for redemption must be received by the Funds’ transfer agent in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record or (c) the Owner(s) address of record has changed within the last ten business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Funds reserve the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See “Redemption by Telephone” for further discussion on sending proceeds to your bank account.
     REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the transfer agent. The transfer agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call BB&T Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Funds’ transfer agent, BB&T Asset Management or the Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds’ telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder’s account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to the Funds.
     REDEMPTION ONLINE. Shares may be redeemed online if the shareholder has set up an account online at www.bbtfunds.com. Redemption proceeds will be mailed to the shareholder’s address of record or sent to the shareholder’s bank account via electronic transfer (ACH). Under most circumstances, such payments will be mailed on the next Business Day following receipt of a valid request for redemption. For online redemptions, visit BB&T Funds at www.bbtfunds.com. None of the Distributor, the Funds’ transfer agent, BB&T Asset Management or the Funds will be liable for any losses, damages, expenses or costs arising out of any online transaction (including exchanges and redemptions) effected in accordance with the Funds’ online transaction procedures, upon receipt of instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated online are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include the use of an online password and symbol authentication system, sending confirmations to shareholders within 72 hours of the online transaction, and sending redemption proceeds only to the address of record or sent to the shareholder’s bank account via electronic transfer (ACH). In addition, a shareholder may not make an online redemption within 30 days of changing their address of record. If, due to temporary adverse conditions, investors are unable to effect online transactions, shareholders may also mail the redemption request to the Funds.
     The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by BB&T Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Funds to determine the value of its total net assets.

39

     The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act.
     AUTO WITHDRAWAL PLAN. BB&T Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A, Class B, Class C, and Institutional Shares of a Fund. With shareholder authorization, the Funds’ transfer agent will automatically redeem Class A, Class B, Class C, and Institutional Shares at the NAV of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder.
     Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.
     To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Funds’ transfer agent. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Fund.
     PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to shareholders for Shares redeemed will be made within seven days after receipt by the Funds’ transfer agent of the request for redemption. However, to the greatest extent possible, the Funds will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Funds or the shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Fund will attempt to honor requests from its shareholders for same day payment upon redemption of Shares if the request for redemption is received by the transfer agent before the close of business, normally 3:00 pm Eastern Time for the Prime Money Market Fund and U.S. Treasury Fund and 12:00 pm Eastern Time for the National Tax-Free Money Market Fund, on a Business Day. Payment for redemptions requests received after the close of business will be made on the next Business Day, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.
ADDITIONAL TAX INFORMATION
     The following discussion of the U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.
     TAXATION OF THE FUNDS. Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. If the Funds qualify as RICs that are accorded special treatment, the Funds, will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its ordinary income and net realized capital gains.
     In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to

40

the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).
     In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2).
     For purposes of the diversification requirements in (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirements described in (c) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.
     As mentioned above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.
     If for any taxable year a Fund does not qualify for the special federal tax treatment afforded RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits will be taxed as dividend income, even if the distributions are attributable to long-term capital gains or exempt interest income earned by the Fund. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund shares. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.
     Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of Shares owned by a shareholder of a Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
     In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable

41

income, a RIC is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.
     If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for its taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that a Fund will be able to do so.
     DISTRIBUTIONS. For U.S. federal income tax purposes, distributions of investment income from a Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this capital gains rate reduction for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.
     Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.
     If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.
     For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements (described below) are met at both the shareholder and Fund levels. It is currently unclear whether Congress will extend this special tax treatment of qualified dividend income for tax years beginning on or after January 1, 2011.
     A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.
     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. If the aggregate qualified dividends received by a Fund during any

42

taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. The Bond Funds and the Money Market Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.
     To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, such distribution may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends received deduction for corporate shareholders. Similarly, to the extent that a Fund that qualifies to pay exempt-interest dividends (see the discussion under “Exempt Interest Dividends” below) makes a distribution of income that is attributable to (i) income received by the Fund in lieu of tax-exempt interest with respect to securities on loan or (ii) tax-exempt interest received by the Fund on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, such distribution may not constitute exempt-interest dividends to shareholders.
     In general, properly designated dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period surrounding the ex-dividend date (less than 91 days in the 181-day period surrounding the ex-dividend date in the case of certain preferred stock), or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock — generally, stock acquired with borrowed funds).
     Dividends received by a shareholder of a Fund that are derived from the Fund’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the shareholder had purchased U.S. Government Securities directly.
     Dividends are generally taxable in the taxable year received. However, as noted above, a dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during each year.
     EXEMPT-INTEREST DIVIDENDS. The Tax-Free Bond Funds and the National Tax-Free Money Market Fund generally expect most of their income dividends to be exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of securities generating interest that is exempt from federal income tax under Section 103(a) of the Code. Such dividends may not exceed, in the aggregate, the net interest a Fund receives during the taxable year from securities exempt from regular federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. In particular, if a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.
     As a matter of policy, under normal market conditions, not more than 10% of a Fund’s total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. The National Tax-Free Money Market Fund’s assets also will be invested so that, normally, distributions of annual interest income also are exempt from the federal alternative minimum tax for individuals and corporations. Interest income on all Tax-Exempt Obligations is included in “adjusted current earnings” for purposes of computing the federal alternative minimum tax applicable to corporate shareholders.
     A Fund that is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund’s fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all income distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be

43

substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Thus, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.
     If a shareholder receives an exempt-interest dividend with respect to any Share held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or railroad retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or railroad retirement benefits should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.
     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends will not be deductible. The portion of interest that is not deductible is generally equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total dividends (excluding Capital Gain Dividends) paid to the shareholder that consist of exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.
     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. The term “substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each shareholder who may be considered a “substantial user” should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the shareholder were treated as a “substantial user” or a “related person.”
     If a Tax-Free Bond Fund or the National Tax-Free Money Market Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, taking into account the amount of any non-deductible expenses arising in connection with such tax-exempt income).
     If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.
     The Funds may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See “INVESTMENT OBJECTIVES AND POLICIES — Additional Information on Portfolio Instruments — Puts” in this SAI. The policy of the Tax-Free Bond Funds is to limit the acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Tax-Exempt Obligations subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the IRS has issued a published ruling that provides some guidance regarding the tax consequences of the purchases of puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that the Tax-Free Bond Funds could acquire under the 1940 Act. Therefore, although the Tax-Free Bond Funds will only acquire a put after concluding that the put will have the tax consequences described above, the IRS could reach a different conclusion from that of the Tax-Free Bond Funds. If a Tax-Free Bond Fund were not treated as the owner of the relevant Tax-Exempt Obligations, income from such securities would probably not be tax exempt.
     Distributions made by a Tax-Free Bond Fund or the National Tax-Free Money Market Fund derived from taxable income and gains may result in federal taxes (as described under “Distributions” above) and/or state income or other taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, Funds may be subject to the tax laws of such states or localities. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

44

     SELLING SHARES. Upon the disposition of Shares of a Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the Fund Shares and the amount received (although such a gain or loss is unlikely in a Money Market Fund). In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains and (ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gains, with lower rates applicable to taxpayers in the 10% and 15% tax brackets.
     Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.
     In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.
     DISCOUNT SECURITIES. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is taxable and is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.
     Moreover, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.
     Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.
     If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by disposing of portfolio securities, including securities the Fund would otherwise have continued to hold, if necessary. A Fund may realize gains or losses from such dispositions. In the event a Fund realizes net capital gains from such dispositions, its shareholders may receive a larger Capital Gain Dividend than they would in the absence of such dispositions.
     HIGH-YIELD BONDS. A Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issue for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it

45

invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
     A portion of the OID on certain high-yield discount obligations may not be deductible to the issuer. If a portion of the OID on such high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if an issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the corporate dividends received deduction to the extent attributable to the deemed dividend portion of such OID.
     CERTAIN INVESTMENTS IN REITS. The Stock Funds and the Total Return Bond Fund may invest in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.
     Some of the REITs in which a Fund invests may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”) or may themselves constitute TMPs. Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.
     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
     CERTAIN FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS. The Funds’ transactions in futures contracts, options, other derivative instruments (e.g., forward contracts and swap agreements), as well as other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and/or cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing, and/or character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
     Certain of a Fund’s hedging activities and related transactions (including transactions in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund’s book income exceeds its taxable income (or in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

46

     FOREIGN TAXES. Dividends and interest received by a Fund from sources within foreign countries may be subject to income, withholding or other taxes imposed by such countries that would reduce the yield on the Fund’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. If, however, more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund will be eligible to make an election to enable shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. Under normal circumstances, it is expected that the International Equity Fund will be eligible to make that election. The remaining Funds do not expect to be eligible to make this election. If the election is made by a Fund, shareholders of the Fund generally will be required to include in U.S. taxable income their pro rata shares of such taxes (in addition to the taxable distributions actually received by them), and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to claim a credit or deduct their share of such taxes, subject to generally applicable limitations on such credits and deductions. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on the U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes
     Shareholders who hold their Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.
     If a Fund does not make or is not eligible to make the election described above, the Fund’s net income will generally be reduced by foreign taxes paid or withheld, and shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.
     FOREIGN CURRENCY-RELATED TRANSACTIONS AND PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
     Equity investments by a Fund in certain foreign corporations classified for U.S. tax purposes as “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect in certain cases to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which event the Fund will be required to include in income its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distributions from the PFIC. A Fund also may make an election to mark any gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though it had sold and, solely for purposes of this mark-to-market election, repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.
     A PFIC is any foreign corporation if (i) 75% of more of the corporation’s income for the taxable year is passive income, or (ii) 50% or more of the average percentage of the corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains.
     ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS. Because the Funds of Funds invest their assets in Shares of Underlying Funds, their distributable income and gains will normally consist of distributions from Underlying Funds and gains and losses on the disposition of Shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to recognize its share of those losses to offset distributions of

47

net income or capital gains realized from other Underlying Funds in which it invests until it disposes of Shares of the Underlying Fund (although such losses of an Underlying Fund may reduce distributions to the Fund of Funds from that Underlying Fund in future taxable years). Moreover, even when a Fund of Funds does make a disposition of shares of an Underlying Fund, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of Underlying Fund Shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund). In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund of Fund’s sale of Underlying Fund Shares that have generated losses. A wash sale occurs if Shares of an Underlying Fund are sold by the Fund of Fund at a loss and the Fund of Funds acquires additional Shares of that same Underlying Fund 30 days before or after the date of the sale. The wash sale rules could defer a Fund of Fund’s losses on sales of Underlying Fund Shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to wash-sale rules, certain related-party transaction rules may cause any losses generated by a Fund of Funds on the sale of an Underlying Fund’s shares to be deferred (or, in some cases, permanently disallowed) if the Fund of Funds and the Underlying Fund are part of the same “controlled group” (as defined n Section 267(f) of the Code) at the time the loss is recognized. For these purposes, a Fund of Funds and an Underlying Fund will be part of the same controlled group if the Fund of Funds owns more than 50% of the total outstanding voting securities of the Underlying Fund. As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds, rather than investing in Shares of the Underlying Funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, exempt interest, eligibility for dividends received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.
     Depending on a Fund of Fund’s percentage ownership in an Underlying Fund, both before and after a redemption of Shares of an Underlying Fund, the Fund of Fund’s redemption of Shares of such Underlying Fund may cause the Fund of Funds to be treated as receiving a dividend in the full amount of the redemption proceeds instead of as receiving capital gain income on the amount by which the redemption proceeds exceed the tax basis of the Fund of Funds in the Shares of the Underlying Fund. This could be the case where a Fund of Funds holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. Such a dividend may be treated as qualified dividend income and thus be eligible to be taxed at the rates applicable to long-term capital gain. However, dividends of a Fund of Funds generally will not be eligible for treatment as qualified dividend income unless (a) the Fund of Funds receives dividends from an Underlying Fund that qualifies as a RIC, the Underlying Fund designates such dividends as “qualified dividend income,” and the Fund of Funds designates a portion of its distributions as “qualified dividend income,” and (b) the holding period and other requirements for such treatment are met by both the Fund of Funds and the Underlying Fund, as well as by the shareholder. If qualified dividend income treatment is not available, the distribution may be taxed at ordinary income rates. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the Shares of the Underlying Fund directly.
     Under current law, a Fund of Funds cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an Underlying Fund. As discussed above, a Fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an Underlying Fund are not taken into account in determining whether this 50% threshold is satisfied. Furthermore, Funds of Funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Funds of Funds are not likely to invest in Underlying Funds that invest substantially in tax-exempt obligations and pay exempt-interest dividends.
     Effective for taxable years of a Fund of Funds beginning before January 1, 2010, if a Fund of Funds invests in an Underlying Fund that pays distributions from properly designated (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, or (ii) net short-term capital gains in excess of net long-term capital losses, to the Fund of Funds, such distributions will, if the Fund of Funds makes appropriate designations, retain their character as not subject to withholding when paid by the Fund of Funds to its foreign shareholders (see the discussion below under “Additional Tax Information Concerning Foreign Shareholders”). The fact that a Fund of Funds achieves its investment objectives by investing in Underlying Funds generally will not adversely affect the Fund of Funds’ ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (i) interest-related dividends received by the Fund of Funds are offset by deductions allocable to the Fund of Funds’ qualified interest income, or (ii) short-term capital gain dividends received by the Fund of Funds are offset by the Fund of Funds’ net short- or long- term capital losses, in which case the amount of a distribution from the Fund of Funds to a foreign

48

shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Fund.
     The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situations, including the potential application of state, local and foreign taxes.
     BACKUP WITHHOLDING. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
     TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
     ADDITIONAL TAX INFORMATION CONCERNING FOREIGN SHAREHOLDERS. In general, dividends, other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.
     If a foreign shareholder has a trade or business in the U.S., and Fund dividends received by that foreign shareholder are effectively connected with the conduct of such trade or business, the dividends will be subject to U.S. federal income taxation at regular income tax rates.
     A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the

49

conduct by the foreign shareholder of a trade or business within the United States or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.
     If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
     In order for a foreign shareholder to qualify for lower withholding tax rates under income tax treaties, the exemptions from withholding tax discussed above for interest-related and short-term capital gain dividends (to the extent available), and/or an exemption from backup withholding (also discussed above), the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
     If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
     To the extent the International Equity Fund (or another Fund) qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of such Fund may be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.
     Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situations.
     A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
     ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
     A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
     In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.
     SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined

50

contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of Shares of a Fund as investments through such plans and the precise effect of such investments in their particular tax situations.
     GENERAL. Information set forth in the Prospectuses and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of BB&T Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.
     ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE BOND FUNDS. As indicated in the Prospectuses, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are designed to provide Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia shareholders, respectively, with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Bond Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any benefit from the dividends of the Tax-Free Bond Funds being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries of such plans and accounts when distributed to them.
     Dividends that are derived from interest on a Fund’s investments in U.S. Government Securities and received by a shareholder who is a Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia resident are currently eligible for exemption from those states’ income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in Kentucky, Maryland, South Carolina, Virginia, and West Virginia as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.
     Distributions from the Kentucky Fund will not be subject to Kentucky income tax if the Kentucky Fund pays distributions to shareholders that are derived from interest on, or gain from the sale of, debt obligations of Kentucky or its political subdivisions or interest on debt obligations of the United States or of its agencies, instrumentalities, possessions, or territories.
     Distributions from the Maryland Fund will not be subject to Maryland income tax if the Maryland Fund pays distributions to shareholders that is derived from interest on, or gain from the sale of, debt obligations of Maryland or its political subdivisions or interest on debt obligations of the United States and some of its authorities, commissions, instrumentalities, possessions or territories.
     Distributions from the North Carolina Fund will not be subject to North Carolina income tax if made to individual shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of North Carolina or its political subdivisions, or (ii) attributable to interest on direct obligations of the United States, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities.
     Distributions from the South Carolina Fund will not be subject to South Carolina income tax if made to individual shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina.
     Distributions from the Virginia Fund will not be subject to Virginia income tax if the Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of Virginia or its political subdivisions, debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or debt obligations of Puerto Rico, Guam, or the Virgin Islands, which debt obligations are backed by the full faith and credit of the borrowing government.
     Distributions from the West Virginia Fund will not be subject to West Virginia income tax if the West Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of West Virginia or its political subdivisions or debt obligations of the United States and some of its authorities, commissions, or instrumentalities.

51

     If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for 6 months or less, any loss on the sale or exchange of such Share will be disallowed for Maryland, North Carolina, South Carolina, Virginia, West Virginia tax purposes to the extent of the amount of such exempt-interest dividend, even though some portion of such dividend actually may have been subject to Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax.
     Distributions by the Tax-Free Bond Funds of net long-term capital gains on securities held for more than one year are taxable to shareholders as such, regardless of how long the shareholder has held Shares in a Tax-Free Bond Fund, except that distributions which are directly attributable to gains from obligations of the Commonwealth of Kentucky and its political subdivisions are exempt from Kentucky state income tax, distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina state income tax and distributions which are directly attributable to gains from certain obligations of the State of Maryland and its political subdivisions are exempt for Maryland state income tax. Distributions will be taxable as described above even if the NAV of a Share in a Tax-Free Bond Fund is reduced below the shareholder’s cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital.
     Part or all of the interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund is not deductible, or requires a modification increasing adjusted gross income, for federal, Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax purposes.
     Distributions of exempt-interest dividends, to the extent attributable to interest on Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia (respectively) individual or corporate income tax. Distributions of exempt-interest dividends are also not subject to the Kentucky limited liability entity tax described below. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina. Distributions of gains attributable to certain obligations of the State of Maryland and its political subdivisions are not subject to Maryland individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. Distributions of gains attributable to obligations of the State of South Carolina are subject to South Carolina individual and corporate income tax. Individuals who are shareholders in West Virginia cannot reduce their West Virginia AGI for any portion of interest or dividends received from a Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded “exempt-interest dividends;” and they must increase their West Virginia Adjusted Gross Income (“AGI”) by the amount of such interest or dividend income. Also, an individual who is a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold Shares of a Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund Shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder’s Federal AGI.
     The foregoing is only a summary of some of the important federal and state tax considerations generally affecting purchasers of Shares of the Tax-Free Bond Funds. No attempt has been made to present a detailed explanation of the federal or state income tax treatment of the Tax-Free Bond Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Free Bond Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN KENTUCKY TAX-EXEMPT OBLIGATIONS
     The concentration of investments in Kentucky Tax-Exempt Obligations by the Kentucky Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Kentucky and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Kentucky Fund and its portfolio securities. This section briefly describes current economic trends in Kentucky and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of Kentucky Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.

52

     Economy. Kentucky’s economy, dominated in previous generations by coal, tobacco, bourbon, and horses, has since diversified to include prominently the manufacture of industrial machinery, automobiles and automotive parts, consumer appliances, non-durable goods, such as apparel, and service industries, such as air transportation, financial services, healthcare, retail trade, and tourism. Kentucky’s parks, horse breeding and racing industry, epitomized by the Kentucky Derby, play an important role in expanding tourism.
     Kentucky experienced growth in total personal income, the broadest measure of a state’s economic health, during its six consecutive fiscal years ended June 30, 2009, but the rate of growth declined during FY2009 as the nation as a whole sank into a deep recession. Total employment in Kentucky declined 2.6% in FY2009 compared to a decline nationally of 2.3%. Mining, educational services, and leisure and hospitality were the only sectors which experienced growth in employment within Kentucky during FY2009. Because of Kentucky’s greater reliance than the national average on manufacturing jobs, recessions typically affect Kentucky’s economy more profoundly than the rest of the U.S. Kentucky’s employment composition has changed during the current decade as growth in manufacturing employment slowed and then declined, but employment in the state is still relatively concentrated in the goods-producing sector (manufacturing, mining, and construction). During the current decade this concentration in manufacturing employment has been to Kentucky’s disadvantage in terms of its growth in employment and personal income as compared to the national averages. Kentucky’s growth in employment and personal income has lagged as manufacturing facilities have moved to low-cost centers abroad and the ones that remain have seen a surge in productivity without a concomitant increase in wages.
     Budgetary Process. The Kentucky General Assembly is required by the Kentucky Constitution to adopt measures providing for the state’s revenues and appropriations for each fiscal year. The Governor is required by law to submit a biennial State Budget to the General Assembly during the legislative session held in each even numbered year. State Budgets have generally been adopted by the General Assembly during those legislative sessions, which end in mid-April, to be effective upon the Governor’s signature for appropriations commencing for a two-year period beginning the following July 1.
     Kentucky Tax Treatment. The Kentucky tax treatment of shareholders of regulated investment companies such as the Kentucky Fund varies depending on the type of shareholder. For corporations (as defined in Section 7701(a)(3) of the Internal Revenue Code), Kentucky imposes a graduated corporate income tax that has a maximum rate of 6%. This tax is imposed on taxable net income which is determined by taking federal gross income and making various Kentucky-specific adjustments that differ from federal tax treatment. None of these adjustments affect dividends or other distributions from regulated investment companies; therefore, if such dividends or other distributions are exempt for federal tax purposes, they will be exempt for Kentucky income tax purposes.
     Corporations, as well as other limited liability entities, are subject to the Kentucky Limited Liability Entity Tax (“LLET”). The LLET is imposed on C corporations (as defined in Section 1361(a)(2) of the Internal Revenue Code) and any pass-though entity that affords its members, partners, or shareholders protection from general liability for actions of the entity. A “pass-though entity” includes any partnership, S corporation (as defined in Section 1361(a)(1) of the Internal Revenue Code), limited liability company, limited partnership, or similar entity recognized by state law that is not taxed for federal purposes at the entity level but instead passes to each member, partner, or shareholder their proportionate share of income, deductions, gains, losses, and other tax items. A general partnership is not subject to the LLET because, although it is a pass-through entity, its partners do not enjoy limited liability.
     The LLET is calculated based on the taxpayer’s gross receipts or gross profits. Since dividends or other distributions from regulated investment companies such as the Kentucky Fund are by definition not included in gross receipts or gross profits, entities generally subject to the LLET will not be subject to the LLET on such dividends or other distributions.
     Individual shareholders of regulated investment companies such as the Kentucky Fund who are subject to the Kentucky individual income tax must calculate their Kentucky taxable income based on federal gross income with certain Kentucky-specific adjustments that differ from federal tax treatment. Since none of these adjustments affect dividends or other distributions from regulated investment companies, these individuals treat such dividends or other distributions for Kentucky tax purposes the same as they do for federal income tax purposes.
     Credit Ratings. Standard and Poor’s assigns to Kentucky an issuer credit rating of “AA-” with a stable outlook. Moody’s Investor Services assigns to Kentucky an issuer credit rating of “Aa2” with a negative outlook. Fitch Ratings does not maintain an issuer rating for Kentucky but rates Kentucky’s appropriation and lease-backed debt “AA-” with a negative outlook.
     Because the Kentucky Constitution requires the vote of a majority of the state’s electorate to approve the issuance of state general obligation indebtedness and until 1998 required the vote of two-thirds of a municipality’s electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government

53

indebtedness had been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee’s obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate in 1994 authorized the Kentucky General Assembly to enact legislation permitting local governments (exclusive of school districts) to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in 1998 upholding the validity of the constitutional amendment. Beginning in 1998, local governments (exclusive of school districts) in Kentucky began to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation, in addition to or instead of lease revenue bonds.
     The Kentucky Fund is not required to invest any particular percentage of its assets in Kentucky Municipal Securities which are general obligations of issuers with substantial assets.
     Overview of the Commonwealth of Kentucky’s Debt Authorities. Kentucky’s indebtedness is classified as either appropriation supported debt or non-appropriation supported debt.
     Appropriation supported debt carries the name of Kentucky and is either (i) a general obligation of Kentucky or (ii) a revenue obligation of one of its debt-issuing agencies, which is subject to state appropriation for all or a portion of the debt service.
     General obligation bonds pledge the full faith, credit and taxing power of Kentucky for the repayment of the debt. The Kentucky Constitution requires voter approval by general referendum prior to the issuance of general obligation bonds in amounts exceeding $500,000. Kentucky has not issued general obligation bonds since 1966 and has no general obligation bonds outstanding.
     Project revenue notes and bonds are issued by various debt issuing authorities of Kentucky. The revenues produced by the projects funded by the debt are pledged as security for repayment of the debt. Project revenue debt is not a direct obligation of Kentucky. Project revenues are, in some cases, derived partially or solely from biennial appropriations of the Kentucky General Assembly. In other cases, the direct revenues generated from the funded project constitute the only source of payment.
     Non-appropriation or moral obligation debt carries the name of Kentucky for the benefit and convenience of other entities or agencies within Kentucky. The bonds are special obligations of the issuer, secured and payable solely from the sources pledged for the payment thereof and do not constitute a debt, liability, obligation or a pledge of the faith and credit or taxing powers of Kentucky. The Kentucky General Assembly does not intend to appropriate any funds to fulfill the financial obligations represented by these types of bonds. In the event of a shortfall, however, the issuer generally covenants to request from the Governor and the General Assembly sufficient amounts to pay debt service.
     Default Record. Neither Kentucky nor any of its agencies has ever defaulted in the payment of principal or interest on general obligation indebtedness or project revenue obligations.
     Debt Issuing Entities of Kentucky. The following entities are active issuers of debt in Kentucky: State Property and Buildings Commission, Kentucky Asset/Liability Commission, Turnpike Authority of Kentucky, Kentucky Housing Corporation, Kentucky Infrastructure Authority, Kentucky Higher Education Student Loan Corporation, School Facilities Construction Commission, Kentucky Economic Development Finance Authority, Kentucky Local Correctional Facilities Construction Authority, and the nine State Universities. The ratings of each issuer vary.
     The Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation issue obligations to finance projects that are not repaid by state governmental appropriations. The outstanding principal amount of the debt of the Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation are limited by statute to $2.5 billion and $5.0 billion, respectively. The State Property and Buildings Commission, Turnpike Authority of Kentucky, and the nine State Universities may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly. The

54

Kentucky Asset/Liability Commission may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly, exclusive of cash flow borrowings within a fiscal year. The School Facilities Construction Commission and the Kentucky Infrastructure Authority, in its revolving fund programs, may not incur debt without appropriation of debt service by the General Assembly. Without legislative approval, other programs of the Kentucky Infrastructure Authority are limited to $500,000,000 of debt outstanding. The debt of the Kentucky Local Correctional Facilities Construction Authority is limited to the level of debt service supported by court fees pledged to the payment of the debt service. No debt limitation is in effect for the Kentucky Economic Development Finance Authority, which acts as a conduit issuer of revenue bonds for the benefit of private businesses and nonprofit entities and for which Kentucky has no liability for the payment of the debt service.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MARYLAND TAX-EXEMPT OBLIGATIONS
     The concentration of investments in Maryland Tax-Exempt Obligations by the Maryland Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Maryland and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Maryland Fund and its portfolio securities. This section briefly describes current economic trends in Maryland, and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of Maryland Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.
     The Maryland Funds’ concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to State of Maryland general obligation bonds and debt issued by state agencies, the Fund will invest in local issues, lease bond obligations, and revenue bonds, the credit quality and risk of which will vary according to each security’s own structure and underlying economics.
     DEBT. The State of Maryland and its local governments issue two basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for a related project. Included within the revenue sector are tax-exempt lease obligations that are subject to bond annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.
The State of Maryland disclosed in its fiscal year 2008 Comprehensive Annual Financial Report (CAFR) for the fiscal year ended June 30, 2008, that it has approximately $11.8 billion in bonds outstanding. Of this amount, $5.5 billion are general obligation bonds and an additional $6.3 billion is secured solely by specified revenue sources. Total bonds and obligations under long-term leases at fiscal year end were $13.0 billion, a net increase of $1.4 billion (11.7%) over the prior year. As of November 1, 2009, general obligation bonds of the State of Maryland are rated Aaa by Moody’s and AAA by the S&P and Fitch. There is no general debt limit imposed by the state constitution or public general laws. The state constitution imposes a 15-year maturity limit on state general obligation bonds. Although voters approved a constitutional amendment in 1982 permitting the state to borrow up to $100 million in short-term notes in anticipation of taxes and revenues, the state has not made use of this authority.
     Many agencies of the state government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute debt or a pledge of the faith and credit of the state. The Community Development Administration of the Department of Housing and Community Development, the Maryland Water Quality Financing Administration of the Department of Environment, the Maryland State Lottery Agency, certain state higher education institutions, the Maryland Stadium Authority, the Maryland Food Center Authority, and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from pledged revenues, principally fees generated from use of the facilities, enterprises financed by the bonds, or other dedicated fees.
     ECONOMY. According to the most recent update of the Maryland State Board of Estimates (“MSBE’’) dated September 30, 2009, Maryland’s economy has been “battered by the recession”. The MSBE previously reported in its annual report dated December 16, 2008 that Maryland’s economy has appeared to fare better than the national economy. Official statistics show that Maryland has lost jobs on a year-over-year basis every month since June of 2008, peaking at a 2.6% decline in April 2009. Despite Maryland’s increased unemployment rate, as of October 2009, Maryland’s unemployment rate has outperformed its neighboring states and national averages. In the first quarter of 2009 personal income in Maryland increased 2.2%, while wage and salary income grew only 1.4%. These are the lowest figures since 1958 and 1991, respectively. Recently released statistics from the Department of Labor, Licensing and Regulation (“DLLR '') paint an even bleaker picture — this data, essentially a census of jobs, show a loss of 2.8% in the first quarter rather than the 2.0% loss in the official statistics. Of even greater concern, the DLLR data indicate that total wage and salary income in Maryland actually fell 2.7% rather than increasing by 1.4%. On a positive note, Maryland reported that 14,000 jobs were either

55

created or saved under the American Recovery and Reinvestment Act of 2009. The Comptroller of Maryland reported that in fiscal year 2009 individual income tax revenues contributed $6.477 billion to the Maryland general fund, a decline of 6.7% and $304.3 million (4.5%) under the amount forecasted. Adjusted for changes in laws, 2009 was the largest decrease in individual income tax revenue on record for the modern income tax. Other measures further indicate Maryland’s economy being in a distressed state. The collapse of the housing boom caused single-family building permits to drop by approximately 30% over the course of the fiscal year and triggered a drop of about 16% in construction-related revenues. Sales of capital goods fell off as business investments were cut back almost 10% nationally, resulting in a decline in related Maryland sales tax revenue of about 14%. The declines in these categories, after adjusting for the increase in the sales tax rate, are the largest on record (since 1981). The unemployment rate has risen steadily from 3.6% at the start of 2008 to 7.3% in July of 2009, the highest rate of unemployment since the early 1980s. Only in recent months have home sales increased; with one exception, home sales declined on a year-aver-year basis every month from October 2005 to April of 2009. Maryland mortgages entering foreclosure have jumped from 0.2% of all loans in mid-2006 to 1.3% of all loans in the second quarter of 2009, while personal bankruptcies have increased more than 40% from 2008 levels. These are just some of the many measures that indicate the severity of the current economic climate.
     FINANCIAL. To a large degree, the risk of the portfolio is dependent upon the financial strength of the State of Maryland and its localities. The general fund is the major operating fund of the State. At the end of fiscal year 2009, the fund balance of the general fund was $87.2 million. Of this amount $349.2 million was designated by the 2009 Maryland General Assembly for fiscal year 2010 leaving an undesignated fund deficit of $262.07 million. Maryland law requires all surplus funds that exceed $10 million to be appropriated to the Revenue Stabilization Account. The Revenue Stabilization Account closed fiscal year 2009 with a balance of $691.8 million. General fund revenues for fiscal year 2009 were $12.9 billion, $347.9 million (2.6%) below the forecast. Overall, general fund revenues are now projected to decline by 4.5% in fiscal year 2010, and to grow by a modest 3.4% in fiscal year 2011.
     SECTORS. Investment concentration in a particular sector can present unique risks. A significant portion of the funds’ assets may be invested in health care issues. The hospital industry is under pressure to reduce expenses, a phenomenon which could negatively affect the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms. At the present time, Maryland hospitals operate under a system in which reimbursement is determined on a hospital-by-hospital basis by a state-administered set of rates that applies to all payers. A federal waiver also allows this system to be applied to Medicare reimbursement rather than the Medicare payment system in effect elsewhere in the Us. To maintain this Medicare waiver, the cumulative rate of increase in Medicare hospital charges in Maryland since the base year 1980 must remain below the growth rate of Medicare’s payments for in-patient care elsewhere in the U.S., and Maryland has met that test to date. The present federal deficit may in the near future cause Congress to curtail the growth of Medicare payments elsewhere in the U.S. To preserve the waiver, it can be expected that Maryland’s state-administered system will follow suit by also curtailing rate increases in Maryland, making it potentially more difficult for hospitals to cover their expenses or expand their services. Also, any loss of the Medicare waiver in the future may have an adverse impact upon the credit quality of Maryland hospitals.
     The Maryland Fund may from time to time invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry. The Fund may invest in private activity issues for corporate and nonprofit borrowers. These issues sold through various governmental conduits are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. In addition, changes in regulatory requirements could adversely impact the financial performance of nuclear and non-nuclear power plants.
     MARYLAND RISK FACTORS. The financial condition of the State of Maryland is affected by various national, economic, social and environmental policies and conditions, including any impact of recent, unprecedented natural disasters occurring in other parts of the country. Additionally, Constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.
     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the Bonds, are affected by numerous factors. The State’s economic base is diversified, consisting of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. The State has a relatively high wage labor market which has resulted in the State’s business sector becoming more vulnerable to competitive pressures.
     The State is a party to numerous lawsuits in which an adverse final decision could materially affect the State’s governmental

56

operations and consequently its ability to pay debt service on its obligations.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS
     The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina, and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.
     The State of North Carolina (the “State”) has three major operating funds: the General Fund, the Highway Fund, and the Highway Trust Fund. The State derives most of its revenue from taxes, including individual income taxes, corporation income taxes, sales and use taxes, highway use taxes on motor vehicle rentals, corporation franchise taxes, piped natural gas excise taxes, alcoholic beverage taxes, insurance taxes, estate taxes, tobacco products taxes, and other taxes, e.g., gift taxes, freight car taxes, and various privilege taxes. A streamlined sales tax collection system has been adopted to improve collection efforts, particularly as to out-of-state catalog and internet sales. The State receives other non-tax revenues which are also deposited in the General Fund. The most important are federal funds collected by State agencies, university fees and tuition, interest earned by the State Treasurer on investments of General Fund moneys, and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax, and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.
     As of the close of the 2001-2002 fiscal year, the General Fund reported a total fund balance of $393.9 million, with reserves of over $390 million and an unreserved fund balance of $3.8 million. For fiscal year 2001-2002, the State experienced a shortfall in tax and non-tax receipts of $1.55 billion. As with other state governments, the slowing national and state economy resulted in a general decline in tax collections. Individual income taxes fell short by over $1 billion, corporate income taxes by $177 million, sales and use taxes by $90.5 million, and franchise taxes by $192.7 million. Inheritance and capital gains taxes were similarly lower than budget expectations. In an effort to meet the State constitutional mandate of balancing the General Fund budget, reductions of $789.2 million were implemented, with the remainder of the budget funded by $437.7 million of non-General Fund dollars, and $239.3 million transferred from the Savings Reserve account.
     On September 20, 2002, the General Assembly adopted a $14.3 billion budget for fiscal year 2002-2003, a more than 2% reduction in the budget from the previous fiscal year but an increase of 4% over actual spending of $13.7 billion. The budget used $800 million in non-recurring revenue to fund ongoing expenses, including $333 million in reimbursements withheld from local governments. To replace that revenue, the General Assembly granted counties the authority to approve an additional half-cent local-option sales tax. This budget included revenue growth of only 1.8% over last year, which was a far more conservative growth projection than had been used in past years. The budget contained over $100 million in unidentified future cuts to be made by various State departments and agencies, and the heads of those departments and agencies were given additional management flexibility to cut programs. The budget provided no raises for state employees but did grant 10 bonus vacation days. Teachers and principals received career step raises. The State Board of Education was required to cut $42 million from its budget, and appropriations for local partnerships with the Smart Start program were reduced by $20 million. Nevertheless, the budget provided $26.8 million to reduce the student-teacher ratio in both kindergarten and first grade classrooms and $28 million to expand a voluntary pre-kindergarten program to prepare at-risk 4-year olds. The budget for the children’s health insurance program, Health Choice, was increased by $7.7 million, while spending for area mental health programs was reduced by $3 million. Three prison facilities were closed, and many positions with the Department of Correction were eliminated, including 23 chaplain positions. The State’s public universities received full funding for enrollment growth, at $66.8 million, and $4.5 million in additional financial aid for students. Individual campuses, however, shared the burden of a $50.2 million spending reduction statewide, amounting to 2.9% for each institution. University tuition increased 8% for in-state students and 12% for out-of-state students. The State’s community colleges received $9 million less than the year before, with more than half of the cuts to be determined by the system’s board. Nevertheless, the 59-campus system also got a $52 million increase for enrollment growth. Community college students also saw a tuition increase.
     The conservative revenue growth projections used for the fiscal year 2002-2003 budget were more in line with actual revenues, which spared the State from a mid-year fiscal emergency for the first time in three years. As of the close of the 2002-2003 fiscal year, the General Fund reported a total fund balance of $603.9 million, with reserves of over $353 million and an unreserved fund balance of $250.5 million. Key factors improving the fiscal year-end General Fund balance were higher corporate income and sales tax collections, the accelerated repeal of local government reimbursements, increased transfers from other funds, and significant spending

57

reductions by State agencies. Additionally, the State received $136.9 million in federal fiscal relief in June 2003, which is the first of two equal flexible grant payments. The second flexible grant payment of $136.9 million was received in October 2003.
     On June 30, 2003, the General Assembly adopted a $14.8 billion budget for fiscal year 2003-2004. Due to the current budget difficulties, the General Assembly made permanent a .5% State sales tax increase which was due to expire at the end of fiscal year 2002-2003. Additionally, the fiscal year 2003-2004 budget reduced spending for positions, programs, and general administration at most levels of State government, including at the Departments of Agriculture, Labor, Environment and Natural Resources, Justice, Corrections, Cultural Resources, Insurance, Revenue, and the Administrative Office of the Courts. Teachers received a pay increase averaging 1.81%, while other State employees received a one-time bonus of $550. An initiative to reduce second grade class sizes received $25.3 million, and $96 million in projected bonuses under the State’s ABC’s plan was funded. State and local boards of education found funding reduced for administrative positions and transportation costs, although an increase of $5 million was earmarked for funding low-wealth schools. University tuition increased 5% for both in-state and out-of-state students, while community college tuition increased 3.2% for in-state students and 8.2% for out-of-state students. The State university system received $46.6 million to fund the additional 518 positions needed to meet a projected 4.5% enrollment increase, while need-based financial aid increased by $5.1 million. An additional $2.8 million was provided to increase aid for in-state students attending private colleges. The community colleges also received $32 million in increased funding for staff and supplies to meet enrollment growth. Funding was reduced for many services provided by the State Department of Health and Human Services, including reduced funding of inflationary increases for Medicaid providers and public agencies and cuts to the Smart Start child care program. The fiscal year 2003-2004 budget increased funding to the Health Choice insurance program by $12.2 million. Various licensing fees were also implemented for health and child care facilities. The General Assembly set aside $150 million for the State Emergency Reserves and placed in reserve $50 million for the Repairs and Renovations Reserve Account and $12.5 million for the Mental Health Trust Fund; however, $38 million was cut from the Clean Water Management Trust Fund.
     In December 2003, the Governor called a Special Session of the General Assembly at which the General Assembly appropriated $24 million for economic development. The General Assembly also appropriated $20 million for the One North Carolina Fund, $4.1 million to the community college system for new and expanding industry training, and $20 million to the North Carolina Rural Economic Development Center.
     The State ended fiscal year 2003-2004 with an over-collection of revenues of $242.4 million, which was 1.7% of the budgeted revenue forecast. The major tax categories that exceeded the budgeted forecast were individual income, corporate income, and sales and use tax. In addition, unexpended appropriation or reversions of $159 million were realized, and the State received $136.9 million in federal fiscal relief in October 2003. As of June 30, 2004, the General Fund reported a total fund balance of $708.5 million, with reserves of over $419 million and an unreserved fund balance of $289.4 million.
     On July 18, 2004, the General Assembly adopted a $15.9 billion budget for fiscal year 2004-2005. State workers received their first pay raises in three years — the greater of $1,000 or 2.5% of their current salaries. Teachers got an average raise of 2.5%. State university faculty also received an average 2.5% raise, while community college faculty got a 4.5% raise. Retired State employees got a 1.7% cost of living adjustment. The budget provided public schools with over $50 million to hire up to 1,100 new teachers to reduce third-grade class sizes, $7.5 million to improve test scores in the State’s poorest school districts, and $9.1 million to add 2,000 students to the State’s More at Four pre-kindergarten program. Another $4 million was provided to hire 80 school nurses. $6.6 million was budgeted to provide health insurance for children of the working poor, $4 million was provided to hire 75 to 100 additional child abuse care workers, and $3 million was used to increase the foster care and adoption assistance reimbursements by $25 per child per month. Twenty-four independent, nonprofit community healthcare centers serving poor patients received $5 million, while $2 million was distributed among 100 shelters for domestic violence victims. $2.7 million was used to add over 1,400 prison beds at correctional facilities throughout the State. Another $8.6 million was used for economic development to fund the State Biotechnology Center in the Research Triangle Park, the Global TransPark in Kinston, and a Motorsports Testing and Research Center Complex near Charlotte. Another $30 million was allocated to a fund for underground storage tank cleanup.
     The General Assembly also approved the issuance of $468 million in special indebtedness over two years to fund a cancer hospital, a cardiovascular center, a health promotion center, a genetics data center, and a pharmacy school at several State universities. The funds will also be used to pay for several other projects at State universities and to preserve land for State parks and to protect land near military bases from encroachment. The funds will also be used to build new juvenile detention facilities. No more than $310 million of this special indebtedness may be issued during the 2004-2005 fiscal year. The fiscal impact of the $468 million of special indebtedness on the General Fund is expected to be zero because of the annual transfer of revenue from other sources to the General Fund in an amount to cover the estimated debt service. The debt service for the State universities projects and the juvenile detention facilities will be reimbursed from the special revenue funds known as the Health and Wellness Trust Fund and the Tobacco

58

Trust Fund. The debt service for the State parks projects is fully funded by the streams of revenue available to the special revenue funds known as the Parks and Recreation Trust Fund, the Natural Heritage Trust Fund, and the Clean Water Management Trust Fund. The special indebtedness is non-voted debt that is generally secured only by an interest in State property being acquired or improved (e.g., certificates of participation and lease-purchase revenue bonds). With this type of debt, there is no pledge of the State’s faith, credit, or taxing power to secure the debt, which is why voter approval is not required. If the State defaulted on its repayments, no deficiency judgment could be rendered against the State, but the State property that serves as security could be disposed of to generate funds to satisfy the debt. Failure to repay the debt would have negative consequences for the State’s credit rating. Article 9 of Chapter 142 of the State’s General Statutes prohibits the issuance of special indebtedness except for projects specifically authorized by the General Assembly. The use of alternative financing methods provides financing flexibility to the State and permits the State to take advantage of changing financial and economic environments.
     In November 2004, the Governor announced that Dell, Inc. would build a computer manufacturing facility in the State. Dell, a leading manufacturer and distributor of personal computers and related products, has now built and operates a state-of-the-art, 400,000 square-foot manufacturing and distribution facility in the Piedmont Triad region. Dell currently has two other U.S. factories in Nashville, Tennessee and Austin, Texas. The North Carolina General Assembly convened a one-day special session on November 4, 2004 and approved an economic incentive for computer manufacturing companies that, in the case of Dell, will provide up to $225 million in tax credits over the next fifteen years. For each year in which Dell meets the required performance targets, the State will provide a grant equal to 75 percent of the State personal income withholding taxes derived from the creation of new jobs.
     As of the close of the 2004-2005 fiscal year, the General Fund reported a total fund balance of $1.15 billion, with reserves of over $670 million and an unreserved fund balance of $478.5 million. The General Fund experienced higher than expected growth in tax revenue due to the improving economy and more than $250 million in one-time collection from a Voluntary Compliance Program undertaken by the State Department of Revenue.
     On August 11, 2005, the General Assembly adopted a $17.2 billion budget for fiscal year 2005-2006. State workers received pay raises equaling the greater of $850 or 2% of their current salaries and one extra week of vacation. Teachers got an average raise of 2.24%. State community college faculty and professional staff got a 4.5% raise. Retired State employees received a 2% cost of living adjustment. The budget provided $9.48 billion for education, which is a 2.73% or $250 million increase over the previous year’s education budget. The budget funds education at the State’s K-12 schools, community colleges, and universities, including additional funding to cover the more than 35,000 new students enrolled in State public schools this year. The budget dedicated close to $80 million to address the on-going Leandro school funding lawsuit by providing additional funding to low wealth school districts, disadvantaged students, high school reforms, school-based family support teams, and teacher recruitment. The budget provides $100 million for ABC bonuses for teachers and fully funds teacher assistant positions. More than $3.2 million is provided to expand Governor Mike Easley’s “Learn and Earn” program, which allows students the opportunity to graduate with a high school diploma and a college degree after just five years of study. The budget makes numerous investments in job creation efforts and provides funding for programs to attract new jobs to the State, including $4.5 million in additional funds for the Job Development Investment Grant program, $6 million for the One North Carolina Fund, and $20 million for the North Carolina Rural Center, which has helped create thousands of new jobs in rural communities and update water systems. The budget also included $9 million for the Wilmington and Morehead City ports, $1 million in new funds for community college Small Business Centers, and $2.65 million for customized industry training, which will help employees and companies remain competitive in an ever-changing economy.
     The State ended fiscal year 2005-2006 with a total General Fund balance of $1.77 billion, with reserves of over $1 billion and an unreserved fund of $749.4 million. The General Fund experienced an over-collection of revenues of almost $1.1 billion resulting from conservative revenue estimates, higher employment levels, increased consumer spending, and large gains recognized in the housing and stock markets.
     On July 6, 2006, the General Assembly adopted a $18.9 billion budget for fiscal year 2006-2007, which was signed by Governor Easley on July 11, 2006. The budget cut some taxes, spent more on education, and set aside money for future crises. Tax changes included capping the gas tax at current levels, reducing the State sales tax rate from 4.5% to 4.25% effective December, 1, 2006, and reducing the top income tax rate from 8.25% to 8.0% effective January 1, 2007. In addition, a $195.2 million reduction in the transfer from the Highway Trust Fun to the General Fund was provided for fiscal year 2006-2007. This repaid the $125 million one-time transfer from the Highway Trust Fund to the General Fund during the budget crisis in prior years, as well as the $80 million inflationary increase adopted in fiscal year 2002-2003. The budget included an average 8% pay increase for public school teachers in order to surpass the national average by fiscal year 2008-2009. Additional funds were provided to expand the Disadvantaged School Supplemental Fund ($27.5 million), to provide additional supplements to small and low wealth counties ($41.9 million), and to expand middle and high school reform programs in order to improve graduation rates. The budget provided increased access to higher

59

education opportunities at the community college and university systems. Monies were included for need-based financial aid, scholarships for nurses, professional training to recruit and retain quality teachers and principals, and several biotech and economic development initiatives. In addition to the General Fund appropriation increases, the State’s new Education Lottery provided proceeds for reduced class sizes, additional academic pre-K slots, school construction, and college scholarships for needy students. Community college faculty and professional staff received a 6% salary increase and a 2% one-time bonus. University faculty and professional staff received a 6% salary increase, and all other state employees received a 5.5% salary increase. The budget also included a 3.0% adjustment for retirees and made a $30 million payment to the retirement system for the employer contribution that was not funded in fiscal year 2000-2001.
     The fiscal year 2006-2007 budget solidified the State as a leader in recruiting new business and growing existing businesses. It included $15 million for the One NC Fund which has resulted in the creation of 18,875 jobs and $2.4 billion in investment throughout the State. The adjustments also provided support for new and emerging companies through investments in the Small Business Innovation Research matching grant program ($5 million). The budget included human services increases for child care subsidies ($27.5 million), community capacity enhancement ($16 million), and the Mental Health Trust Fund ($14.4 million) to assist with mental health reform programs. Additional funds were included for early intervention services ($7.1 million), adoption and foster care assistance ($10.2 million), and child welfare services. The budget included monies to enhance well water safety programs and to protect drinking water supplies. Funds were provided for land conservation, forest development, and habitat protection programs. It also included funds for disease surveillance and detection programs to ensure a safe food supply. The budget made investments in improving the court system. Funds were included to add core court personnel, including assistant district attorneys, deputy clerks, district court judges, and magistrates. It also included funds to improve emergency planning, response and recovery capabilities. The budget included funding for priority health, public safety, education and economic development projects outlined in the State’s Capital Improvement Plan. Projects included constructing a new public health lab and emergency operations center, expanding facilities at the UNC-Wilmington School of Nursing, UNC-Charlotte, and the N.C. State University Engineering Complex, adding two skilled care nursing homes for the State’s veterans, and expanding the State’s Museum of Art. Finally, $222 million from the fiscal year 2005-2006 credit balance was earmarked for the Repairs and Renovations Reserve Account. The amended budget provided for a credit of $324 million to the Savings Reserve Account (Rainy Day Fund), thereby increasing the balance to $637 million. This amount brought the Savings Reserve Account balance to almost 4% of the 2005-2006 fiscal year operating budget. The budget also directed $222 million to the Repair and Renovation Reserve and sets aside $20 million to the Disaster Relief Reserve for future disaster related expenditures.
     The State ended fiscal year 2006-2007 with a total General Fund balance of $2.3 billion, with reserves of almost $1.1 billion and an unreserved fund of $1.22 billion. The General Fund experienced an over-collection of revenues of almost $1.366 billion resulting from conservative revenue estimates, higher employment levels, increased consumer spending, and large gains recognized in the housing and stock markets.
     On July 30, 2007, the General Assembly adopted a $20.7 billion budget for fiscal year 2007-2008, which was signed by Governor Easley on July 31, 2007. The budget made permanent a statewide sales tax increase that was first approved as a temporary hike in 2001, meaning most consumers will continue to pay a 6.75 percent sales tax on most purchases. Counties were allowed, with voter approval, to raise either the local sales tax by another quarter cent or the land transfer tax from 0.2% to 0.6% of a home’s sale price. The budget also created a $48 million state version of the federal earned income tax credit by providing a rebate to poor residents even though they owe no taxes. A temporary tax was allowed to expire as planned, dropping the top individual income tax rate to 7.75% from 8%. The budget provided $100 million to fund new scholarships for low-income families so students can obtain a college degree debt-free. An additional $56 million annually for the next two years was allocated to expand the More at Four pre-kindergarten program, and another $37.5 million was provided to help reduce class-sizes in early grades. The 2005 law creating the North Carolina Education Lottery was changed to permit higher prize payouts to attempt to boost ticket sales. A dedicated fund for research at the University of North Carolina’s cancer center received $25 million. Ultimately expected to receive $50 million annually, the fund is paid in part by raising the tax on cigars and smokeless tobacco from 3% to 10% of the wholesale price.
     For health and human services, the budget contained several substantive increases, including $8.4 million to provide childcare subsidies for an additional 2,000 children of low-income working parents and $2.0 million to assure that every foster child in North Carolina can go to college. The budget also continued expanding health care opportunities for needy children. Specifically, it provided $7.5 million to continue open enrollment in the CHIP Program, and created the new N.C. Kids’ Care Program, which will provide health care services for over 12,000 children of low income working parents. In addition, $62.4 million was appropriated to operate the new Central Regional Hospital in Butner. The budget also required the State to assume 100% of the counties share of Medicaid expenditures by fiscal year 2009-2010 by capturing a portion of sales tax revenues previously distributed to local government units. The budget also provided substantial investments to improve the court system, law enforcement, and disaster preparation. Funds

60

totaling $21.6 million were included to add core court personnel, including assistant district attorneys, deputy clerks, district court judges, and magistrates. The budget also included funds to increase investigative efforts in drug trafficking, child exploitation, sexual predator and other violent crimes. In addition, $4.8 million was appropriated to expand and enhance gang prevention programs. Finally, the budget included $4.0 million to strengthen emergency preparedness efforts by continuing the identification, monitoring, and mapping of natural hazards and man-made threats to the State.
     The budget appropriated $758.6 million to support state employee benefit programs. Specifically, the budget authorized an average 5% compensation increase for all staff on the teacher salary schedule, an average 4.44% increase for public school administrators, a 5.0% increase for Community College and University System faculty, and a 4.0% increase for all other State employees. In addition, the budget provided funds to cover the increase in active and retired employee health-care premiums associated with rising costs. Finally, the budget made the final payment to the retirement system for funds that were withheld in fiscal year 2000-2001. The budget also provided $230.7 million in pay-as-you-go appropriations for priority education, public safety, and infrastructure projects outlined in the State’s Capital Improvement Plan. This includes $108.2 million for several university systems projects, $20 million for water resource development initiatives, $8 million for the secondary data center, and $7.5 million for infrastructure improvements at the State ports. In addition, $145 million from the fiscal year 2006-2007 credit balance was earmarked for the Repairs and Renovations Reserve.
     The State ended fiscal year 2007-2008 with a total General Fund balance of $2 billion, with reserves of over $1.35 billion and an unreserved fund of almost $600 million. Total revenues increased only .93% while total expenditures grew much faster at 6.82%. The nominal growth in total revenues is attributable, in part, to the slowdown in the national and State economies. In 2008, employment and economic growth stalled, which explains the overall decrease in tax revenues. However, larger net profits achieved by the North Carolina Education Lottery made up for the slowing tax revenues. The growth of the State’s total expenses is attributable to an increase in education funding, as required by a recent court judgment against the State, and increased spending for Medicaid, the nonfederal costs of which were shared with the State’s counties until October 1, 2007 when the State agreed to shoulder the entire cost.
     On July 8, 2008, the General Assembly adopted a $21.4 billion budget for fiscal year 2008-2009, which was signed by Governor Easley on July 16, 2008. The budget did not raise any taxes, but did postpone for a year two scheduled tax breaks worth approximately $30 million — the repeal of the State gift tax and the expansion of the earned income tax credit. Several lesser tax breaks totaling $20 million were passed, including a property tax homestead exemption for disabled veterans, an extension of a tax credit to small businesses that provide health insurance for employees, and a State sales tax holiday on purchase of energy-efficient appliances. State employees received a raise that is the greater of 2.75% or $1,100. Retired State employees received a 2.2% cost of living adjustment. Teachers and professors at the State universities and community colleges received 3% raises. Public schools received an additional $35 million to cover rising fuel costs and $90 million for teacher bonuses. Dropout prevention grants were increased to $15 million, and the More at Four pre-kindergarten program received a $30 million expansion. Other increases for public schools included $6.2 million of children with disabilities, $6 million for the Disadvantaged Student Supplemental Fund, $3.2 million for academically gifted students, $3 million to establish a mentoring program for first and second year teachers and for first year instructional support personnel, and $2.9 million for supplemental funding to low-wealth counties. The 16-campus university system received $34.6 million to cover enrollment growth, but this was $16 million less than requested. Another $15 million was provided for campus safety recommendations. The State’s community colleges received $23.8 million to fully fund enrollment growth, an additional $2.5 million for an enrollment growth reserve fund, $5 million for instructional equipment, $4 million to support allied health programs, and almost $1 million for minority male mentoring.
     The budget provided $50 million for green space projects and another $50 million to help local governments address critical water and sewer needs. There was also $6 million for drought relief, $5.5 million for drinking water system improvements, $4 million for farmland preservation, $2.5 million for wastewater treatment improvements, and $500,000 for green industries education and promotion. $10 million was provided for gang prevention, suppression, and intervention grants. $25 million was budgeted for gap funding of toll roads in fiscal year 2008-2009, along with $24.5 million for highway infrastructure maintenance. The budget provided $9.4 million to expand the NC Health Choice insurance program to another 7,300 children, $4.8 million in aid to local health departments, $4 million for grants to rural preventive health care, and $3.75 million to pay for networks coordinating free health care to low-income and uninsured patients. $8.1 million was provided to expand local psychiatric inpatient services, while $7.3 million was budgeted for new positions at the State’s psychiatric hospitals. The budget provided $6.1 million for walk-in crisis and immediate psychiatric aftercare and $5.75 million for 30 mobile crisis intervention teams.
     The budget provided $10 million in grants and investments for severely distressed rural areas, $5 million for the One North Carolina Fund to stimulate job growth, $5 million for the One North Carolina Small Business Fund to provide incentive grants, and $5

61

million for the Biofuels Center of North Carolina for the development of alternative fuels. $7 million was provided to the State Housing Trust Fund to finance apartments for people with disabilities, while another $2 million was provided to assist with decent, safe, and affordable housing for people with low to moderate incomes. The budget provided $3 million to expand the Home Protection Program to offer counseling and finance options for homeowners facing foreclosure.
     The General Assembly also authorized $857 million in special indebtedness over the next four years for construction projects, including 1,500 new prison beds, more than 15 university and State buildings, an oyster hatchery, and the renovation of the polar bear exhibit at the North Carolina Zoo. This special indebtedness will allow for earlier completion of construction projects to help avoid increased costs from rising prices. The State Treasurer stated that borrowing levels remain fiscally sound, even with the additional debt, and his office released an annual debt affordability study advising lawmakers that the State could borrow on average $479.7 million annually for the next five years.
     On November 6, 2008, State fiscal analysts reported that the State’s 2008-2009 fiscal year budget faced a shortfall of between $800 million and $1.6 billion, as tax collections on corporate profits fell nearly 32% in the first quarter. The Governor’s office also ordered State agencies to cut their annual budgets by 5%, after having earlier requested that each State agency reduce its expenditures by 2%. Through November 2008, overall tax collections were 6.1% below budget projections. On April 28, 2009, the Governor issued Executive Order No. 11 establishing and implementing a furlough plan for State employees, which reduced salaries of all State employees by 0.5% and required 10 hours of leave without pay for each State employee. By May 2009, the budget shortfall was projected to be $3.2 billion. Revenue had declined by 10.8% over the previous fiscal year, with 2008 income tax payments down 40% and 2009 estimated tax payments 41% below the previous fiscal year. By mid-June 2009, the budget shortfall was forecast to be as much as $4.7 billion, but the actual shortfall was determined to be $3.2 billion.
     The State ended fiscal year 2008-2009 with a total General Fund balance of $619.7 million, with reserves of $527.5 million and an unreserved fund reduced to $92.2 million. The final June 30, 2009 unreserved fund balance was supported by $332 million of overdrawn federal fund receipts during fiscal year 2008-2009 by the State Medicaid programs. As agreed to with the federal government, the General Fund will repay these funds over the course of fiscal year 2009-2010 through the normal federal funds settlement process. The final General Fund balance also was achieved by transferring $165.1 million from the Highway Trust Fund, receiving $680.4 million in federal stimulus funds, and realizing $802 million in savings from reduced State expenditures and in transfers from reserve funds.
     The State’s current budget woes are a result of the global recession that began in the United States in December 2007, spurred by the housing market downturn. Every sector in the national economy has now been impacted, particularly since the global financial market collapse in October 2008. Current forecasts predict an economic recovery to begin by the last quarter of 2009. It is expected that the State’s experience will track closely with the national picture. The State’s revised revenue forecast assumes another year of large capital losses for the 2009 tax year with more moderate capital losses in tax year 2010. Withholding taxes from wage and salary income will also be depressed in 2009 and most of 2010. Sales tax collections on retail sales will continue to fall, with only a modest rebound anticipated by fiscal year 2010-2011. It is expected that corporate income will remain flat for the coming year.
     The America Recovery and Reinvestment Act (“ARRA”) was enacted on February 17, 2009. The ARRA funds will provide aid to states and the public in the current economic crisis by creating jobs, retaining jobs, and assisting states with their budget shortfalls. The ARRA provides that funds be distributed over three years: 2009 through 2011. The Governor has established the State Office of Economic Recovery and Investment to coordinate the State’s handling of ARRA funds and State-level economic recovery initiatives. By establishing this office, the Governor has ensured that ARRA funds (estimated to be $6.1 billion) are to be fully accounted for in accordance with federal law and future regulation.
     Similar to many other states, the financial sector problems and rapid decline in economic conditions led to historic revenue declines in the State. In light of the sluggish economy, the General Assembly projected the baseline General Fund to decline by 1.6% in fiscal year 2009-2010. The current biennium budget projects that the economy will improve in fiscal year 2010-2011, resulting in baseline General Fund revenues rebounding to a 2.8% growth rate for that fiscal year. On August 7, 2009, the Governor signed the State’s $19 billion budget for fiscal year 2009-2010. This budget eliminates 2,191 positions from State government and cuts more than $3 billion in spending. All major categories of State spending received a cut. Justice and public safety were cut $148.7 million for a total budget of $2.2 billion. Natural and economic resources were cut $61.2 million for a total budget of $437 million. Health and Human Services were cut $1.6 billion for a total budget of $3.9 billion. Education spending was cut by 1.2 billion for a total expenditure this year of $11.2 billion. And general government spending was reduced by $26.6 million for a total budget of $440.9 million.

62

     Substantive tax and revenue adjustments included the following: a 2% to 3% personal income tax surcharge and a 3% corporate income tax surcharge; a sales tax increase to 7.75%; an excise tax increase on alcohol and tobacco; an increase in fees for courts, public safety, and health services; an increase in State tax audits; and other revenue adjustments including one-time transfers of cash balance from special reserve funds. The biggest loss of jobs, 1,194, was in the State Departments of Corrections and Justice. The budget eliminates 100 vacant positions and 87 jobs at Corrections to save a total of $8.1 million. Also, seven smaller prisons will be closed to save $8.4 million this year and another $22.3 million next year. The court system loses 47 vacant positions for $2 million in savings and a travel allowance fund for judges. Other State departments also lose vacant positions and see an increase in administrative fees. The appropriation to the Clean Water Management Trust Fund will be reduced $50 million in each of the next two years, and the State Department of Commerce must sell its State aircraft and eliminate the pilot’s position. Medicaid provider rates are reduced and funding for the following State Health and Human Services programs are reduced: $65 million for community support services by the Division of Medical Assistance; $16 million for the Smart Start early childhood program; $3 million to local mental health service providers; and another $50 million from the elimination of 350 positions and funding of services through local providers.
     The fiscal year 2009-2010 budget for the State university system includes $137.8 million in federal stimulus funds and an 8% tuition increase. There is also an $85 million cut for senior and middle management positions, low-enrollment degree programs, speaker series, and discretionary cuts to be made at each campus. The budget fully funds expected enrollment growth at the State’s community colleges, but there is also an $8 per credit hour tuition increase and a $15 million cut to campuses across the State that cannot affect programs for retraining out-of-work residents. Public schools receive $379.9 million in federal stimulus funding but suffer a statewide cut of $225 million, to be determined by each local school system. A $48 million savings this year and another $115.4 million savings next year will result from a moratorium on new textbook adoptions. An additional $14.6 million reduction was budgeted for local central office administration.
     The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. For example, based on a modified accrual basis, the General Fund balance as of June 30, 2002 was negative $349 million; as of June 30, 2003 it was negative $167 million; as of June 30, 2004 it was negative $196.3 million; as of June 30, 2005 it was negative $78.8 million; as of June 30, 2006 it was positive $1.97 billion; as of June 30, 2007 it was positive $2.58 billion, and as of June 30, 2008 it was positive $1.68 billion.
     Under the State’s constitutional and statutory scheme, the Governor is required to prepare and propose a biennial budget to the General Assembly. The General Assembly is responsible for considering the budget proposed by the Governor and enacting the final budget, which must be balanced. In enacting the final budget, the General Assembly may modify the budget proposed by the Governor as it deems necessary. The Governor is responsible for administering the budget enacted by the General Assembly.
     The State budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, federal government policies and legislation, and the activities of the State’s General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government’s relationship with the state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.
     In 1998, the State, along with forty-five other states, signed the Master Settlement Agreement (“MSA”) with the nation’s largest tobacco companies to settle existing and potential claims of the states for damages arising from the use of the companies’ tobacco products. Under the MSA, the tobacco companies are required to adhere to a variety of marketing, advertising, lobbying, and youth access restrictions, support smoking cessation and prevention programs, and provide payments to the states in perpetuity. The amount that the State will actually receive from this settlement remains uncertain, but projections are that the state will receive approximately $4.6 billion through the year 2025. In the early years of the MSA, participating states received initial payments that were distinct from annual payments. The initial payments were made for five years: 1998 and 2000 through 2003. The annual payments began in 2000 and will continue indefinitely. However, these payments are subject to a number of adjustments including an inflation adjustment and a volume adjustment. Some adjustments (e.g., inflation) should result in an increase in the payments while others (e.g., domestic cigarette sales volume) may decrease the payments. Also, future payments may be impacted by continuing and potential litigation against the tobacco industry and changes in the financial condition of the tobacco companies. In 1999, the General Assembly approved legislation implementing the terms of the MSA in the State. The Golden LEAF, Inc., a nonprofit foundation, was created to distribute half of the settlement funds received by the State. The legislation directed that these funds be used for the purposes of providing economic impact assistance to economically affected or tobacco-dependent regions of the State. However, the foundation’s share of the payments may be diverted by the General Assembly prior to the funds being received by the State Specific Account. In

63

2000, the State enacted legislation establishing the Health and Wellness Trust Fund and the Tobacco Trust Fund and created commissions charged with managing these funds. Each fund will receive a quarter of the tobacco settlement payments. The purpose of the Health and Wellness Trust Fund is to finance programs and initiatives to improve the health and wellness of the people of North Carolina. An eighteen-member Health and Wellness Trust Fund Commission will administer this fund. The primary purpose of the Tobacco Trust Fund is to compensate the tobacco-related segment of the State’s economy for the economic hardship it is expected to experience as a result of the MSA. An eighteen-member Tobacco Trust Fund Commission will administer this fund. From fiscal year 2000-2001 through fiscal year 2008-2009, the State has received over $1.398 billion in settlement proceeds, with over $1.022 billion paid to the trust funds and Golden LEAF. The remaining $376 million has been diverted to the State’s General Fund. The federal government is currently suing the major tobacco companies to recoup costs of the federal government related to smoking. Any award to the federal government in such lawsuit could have an impact on the tobacco companies’ ability to make payments under the settlement with the State.
     A number of tobacco manufacturers that participate in the Tobacco Fund Settlement described above have determined to dispute a portion of their 2006 payment. Approximately $755 million of their total expected payment of $6.5 billion due in April 2006 was placed in a disputed payments account pending determination as to whether the participating states have diligently enforced the terms required by the settlement as contained in each state’s Model Statute. The State believes that its share of the disputed payment amount is approximately $18 million.
     On August 30, 2005, North Carolina became the last state on the east coast to approve a lottery. The net proceeds of the lottery will be used to further the goal of providing enhanced educational opportunities, to support public school construction, and to fund college and university scholarships. The lottery legislation directs that 50% of the net proceeds be dedicated to pre-kindergarten and class-size reduction programs that have been implemented over the last five years. Previously, such programs were funded by the General Fund. The remaining net proceeds will be distributed to the Public School Building Capital Fund (40%) and the State Education Assistance Authority (10%). The North Carolina Education Lottery began ticket sales in March 2006, and through June 30, 2008 had transferred over $725 million to support educational programs for the State.
     The economic profile of the State consists of a combination of services, trade, agriculture, manufacturing, and tourism. Non-agricultural wage and salary employment accounted for approximately 3,921,700 jobs as of September 2009. The largest segment of jobs was approximately 1,393,500 in various service categories, followed by 718,200 in trade, transportation, and utilities, 730,200 in government, and 439,800 in manufacturing. Based on September 2009 data from the United States Bureau of Labor Statistics, the State ranked eighth among the states in non-agricultural employment, twelfth in services employment, tenth in trade employment, eighth in government employment, and ninth in manufacturing employment. According to the U.S. Department of Commerce, Bureau of Economic Analysis, per capita income in the State during the period from 1990 to 2007 grew from $17,295 to $33,636. Over a similar period, according to the North Carolina Employment Security Commission, the seasonally-adjusted labor force grew from 3,441,436 to 4,531,872, and it has undergone significant changes during this period, as the State has moved from an agricultural economy to a service and goods-producing economy. Income growth is projected to slow for the next fiscal year with a modest rebound in wage and salary growth forecast for 2010. As reported by the North Carolina Employment Security Commission, the State’s seasonally-adjusted unemployment rate in September 2009 was 10.8% of the labor force, compared to the nationwide unemployment rate of 9.8% for the same period.
     Agriculture is another basic element of the State’s economy. In calendar year 2007, the State’s agricultural industry, including food, fiber, and forest, contributed over $70.8 billion to the State’s economy, accounted for 15% of the State’s income, and employed over 17% of the workforce. Gross agricultural income was almost $8.7 billion in 2007, placing the State eighth in the nation in gross agricultural income and seventh in the nation in net farm income. The poultry industry is the leading source of agricultural income in the State, accounting for approximately 39.1% of gross agricultural income in 2008, followed by the pork industry at approximately 22.3%, Christmas trees and greenhouse and nursery products at approximately 8.0%, and the tobacco industry at approximately 7.0%. According to the State Commissioner of Agriculture, in 2008 the State ranked first in the nation in the production of all tobacco, flue-cured tobacco, and sweet potatoes; second in hogs, turkeys, and Christmas trees; and third in trout sold and processing cucumbers.
     A significant military presence in the State contributes further to the diversity of the State’s economic base. A 2008 State Department of Commerce study found that the military had a $23.4 billion total impact on the State’s economy. The major military installations in the State are Camp Lejuene Marine Corps Base, New River Air Station, Fort Bragg Army Base, Pope Air Force Base, Cherry Point Marine Corps Air Station, and Seymour Johnson Air Force Base. The State created a task force, headed by the now Governor, to assist the federal Base Realignment and Closure Commission (the “BRAC Commission”) in reviewing proposed realignments and closures of federal military bases. The BRAC Commission completed its review and submitted its recommendations to the President on September 8, 2005, which became law on November 9, 2005. The BRAC Commission recommended the closure

64

of two reserve military centers and the realignment of six other military bases in the State. The impact on area employment for the State was minimal. Several ongoing projects at Fort Bragg Army Base will result in more than 2,600 active duty U.S. Army personnel coming to North Carolina and another 2,000 civilian jobs being created by 2013.
     The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the opinion of the Department of State Treasurer after consultation with the State Attorney General, an adverse decision in any of these cases would not materially adversely affect the State’s ability to meet its financial obligations.
     1. Hoke County et al. v. State of North Carolina, et al. (formerly Leandro, et al. v. State of North Carolina and State Board of Education) — Funding of Public Education. In 1994, students and boards of education in five counties in the State filed suit requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various statutes relating to public education. Five other school boards and students intervened and alleged claims for relief on the basis of the high proportion of at-risk and high-cost students in their counties’ systems. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law.
     The State filed a motion to dismiss, which was denied. On appeal the State Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties but remanded the case for trial on the claim for relief based on the Court’s conclusion that the constitution guarantees every child the opportunity to obtain a sound basic education. The trial on the claim of one plaintiff’s county was held in the Fall of 1999. In rulings issued in the Fall of 2000 and Spring of 2001, the trial court concluded that at-risk children in the State are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education, and ordered an investigation into why certain school systems succeed without additional funding. Following the State’s filing of an appeal of these rulings, the trial court re-opened the trial and called additional witnesses in the Fall of 2001.
     On April 4, 2002, the trial court issued its final order in the case, reaffirming its prior rulings and finding that the State must take all necessary actions to provide each child with the “sound basic education” guaranteed by the State Constitution. The trial court’s order directed the State to provide written reports every 90 days on the steps it has taken to comply with the order. On July 30, 2004, the State Supreme Court affirmed the majority of the trial court’s orders, thereby directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The Supreme Court did agree with the State that the trial court exceeded its authority in ordering pre-kindergarten programs for at-risk children. The State is now undertaking measures to respond to the trial court’s directives. The magnitude of State resources which may ultimately be required cannot be determined at this time; however, the total cost could exceed $100 million.
     2. N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al. — Use of Administration Payments. On December 14, 1998, plaintiffs, including the county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe, and Lenoir Counties, filed suit requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina Constitution must be paid to the schools. The trial court ruled in favor of plaintiffs on December 14, 2001.
     In its order, the trial court concluded that specifically identified monetary payments assessed and collected by state agencies are civil fines or penalties whose disposition is controlled by Article IX, Section 7 of the State Constitution. The trial court also concluded the statutes under which these funds are distributed are “unconstitutional and void” to the extent they provide that the money is to “go to agencies or for purposes other than the public schools.” Based upon these conclusions of law, the trial court directed the “clear proceeds” of the affected civil fines and penalties be remitted to the public schools.
     The trial court also declared “unconstitutional and void” the portions of the State Civil Penalty and Forfeiture Fund and the State School Technology Fund which operate to collect in a central fund and equitably distribute civil fines and penalties to the State’s school system for the purpose of supporting local school technology plans. The order required state agencies to remit civil fines and penalties directly to the local board(s) of education in the county in which the violation leading to the payment occurred for use in the board(s) discretion.
     Finally, the trial court determined a three-year statute of limitations applies, allowing the order to be enforced retroactively from the date the civil action was filed to include all affected civil fines and penalties collected by State agencies since December 1995. However, the court stayed the operation and enforcement of the order pending appeal. On appeal, the State Court of Appeals rendered

65

a decision in September 2003 mostly favorable to the State. Further appeal was made to the State Supreme Court, which on July 1, 2005 affirmed in part and reversed in part the decision of the State Court of Appeals and concluded that a majority of the funds in dispute are civil penalties required to be paid into the Civil Penalty and Forfeiture Fund for the benefit of public schools. On August 8, 2008, the trial court entered judgment in favor of plaintiffs in the amount of $750 million. The State General Assembly is aware of the judgment and will determine how to respond.
     3. Southeast Compact Commission — Disposal of Low-Level Radioactive Waste. North Carolina and seven other southeastern states created the Southeast Interstate Low-Level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997, the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. The Compact subsequently petitioned the United States Supreme Court to allow the filing of its complaint against the State demanding repayment of $80 million of Compact payments expended on the permitting of the site, plus $10 million of future lost income, interest, and attorneys’ fees. The United States Supreme Court denied the Compact’s petition in August 2001. On August 5, 2002, the Compact, with the addition of four member states as plaintiffs, filed a new motion requesting the United States Supreme Court to accept the claim under its original jurisdiction. On June 16, 2003, the United States Supreme Court accepted jurisdiction of the case, and the State filed an answer and motion to dismiss. On November 17, 2003, the motion to dismiss was denied, and the United States Supreme Court appointed a special master with authority to determine when additional pleadings will be filed in the case. The Special Master heard oral arguments on dispositive motions filed by both sides on September 3, 2004, and in September 2006 allowed North Carolina’s motions as to several claims. On April 2, 2009, the Special Master filed his “Preliminary Report” and his “Second Report” recommending that the Court dismiss the claims seeking enforcement of the monetary sanction imposed against the State by the Compact Commission, as well as the entry of partial summary judgment finding that the State did not breach the Compact when it withdrew. Briefing by the parties on Exceptions to the Reports of the Special Master concluded on September 9, 2009. It is anticipated that the case will be scheduled for oral argument before the United States Supreme Court during the 2009-2010 Term.
     4. State Employees Association of North Carolina v. State of North Carolina; Stone v. State of North Carolina — Diversion of Employer’s Retirement System Contribution. On May 22, 2001, SEANC filed an action demanding repayment of approximately $129 million in employer retirement contributions to the State retirement system. The Governor withheld, and subsequently used, the withheld funds under his constitutional authority to balance the State budget. The trial court dismissed the action on May 23, 2001 for lack of standing, among other things. Plaintiffs appealed to the State Court of Appeals, and on December 3, 2002, the Court of Appeals affirmed the trial court’s dismissal of the action for lack of standing. On June 13, 2003, the State Supreme Court reversed the lower courts on the issue of standing and remanded the case back to the Court of Appeals for further consideration. The Court of Appeals remanded the case to the trial court without opinion and without considering any remaining issues.
     In June 2002, the Stone case was filed on behalf of individual State employees and retirees seeking repayment of withheld employer contributions and a prohibition against future diversions. A class comprised of all members of the retirement system was certified and the case proceeded through class notification and toward trial. On September 6, 2006 and on February 27, 2007, the trial court issued separate orders granting summary judgment in favor of the plaintiffs on two of their claims that the diversion of funds violated the State Constitution, while granting summary judgment in favor of the State on the remaining claims. These orders did not direct any repayment of funds. On August 5, 2008, the State Court of Appeals affirmed the order of the trial court. On June 17, 2009, the parties’ appeals to the State Supreme Court were dismissed and their petitions for discretionary review were denied. The case now returns to the trial court for consideration of damages. Because the General Assembly has repaid the principal amount withheld from the Retirement System, consideration will focus on lost interest and earnings, if any. A new judge will need to be appointed to hear the case, as the judge previously assigned to the case is now employed by the State Department of Transportation.
     5. Goldston, et al. v. State of North Carolina, et al. — Diversion of Highway Trust Funds. On November 14, 2002, a former Secretary of the Department of Transportation and a retired State Senator sued the Governor and the State for using Highway Trust Fund money in the State’s General Fund. The Governor’s Executive Order No. 19 transferred $80 million from the Highway Trust Fund to the General Fund for purposes of balancing the State budget. Also, the General Assembly in its 2002 Special Session authorized this transfer and the transfer of an additional $125 million during fiscal year 2003 in the form of a loan to be repaid with interest through 2009. The suit alleges that these actions are unlawful and unconstitutional and requests a declaration that taxes collected for purposes of Highway Trust Fund expenditures cannot be used for other purposes. Summary judgment was granted in favor of the State on all issues, and plaintiffs appealed. In a unanimous decision filed September 20, 2005, the State Court of Appeals affirmed the granting of summary judgment in favor of the State. Plaintiffs filed a petition for discretionary review with the State

66

Supreme Court, which agreed on March 3, 2006 to review a portion of the decision of the State Court of Appeals. On December 15, 2006, the State Supreme Court reversed the lower courts on the issue of standing and remanded the case for further proceedings by the trial court. The trial court, on March 7, 2008, again granted summary judgment in favor of the State. Plaintiffs appealed to the State Court of Appeals, and oral arguments were held in the case on January 28, 2009. In an opinion filed September 15, 2009, the Court of Appeals held that although the General Assembly had the authority to transfer $125 million from the Highway Trust Fund to the General Fund, the Governor exceeded his constitutional authority in transferring $80 million from the Highway Trust Fund to the General Fund. The State will appeal this decision.
     6. State of North Carolina v. Philip Morris, Inc., et al. — Master Settlement Agreement (“MSA”) Payments. On April 20, 2006, the State filed a Motion for Declaratory Order in the State Business Court against defendants Philip Morris, Inc., R.J. Reynolds Tobacco Company, and Lorillard Tobacco Company seeking a declaration that: (1) in 2003, the State continuously had a qualifying statute in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the MSA; (2) the State is not subject to a Non-Participating Manufacturers’ Adjustment for 2003; and (3) defendants are obligated not to withhold or pay into a disputed payments account any payments due, or seek any offset of any payments made, on the basis that the State is subject to a Non-Participating Manufacturers’ Adjustment for 2003. Defendants filed a motion to compel arbitration of this case pursuant to the terms of the MSA. On December 4, 2006, the State Business Court granted Defendants’ motion and ordered the parties to submit their dispute to an arbitration panel. Further litigation was stayed pending the outcome of the arbitration. The State Court of Appeals upheld the order for arbitration, and on March 19, 2009, the State’s petition for discretionary review was denied by the State Supreme Court. The State will, therefore, now be required to participate in a national arbitration process with the tobacco companies and all other MSA states. The State may be unable to recover a portion of 2006’s MSA payment if it does not prevail in this litigation.
     7. Wal-Mart Stores East, Inc. v. Tolson — Refund of Corporate Income Tax. On March 17, 2006, Wal-Mart filed a complaint seeking a refund of over $33.5 million in corporate income taxes. The case challenges the authority of the State’s Secretary of Revenue to require Wal-Mart to file a “combined return” on various statutory and constitutional grounds. On January 4, 2008, the trial court granted summary judgment in favor of the State, finding that Wal-Mart’s corporate structure for payment of rent had no real economic substance apart from its beneficial effect on Wal-Mart’s tax liability. Wal-Mart appealed to the State Court of Appeals, which affirmed the trial court’s order for summary judgment on May 19, 2009. Wal-Mart has further appealed to the State Supreme Court.
     The State is also involved in numerous other claims and legal proceedings, many of which normally occur in governmental operations. A review of the status of outstanding lawsuits involving the State by the State Attorney General did not disclose any other proceedings that are expected to have a material adverse effect on the financial position of the State.
     In its 1996 Short Session, the North Carolina General Assembly approved State general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November 1996. In March 1997, the State issued $450 million of the authorized school bonds. In November 1997, the State issued $250 million of the authorized highway bonds. In April 1998, the State issued an additional $450 million of the authorized school bonds. In April 1999, the State again issued an additional $450 million of the authorized school bonds. In September 2000, the State issued an additional $295 million of the authorized school bonds, and another $100 million of the authorized school bonds were issued in March 2001. In May 2002, the State issued the final $55 million of the authorized school bonds. In November 2003, the State issued an additional $400 million of the authorized highway bonds. The remaining $300 million of the authorized highway bonds were issued by the State in September 2004.
     On November 3, 1998, North Carolina voters approved the issuance of $800 million in clean water bonds and $200 million in natural gas facilities bonds. The clean water bonds provide grants and loans for needed water and sewer improvement projects for the State’s municipalities, and fund programs to reduce pollution in the State’s waterways. The natural gas bonds provide grants, loans and other financing for local distribution companies or state or local government agencies to build natural gas facilities, in part to help attract industry to the State’s rural regions. In September 1999, the State issued a total of $197.4 million of authorized clean water bonds and natural gas facilities bonds, $177.4 million of which were a combination of clean water bonds ($172.4 million) and natural gas facilities bonds ($5 million) and $20 million of which were solely natural gas facilities bonds. In October 1999, the State issued an additional $2.6 million of the authorized clean water bonds. In September 2000, the State issued an additional $5 million of the authorized natural gas facilities bonds. In March 2001, the State issued an additional $30 million of the authorized clean water bonds. In March 2002, the State issued an additional $204.4 million of the authorized clean water bonds and an additional $35 million of the authorized natural gas facilities bonds. In April 2002, the State issued an additional $10.6 million of the authorized clean water bonds. In December 2002, the State issued an additional $18.8 million of the authorized clean water bonds and an additional $50 million of the authorized natural gas facilities bonds. In January 2003, the State issued an additional $2.9 million of the authorized clean water

67

bonds. In April 2003, the State issued an additional $33 million of the authorized natural gas facilities bonds. In May 2003, the State issued an additional $3.65 million of the authorized clean water bonds. In March 2004, the State issued an additional $36 million of the authorized natural gas facilities bonds. The remaining $16 million of the authorized natural gas facilities bonds were issued by the State in January 2005.
     On November 7, 2000, North Carolina voters approved the issuance of $3.1 billion in general obligation higher education bonds to finance improvements to the facilities of the 16 public universities and 59 community colleges in the State. In March 2001, the State issued $250 million of the authorized higher education bonds. In May 2002, the State issued an additional $300 million of the authorized higher education bonds.
     In March 2003, the State issued bonds representing a consolidation of the clean water bonds and the higher education bonds in the approximate amount of $320 million. In April 2003, the State issued approximately $283.3 million of additional consolidated public improvement bonds. These two issuances consisted of a total of $38.4 million of the clean water bonds and $564.9 million of the higher education bonds. In March 2004, the State issued approximately $707.9 million of additional consolidated public improvement bonds. This issuance consisted of a total of $90.8 million of the clean water bonds and $617.1 million of the higher education bonds. An additional $15.255 million of the clean water bonds was issued separately by the State in March 2004. In January 2005, the State issued $705.5 million of additional consolidated public improvement bonds, consisting of a total of $41 million of the clean water bonds and $664.5 million of the higher education bonds. In March 2006, the State issued an additional $70 million of the authorized clean water bonds, and in June 2006, the State issued an additional $300 million of the authorized higher education bonds. In March 2007, the State issued the remaining $99.3 million of the authorized clean water bonds and $403.5 million of the authorized higher education bonds.
     The 2008 General Assembly authorized the issuance of $107 million of general obligation indebtedness pursuant to provisions in the State Constitution that permit the issuance of general obligation debt without voter approval to the extent of two-thirds of the net reduction of outstanding general obligation debt over the previous biennium. Currently none of the $107 million of general obligation indebtedness so authorized has been issued. The 2009 General Assembly authorized the issuance of $487.7 million of general obligation indebtedness pursuant to provisions in the State Constitution that permit the issuance of general obligation debt without voter approval to the extent of two-thirds of the net reduction of outstanding general obligation debt over the previous biennium. Currently none of the $487.7 million of general obligation indebtedness so authorized has been issued. The 2009 General Assembly modified the way that existing authorized and unissued indebtedness may be financed in the future. Projects may be financed using general obligation bonds up to a limit of $487.7 million or with appropriation supported special indebtedness financing up to a limit of $1.413 billion. Projects may also be financed in total by some combination of general obligation bonds and special indebtedness.
     In addition, the State refinanced over $1.8 billion of its existing debt in the years 2002 through 2007 to improve cash flow and to take advantage of lower interest rates by reducing its future debt service payments. In October 2009, the State issued another $371.9 million in general obligation refunding bonds. Since 2002, the State has also issued approximately $1.24 billion in certificates of participation and lease-purchase revenue bonds. The fiscal year 2006-2007 budget authorized the issuance of over $672 million of special indebtedness as follows: $429.3 million for psychiatric hospitals and a public health laboratory for the Department of Health and Human Services, $132.2 million for medical and mental health centers for the Department of Correction, $45.8 million for higher education projects, and $64.8 million for other State projects. The fiscal year 2007-2008 budget authorized the issuance of over $669 million of special indebtedness as follows: $481 million for higher education projects; $120 million to acquire State park land, natural heritage land, and to acquire waterfront properties or develop facilities for the purposes of providing public and commercial waterfront access; $35 million for an education and visitors center at Tryon Palace; and $33 million for correctional facilities. The fiscal year 2008-2009 budget authorized the issuance of over $734 million of special indebtedness as follows: $512.2 million for higher education projects; $109.1 million for correctional facilities; $50 million for acquiring State park lands and conservation areas; and $62.7 million for other State projects.
     In fiscal year 2007-2008, the State issued $275 million in certificates of participation, and on September 26, 2007, the State issued $287.6 million in Grant Anticipation Revenue Vehicle (GARVEE) bonds to pay for federal road projects throughout the State, including repairs, resurfacing, and safety improvements along several interstates. The State General Assembly approved the use of GARVEE bonds in 2005, which will be repaid with federal transportation money the State expects to receive in the years ahead, rather than through State tax revenues. On August 1, 2008 and May 1, 2009, the State issued $200 million and $400 million, respectively, in Capital Improvement Limited Obligation Bonds, the repayment of which is limited to the funds appropriated for that purpose by the State General Assembly in its discretion. The purpose of these bonds is to finance various capital projects.

68

     The General Assembly has created the North Carolina Turnpike Authority as a State agency authorized to construct and operate toll roads within the State, and has authorized the Turnpike Authority to issue toll road revenue bonds to finance such costs. At present, the Turnpike Authority is planning the financing and construction of five toll facility projects within the State. In 2008, the General Assembly enacted legislation authorizing the transfer of funds from the Highway Trust Fund to the Turnpike Authority, with the proceeds of such transfer to be used to pay debt service on bonds issued by the Turnpike Authority for its facility projects and for certain related purposes. The legislation establishes an appropriation to the Turnpike Authority of $25 million for the fiscal year ending June 30, 2009, $64 million for the fiscal year ending June 30, 2010, and a continuing appropriation of $99 million for fiscal years thereafter. The legislation provides that the General Assembly may amend such appropriations or decrease or eliminate the amount of such appropriations by future legislation. The Turnpike Authority has expressed its intention to proceed with bond issues in which all or some source of repayment of the Turnpike Authority’s bonds will be such future appropriations. A bond issue obligating the first $25 million of appropriations to be received annually was issued in July 2009.
     The State currently has authorized but unissued debt subject to annual appropriation of approximately $1.413 billion, and the State anticipates that all or a large portion of this debt subject to annual appropriation will be issued from time to time over the next several years. The State currently has $6.875 billion in outstanding long-term debt subject to annual appropriation. The February 2008 study of the State Debt Affordability Advisory Committee reported that all of the State’s debt ratios are at or below median levels for the State’s peer group composed of states rated “triple A” by all three rating agencies. Thus, the study concludes that the State’s debt is considered manageable at current levels. Credit rating agencies consider a debt affordability study as a positive factor when evaluating issuers and assigning credit ratings.
     The State’s general obligation bonds are rated AAA with a “stable” outlook by Fitch Ratings, AAA with a “stable” outlook by Standard & Poor’s Rating Services, and Aaa with a “stable” outlook by Moody’s Investors Service, the highest ratings attainable. On January 12, 2007, Moody’s reinstated North Carolina’s Aaa rating, citing the State’s strong financial performance, replenishment of depleted reserves, recent economic gains that surpass national averages, and the State’s effective fiscal management and healthy financial outlook.
     Hurricane Isabel came ashore near Ocracoke on the Outer Banks of the State on September 18, 2003. The storm hammered the fragile Outer Banks and raked across the northeastern portion of the State, causing widespread destruction to homes, businesses, and farms. 47 of the State’s 100 counties were declared disaster areas. The State Department of Agriculture reported that damage to crops, livestock, and farm structures in the State exceeded $152 million. Damage to timber in the State was estimated at $565 million, with more than 833,000 acres sustaining some level of damage. By the end of December 2003, more than $155 million in federal and State disaster assistance to individuals, households, local governments, and private nonprofits had been approved. The federal government covered 75 percent of the costs; the State paid the other 25 percent.
     The State suffered the effects of six tropical weather systems in 2004. In August, Hurricanes Alex, Bonnie, and Charley caused flooding and widespread power outages in eastern North Carolina. In September, Hurricanes Frances, Ivan, and Jeanne devastated central and western North Carolina with torrential rainfall that spawned flash flooding and numerous debris flows, including mudslides and rock falls. Only Hurricanes Frances and Ivan met the criteria necessary to achieve a Federal Disaster Declaration, while Hurricanes Alex, Bonnie, Charley, and Jeanne met the criteria necessary for a State Disaster Declaration. These storms caused over $230 million in damages that was eligible for state and federal governmental assistance. The State’s share was approximately $90 million. In order to match federal funds available to the State for federal disaster recovery services, the Governor ordered State agencies to revert 0.75 percent of their 2004-05 budgets to provide $120 million for storm relief.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS
     The concentration of investments in South Carolina Tax-Exempt Obligations by the South Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of South Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the South Carolina Fund and its portfolio securities. This section briefly describes current economic trends in South Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of South Carolina Tax-Exempt Obligations and other sources that are generally available to investors. BB&T Funds has not independently verified this information.
     The South Carolina Constitution requires the General Assembly to provide a balanced budget process. South Carolina law provides that the State Budget and Control Board shall, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. The State Constitution further provides that annual increases in State appropriations may not exceed the annual growth rate of the economy of the State and that the annual increases in the number of State employees may not exceed the

69

average growth of the population of the State. Such limits on growth are subject to suspension (for any one fiscal year) by a super majority of the General Assembly.
     The State Constitution also establishes (i) a General Reserve Fund to be maintained in an amount equal to 3% of General Fund revenues for the latest completed fiscal year for the purpose of covering operating deficits of State government; and (ii) a Capital Reserve Fund equal to 2% of the prior fiscal year’s General Fund revenues to provide capital improvements or retire State bonds previously issued. The constitutional provisions with respect to the General Reserve Fund require that the General Assembly provide for a procedure to survey the progress of the collection of revenue and the expenditure of funds and require the General Assembly to authorize and direct reduction of appropriations as may be necessary to prevent a deficit. Such provisions require that, should a year-end operating deficit occur, so much of the General Reserve Fund as may be necessary must be used to cover the deficit. The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for that fiscal year, the current fiscal year’s appropriation to the Capital Reserve Fund shall be reduced to the extent necessary before any reduction is made in operating appropriations. If it is determined that the fiscal year has ended with an operating deficit, the State Constitution requires that funds in the Capital Reserve Fund shall be applied, to the extent necessary, to the fiscal year’s end operating deficit before withdrawing moneys from the General Reserve Fund for such purpose. Amounts withdrawn from the General Reserve Fund must be restored within three fiscal years until the three percent (3%) requirement is again reached.

70

          The following chart reflects activity in for the General Reserve Fund and the Capital Reserve Fund for the ten year period ended June 30, 2009.

	General Reserve Fund				Capital Reserve Fund
Fiscal Year Ended	Beginning			Ending	Beginning	Mid Year
June 30	Balance	Additions	Reductions	Balance	Balance	Reductions	Appropriations
2009	$95,122,617	$12,974,290	$—	$108,096,907	$133,170,058	$133,170,058	$—
2008	167,731,819	19,048,978	91,658,180	95,122,617	124,520,532	124,520,532	—
2007	153,488,394	14,243,425	—	167,731,819	111,821,213	—	111,821,213
2006	75,154,528	78,333,866	—	153,488,394	102,325,596	—	102,325,596
2005	25,154,528	50,000,000	—	75,154,528	99,356,026	—	99,356,026
2004	—	74,454,127	49,299,599	25,154,528	98,599,197	98,599,197	—
2003	—	38,797,374	38,797,374	—	101,606,475	101,606,475	—
2002	60,523,390	2,285,711	62,809,101	—	100,134,739	100,134,739	—
2001	145,371,047	2,545,350	87,393,007	60,523,390	98,610,931	98,610,931	—
2000	137,649,483	7,721,564	—	145,371,047	96,914,031	—	96,914,031
1999	130,379,733	7,269,750	—	137,649,483	91,766,322	—	91,766,322
     As noted above, the State Constitution requires a procedure for the monitoring of revenues and expenditures with a view to a reduction of appropriations as may be necessary to prevent a deficit. For the purpose of providing projections and forecasts of revenues and expenditures and advising the State Budget and Control Board on economic trends, the General Assembly established the Board of Economic Advisors. Particularly with respect to the constitutional requirement of monitoring revenues, statutory provisions require that the Board of Economic Advisors provide to the State Budget and Control Board quarterly estimates of State revenues. If at the end of the first or second quarter of any fiscal year, quarterly revenue collections are 4% or more below the amount projected for such quarter by the Board of Economic Advisors, the State Budget and Control Board is required, within fifteen days of such determination, to take action to avoid a fiscal year end deficit.
     The following tables reflect budgetary results for each of the fiscal years ending 1998 through 2008.
     General Fund Revenue. The following chart reflects revenue forecasts and actual collections for the General Fund on a budgetary basis for the ten year period ended June 30, 2008.

	($ in millions)
Fiscal Year Ended		Legislative	Appropriation Act	Actual	% Change
June 30	Forecast	Adjustments	Estimate	Revenue	Over Prior Year
2008	$6,840.1	$(218.2)	$6,621.9	$6,392.4	-4.0%
2007	6,213.9	(94.7)	6,119.2	6,658.5	6.9%
2006	5,462.0	(2.4)	5,459.6	6,226.0	11.4%
2005	5,128.8	(39.2)	5,089.6	5,591.1	9.3%
2004	4,998.6	5.4	5,004.0	5,116.3	3.0%
2003	5,363.0	22.0	5,385.0	4,967.8	0.8%
2002	5,390.4	77.0	5,467.4	4,930.0	-3.0%
2001	5,336.8	(19.9)	5,316.9	5,080.3	1.5%
2000	4,922.9	22.6	4,945.4	5,006.7	1.5%
1999	4,643.3	24.3	4,667.6	4,930.5
     General Fund Appropriations. The following chart reflects appropriations, reductions and sequestrations, and actual expenditures for the General Fund on a budgetary basis for the ten year period ended June 30, 2008.

71

	($ in millions)
Fiscal Year Ended		Reductions and	Adjusted	Actual	% Change
June 30	Appropriations	Sequestrations	Appropriations	Expenditures	Over Prior Year
2008	$6,722.2		$6,722.2	$7,037.3	13.0%
2007	6,108.0	—	6,108.0	6,229.1	8.9%
2006	5,617.2	—	5,617.2	5,721.1	12.8%
2005	5,222.4	—	5,222.4	5,073.2	4.3%
2004	4,954.1	141.6	4,812.5	4,864.6	-2.6%
2003	5,444.4	518.2	4,926.2	4,994.6	-3.6%
2002	5,551.9	426.6	5,125.3	5,178.8	-4.5%
2001	5,303.9	146.7	5,157.2	5,422.9	6.9%
2000	4,944.9	—	4,944.9	5,070.9	9.4%
1999	4,615.2	—	4,615.2	4,637.2
     Fund Balance. The following chart reflects the fund balance of the General Fund on a modified accrual basis for the ten year period ended June 30, 2008.

	($ in millions)
Fiscal Year Ended			Total
June 30	Reserved	Unreserved	General Fund
2008	$341.8	$(77.7)	$264.1
2007	413.2	679.8	1,093.0
2006	280.2	833.7	1,113.9
2005	142.7	345.4	488.1
2004	90.6	(97.6)	(7.0)
2003	58.0	(204.4)	(146.4)
2002	67.6	(207.6)	(140.0)
2001	153.1	(173.8)	(20.7)
2000	388.1	33.3	421.4
1999	335.0	31.4	366.4
     The original revenue estimate adopted by the Board of Economic Advisors for the State’s Budgetary General Fund for the fiscal year ended June 30, 2009 was $7,246.4 million, and the appropriation act estimate as enacted by the General Assembly was $6,735.7 million. On July 21, 2008, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $7,106.4 million, a decrease of $140.0 million, and a 1.9% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on August 12, 2008 reduced the State’s Capital Reserve Fund of $133.2 million as required by the State Constitution and the State’s fiscal year 2008-09 Appropriation Act. Reduction of the Capital Reserve Fund reduces appropriations to the Capital Reserve Fund to the extent necessary to avoid mandatory reductions in operating appropriations. Additionally, the State Budget and Control Board mandated an across the board reduction of General Fund appropriations of 3% for all agencies except where prohibited by proviso and approved a 3% reduction of the Local Government Fund. Additionally, certain agency appropriations lapsed as a result of suspension of a provision that, in some years, has allowed agencies to carry forward to the next fiscal year up to 10% of their unexpended appropriations. This provision was automatically suspended for the fiscal year because of reduction of the Capital Reserve Fund. On October 8, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,692.4 million, a decrease of $414 million, and a 7.6% reduction to its original fiscal year 2008-09 estimate. On October 20, 2008, the South Carolina General Assembly reconvened to amend the general appropriations act for fiscal year 2008-09, enact targeted reductions in General Fund appropriations, suspend actions of the State Budget and Control Board described above that mandated the across board reduction of General Fund appropriations and the reduction to the Local Government Fund, and validate and confirm use of the Capital Reserve Fund to offset the revenue shortfall for fiscal year 2008-09. These amendments to the 2008-09 appropriations act totaled expenditure reductions of $621.1 million, consisting of $487.9 million in targeted reductions and the $133.2 million reduction of the Capital Reserve Fund described above. On November 7, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,557.4 million, a decrease of $135.0 million, and a 9.5% reduction to its original fiscal year 2008-09 estimate. On December 10, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,327.7 million, a decrease of $229.7 million, and a 12.7% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on December 11, 2008 mandated an across the board reduction of General Fund appropriations of 7% for all agencies except where prohibited by

72

proviso and approved a 7% reduction of the Local Government Fund. On March 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,263.3 million, a decrease of $64.4 million, and a 13.6% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on March 18, 2009 mandated an across the board reduction of General Fund appropriations of 2% for all agencies except where prohibited by proviso. On June 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,171.3 million, a decrease of $92.0 million, and a 14.8% reduction to its original fiscal year 2008-09 estimate.
     On August 14, 2009, the state’s Comptroller General reported that the state completed the 2008-09 fiscal year with a net budgetary general fund deficit of $339.5 million. Accordingly, $133.2 million of the 2008-09 Capital Reserve Fund and $108.1 million of the General Reserve Fund were applied to offset the budgetary deficit. Despite these offsets, the state completed the 2008-09 fiscal year with a $98.2 million net budgetary general fund deficit following application of reserves. In response, the State Budget and Control Board at its meeting on September 3, 2009, acting pursuant to the South Carolina Code of Laws, approved a borrowing in the amount of $98,216,617, the amount needed to balance the Budgetary General Fund. The borrowing was effected from surplus funds that are held in the General Deposit Account within the custody of the State Treasurer, and must be repaid on or before June 30, 2011 from the fiscal year 2010-11 General Fund.
     The original revenue estimate adopted by the Board of Economic Advisors for the State’s Budgetary General Fund for the fiscal year ending June 30, 2010 was $6,070.6 million, and the appropriation act estimate as enacted by the General Assembly was $5,714.0 million. On June 11, 2009, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,950.6 million, a decrease of $120.0 million, and a 2.0% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on June 29, 2009 reduced the State’s Capital Reserve Fund of $120.0 million (effective July 1, 2009 with subsequent ratification at its next meeting) as required by the State Constitution and the State’s fiscal year 2009-10 Appropriation Act. On July 16, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,742.3 million, a decrease of $208.3 million, and a 5.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on September 3, 2009 reduced the remaining balance in the Capital Reserve Fund of $7.8 million and mandated an across the board reduction of general fund appropriations of 4.04% for all agencies except where prohibited by proviso or statute. On November 10, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,620.0 million, a decrease of $122.3 million, and a 7.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on December 15, 2009 mandated an across the board reduction of general fund appropriations of 5.0% for all agencies except where prohibited by proviso or statute. The action taken by the State Budget and Control Board on December 15, 2009 included consideration for the $122.3 million revenue revision adopted by the by the Board of Economic Advisors on November 10, 2009, and an additional $98.2 million necessary to avoid a year-end deficit in fiscal year 2009-10 that arose as a consequence of the previously described deficiency in the Budgetary General Fund when closing the books on June 30, 2009.
     Through November 30, 2009, total General Fund revenue collections year to date were under the fiscal year 2009-10 revised revenue plan adopted on November 10, 2009 by $38.7 million or 1.6%, and were under prior year collections for the same period by $165.8 million or 6.5%.
     The State’s most recently published audited Comprehensive Annual Financial Report is available at http://www.cg.state.sc.us.
     Section 11-11-350 of the South Carolina Code provides that each State agency, department, institution, or entity receiving in the aggregate one percent or more of the State’s General Fund appropriations for any fiscal year shall provide to the Office of State Budget an estimate of its planned General Fund expenditures for the next three fiscal years. This data, in conjunction with the Board of Economic Advisors’ long-term revenue estimate, must be compiled by the Office of State Budget into a three-year financial plan that will assist the State in determining and planning for its long-term financial commitments. The plan must be updated annually and prepared for submission to the State Budget and Control Board, the Speaker of the House of Representatives, and the President Pro Tempore of the Senate during the second quarter of each fiscal year.
     Section 11-11-345 of the South Carolina Code provides that, if the Comptroller General determines upon the closing of the State’s financial books for a fiscal year that the State has a negative Generally Accepted Accounting Principles Fund balance (a “GAAP Fund Deficit”), any appropriations contained in a general or supplemental Appropriation Act which expends surplus general fund revenues or in a Capital Reserve Fund Appropriation Act to be effective during the next fiscal year are suspended and must be used to the extent necessary to offset the GAAP Fund Deficit in the manner the General Assembly shall provide.

73

     The State has not defaulted on its bonded debt since 1879 and has not incurred any debt to fund operating deficits since 1932. As noted above, however, the State did experience certain budgeting difficulties over several of the last ten fiscal years resulting in mid-year reductions in funding of state agencies in those years. Such difficulties have not to date impacted on the State’s ability to pay its indebtedness, but did result in Standard & Poor’s Rating Service lowering its rating on South Carolina general obligation bonds from AAA to AA+ in July 2005. South Carolina’s general obligation bonds are currently rated Aaa by Moody’s Investor Services, Inc., as they have been continuously for several decades and AAA by Fitch Ratings. Such ratings apply only to the general obligation bonded indebtedness of the State and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State. There can be no assurance that the economic conditions on which the above ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See the appendix to this SAI.
     The State’s economy was predominantly dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the gross state product. Since the 1950’s, the State’s economy has undergone a gradual transition to other activities. At December 31, 2008, principal contributors to the State’s gross domestic product were the trade, transportation and utilities industries (20%), and manufacturing sectors (18%), followed by government (15%). During the years 2003-2008, the fastest growing contributors to the State’s gross domestic product were the information industry (8.3% average annual growth), followed by professional and business services (4.9%) and education and health services (3.9%). Manufacturing declined over the period by 2.6% in South Carolina, while growing slightly in both the southeast by 0.4% and the nation by 1.2%. The State’s total gross domestic product grew at an average annual growth rate of 1.0% (v. 2.0% for southeastern states, and 2.0% for the nation) from 2003-2008.
     In 2008, the State’s per capita income increased to $31,854 or 2.4% year over year, compared to an increase of 2.3% for the southeast and 2.9% for the nation. The State’s per capita income was 80.2% of the national (compared to 80.5% in 2007) and 89.0% of the southeast (compared to 88.9% in 2007) per capita income.
     The unemployment rate for South Carolina in 2008 was 8.3% compared to 6.7% nationwide. At November, 2009, the State’s unemployment rate was 12.3%, while the national unemployment rate was 10.0%. Over the past five calendar years, the State’s unemployment rates have generally trended higher than the unemployment rates of other southeastern states and the nation.
SPECIAL FACTORS AFFECTING THE SOUTH CAROLINA TAX-EXEMPT FUND
     The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made.
     Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on certain real property and personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose which is also a corporate purpose of the applicable political subdivision.
     Under Article X of the State Constitution, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of all taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the State Constitution provides for withholding by the State Treasurer of any State appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, shall be applied to the bonded debt. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Political subdivisions may pledge certain additional revenues, however, to secure their general obligation bonds and, certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on bonds for certain capital projects.
     Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.

74

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA TAX-EXEMPT OBLIGATIONS
     The Virginia Intermediate Tax-Free Fund will invest primarily in Virginia Intermediate Tax-Free Fund Obligations. For this reason, the Fund is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal, or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Fund. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.
     In fiscal year 2008, Virginia’s economy weakened as it mirrored the national economy’s slowdown. Virginia’s growth rate was just below the national growth rate for the second consecutive year since 1996. Virginia’s personal income in current dollars grew by just 4.4 percent, the lowest growth in the four previous years. Although higher in fiscal year 2008 than in prior years, unemployment in Virginia was only 3.4 percent, in comparison with the national average, which was 4.9 percent. During fiscal year 2008, new housing in Virginia again fell by 28 percent. Overall, Virginia’s economic decline was not as severe as for the nation as a whole.
     Because of Northern Virginia, with its proximity to Washington, D.C., and Hampton Roads, which has large military installations, the federal government has a significant economic impact on Virginia.
     Among the nonagricultural employment sectors in Virginia, the public administration sector, which includes federal, state, and local government, is the largest, followed by professional and business activities, education and health, and retail trade.
     According to statistics published by the U.S. Department of Labor, Virginia’s unemployment rate from 1998 to 2008 was less than the national unemployment rate each year. Virginia is one of twenty-two states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or other work stoppages. Virginia is also one of the least unionized among the more industrialized states.
     Virginia’s state government operates on a two-year budget. The Constitution of Virginia vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. Virginia law provides that up to 15 percent of a general fund appropriation to an agency may be withheld, if required.
     An amendment to the Constitution, effective January 1, 1993, established the Revenue Stabilization Fund. This Fund is available to offset a portion of anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Fund consists of an amount not to exceed 10 percent of Virginia’s average annual tax revenues derived from taxes on income and retail sales for the three preceding fiscal years.
     General Fund revenues are principally composed of tax revenues. In recent fiscal years, most of the tax revenues have been derived from taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, premiums of insurance companies, and deeds, contracts, wills and suits. Historically, balances in the General Fund have decreased in some years, for example in fiscal years 2001, 2002, 2003, and 2008, and have increased at varying rates in other years, such as fiscal years 1999, 2000, 2004, 2005, 2006 and 2007. The General Fund balance decreased by $1.4 billion in fiscal year 2009, a decrease of 62.9 percent from fiscal year 2008. Overall tax revenues decreased by 8.9 percent from fiscal year 2008 to fiscal year 2009. Individual and fiduciary income tax revenues decreased by 6.3 percent. Additional tax revenue decline occurred in the form of a 19.8 percent decrease in corporation income taxes, while there was a 27.9 percent decrease in other taxes. Public service corporation taxes decreased by 5.2 percent, while state sales and use tax collections decreased by 5.6 percent during fiscal year 2009. Overall revenue and non-tax revenues decreased by 9.0 percent and by 11.5 percent, respectively. Overall expenditures declined by 3.8 percent in fiscal year 2009, compared to a 6.6 percent increase in fiscal year 2008. Individual and family service expenditures decreased by $243.0 million, or 5.7 percent, and education expenditures increased by $223.2 million, or 2.85 percent. General government expenditures decreased $120.5 million or 6.7 percent.

75

     Virginia has a Debt Capacity Advisory Committee that is charged by statute with annually estimating the amount of tax-supported debt, which may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia. Such estimate is provided to the Governor and General Assembly. The Committee is also required to review annually the amount and condition of bonds, notes and other security obligations of Virginia’s agencies, institutions, boards and authorities which are either secured by a moral obligation pledge to replenish reserve fund deficiencies or for which Virginia has a contingent or limited liability. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly. The Committee also reviews the amounts and provisions of bonds, notes and other security obligations of Virginia’s agencies, institutions, boards and authorities which are neither tax-supported debt or obligations secured by a moral obligation pledge to replenish reserve fund deficiencies. The Committee may recommend limits, when appropriate, on these other obligations.
     The Constitution of Virginia prohibits the creation of debt by or on behalf of Virginia that is backed by Virginia’s full faith and credit, except as provided in Section 9 of Article X. Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and Virginia is well within its limit for each.
     Section 9(a) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies; subject to limitations on amount and duration, to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia; and to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to Section 9(a)(2) may not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year.
     Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide referendum. The outstanding amount of such debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three immediately preceding fiscal years. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25 percent of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.
     Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue producing capital projects for executive branch agencies and institutions of higher learning. Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.
     Section 9(d) provides that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project. The repayment of debt issued by the Virginia Public Building Authority, the Virginia College Building Authority 21st Century College and Equipment Program, the Innovative Technology Authority, and the Virginia Biotechnology Research Park Authority is supported solely or in large part by General Fund appropriations.
     The Commonwealth Transportation Board has issued various series of bonds authorized under the State Revenue Bond Act. These bonds are secured by and are payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds that are secured by a portion of the Transportation Trust Fund.
     Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements.
     Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development

76

Authority bonds, Virginia Public School Authority bonds, and Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt, but the General Assembly is not legally required to make any appropriation for such purpose. To date, none of these authorities has advised Virginia that any such deficiencies exist.
     As of June 30, 2008, local government in Virginia was comprised of 95 counties, 39 incorporated cities, and 36 incorporated towns. Virginia is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditures by local governments in Virginia are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. According to figures prepared by the Auditor of Public Accounts of Virginia, the total outstanding debt of counties in Virginia was approximately $13.3 billion as of June 30, 2008, over 50 percent of which was borrowed for public school construction. The outstanding debt for cities at that date was computed by the Auditor of Public Accounts to be approximately $7.8 billion. The outstanding debt for towns, as of June 30, 2008, was calculated by the Auditor of Public Accounts to be approximately $529.6 million.
     Most recently, Moody’s Investors Service has rated the long-term general obligation bonds of Virginia Aaa, Standard & Poor’s Ratings Services has rated such bonds AAA, and Fitch Ratings has rated such bonds AAA. There can be no assurance that such ratings will be continued for any given period of time or that they will not be revised downward or withdrawn entirely by the rating agencies if, in their judgment, the circumstances so warrant. See the Appendix to this SAI.
     On December 17, 2007, Governor Kaine presented the 2008 Budget Bill (House Bill 30 / Senate Bill 30) (the “2008 Budget Bill”) for the 2008-2010 biennium. The 2008 Budget Bill was developed with the following four main objectives in mind:
•	Maintain Virginia’s financial stability for the long term;

•	Make targeted investments that will pay measurable returns in the future;

•	Meet Virginia’s ongoing commitment to fund core services; and

•	Use program performance, financial incentives, and operational streamlining to promote better government.
     The 2008 Budget Bill included $36,174.3 million from the general fund in base spending, and total general fund resources of $36,197.7 million. Recommendations for new spending totaled $2,213.6 million, including $54.0 million for capital outlay funding. General fund budget savings of $463.6 million were also recommended.
     Major items in the 2008 Budget Bill recommended to meet Virginia’s commitment to fund core services included $890.3 million for the estimated state cost of the technical re-benchmarking of the Standards of Quality for elementary and secondary schools and $254.7 million for a proposed salary increase for state and state-supported local employees, teachers and teaching and research faculty at higher education institutions.
     Other proposed spending items included $29.2 million to expand the existing Virginia Preschool Initiative serving at-risk-students; $14.6 million to increase community services board emergency services capacity; $4.9 million in improvements aimed at offender reentry; $38.1 million in semiconductor manufacturing performance grants; and $15.1 million in the Governor’s Development Opportunity Fund. A Revenue Stabilization Fund deposit of $21.3 million in fiscal year 2009 based on actual tax revenues for fiscal year 2007 was included.
     The Virginia General Assembly sent an amended budget to the Governor on March 13, 2008. The budget retained many of the items the Governor introduced. Highlights of the House and Senate conference report included: the funding for certain capital projects from Virginia Public Building Authority/Virginia College Building Authority debt; 2 percent salary increase in both years for state employees and state-supported local employees; 2 percent salary increase for teachers on July 1, 2009; $22 million to increase the per pupil amount for the preschool initiative for disadvantaged four-year olds; $41.6 million for 600 new Mental Retardation waivers in fiscal year 2009; almost $11.1 million per year for base adequacy for institutions of higher education; retaining $15.1 million for the Governor’s Opportunity Fund; and providing $30 million in bond funding to be used for acquisition of open space lands, historic sites, and civil war battlefield preservation.
     The Governor returned the budget bill requesting 41 amendments, primarily technical in nature. The General Assembly accepted 34 of these amendments. On May 23, 2008, the Governor signed the 2008 Budget Bill with one veto, and the 2008 Budget Bill was enacted as Chapter 879 of the 2008 Virginia Acts of Assembly. The bill became effective July 1, 2008 (the “2008 Appropriation Act”).

77

     On December 17, 2008, Governor Kaine presented his proposed amendments to Chapter 879, the 2008 Virginia Acts of Assembly (House Bill 1600 / Senate Bill 850) (the “2009 Budget Bill”) affecting the remainder of the 2008-2010 biennium. The Governor’s objectives were developed with the following goals in mind: maintain Virginia’s financial stability for the long term; make targeted investments that will enhance Virginia’s ability to compete in a global economy; and meet Virginia’s ongoing commitment to fund core services.
     The 2009 Budget Bill included the most recent rounds of executive branch cuts to balance the $2.9 billion revenue shortfall from the budget bill approved during the 2008 Session. Governor Kaine revealed his reduction plan in October for the remainder of fiscal year 2009 and proposed his reductions for fiscal year 2010 on December 17, 2008. The 2009 Budget Bill proposed a withdrawal of $490 million from the Revenue Stabilization Fund to balance the budget for fiscal year 2009. The 2009 Budget Bill did not rely on the Revenue Stabilization Fund to balance fiscal year 2010, so it remains available in 2010 if there is any further slowing in the economy.
     There were several spending initiatives proposed in the budget. These included: $25.9 million in additional funding for undergraduate financial aid in fiscal year 2010; $3.1 million for increased inmate medical costs; $3.0 million in additional funding for the existing pretrial services program; $5.0 million in additional funding for the Governor’s Development Opportunity Fund; $10.0 million to provide funding to support agricultural best management practices; $5.8 million to the Department of Taxation to implement an enhanced compliance initiative; $2.5 million in funding for staffing new and expanded jails; and $10.8 million is additional funding for the Criminal Fund.
     The 2009 Budget Bill was considered by the 2009 General Assembly, which convened on January 14, 2009 and adjourned on February 28, 2009. The 2009 Budget Bill, as amended by the General Assembly, was submitted to the Governor for his approval and reflects the Governor’s revised general fund revenue forecast by reducing revenues by an additional $821.5 million, bringing the total downward revenue revision for the biennium to $3.7 billion. The 2009 Budget Bill provides a total of $14.3 billion for direct aid to public education over the 2008-2010 biennium; includes $10.0 million for a system-wide 8.5 percent increase in student financial aid; includes $183.3 million over the introduced budget for increased enrollment in and utilization of Medicaid due to the economic downturn; adds $.5 million in fiscal year 2010 to partially restore reductions to Virginia state parks; and adds $6.6 million in fiscal year 2010 to fund aid to localities for state support for local police departments required under House Bill 599.
     The Governor signed the amended bill and returned it to the General Assembly with three item vetoes for action at its one-day reconvened session held April 8, 2009. The General Assembly upheld all of the Governor’s budget item vetoes. The 2009 Budget Bill became law on April 8, 2009, as Chapter 781 of the 2009 Virginia Acts of Assembly (the “2009 Appropriation Act”).
     Virginia’s economy, like that of other states, has experienced the impact of reduced consumer confidence, job losses and housing market declines during the 2008-2010 biennium. The Governor and the General Assembly have implemented a series of strategies to address reduced general fund revenue projections of $5.6 billion since the beginning of the 2008-2010 biennium. Revenues have since continued to decline, prompting the Governor to convene, in August 2009, both the Governor’s Advisory Board of Economists and the Governor’s Advisory Council on Revenue Estimates to further consider the revenue forecast for fiscal year 2010. The August 2009 reforecast reduced projected general fund revenues by an additional $1.2 billion for fiscal year 2010. When added to the fiscal year 2009 revenue forecast shortfall of $300 million and netted against the projected general fund balance of $150 million included in the 2009 Appropriation Act, the resulting revenue shortfall for the remainder of the 2008-2010 biennium is projected to be approximately $1.35 billion.
     On September 8, 2009, the Governor announced planned budgetary actions to address the $1.35 billion revenue shortfall in fiscal year 2010. The Governor’s plan proposes no tax increases. There are no proposed reductions to K-12 education funding pending approval by the federal government of an application to further use federal stimulus funding for such purpose. The plan includes a number of budget reduction strategies that are being implemented immediately, including reversion of agency fiscal year 2009 balances, closure of two correctional facilities and a juvenile detention facility, implementation of certain agency-submitted spending reduction plans, elimination of 929 positions and deferral of employer retirement contributions otherwise due in the last quarter of fiscal year 2010. The plan also calls for the withdrawal of $283 million from the Revenue Stabilization Fund. This proposed withdrawal is smaller than the amount permitted by law and will leave a balance in the Revenue Stabilization Fund of $300 million after interest is accrued for fiscal year 2010. Further information on the September 2009 fiscal year 2010 budget reduction plan can be found at http://dpb.virginia.gov/forms/20090908- 1/Reductions2010.PDF.
     The Governor’s Advisory Board of Economists and the Governor’s Advisory Council on Revenue Estimates will be reconvened in the fall of 2009 to review the interim revenue forecast for the upcoming 2010-2012 biennium.

78

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN WEST VIRGINIA AND/OR SPECIAL FACTORS AFFECTING THE WEST VIRGINIA FUND
     Being invested primarily in West Virginia Municipal Securities, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia’s economy and of the financial condition of its state and local governments and their agencies.
     West Virginia’s economy has followed the national economic downturn. The recession’s impact on the West Virginia economy so far, however, has not been as severe as in other parts of the nation. In percentage terms, the State’s job losses are not as large as those in other parts of the United States. This is a result of the performance of the natural resources and mining industries in 2008 and the fact that the State has not been as impacted by the housing correction and banking industry problems experienced nationally.
     The State’s economy is rooted in old economy industries which are undergoing significant change. Coal mining, chemicals and manufacturing still make up an important part of that economy. In the last year coal prices have decreased and the market for coal has softened. Employment in the mining sector has declined since September 2008. Furthermore, the coal industry continues to be under increased scrutiny because of concerns about coal’s environmental impacts and the use of coal faces future regulatory requirements and legislative challenges, all of which may affect the economic feasibility of using coal and conducting mining operations in the future.
     The State’s nonfarm payroll employment decreased by approximately 27,400, or 3.6 percent, from September 2008 to September 2009, with the State losing jobs overall in both the goods-producing sector (mining, construction and manufacturing) and in the service-providing sector. State and local governments continue to make concentrated efforts to encourage diversification of the State’s economy with some success. Legislation adopted implementing some tort reform and the privatization of the workers’ compensation system appear to have engendered a more favorable view of the State in the business community, although there is continued concern about the fairness of the State’s judicial system. In September 2009, West Virginia’s seasonally adjusted unemployment rate was 8.9 percent compared to the national rate of 9.8 percent. These rates are significantly increased from the rates in September 2008 when the West Virginia rate was 4.5 percent compared to a national rate of 6.1 percent.
     In recent years, the State and most local governments have had adequate financial resources but not without struggling to keep expenses in line with revenues. Tax revenues for the State are lagging in the current fiscal year which will end June 30, 2010, and are not expected to meet budget projections. While the State had budget surpluses and has put aside substantial reserves in recent years, the State continues to face significant future financial challenges, including substantial unfunded pension liabilities and the impact on revenues of the economic downturn in the State’s economy. With minimal population growth, population shifting away from the State’s cities, continuing decline in school enrollment, and an aging population, in addition to current economic factors, the State and local governments and school boards continue to struggle to fund operations, cover health care and pension costs, make capital and infrastructure improvements and support public education.
DIVERSIFICATION AND CONCENTRATION
     The Tax-Free Bond Funds are non-diversified funds under the 1940 Act. This means they may invest in the securities of a limited number of issuers. Under the Code, at the end of each fiscal quarter each Tax-Free Bond Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This involves an increased risk of loss to a Tax-Free Bond Fund if the issuer is unable to make interest or principal payments or if the value of such securities declines, and consequently may cause greater fluctuation in the NAV of the Tax-Free Bond Fund’s Shares.
ADDITIONAL INFORMATION
     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations

79

may be changed by legislative or administrative action, and such changes may be retroactive.
     No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.
MANAGEMENT OF BB&T FUNDS
TRUSTEES AND OFFICERS
     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.
     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601.
INDEPENDENT TRUSTEES

(1)	(2)	(3)	(4)	(5)	(6)
				NUMBER OF
				PORTFOLIOS
		TERM OF		IN FUND
	POSITION(S)	OFFICE AND		COMPLEX	OTHER
	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN	DIRECTORSHIPS
NAME AND AGE	THE FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	BY TRUSTEE*	HELD BY TRUSTEE
Thomas W. Lambeth Birthdate: 01/35	Trustee Chairman of the Board of Trustees	Indefinite, 8/92 - Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation; from 1978 to January 2001, Executive Director, Z. Smith Reynolds Foundation	27	None

Drew T. Kagan Birthdate: 02/48	Trustee	Indefinite, 8/00 - Present	From December 2003 to present, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	27	Montecito Advisors, Inc.

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 - Present	From July 1998 to present, President of Peace College	27	None

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite 5/04 - present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as the Director of Private Client Group and Senior Executive Vice President	27	None

James L. Roberts Birthdate: 11/42	Trustee	Indefinite 11/04 - present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	27	None

80

INTERESTED TRUSTEE

R. Lee Youngblood** Birthdate: 1/47	Trustee	Indefinite, 1/09 - Present	From April 1971 to present, employee of Branch Banking and Trust Company (currently Executive Vice President)	27	Director, Sterling Capital Management, LLC; Director, Scott & Stringfellow LLC; Director, BB&T Investment Services, Inc.

*	The BB&T Fund Complex consists of two open-end investment management companies: BB&T Funds and BB&T Variable Insurance Funds.

**	Mr. Youngblood is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he owns shares of BB&T Corporation.

     The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), BB&T Asset Management or BB&T, receives any compensation from the Funds for acting as a Trustee.
     BB&T Asset Management’s Chief Compliance Officer (“CCO”), Mr. Ward, also serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by BB&T Asset Management. However, the Funds reimburse BB&T Asset Management for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Funds is only part of the total compensation received by Mr. Ward.
OFFICERS

(1)	(2)	(3)	(4)	(5)	(6)
NUMBER OF
PORTFOLIOS
		TERM OF		IN FUND	OTHER
	POSITION(S)	OFFICE AND		COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN	HELD BY
NAME AND AGE	THE FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	BY TRUSTEE	TRUSTEE
E.G. Purcell, III Birthdate: 01/55	President and Secretary	Indefinite, President and Secretary, 11/08-Present; Vice President, 11/00-11/08	From 1995 to present, Senior Vice President, BB&T Asset Management, Inc. and its predecessors	N/A	N/A

Todd M. Miller Birthdate: 9/71	Vice President	Indefinite, 8/05-Present	From May 2009 to Present, Vice President, BB&T Asset Management, Inc.; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services	N/A	N/A

Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 4/07-Present	From July 2004 to present, Chief Compliance Officer and Secretary, BB&T Asset Management, Inc.; from January 2002 to July 2004, Compliance Analyst, Evergreen Investments.; from November 1999 to January 2002, Compliance Manager —	N/A	N/A

81

(1)	(2)	(3)	(4)	(5)	(6)
NUMBER OF
PORTFOLIOS
		TERM OF		IN FUND	OTHER
	POSITION(S)	OFFICE AND		COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN	HELD BY
NAME AND AGE	THE FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	BY TRUSTEE	TRUSTEE
Mutual Fund Compliance, Banc of America Capital Management, LLC

Andrew J. McNally Birthdate: 12/70	Treasurer	Indefinite, 4/07-Present	From January 2007 to present, Vice President and Senior Director; from July 2000 to December 2006, Vice President and Director, Fund Accounting and Administration Department, PNC Global Investment Servicing	N/A	N/A

Avery Maher Birthdate: 02/45	Assistant Secretary	Indefinite 4/07-Present	From March 2006 to present, Vice President and Counsel, Regulatory Administration Department, PNC Global Investment Servicing; from October 2004 to August 2005, Vice President and Assistant General Counsel, JPMorgan Asset Management; from 1992 to 2004, Second Vice President and Assistant Secretary, John Hancock Advisers, LLC	N/A	N/A
     For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Funds are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
R. Lee Youngblood	Branch Banking and Trust Company, Executive Vice President
E.G. Purcell, III	BB&T Asset Management, Inc., Senior Vice President
Todd M. Miller	BB&T Asset Management, Inc., Vice President
Clinton L. Ward	BB&T Asset Management, Inc., Chief Compliance Officer and Secretary
Andrew J. McNally	PNC Global Investment Servicing, Vice President and Senior Director, Fund Accounting and Administration Department
Avery Maher	PNC Global Investment Servicing., Vice President and Counsel, Regulatory Administration Department
     The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BB&T Asset Management receives fees from the Funds for acting as Adviser and Administrator and PNC Global Investment Servicing receives fees from the Funds for acting as transfer agent and for providing fund accounting services to the Funds. In addition, PNC Global Investment Servicing receives fees from the Administrator for acting as Sub-Administrator.
COMMITTEES OF THE BOARD OF TRUSTEES
AUDIT COMMITTEE
     The purposes of the Audit Committee are to oversee the Funds’ accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Funds’ financial statements and the independent audit thereof; to consider the selection of independent registered public accounting firm for the Funds and the scope of the audit; and to act as a liaison between the Funds’ independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Lambeth, Roberts, and Van Scoy, and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the Audit Committee. For the fiscal year ended September 30, 2009, there were three meetings of the Audit Committee.
NOMINATIONS COMMITTEE

82

     The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Lambeth, Roberts, and Van Scoy and Ms. Bingham serve on this Committee; Ms. Bingham serves as chair of the Nominations Committee. The Nominations Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Funds. For the fiscal year ended September 30, 2009, there was one meeting of the Nominations Committee.
SECURITIES OWNERSHIP
     For each Trustee, the following tables discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2009.
     The following table shows information for Trustees who are not “interested persons” of the Funds as defined in the 1940 Act:

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED
INVESTMENT COMPANIES OVERSEEN BY
		DOLLAR RANGE OF EQUITY	TRUSTEE IN THE FAMILY OF INVESTMENT
NAME OF TRUSTEE	FUND NAME	SECURITIES IN THE FUND	COMPANIES*
Thomas W. Lambeth	Mid Cap Value Fund	$1-$10,000	$1-$10,000

Drew T. Kagan	National Tax-Free Money Market Fund	$50,001-$100,000	>$100,000
	Special Opportunities Fund	$50,001-$100,000
	Equity Income Fund	$50,001-$100,000

Laura C. Bingham	North Carolina Tax-Free Fund	$10,001-$50,000	$50,001-$100,000
	Special Opportunities Fund	$10,001-$50,000

James L. Roberts	Select Equity Fund	$1-$10,000]	>$100,000
	International Equity Fund	$1-$10,000]
	Special Opportunities Fund	$1-$10,000]
	Equity Income Fund	$1-$10,000]
	Intermediate U.S. Government	$50,001-$100,000
	Total Return Bond Fund	$50,001-$100,000

Douglas Van Scoy	Select Equity Fund	$50,001-$100,000	$50,001-$100,000

* The BB&T Fund Complex consists of two open-end investment management companies: BB&T Funds and BB&T Variable Insurance Funds.
The following table shows information for the Trustee who is an “interested person” of the Funds as defined in the 1940 Act:

R. Lee Youngblood*		None	None

*	Mr. Youngblood was appointed to the Board effective January 1, 2009.
As of December 31, 2009, the Officers and Trustees of BB&T Funds, as a group, owned less than 1% of any class of any Fund, except that, as a group, they owned approximately 5% of the Class C Shares of the Select Equity Fund, 4% of the Class C Shares of the International Equity Fund, 7% of the Class C Shares of the Intermediate U.S. Government Fund, and 1.1% of the Class B Shares of the Total Return Bond Fund.
TRUSTEE COMPENSATION

	AGGREGATE			TOTAL COMPENSATION
	COMPENSATION FROM			FROM FUNDS AND FUND
	THE			COMPLEX PAID TO
	FUNDS FOR THE FISCAL	PENSION OR RETIREMENT	ESTIMATED ANNUAL	TRUSTEES FOR THE
NAME OF PERSON,	YEAR ENDING	BENEFITS ACCRUED AS PART	BENEFITS UPON	FISCAL YEAR ENDING
POSITION	SEPTEMBER 30, 2009	OF FUND EXPENSES	RETIREMENT	SEPTEMBER 30, 2009*
Thomas W. Lambeth	$64,060	None	None	$66,000
Drew T. Kagan	$64,060	None	None	$66,000

83

	AGGREGATE			TOTAL COMPENSATION
	COMPENSATION FROM			FROM FUNDS AND FUND
	THE			COMPLEX PAID TO
	FUNDS FOR THE FISCAL	PENSION OR RETIREMENT	ESTIMATED ANNUAL	TRUSTEES FOR THE
NAME OF PERSON,	YEAR ENDING	BENEFITS ACCRUED AS PART	BENEFITS UPON	FISCAL YEAR ENDING
POSITION	SEPTEMBER 30, 2009	OF FUND EXPENSES	RETIREMENT	SEPTEMBER 30, 2009*
Laura C. Bingham	$55,338	None	None	$57,000
Douglas R. Van Scoy	$54,371	None	None	$56,000
James L. Roberts	$54,371	None	None	$56,000
Keith F. Karlawish**	$9,638	None	None	$10,000
R. Lee Youngblood***	$0	N/A	N/A	$0

*	The BB&T Fund Complex consists of two open-end investment management companies: BB&T Funds and BB&T Variable Insurance Funds.

**	Mr. Karlawish resigned from the Board effective December 31, 2008.

***	Mr. Youngblood was appointed to the Board effective January 1, 2009.
CODES OF ETHICS
     BB&T Funds, BB&T Asset Management, Artio Global Management LLC, Federated Investment Management Company, Scott & Stringfellow, LLC, Sterling Capital Management LLC., and BB&T AM Distributors, Inc. have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.
INVESTMENT ADVISERS
     Investment advisory and management services are provided to all the Funds, except the Sterling Small Cap Value Fund, by BB&T Asset Management pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Agreement”) dated as of February 1, 2001 as amended and restated on May 23, 2003.
     Under the Advisory Agreement between BB&T Funds and BB&T Asset Management, the fee payable to BB&T Asset Management by each Fund, for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of twenty-five one hundredths of one percent (0.25%) of the National Tax-Free Money Market Fund’s average daily net assets; forty one hundredths of one percent (0.40%) of the Prime Money Market Fund’s and the U.S. Treasury Fund’s average daily net assets; sixty one-hundredths of one percent (0.60%) of each of the Bond Funds’ (except the West Virginia Fund) average daily net assets; forty-five one-hundredths of one percent (0.45%) of the West Virginia Fund’s average daily net assets; and seventy-four one-hundredths of one percent (0.74%) of the Select Equity Fund’s average daily net assets; one percent (1.00%) of the International Equity Funds’ average daily net assets; seventy-four one-hundredths of one percent (0.74%) of the Mid Cap Value Fund’s average daily net assets; seventy one-hundredths of one percent (0.70%) of the Equity Income Fund’s average daily net assets; eighty one-hundredths of one percent (0.80%) of the Special Opportunities Fund; and twenty-five one-hundredths of one percent (0.25%) of each Funds of Funds’ average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by BB&T Funds and BB&T Asset Management. A fee agreed to in writing from time to time by BB&T Funds and BB&T Asset Management may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.
     The Advisory Agreement provides that BB&T Asset Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T Asset Management in the performance of its duties, or from reckless disregard by BB&T Asset Management of its duties and obligations thereunder.
     Unless sooner terminated, the Advisory Agreement will continue in effect as to each of the Funds from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous”). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T Asset Management. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
     For the fiscal years ended September 30, 2009, September 30, 2008, and September 30, 2007, the BB&T Asset Management received the following investment advisory fees (“Paid” indicates gross advisory fees and “Waived” are fees waived from gross advisory fees and/or reimbursed directly to the Fund):

84

	FISCAL YEAR ENDED		FISCAL YEAR ENDED			FISCAL YEAR ENDED
	SEPTEMBER 30, 2009		SEPTEMBER 30, 2008			SEPTEMBER 30, 2007
	PAID	WAIVED	PAID	WAIVED		PAID	WAIVED
Select Equity Fund (formerly, Large Cap Fund)	1,518,526	287,289	3,485,648	216,411		5,195,172	402,568
Mid Cap Value Fund	1,116,659	79,893	1,746,914	95,114		1,752,241	94,716
Mid Cap Growth Fund(1)	806,501	49,235	1,525,810	82,837		1,182,836	63,937
Small Cap Fund(2)	291,258	68,648	671,472	135,253		981,765	196,354
International Equity Fund	774,882	116,232	1,551,512	284,645	(3)	1,843,603	238,508
Special Opportunities Equity Fund	2,880,855	52,039	2,879,490	—		2,020,845	—
Equity Income Fund	1,867,605	59,867	1,548,498	—		989,246	—
Short Fund	285,250	71,313	263,849	66,459		305,103	76,276
Intermediate U.S. Government Fund	908,058	181,611	819,557	165,331		1,042,222	208,445
Total Return Bond Fund	2,284,717	456,943	2,744,949	552,961		2,604,037	520,809
Kentucky Intermediate Tax-Free Fund	104,684	34,895	96,739	32,466		85,122	28,374
Maryland Intermediate Tax-Free Fund	119,262	45,382	81,265	40,902		64,388	32,194
North Carolina Intermediate Tax-Free Fund	818,516	204,629	720,310	181,375		667,077	166,769
South Carolina Intermediate Tax-Free Fund	134,188	33,547	110,156	27,736		109,118	29,850
Virginia Intermediate Tax-Free Fund	501,303	125,326	480,420	120,991		464,763	116,191
West Virginia Intermediate Tax-Free Fund	332,069	—	318,137	—		308,700	—
Prime Money Market Fund	5,557,012	1,694,018	7,059,969	2,141,812		6,497,542	1,897,559
U.S. Treasury Money Market Fund	3,593,307	3,034,708	3,670,003	1,295,726		2,848,763	997,065
National Tax-Free Money Market Fund	547,914	109,583	285,892	58,363		282,191	56,439
Capital Manager Conservative Growth Fund	55,192	55,192	142,627	145,522		156,404	156,404
Capital Manager Moderate Growth Fund	98,345	98,345	191,751	195,938		217,374	217,374
Capital Manager Growth Fund	72,590	72,590	149,780	153,008		169,598	169,598
Capital Manager Equity Fund	28,382	28,382	77,562	79,302		89,115	89,115

(1)	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Cap Value Fund.

(2)	On February 1, 2010, the Small Cap Fund merged with and into the Sterling Small Cap Value Fund.

(3)	$50,760 of this amount relates to fees reimbursed by the Investment Adviser related to a shareholder meeting held on June 11, 2008.

     Investment advisory and management services are provided to the Sterling Small Cap Value Fund by Sterling Capital pursuant to an Investment Advisory Agreement (“Sterling Advisory Agreement”) dated as of July 1, 2006, as amended and restated August 28, 2007. Sterling Capital is a North Carolina limited liability company located at 4064 Colony Road, Suite 300, Charlotte, NC 28211. Sterling Capital manages and supervises the investment of the Sterling Small Cap Value Fund’s assets on a discretionary basis. Sterling Capital provides investment management services to a diversified group of clients including public investment pools, corporate, endowment, foundation and health care clients. Its investment products include small and large capitalization value equity, fixed income, and cash management. As of September 30, 2009, Sterling Capital had approximately $11.6 billion under management and 43 employees, including 23 investment professionals.
     Sterling Capital is a successor to Sterling Capital Management Company (“UAM Sterling”), a wholly-owned subsidiary of United Asset Management, Inc. (“UAM”). Old Mutual, plc acquired UAM on September 26, 2000. Mark Whalen, Dave Ralston, Ed Brea, Alex McAlister and Brian Walton, key employees of UAM Sterling, organized Sterling Capital to purchase and continue the investment advisory business of UAM Sterling. UAM Sterling was formed in 1970 and became a subsidiary of UAM in 1984. It served as investment adviser to the Predecessor Fund from its inception until the sale of UAM Sterling to the Adviser. On April 1, 2005, BB&T acquired a 70% ownership interest in Sterling Capital. Sterling Capital now operates as an independently managed subsidiary of BB&T.
     Under the Sterling Advisory Agreement between BB&T Funds and Sterling Capital, the fee payable to Sterling Capital by the Fund, for investment advisory services is ninety one-hundredths of one percent (0.90%) of the Sterling Small Cap Value Fund’s

85

average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by BB&T Funds and Sterling Capital. A fee agreed to in writing from time to time by BB&T Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Sterling Small Cap Value Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect. Sterling Capital has contractually agreed to limit the management fees paid by the Sterling Small Cap Value Fund to 0.80% for the period from February 1, 2010 through January 31, 2011.
     The Sterling Advisory Agreement provides that Sterling Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by BB&T Funds in connection with the performance of such Sterling Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sterling Capital in the performance of its duties, or from reckless disregard by Sterling Capital of its duties and obligations thereunder.
     Unless sooner terminated, the Sterling Advisory Agreement will continue in effect from year to year if such continuance is approved at least annually by BB&T Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous”). The Sterling Advisory Agreement is terminable at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Sterling Small Cap Value Fund, or by Sterling Capital. The Sterling Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
     For the fiscal years ended September 30, 2009 and 2008, the Sterling Capital received the following investment advisory fees from the Sterling Small Cap Value Fund (“Paid” indicates gross advisory fees and “Waived” are fees waived from gross advisory fees and/or reimbursed directly to the Fund). For the eleven month fiscal period ended September 30, 2007, the Sterling Capital received the following investment advisory fees from the Predecessor Fund during the period November 1, 2006 to December 18, 2006 and the Sterling Small Cap Value Fund during the period December 18, 2006 to September 30, 2007:

SEPTEMBER 30, 2009		SEPTEMBER 30, 2008		SEPTEMBER 30, 2007*
PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
$146,349	$60,037	$272,591	$40,705	$496,203	$125,722

*	Effective September 30, 2007, the Fund’s fiscal year end changed from October 31 to September 30.
     The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds’ plans of distribution; fees and expenses of custodian including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including and allocable portion of the cost of the Advisers’ employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Funds, the Advisers or any of their affiliates; expenses of Trustees’ and shareholders’ meeting; trade association memberships; insurance premiums; and any extraordinary expenses.
     Pursuant to the American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-5, any Fund organizational or start-up costs incurred on or after January 1, 1999 will be expensed as they are incurred.
SUB-ADVISERS
     Special Opportunities Fund and Equity Income Fund. Investment sub-advisory and management services are provided to the Special Opportunities Fund and the Equity Income Fund by Scott & Stringfellow, LLC (“Scott & Stringfellow”), a wholly owned subsidiary of BB&T Corporation, pursuant to a Sub-Advisory Agreement (the “Scott & Stringfellow Sub-Advisory Agreement”) dated as of May 16, 2003 (Schedule A dated January 1, 2005) between BB&T Asset Management and Scott & Stringfellow.
     For its services and expenses incurred under the Scott & Stringfellow Sub-Advisory Agreement, Scott & Stringfellow is entitled to a fee, payable by BB&T Asset Management. The fee is computed daily and paid monthly at the annual rates of 0.48% and 0.42% of the average daily net assets of the Special Opportunities Fund and the Equity Income Fund, respectively. For the fiscal years ended

86

September 30, 2009, 2008 and 2007, BB&T Asset Management paid Scott & Stringfellow $1,734,778, $1,740,152 and $1,212,501, respectively, for sub-advisory services to the Special Opportunities Equity Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, BB&T paid Scott & Stringfellow $1,124,899, $939,420 and $593,559, respectively, for sub-advisory services to the Equity Income Fund.
     Unless sooner terminated, the Scott & Stringfellow Sub-Advisory Agreement will continue in effect from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous”). The Scott & Stringfellow Sub-Advisory Agreement is terminable at any time without penalty, on 60 days’ written notice by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, by Scott & Stringfellow, or by BB&T Asset Management. The Scott & Stringfellow Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. Sub-advisory fees payable to Scott & Stringfellow are borne exclusively by BB&T Asset Management as Adviser to the Special Opportunities Fund and the Equity Income Fund.
     International Equity Fund. Investment sub-advisory and management services are provided to the International Equity Fund by Artio Global Management LLC (“Artio Global”) (formerly Julius Baer Investment Management LLC (“JBIM”)) pursuant to a sub-advisory agreement with BB&T Asset Management (the “Artio Global Sub-Advisory Agreement”) that was approved by shareholders of the Fund at a special meeting held on June 11, 2008. In consideration for the services provided and expenses assumed under the Artio Global Sub-Advisory Agreement, BB&T Asset Management has agreed to pay Artio Global a fee, computed daily and paid monthly, equal to the lesser of (i) 0.80% per annum of the first $20 million of the Fund’s average daily net assets, 0.60% per annum of the next $20 million of the Fund’s average daily net assets, 0.50% per annum of the next $60 million of the Fund’s average daily net assets, and 0.40% per annum thereafter, or (ii) such fee as may from time to time be agreed upon in writing by the Adviser and Artio Global.
     Artio Global Management LLC, subadviser to the BB&T International Equity Fund, through an intermediary holding company, is a registered investment adviser majority-owned by Artio Global Investors Inc. Artio Global Investors Inc. recently conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September 24, 2009. Currently, the public owns approximately 46.1% of the shares while GAM Holding Ltd. (formerly Julius Baer Holding Ltd.) of Zurich Switzerland owns approximately 27.9% of the shares. The remaining shares are either directly or indirectly owned or controlled by management and employees of Artio Global Management LLC, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes. Artio Global Management LLC is located at 330 Madison Avenue, New York, NY 10017.
     JBIM served as sub-adviser to International Equity Fund from July 2, 2007 through June 16, 2008, under a sub-advisory agreement between JBIM and BB&T Asset Management.
     For the fiscal years ended September 30, 2009 and 2008, BB&T paid Artio Global $467,406 and $978,894, respectively, for sub-advisory services to the International Equity Fund. For the period from July 2, 2007 to September 30, 2007, BB&T Asset Management paid JBIM $170,543 for sub-advisory services to the International Equity Fund. Because JBIM began providing sub-advisory services to the Fund in July 2007, no fees were paid to JBIM for investment advisory services prior to that date.
     Until July 2, 2007, investment sub-advisory and management services were provided to the International Equity Fund by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) pursuant to an investment sub-advisory agreement (the “UBS Sub-Advisory Agreement”) between BB&T Asset Management and UBS Global AM. For the period October 1, 2006 to July 2, 2007, BB&T Asset Management paid UBS Global AM $592,596 for sub-advisory services to the International Equity Fund.
     National Tax-Free Money Market Fund and Prime Money Market Fund. Investment sub-advisory and management services are provided to the National Tax-Free Money Market Fund and the Prime Money Market Fund by Federated Investment Management Company (“FIMC”), a wholly-owned subsidiary of FII Holdings, Inc. (a wholly-owned subsidiary of Federated Investors, Inc.), pursuant to a Sub-Advisory Agreement (the “FIMC Sub-Advisory Agreement”) dated as of February 1, 2001, as amended, between BB&T Asset Management and FIMC.
     For its services and expenses incurred under the FIMC Sub-Advisory Agreement, FIMC is entitled to a fee, payable by BB&T Asset Management. For the Prime Money Market Fund, the fee is computed and paid monthly at the annual rate of seven one-hundredths of one percent (0.07%) of the Prime Money Market Fund’s average daily net assets, subject to a minimum of $250,000 per year (such minimum to be applied on an aggregate basis for the Prime Money Market Fund and the National Tax-Free Money Market

87

Fund), or such lower fee as may be agreed upon in writing by BB&T Asset Management and FIMC. For the National Tax-Free Money Market Fund, the fee is computed and paid monthly at the annual rate of ten one-hundredths of one percent (0.10%) of the National Tax-Free Money Market Fund’s average daily net assets up to $500 million, and at an annual rate of eight one-hundredths of one percent (0.08%) for amounts in excess of $500 million, subject to a minimum of $250,000 per year (such minimum to be applied on an aggregate basis for the Prime Money Market Fund and the National Tax-Free Money Market Fund), or such lower fee as may be agreed upon in writing by BB&T Asset Management and FIMC.
     The FIMC Sub-Advisory Agreement will continue from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous”). The FIMC Sub-Advisory Agreement is terminable at any time without penalty, by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or on 60 days’ written notice by FIMC or by BB&T Asset Management. The FIMC Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. For the fiscal years ended September 30, 2009, 2008, and 2007, BB&T Asset Management paid FIMC $972,477, $1,248,819 and $1,132,101, respectively, for sub-advisory services to the Prime Money Market Fund. For the fiscal years ended September 30, 2009, 2008 and 2007 BB&T Asset Management paid FIMC $219,166, $116,707 and $113,434, respectively, for sub-advisory services to the National Tax-Free Money Market Fund.
     BB&T Mid Cap Value Fund and Total Return Bond Fund. Investment sub-advisory and management services are provided to the BB&T Mid Cap Value Fund and the Total Return Bond Fund by Sterling Capital Management LLC (“Sterling Capital”), a majority owned subsidiary of BB&T Corporation, pursuant to a Sub-Advisory Agreement (the “Sterling Sub-Advisory Agreement”) dated as of July 18, 2005, between BB&T Asset Management and Sterling Capital.
     In consideration for the services provided and expenses assumed under the Sterling Sub-Advisory Agreement, BB&T Asset Management has agreed to pay Sterling Capital a fee, computed daily and paid monthly, at an annual rate of 0.42% of the average daily net assets of the Mid Cap Value Fund, and at an annual rate of 0.25% of the average daily net assets of the Total Return Bond Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, BB&T Asset Management paid Sterling Capital $637,284, $999,382 and $994,518, respectively, for sub-advisory services to the Mid Cap Value Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, BB&T Asset Management paid Sterling Capital $952,272, $1,152,818 and $1,085,013, respectively, for sub-advisory services to the Total Return Bond Fund.
     The Sterling Sub-Advisory Agreement will continue in effect from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION - Miscellaneous”). The Sterling Sub-Advisory Agreement is terminable at any time without penalty, by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or on 60 days’ written notice by Sterling Capital or by BB&T Asset Management. The Sterling Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. BB&T Asset Management will bear the sole responsibility for the payment of the sub-advisory fee to Sterling Capital.
     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of each Sub-Adviser including, but not limited to, (i) descriptions of the Sub-Adviser’s operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Sub-Adviser’s operations.
PORTFOLIO MANAGERS
     The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

88

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF SEPTEMBER 30, 2009*

	OTHER REGISTERED INVESTMENT	OTHER POOLED
PORTFOLIO MANAGER	COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
Timothy P. Beyer	Number: None	Number: None	Number: 19
	Assets: N/A	Assets: N/A	Assets: $846 Million

Eduardo Brea	Number: None	Number: 1	Number: 9
	Assets: N/A	Assets: 3.0 Million	Assets: $514 Million

Brad D. Eppard	Number: None	Number: None	Number: 17
	Assets: N/A	Assets: N/A	Assets: $1.2 Billion

Will Gholston	Number: 1	Number: None	Number: 3
	Assets: $7.98 Million	Assets: N/A	Assets: $2.3 Billion

Kevin McNair	Number: None	Number: None	Number: 20
	Assets: N/A	Assets: N/A	Assets: $425 Million

Robert Millikan	Number: 1	Number: None	Number: 12
	Assets: $7.98 Million	Assets: N/A	Assets: $282 Million

Mark Montgomery	Number: 1	Number: None	Number: 135
	Assets: $23.9 Million	Assets: N/A	Assets: $5.38 Billion

Stephen L. Morgan	Number: 2	Number: None	Number: 32
	Assets: $40.9 Million**	Assets: N/A	Assets: $52 Million***

Richard Pell	Number: 9	Number: 12	Number: 76
	Assets: $25.8 Million	Assets: $8.9 Million	Assets: $14.0 Million

Jeffrey J. Schappe	Number: 2	Number: None	Number: 3
	Assets: $20 Million**	Assets: N/A	Assets: $2.3 Billion

George F. Shipp	Number: 1	Number: None	Number: 4,900
	Assets: $35 Million	Assets: N/A	Assets: $1.75 Billion

Rudolph-Riad Younes	Number: 9	Number: 12	Number: 83
	Assets: $24.3 Million	Assets: $9.1 Million	Assets: $14.3 Million

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

**	Information as of November 12, 2009.

***	Information as of November 2, 2009.

     As of September 30, 2009, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF SEPTEMBER 30, 2009*

	OTHER REGISTERED INVESTMENT	OTHER POOLED
PORTFOLIO MANAGER	COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
Timothy P. Beyer	Number: None	Number: None	Number: 1
	Assets: N/A	Assets: N/A	Assets: $360 Million

Eduardo Brea	Number: None	Number: 1*	Number: None
	Assets: N/A	Assets: 3 Million	Assets: N/A

Brad D. Eppard	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

89

	OTHER REGISTERED INVESTMENT	OTHER POOLED
PORTFOLIO MANAGER	COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
Will Gholston	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Kevin McNair	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Robert F. Millikan	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Mark Montgomery	Number: None	Number: None	Number: 1
	Assets: N/A	Assets: N/A	Assets: $1.9 Million

Stephen L. Morgan**	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Richard Pell	Number: None	Number: None	Number: 3
	Assets: N/A	Assets: N/A	Assets: $1.1 Million

Jeffrey J. Schappe	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

George F. Shipp	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Rudolph-Riad Younes	Number: None	Number: None	Number: 3
	Assets: N/A	Assets: N/A	Assets: $1.1 Million

*	The advisory fee for this pooled investment vehicle has both performance-based and asset-based components.

**	Information as of November 2, 2009.

CONFLICTS OF INTEREST
     From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund. Consequently, portfolio managers may purchase or sell securities for one Fund and not for a Managed Account.
BB&T ASSET MANAGEMENT
     A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. BB&T Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. BB&T Asset Management has also adopted a Code of Ethics that governs personal trading and which is reasonably designed to address potential conflicts of interest that may arise in connection with a portfolio manager’s management of personal accounts.
STERLING CAPITAL
     Sterling Capital manages portfolios for multiple institutional and individual clients. All portfolios are managed as separate accounts, including mutual fund portfolios. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, an individual portfolio may contain different securities than other portfolios, and investment decisions may be made in other accounts that are different than the decisions made for the Sterling Small Cap Value Fund, Mid Cap Value Fund or the Total Return Bond Fund. As an example, the portfolio

90

manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are or have the potential to be higher than the fees paid by the Fund to Sterling Capital. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.
     Sterling Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address the potential conflicts discussed above, Sterling Capital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures. Sterling Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling Capital’s senior management team reviews the performance of portfolio managers and analysts.
SCOTT & STRINGFELLOW
     Scott & Stringfellow also manages portfolios for multiple institutional and individual clients. All portfolios are managed as separate accounts, including mutual fund portfolios. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, an individual portfolio may contain different securities than other portfolios, and investment decisions may be made in other accounts that are different than the decisions made for the Special Opportunities Equity Fund or the Equity Income Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios.
ARTIO GLOBAL
     As portfolio managers, Messrs. Younes and Pell may have an incentive to allocate securities preferentially to the accounts for which Artio Global receives higher investment advisory fees based on the assets under management.
     In order to address these potential conflicts, Artio Global’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of Artio Global’s clients are disadvantaged in Artio Global’s management of accounts. Additionally, Artio Global’s internal controls are tested as part of the firm’s Compliance Monitoring Program.
PORTFOLIO MANAGER COMPENSATION
BB&T ASSET MANAGEMENT
     BB&T Asset Management offers investment professionals a compensation plan which has two components: (i) base compensation, which is linked to job function, responsibilities and experience, and (ii) incentive compensation, which varies based on investment performance. The majority of the total cash compensation is derived by the incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. The incentive compensation is based on two components: (1) the pre-tax investment performance of the Funds on a one- and three-fiscal year basis in comparison to their respective Lipper peer group, and (2) active support and promotion of the funds through various channels, management of personnel, and other subjective criteria as determined by executive management. The incentive compensation is used as a retention tool, in order to facilitate long-term commitments from key investment professionals.
     The investment analysts who assist the portfolio managers also receive a base compensation and incentive compensation. The incentive compensation is calculated based on outstanding performance categories, designed to recognize meaningful performance to the team. As with the portfolio managers, BB&T Asset Management seeks to utilize the incentive compensation to investment analysts as a retention tool.
STERLING CAPITAL
     Sterling Capital offers investment professionals a compensation plan which has three components: (i) base compensation, which is linked to job function, responsibilities and experience, (ii) incentive compensation, which varies based on investment performance and other factors determined by management, and (iii) equity. The majority of potential total cash compensation consists of incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. Incentive compensation

91

is based on performance of the portfolios managed by the portfolio manager in comparison to benchmarks appropriate for the various portfolios managed, and in comparison to peer groups. For purposes of incentive compensation, the Sterling Small Cap Value Fund, Total Return Bond Fund and the Mid Cap Value Fund are measured against the Russell 2000 Value Index, Barclays Capital Aggregate Bond Index and the Russell Midcap Value Index, respectively. Firm/department leadership, compliance results, and other subjective criteria as determined by executive management are also considered in determining incentive compensation.
     Certain investment professionals are also offered partial equity ownership in Sterling Capital. Membership interest is awarded based on long-term performance, leadership, potential for generating future growth of the firm, and other subjective criteria determined by management.
     Incentive compensation and equity interests are used as retention tools in order to facilitate long-term commitments from key investment professionals.
     Portfolio managers are also eligible to participate in broad-based plans offered generally to Sterling Capital employees, including retirement, 401(k), health, and other employee benefit plans.
SCOTT & STRINGFELLOW
Compensation Program
The elements of total compensation for Scott & Stringfellow portfolio managers are: fixed base salary, annual performance-based cash bonus, nominal stock compensation, and other benefits. These components are designed to provide a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative assets under management.
Base Salary
Under the Scott & Stringfellow approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the asset-based (and therefore variable) compensation elements of the compensation program.
Asset-Based Compensation
Scott & Stringfellow believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.
Scott & Stringfellow’s formulaic portfolio manager compensation program focuses on assets under management, which is believed to create an indirect tie to absolute performance, as negative returns in any market environment could result in an outflow of assets. Portfolio managers work with all products under management and are compensated based on overall assets. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by Scott & Stringfellow’s management.
Cash Bonus
Performance-based compensation is distributed to portfolio managers primarily as cash. Typically, the cash bonus, when combined with base salary, represents more than 90% of total compensation for portfolio managers.
Stock Bonus
Some portfolio managers qualify for a nominal grant of stock options and/or restricted stock of BB&T Corporation stock, the parent of Scott & Stringfellow, based primarily on the discretionary elements discussed above. Paying a portion of annual bonuses in stock puts

92

compensation earned by a portfolio manager for a given year “at risk” based on the organization’s ability to sustain and improve its performance over future periods.
The ultimate value of stock bonuses is dependent on future BB&T Corporation stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of BB&T Corporation’s shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a small portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of BB&T Corporation’s performance. Portfolio managers therefore have a direct incentive to protect BB&T Corporation’s reputation for integrity.
Other Benefits
     Portfolio managers are also eligible to participate in broad-based plans offered generally to Scott & Stringfellow employees, including 401(k), health, and other employee benefit plans.
ARTIO GLOBAL
Portfolio Manager Compensation (as of 9/30/09)

Difference in
Methodology of
Compensation with
Other Accounts
Managed (relates to the
	Structure of		“Other Accounts”
	Compensation for		mentioned in the chart
	Managing	Specific Criteria	above)
Rudolph-Raid Younes	Salary	Fixed Compensation	None
	Profit Sharing*	Fixed Compensation
	Bonus	Performance
	Deferred Compensation	Fixed Compensation
	Employee Stock Purchase	Tenure
	Plan	Tenure
	Pension/401(k) Plans	Tenure
Retirement Plans

Richard Pell	Salary	Fixed Compensation	None
	Profit Sharing*	Fixed Compensation
	Bonus	Performance
	Deferred Compensation	Fixed Compensation
	Employee Stock Purchase	Tenure
	Plan	Tenure
	Pension/401(k) Plans	Tenure
Retirement Plans
Messrs. Younes and Pell each own equity interests in Artio Global’s publicly listed parent subject to certain transfer restrictions and each of them participate in Artio Global’s deferred compensation plan. These two components are designed to reward the managers’ long-term performance.
Securities Ownership
The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of September 30, 2009:

93

DOLLAR RANGE OF EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER	IN EACH FUND
Timothy P. Beyer	Mid Cap Value Fund: $100,001-$500,000

Eduardo Brea	Sterling Small Cap Value Fund: $100,001 - $500,000

Brad D. Eppard	Intermediate U.S. Government Fund: None Capital Manager Conservative Growth Fund: None Capital Manager Equity Fund: None Capital Manager Growth Fund: None
Will Gholston	Capital Manager Moderate Growth Fund: None

Kevin McNair	Short U.S. Government Fund: None

North Carolina Intermediate Tax-Free Fund: $10,001-$50,000
Capital Manager Equity Fund: $1-$10,000
Kentucky Intermediate Tax-Free Fund: None
Maryland Intermediate Tax-Free Fund: None
South Carolina Tax-Free Fund: None
Virginia Tax-Free Fund: None
West Virginia Tax-Free Fund: None
Capital Manager Conservative Growth Fund: None
Capital Manager Growth Fund: None
Robert F. Millikan	Capital Manager Moderate Growth Fund: None

Mark Montgomery	Total Return Bond Fund: $10,001-$50,000 Select Equity Fund: None Capital Manager Conservative Growth Fund: None Capital Manager Equity Fund: None Capital Manager Growth Fund: None
Stephen L. Morgan*	Capital Manager Moderate Growth Fund: None

Richard Pell	International Equity Fund: None Capital Manager Conservative Growth Fund: None Capital Manager Growth Fund: None Capital Manager Moderate Growth Fund: None
Jeffrey J. Schappe	Capital Manager Equity Fund: None

George F. Shipp	Special Opportunities Equity Fund: $500,001-$1,000,000 Equity Income Fund: $500,001-$1,000,000

Rudolph-Raid Younes	International Equity Fund: None

*	Information is as of November 12, 2009.

PROXY VOTING POLICIES AND PROCEDURES
     The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds (except for the Sterling Small Cap Value Fund) that own voting securities to BB&T Asset Management. The Board of Trustees has delegated the authority to vote proxies on behalf of the Sterling Small Cap Value Fund to Sterling Capital. The Board has authorized BB&T Asset Management to delegate proxy voting authority with respect to a Fund to that Fund’s sub-adviser. Proxy voting policies and procedures or summaries thereof for the Advisers and each of the Sub-Advisers are attached as Appendix B.
     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov or by visiting our Web site at: www.bbtfunds.com or by contacting us in writing at BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.
PORTFOLIO TRANSACTIONS
     The Advisory Agreement for each Fund provides that the Adviser is responsible for selecting, or for supervising the relevant Sub-Adviser’s selection of, securities to be bought and sold, and brokers to execute those transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the

94

Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (including purchases and sales of exchange-trade funds) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisers and each Sub-Adviser generally seek competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.
     During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

	FISCAL YEAR ENDED			FISCAL YEAR ENDED
	SEPTEMBER 30, 2009			SEPTEMBER 30, 2008
	AGGREGATE		DIRECTED	AGGREGATE		DIRECTED
	BROKERAGE	AGGREGATE	BROKERAGE	BROKERAGE	AGGREGATE	BROKERAGE
	COMMISSION	TRANSACTIONS	COMMISSION	COMMISSION	TRANSACTIONS	COMMISSION
Select Equity Fund (formerly, Large Cap Fund)	750,069	429,191,034	683,212	845,198	564,771,450	761,574
Large Cap Growth Fund	N/A	N/A	N/A	N/A	N/A	N/A
Mid Cap Value Fund	234,864	161,305,577	172,974	323,802	278,944,249	246,322
Mid Cap Growth Fund*	571,912	421,979,598	511,519	618,291	871,907,561	549,289

Small Cap Fund**	134,405	82,004,789	111,094	197,919	153,153,513	163,449

Sterling Small Cap Value Fund	71,132	31,165,721	53,357	79,602	54,940,256	61,626
International Equity Fund	281,234	334,158,309	281,384	367,712	319,928,841	353,919
Special Opportunities Fund	986,553	313,242,465	986,553	456,181	264,315,675	456,181

Total Return Bond Fund	10,920	10,920	—	—	—	—
Equity Income Fund	562,784	250,941,315	562,784	278,472	229,321,778	278,472

Capital Manager Growth	2,534	5,364,619	—	4,693	17,113,270	—
Capital Manager Equity	1,757	4,029,286	—	2,562	9,401,073	—
Capital Manager Moderate Growth	2,596	5,414,931	—	4,553	16,707,776	—
Capital Manager Conservative Growth	2,914	6,331,903	—	2,178	7,992,267	—

	FISCAL YEAR ENDED
	SEPTEMBER 30, 2007
	AGGREGATE		DIRECTED
	BROKERAGE	AGGREGATE	BROKERAGE
	COMMISSION	TRANSACTIONS	COMMISSION
Select Equity Fund (formerly, Large Cap Fund)	1,084,535	939,607,492	1,062,106
Large Cap Growth Fund	483,347	558,255,736	476,650
Mid Cap Value Fund	311,038	292,432,225	227,188
Mid Cap Growth Fund*	387,390	444,499,276	358,109
Small Cap Fund**	138,689	74,292,767	119,266
Sterling Small Cap Value Fund***	158,295	$118,344,600	71,913
International Equity Fund	362,340	14,235,316	19,464
Special Opportunities Fund	446,012	278,950,408	446,012
Total Return Bond Fund	—	—	—
Equity Income Fund	166,609	146,124,387	166,609

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Cap Value Fund.

**	On February 1, 2010, the Small Cap Fund merged with and into the Sterling Small Cap Value Fund.

***	For the eleven month fiscal period ended September 30, 2007, the Predecessor Fund paid the aggregate brokerage commissions during the period November 1, 2006 to December 18, 2006 and the Fund during the period December 18, 2006 to September 30, 2007. Effective September 30, 2007, the Fund’s fiscal year end changed from October 31 to September 30.

95

     For the fiscal years ended September 30, 2009, 2008 and 2007, the Funds paid $462,682, $391,499 and $240,462, respectively, in commissions to Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, for transactions effected on behalf of the Special Opportunities Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, the Funds paid $186,369, $106,164 and $109,421, respectively, in commissions to Scott & Stringfellow for transactions effected on behalf of the Equity Income Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, the Fund paid $0, $7,749 and $3,627, respectively, in commissions to BB&T Capital Markets, a division of Scott & Stringfellow, for transactions effected on behalf of the Small Cap Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, the Fund paid $0, $0 and $0, respectively, in commissions to BB&T Capital Markets, a division of Scott & Stringfellow, for transactions effected on behalf of the Mid Cap Value Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, the Fund paid $0, $0 and $0, respectively, in commissions to BB&T Capital Markets, a division of Scott & Stringfellow, for transactions effected on behalf of the Small Company Growth Fund. For the fiscal years ended September 30, 2009, 2008 and 2007, the aggregate percentage of the Special Opportunities Fund’s total brokerage commissions paid to Scott & Stringfellow, LLC were 47.1%, 52.8% and 53.9%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through Scott & Stringfellow were 22.5%, 31.5% and 34.0%, respectively. For the fiscal years ended September 30, 2009, 2008 and 2007, the aggregate percentage of the Equity Income Fund’s total brokerage commissions paid to Scott & Stringfellow, LLC were 34.8%, 33.1% and 65.7%, respectively, and the percentage of the Fund’s aggregate dollar amount of transactions involving commissions effected through Scott & Stringfellow were 19.6%, 22.0% and 45.3%, respectively. For the fiscal years ended September 30, 2009, 2008 and 2007, the aggregate percentage of the Small Cap Fund’s total brokerage commissions paid to BB&T Capital Markets were 0%, 0.02% and 2.6%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T Capital Markets were 0%, 0.002% and 2.5%, respectively. For the fiscal years ended September 30, 2009, 2008 and 2007, the aggregate percentage of the Mid Cap Value Fund’s total brokerage commissions paid to BB&T Capital Markets were 0%, 0% and 0%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T Capital Markets were 0%, 0% and 0%, respectively. For the fiscal years ended September 30, 2009, 2008 and 2007, the aggregate percentage of the Small Company Growth Fund’s total brokerage commissions paid to BB&T Capital Markets were 0%, 0% and 0%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T Capital Markets were 0%, 0% and 0%, respectively. For the fiscal years ended September 30, 2009, 2008 and 2007, the aggregate percentage of the Sterling Small Cap Value Fund’s total brokerage commissions paid to BB&T Capital Markets were 0%, 0% and 0%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T Capital Markets were 0%, 0% and 0%, respectively.
     Allocation of transactions, including their frequency, to various dealers is determined by BB&T Asset Management or each Sub-Adviser in a manner deemed fair and reasonable. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. As detailed in the above chart, brokerage may be directed to brokers because of research services provided. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by BB&T Asset Management and each Sub-Adviser and does not reduce the advisory fees payable to BB&T Asset Management or each Sub-Adviser. Such information may be useful to BB&T Asset Management or each Sub-Adviser in serving both BB&T Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BB&T Asset Management or each Sub-Adviser in carrying out its obligations to BB&T Funds.
     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. BB&T Asset Management or each Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by BB&T Asset Management or each Sub-Adviser will be in addition to and not in lieu of the services required to be performed by BB&T Asset Management and each Sub-Adviser under their respective Advisory or Sub-Advisory Agreement. Any advisory or other fees paid to BB&T Asset Management or each Sub-Adviser are not reduced as a result of the receipt of research services.
     In some cases BB&T Asset Management or each Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, BB&T Asset Management and each Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BB&T Asset Management or each Sub-Adviser will use its own funds to pay

96

for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BB&T Asset Management or each Sub-Adviser faces a potential conflict of interest, but BB&T Asset Management or each Sub-Adviser believe that its allocation procedures are reasonably designed to ensure that BB&T Asset Management or each Sub-Adviser, respectively, appropriately allocates the anticipated use of such services to their research and non-research uses.
     To the extent permitted by applicable rules and regulations, either BB&T Asset Management or the Sub-Advisers may execute portfolio transactions on behalf of the Funds through affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard.
     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by BB&T Asset Management or any Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T Asset Management or the Sub-Adviser believes to be fair and equitable over time to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T Asset Management or the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the Funds, BB&T Asset Management or the Sub-Adviser will provide its services in accordance with its fiduciary obligations and will manage the Fund in the best interests of the Fund.
     SECURITIES OF “REGULAR BROKER-DEALERS.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds hold at the close of their most recent fiscal year. As of September 30, 2009, the Select Equity Fund held equity securities of JP Morgan Chase & Co. valued at $5,824,861. The Prime Money Market Fund held debt securities of Bank of America Corp., Merrill Lynch & Co., Inc., Wachovia Capital Markets LLC, valued at $52,974,931, $101,821,000 and $578,000 respectively. The Intermediate U.S. Government Fund held debt securities of Goldman Sachs & Co., Morgan Stanley & Co., Wachovia Capital Markets LLC, JP Morgan Chase & Co. valued at $2,090,056, $2,015,576, $1,885,898 and $523,410. The Total Return Bond Fund held debt securities of Wachovia Capital Markets LLC, Bank of America Corp., JP Morgan Chase & Co., Morgan Stanley & Co., Inc., Credit Suisse Securities LLC., Merrill Lynch & Co., Inc., Goldman, Sachs & Co., valued at $6,928,061, $5,754,263, $29,385,527 $8,728,305, $7,647,428, $4,697,171 and $5,668,199, respectively. U.S. Treasury Money Market Fund held debt securities of JP Morgan Chase &Co., Bank of America Corp., Credit Suisse Securities LLC, and Goldman Sachs & Co. valued at $68,000,000, $80,000,000, $92,852,555, and 50,000,000, respectively. The Short Fund held debt securities of JP Morgan Chase & Co., Morgan Stanley & Co., Inc., and Goldman, Sachs & Co., valued at $2,058,923, $1,047,832 and $1,061,615, respectively. The Capital Manager Conservative Fund held equity securities of Credit Suisse Securities LLC valued at $298,388. The Capital Manager Equity Fund held equity securities of Credit Suisse Securities LLC valued at $485,173. The Capital Manager Growth Fund held equity securities of Credit Suisse Securities LLC valued at $1,092,662. The Capital Manager Moderate Growth Fund held equity securities of Credit Suisse Securities LLC valued at $1,159,380.
GLASS-STEAGALL ACT
     In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the “Board”) issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the “Holding Company Act”) or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

97

     BB&T Asset Management believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T Asset Management’s subsidiaries from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by BB&T Asset Management’s subsidiaries, the Board of Trustees of the Funds would review the Funds’ relationship with BB&T Asset Management and consider taking all action necessary in the circumstances.
     Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T Asset Management or any Sub-Adviser or their affiliated and correspondent banks (the “Banks”) in connection with customer’s purchases of Shares of a Fund, the Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Funds’ method of operations would affect its NAV per Share or result in financial losses to any customer.
ADMINISTRATOR
     BB&T Asset Management, 434 Fayetteville Street Mall, Fifth Floor, Raleigh, North Carolina 27601, serves as the Administrator (the “Administrator”) to each Fund pursuant to an Administration Agreement effective April 23, 2007, as amended. Prior to April 23, 2007, BB&T Asset Management served as the Administrator pursuant to the Management and Administration Agreement dated February 1, 2005, as amended. Prior to February 1, 2005, BISYS Fund Services, LP served as Administrator to each Fund pursuant to the Management and Administration Agreement dated as of June 1, 2000.
     Under the Administration Agreement, the Administrator has agreed to monitor the NAV of the National Tax-Free Money Market Fund, the U.S. Treasury Fund and the Prime Money Market Fund, to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data and certain bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Funds’ operations (other than those performed by BB&T Asset Management under the Advisory Agreement, Artio Global, FIMC, Scott & Stringfellow LLC, and Sterling Capital under the Sub-Advisory Agreements, and U.S. Bank National Association under their custodial services agreements with the Funds, and those performed by PNC Global Investment Servicing under its transfer agency and blue sky service and fund accounting agreements with the Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.
     Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from the BB&T Funds that is due only on the BB&T Funds’ assets, but calculated based upon each portfolio of the BB&T Funds’ average net assets as well as the average net assets of BB&T Variable Insurance Funds. The fee shall be calculated at an annual rate of eleven one-hundredths of one percent (0.11%), applicable to the first $3.5 billion of average net assets, at an annual rate of seven-and-one-half one-hundredths of one percent (0.075%) of the next $1 billion of average net assets, at the annul date of six one-hundredths of one percent (0.06%) of the next $1.5 billion of average net assets, and at the annual rate of four one-hundredths of one percent (0.04%) of average net assets in excess of $6 billion. The fee shall be computed daily and paid monthly. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Fund shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.
     Alternatively, the Funds may pay a fee as may from time to time be agreed upon in writing by BB&T Funds and the Administrator. A fee agreed to in writing from time to time by the Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of such Fund during the period when such lower fee is in effect.
     For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees (“Paid” indicates gross administration fees and “Waived” are fees waived from gross administration fees and/or reimbursed directly to the Fund):

98

FISCAL YEAR ENDED

	SEPTEMBER 30, 2009		SEPTEMBER 30, 2008		SEPTEMBER 30, 2007
		ADDITIONAL		ADDITIONAL			ADDITIONAL
		AMOUNT		AMOUNT			AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID		WAIVED
Select Equity Fund (formerly, Large Cap Fund)	$204,257	—	$439,424	—	$739,279		—
Mid Cap Value Fund	150,455	—	220,548	—	246,115		—
Mid Cap Growth Fund*	108,713	—	192,194	—	165,793		—
Small Cap Fund**	29,013	—	63,230	—	102,958		—

Sterling Small Cap Value Fund	16,267	—	26,869	—	30,220	***	—
International Equity Fund	77,247	—	144,719	—	195,716		—
Special Opportunities Fund	360,181	—	335,650	—	260,696		—
Equity Income Fund	266,427	—	206,389	—	146,175		—
Short Fund	47,377	—	39,922	—	54,200		—
Intermediate U.S. Government Fund	151,378	—	127,708	—	184,643		—
Total Return Bond Fund	379,392	—	427,927	—	455,847		—
Kentucky Intermediate Tax-Free Fund	17,427	—	15,095	—	14,867		—
Maryland Intermediate Tax-Free Fund	19,873	—	12,706	—	11,231		—
North Carolina Intermediate Tax-Free Fund	136,304	—	112,256	—	116,677		—
South Carolina Intermediate Tax-Free Fund	22,337	—	17,137	—	19,214		—
Virginia Intermediate Tax-Free Fund	83,415	—	74,850	—	81,460		—
West Virginia Intermediate Tax-Free Fund	73,644	—	66,286	—	72,083		—
Prime Money Market Fund	1,384,902	—	1,660,574	—	1,702,589		—
U.S. Treasury Money Market Fund	892,355	257	864,690	—	745,719		—
National Tax-Free Money Market Fund	219,076	—	108,214	—	117,660		—
Capital Manager Conservative Growth Fund	—	—	—	—	40,328		40,328
Capital Manager Moderate Growth Fund	—	—	—	—	54,904		54,904
Capital Manager Growth Fund	—	—	—	—	42,758		42,758
Capital Manager Equity Fund	—	—	—	—	21,673		21,673

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Cap Value Fund.

**	On February 1, 2010, the Small Cap Fund merged with and into the Sterling Small Cap Value Fund.

***	For the eleven month fiscal period ended September 30, 2007. Effective September 30, 2007, the Fund’s fiscal year end changed from October 31 to September 30. For the period November 1, 2006 to December 18, 2006, the administrator for the Predecessor Fund, SEI Investments Global Funds Services, received $15,411.
     The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until April 30, 2010 (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the “Renewal Terms”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement is also terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) on not less than 60 days written notice by the party alleging cause.
     The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law.
SUB-ADMINISTRATOR
     PNC Global Investment Servicing (“Sub Administrator”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Funds pursuant to a Sub-Administration Services Agreement dated December 18, 2006, as amended, and effective with respect to the Funds as of April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator’s duties, for which PNC Global Investment Servicing receives a

99

fee, paid by the Administrator, that is calculated based upon each portfolio of the Funds’ average net assets as well as the average net assets of the BB&T Variable Insurance Funds. The fee shall be calculated at the annual rate of 0.0395% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0240% applicable to the next $1 billion of average net assets, at the annual rate of 0.019% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
DISTRIBUTOR
     BB&T AM Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as principal underwriter to each Fund of BB&T Funds pursuant to an Underwriting Agreement effective as of April 23, 2007 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Funds’ Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.
     Under the Underwriting Agreement the Distributor receives payment from the Funds for distribution activities permitted and authorized under the Distribution Plan adopted by the Funds. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class R Shares of each Fund, fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of each Fund (twenty-five one-hundredths of one percent (0.25%) for the Mid Cap Value Fund, and the West Virginia Fund), one percent (1.00%) of the average daily net assets of Class B Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Adviser may also compensate the Distributor for services provided to the Funds under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.
     Prior to February 1, 2008, PFPC Distributors Inc. served as principal underwriter to the Sterling Small Cap Value Fund.
     Prior to April 23, 2007, BB&T Funds Distributor, Inc. served as distributor to each Fund of BB&T Funds.
     For the fiscal years ended September 30, 2009 and 2008, BB&T AM Distributors, Inc., the Funds’ distributor, received the following fees with respect to the Class A, Class B and Class C Shares from the following Funds (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):
2009

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund (formerly, Large Cap Fund)	131,034	65,517	49,718	—	786	—
Mid Cap Value Fund	21,311	—	29,548	—	1,692	—
Mid Cap Growth Fund*	13,597	—	12,847	—	203	—
Small Cap Fund**	23,233	11,617	12,114	—	111	—
International Equity Fund	13,395	6,698	8,835	—	1,350	—
Special Opportunities Fund	619,562	309,781	206,806	—	430,874	—
Equity Income Fund	421,418	210,709	123,809	—	294,993	—
Short Fund	24,728	12,364	—	—	—	—
Intermediate U.S. Government Fund	58,757	29,379	34,883	—	2,788	—
Total Return Bond Fund	52,681	26,341	51,619	—	2,565	—
Kentucky Intermediate Tax-Free Fund	29,089	14,544	—	—	—	—
Maryland Intermediate Tax-Free Fund	27,564	13,782	—	—	—	—
North Carolina Intermediate Tax-Free Fund	117,595	58,798	—	—	—	—

100

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
South Carolina Intermediate Tax-Free Fund	42,675	21,337	—	—	—	—
Virginia Intermediate Tax-Free Fund	60,650	30,325	—	—	—	—
West Virginia Intermediate Tax-Free Fund	41,344	—	—	—	—	—
Prime Money Market Fund	2,132,608	318,427	21,153	8,696	9,486	4,170
U.S. Treasury Money Market Fund	1,265,737	1,216,780	10,690	10,595	555	554
National Tax-Free Money Market Fund	249	125	4	—	4	—
Capital Manager Conservative Growth Fund	28,081	14,041	31,791	—	879	—
Capital Manager Moderate Growth Fund	108,473	54,236	116,221	—	721	—
Capital Manager Growth Fund	71,165	35,583	97,978	—	522	—
Capital Manager Equity Fund	20,285	10,142	39,863	—	16	—
2008

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund (formerly, Large Cap Fund)	231,130	115,565	122,848	—	2,033	—
Mid Cap Value Fund	82,653	—	49,389	—	7,412	—
Mid Cap Growth Fund*	27,205	—	26,274	—	548	—
Small Cap Fund**	38,172	19,086	26,158	—	171	—
International Equity Fund	24,436	12,218	18,513	—	3,544	—
Special Opportunities Fund	652,908	326,454	297,382	—	532,133	—
Equity Income Fund	503,360	251,680	155,602	—	292,955	—
Short Fund	20,776	10,388	—	—	—	—
Intermediate U.S. Government Fund	47,062	23,531	30,566	—	2,005	—
Total Return Bond Fund	43,581	21,790	51,342	—	1,377	—
Kentucky Intermediate Tax-Free Fund	26,126	13,063	—	—	—	—
Maryland Intermediate Tax-Free Fund	17,815	8,907	—	—	—	—
North Carolina Intermediate Tax-Free Fund	103,192	51,596	—	—	—	—
South Carolina Intermediate Tax-Free Fund	26,544	13,272	—	—	—	—
Virginia Intermediate Tax-Free Fund	46,496	23,248	—	—	—	—
West Virginia Intermediate Tax-Free Fund	40,069	—	—	—	—	—
Prime Money Market Fund	4,137,029	—	17,129	—	3,778	—
U.S. Treasury Money Market Fund	1,571,197	50,386	3,877	228	411	24
National Tax-Free Money Market Fund	2,153	1,076	11	—	11	—
Capital Manager Conservative Growth Fund	46,317	23,159	45,618	—	852	—
Capital Manager Moderate Growth Fund	167,366	83,683	190,105	—	1,115	—
Capital Manager Growth Fund	113,961	56,981	171,488	—	745	—
Capital Manager Equity Fund	37,457	18,729	69,674	—	11	—

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Cap Value Fund.

**	On February 1, 2010, the Small Cap Fund merged with and into the Sterling Small Cap Value Fund.

     For the fiscal period April 23, 2007 to September 30, 2007, BB&T AM Distributors, Inc., the Funds’ distributor, received the following fees with respect to the Class A, Class B and Class C Shares from the following Funds (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund (formerly, Large Cap Fund)	133,288	66,644	85,618	—	1,086	—
Mid Cap Value Fund	19,230	—	27,388	—	4,961	—
Mid Cap Growth Fund*	12,130	—	11,131	—	200	—

101

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Small Cap Fund**	21,064	10,532	16,913	—	117	—
International Equity Fund	11,360	5,680	8,688	—	856	—
Special Opportunities Fund	263,964	131,982	128,502	—	215,108	—
Equity Income Fund	196,959	98,480	61,333	—	105,395	—
Short Fund	9,168	4,584	—	—	—	—
Intermediate U.S. Government Fund	20,687	10,344	13,914	—	859	—
Total Return Bond Fund	18,167	9,083	21,396	—	473	—
Kentucky Intermediate Tax-Free Fund	9,016	4,508	—	—	—	—
Maryland Intermediate Tax-Free Fund	5,041	2,521	—	—	—	—
North Carolina Intermediate Tax-Free Fund	42,950	21,475	—	—	—	—
South Carolina Intermediate Tax-Free Fund	8,298	4,149	—	—	—	—
Virginia Intermediate Tax-Free Fund	19,277	9,638	—	—	—	—
West Virginia Intermediate Tax-Free Fund	38,897	—	—	—	—	—
Prime Money Market Fund	1,830,294	—	8,125	—	2,027	—
U.S. Treasury Money Market Fund	485,465	—	1,318	—	151	—
National Tax-Free Money Market Fund	890	445	5	—	5	—
Capital Manager Conservative Growth Fund	21,244	10,622	21,922	—	362	—
Capital Manager Moderate Growth Fund	83,205	41,603	97,403	—	684	—
Capital Manager Growth Fund	57,588	28,794	88,601	—	338	—
Capital Manager Equity Fund	20,690	10,345	38,396	—	5	—

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Cap Value Fund.

**	On February 1, 2010, the Small Cap Fund merged with and into the Sterling Small Cap Value Fund.

     For the period October 1, 2006 to April 22, 2007 BB&T Funds Distributor, Inc., the Funds’ former distributor received the following fees with respect to the Class A, Class B and Class C Shares from the following Funds (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund (formerly, Large Cap Fund)	150,982	75,491	99,425	—	1,116	—
Mid Cap Value Fund	20,865	—	32,656	—	5,097	—
Mid Cap Growth Fund*	14,869	—	13,709	—	192	—
Small Cap Fund**	27,002	13,501	23,148	—	121	—
International Equity Fund	13,042	6,521	10,787	—	971	—
Special Opportunities Fund	263,412	131,706	141,734	—	220,975	—
Equity Income Fund	195,850	97,925	63,273	—	99,450	—
Short Fund	14,964	7,482	—	—	—	—
Intermediate U.S. Government Fund	26,740	13,370	20,865	—	1,219	—
Total Return Bond Fund	20,222	10,111	27,271	—	554	—
Kentucky Intermediate Tax-Free Fund	8,430	4,215	—	—	—	—
Maryland Intermediate Tax-Free Fund	5,706	2,853	—	—	—	—
North Carolina Intermediate Tax-Free Fund	53,866	26,933	—	—	—	—
South Carolina Intermediate Tax-Free Fund	11,140	5,570	—	—	—	—
Virginia Intermediate Tax-Free Fund	26,972	13,486	—	—	—	—
West Virginia Intermediate Tax-Free Fund	2,279	—	—	—	—	—
Prime Money Market Fund	2,160,220	—	11,238	—	2,559	—
U.S. Treasury Money Market Fund	479,852	—	2,034	—	247	—
National Tax-Free Money Market Fund	542	271	6	—	6	—
Capital Manager Conservative Growth Fund	26,838	13,419	27,848	—	601	—
Capital Manager Moderate Growth Fund	99,268	49,634	124,011	—	820	—

102

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Capital Manager Growth Fund	67,914	33,957	112,581	—	408	—
Capital Manager Equity Fund	23,572	11,786	47,525	—	7	—

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Cap Value Fund.

**	On February 1, 2010, the Small Cap Fund merged with and into the Sterling Small Cap Value Fund.

Class R Shares of the Funds and Class A, B and C Shares of the Sterling Small Cap Value Fund did not commence operations until the date of this SAI; therefore, no fees are disclosed with respect to those classes.
     The Distribution Plan was initially approved on August 18, 1992 by the Fund’s Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the “Independent Trustees”). The Distribution Plan provides for fees only upon the Class A, Class B, Class C, and Class R Shares of each Fund.
     In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C, or Class R Shares of that Fund. The Distribution Plan may be amended by vote of the Fund’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund’s Class A, Class B, Class C, and Class R Shares. BB&T Funds’ Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.
     The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund’s Class A, Class B, Class C , and Class R Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a “Servicing Agreement”) between the Distributor and a Participating Organization. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund’s Class A, Class B, Class C, and Class R Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization’s customers owning a Fund’s Class A, Class B, Class C, and Class R Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.
     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.
     The Distribution Plan also contains a so-called “defensive” provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.
     The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly,

103

the Funds will require banks acting as Participating Organizations to provide only those services which, in the banks’ opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Funds to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund’s method of operations would affect its NAV per share or result in financial loss to any customer.
EXPENSES
     BB&T Asset Management bears all expenses in connection with the performance of its services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Funds, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund’s existence, costs and expenses of shareholders’ and Trustees’ reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B, Class C, Class R and Institutional Class of a Fund on the basis of the relative NAV of each class. At present, the only expenses that will be borne solely by Class A, Class B, Class C and Class R Shares, other than in accordance with the relative NAV of the class, are expenses under the Distribution Plan which relate only to the Class A, Class B, Class C, and Class R Shares.
SECURITIES LENDING AGENT
     BB&T Funds has retained Mellon Bank, N.A. as its securities lending agent and will compensate that firm based on a percentage of revenues generated by securities lending transactions effected on the behalf of the Funds.
CUSTODIAN
     U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the Custodian to the Funds.
TRANSFER AGENT AND FUND ACCOUNTING SERVICES
     PNC Global Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Funds pursuant to a Transfer Agency and Blue Sky Services Agreement. PNC Global Investment Servicing receives a fee based on the type of services provided to the Fund as agreed upon by the Funds and PNC Global Investment Servicing.
     PNC Global Investment Servicing also provides fund accounting services to the Funds pursuant to a Fund Accounting Agreement. For its services, PNC Global Investment Servicing receives a fee from the Fund at the annual rate of 0.01% of such Fund’s average daily net assets.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP (“KPMG”) has been selected as the independent registered public accounting firm. KPMG’s address is 345 Park Avenue, New York, NY 10154.
LEGAL COUNSEL
     Ropes & Gray LLP, One Metro Center, 700 12th St., N.W., Suite 900, Washington, DC 20005-3948 are counsel to the Funds.
ADDITIONAL INFORMATION
ORGANIZATION AND DESCRIPTION OF SHARES
     BB&T Funds (previously The BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of BB&T Funds’ Amended and

104

Restated Agreement and Declaration of Trust dated June 2, 2007, (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. BB&T Funds presently has twenty-three series of Shares offered to the public which represent interests in the Select Equity Fund, Mid Cap Value Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, National Tax-Free Money Market Fund, Prime Money Market Fund, U.S. Treasury Money Market Fund, Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund, Equity Index Fund (currently offered in a separate prospectus and SAI) and Sterling Small Cap Value Fund, respectively. The Funds’ Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of BB&T Funds into one or more additional series.
     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
     Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.
     As used in this SAI, a “vote of a majority of the outstanding Shares” of the Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of BB&T Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of BB&T Funds or such Fund.
SHAREHOLDER AND TRUSTEE LIABILITY
     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.
     The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Funds for payment.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Trust has adopted its own polices and procedures governing when information regarding portfolio holdings may be made available to third parties. No earlier than ten calendar days after the end of a quarter, the Funds will make public on the Funds’ Web site a complete schedule of each Fund’s holdings. Such information will be current as of the end of the most recent calendar quarter and will be available on the Funds’ Web site until updated for the next applicable period.
In addition, portfolio holdings information may be made available to third parties in the following circumstances:

105

— After it has been made public on the Funds’ Web site or through a filing with the SEC;
— In marketing or other materials, provided that the information regarding portfolio holdings disclosed in the materials are at least fifteen (15) days old; or
— When (i) the Funds have a legitimate business purpose for doing so; (ii) the disclosure is in the best interests of the Funds and their shareholders2; and (iii) the recipients are subject to a confidentiality agreement, including a duty not to trade on the non-public information, or the Funds’ Chief Executive Officer or Chief Financial Officer have determined that the policies of the recipient are adequate to protect the information that is disclosed and the entity is subject to a duty of confidentiality under the federal securities laws. Such disclosures shall be authorized by the Funds’ Chief Executive Officer or Chief Financial Officer and shall be reported to the Boards of Trustees at their next scheduled meeting.
Disclosure to the Funds’ Service Providers
The Funds may provide information to their service providers regarding the Funds’ portfolio holdings that have not been disclosed on the Trust’s Web site or included in a filing with the SEC where relevant to duties to be performed for the Funds. Such service providers include, but are not limited to, fund accountants, administrators, sub-administrators, investment advisers, rating agencies, custodians, independent public accountants and attorneys. The Funds’ service providers are prohibited, by explicit agreement or by virtue of their duties to the Funds, from disclosing to other third parties material non-public information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. In instances in which non-public information is disclosed to third parties, the entity receiving the non-public information is subject to a duty of confidentiality under the federal securities laws, including a duty not to trade on the non-public information.
The frequency with which information regarding the Fund’s portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.
Disclosure to Certain Broker-Dealers
Nonpublic information regarding portfolio holdings of the Tax-Free Bond Funds may be provided to certain broker-dealers. Such information (i) must be at least fifteen (15) days old at the time it is disclosed to the broker-dealer; (ii) may only be disclosed to the broker-dealer in connection with the investment activities of the Funds; and (iii) may only be disclosed to the broker-dealer after the Funds’ Chief Executive Officer or Chief Financial Officer has determined that the broker-dealer will not misuse the disclosed information.
Other than the arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. In no event shall portfolio holdings information be disclosed for compensation.
MISCELLANEOUS
     BB&T Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within BB&T Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of BB&T Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or BB&T Funds officers regarding expected trends and strategies.
     The organizational expenses of each Fund of BB&T Funds except the Virginia Fund and the Total Return Bond Fund are amortized over a period of two years from the commencement of the public offering of Shares of the Fund. On June 30, 1998, the Funds adopted Statement of Position (SOP) 98-5, “Reporting on the Costs of Start-Up Activities.” Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Virginia Fund and Total Return Bond Fund were paid during the fiscal year ended September 30, 1999 and the past fiscal year, respectively. In the event any of the initial Shares of BB&T Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds

[2]	In determining whether disclosure is in the best interests of the Funds and their shareholders, the Funds’ Chief Executive Officer or Chief Financial Officer shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, or its principal underwriter, on the other.

106

will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of BB&T Funds subsequent to the date of the Prospectus and this SAI bear such expenses only as they are amortized against a Fund’s investment income.
     BB&T Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.
     The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of January 11, 2010:

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
CAPITAL MANAGER CONSERVATIVE GROWTH FUND (C SHARES)

PFPC TRUST CO CUST FBO	30.89%
MENBERU YEMATA 7404 BATH ST SPRINGFIELD VA 22150-3801

DELBERT L LEADMON	19.81%
225 TANNER LN WALKER WV 26180-5627

PFPC TRUST CO CUST FBO	16.91%
MARIA CORINA DEVICENTE 7748 KINROSS DR NEW PORT RICHEY FL 34653-1529

RICHARD ALLEN SAFFLE	8.12%
112 E OLIVE ST BRIDGEPORT WV 26330-1160

PFPC TRUST CO CUST FBO	8.00%
LARA A REALL 46 SLOPING HILL LN HEDGESVILLE WV 25427-7064

LOYCE J CRUMP	6.62%
20 FLEMING RD CUMBERLAND VA 23040-2527

CAPITAL MANAGER CONSERVATIVE GROWTH FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	83.64%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

CLEARVIEW	14.18%
HARRY D STEPHENSON 104 PRESTWICK PLACE CARY NC 27511-6555

107

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
CAPITAL MANAGER EQUITY FUND (C SHARES)

PFPC TRUST CO CUST FBO	17.96%
ALLISON P SHUPING 124 WYCHE RD HALLSBORO NC 28442-9016

PFPC TRUST CO CUST FBO	13.39%
BRADLEY M FRANKS 304 HOWELL RD GREENVILLE SC 29615-2025

PFPC TRUST CO CUST ROTH FBO	12.64%
ANDREA LYNN MUNCHMEYER 119 STERLING ROAD TAVERNIER FL 33070-0000

PFPC TRUST CO CUST FBO	10.79%
JAMES BUENING 34A REDMOND DR FLETCHER NC 28732-0000

PFPC TRUST CO CUST FBO	8.01%
ROBERT H NIEHAUS REBECCA LYNN NIEHAUS RESP INDIV 1403 TURNBERRY WAY BEL AIR MD 21015-0000

PFPC TRUST CO CUST FBO	8.01%
THOMAS J NIEHAUS REBECCA LYNN NIEHAUS RESP INDIV 1403 TURNBERRY WAY BEL AIR MD 21015-5678

BB&T ASSET MANAGEMENT INC	7.45%
ATTN PAUL PALERMO 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701

JAGADEESAN JANAKIRAMAN	7.06%
AND GAYATRI JAGADEESAN 6138 HANES WAY CLEMMONS NC 27012-9445

CAPITAL MANAGER EQUITY FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	82.56%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

NFS LLC FEBO	17.44%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

CAPITAL MANAGER GROWTH FUND (C SHARES)

108

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
PFPC TRUST CO CUST FBO	21.66%
DANIEL E ROWE 231 MEADOW LN BERKELEY SPRINGS WV 25411-3526

PFPC TRUST CO CUST FBO	17.17%
STANLEY S TAO 302 TURNBERRY PT BARBOURSVILLE WV 25504-1948

STEPHEN E CAMPBELL	11.98%
MARY W CAMPBELL 112 STARBOARD LN MONETA VA 24121-2318

PFPC TRUST CO CUST FBO	8.74%
CATHERINE A MASLOW 101 FOXFIELD LN MATTHEWS NC 28105-6545

PFPC TRUST CO CUST FBO	6.30%
MELISSA A MCCUMBEE 103 AMETHYST LN BERKELEY SPRINGS WV 25411-6551

CAPITAL MANAGER GROWTH FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	40.84%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

NFS LLC FEBO	35.06%
BBT CO DBA WILBRANCH & CO FBO ERISA CLIENTS 12B1 FEES PO BOX 2887 WILSON NC 27894-2887

FRONTIER TRUST COMPANY FBO	23.93%
COVINGTON’S CONVALESCENT CENTER P.O. BOX 10758 FARGO, ND 58106

CAPITAL MANAGER MODERATE GROWTH FUND (C SHARES)

PATRICIA F CHANDLER	20.81%
2440 CLOVERDALE RD BREMO BLUFF VA 23022-2304

PFPC TRUST CO CUST FBO	20.02%
DAKSHINA M DARBHA 8440 STONE MASON DR RALEIGH NC 27613-6920

109

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
PFPC TRUST CO CUST FBO	8.92%
CHARLES GRANT WILLIS III 4612 OUTER BANK DR NORCROSS GA 30092-1109

PFPC TRUST CO CUST FBO	7.69%
HUGH C TALTON PO BOX 183 SMYRNA NC 28579-0183

PFPC TRUST CO CUST FBO	5.06%
JENNIFER T LOFTIN 195 KENNY LN MARTINSVILLE VA 24112-9101

CAPITAL MANAGER MODERATE GROWTH FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	80.31%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

NFS LLC FEBO BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887	10.82%

EQUITY INCOME FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	35.54%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

NFS LLC FEBO	14.92%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

NFS LLC FEBO	6.31%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887

UBATCO	6.20%
ATTN: TRUST OPERATIONS PO BOX 82535 LINCOLN NE 65801-2535

CENTRAL REGISTRATION CO. OF ENID	5.12%
324 W. BROADWAY ENID OK 73701

110

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
INTERMEDIATE U.S. GOVERNMENT FUND (A SHARES)

NFS LLC FEBO	21.34%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

INTERMEDIATE U.S. GOVERNMENT FUND (C SHARES)

JENNIFER SISSEL MORGAN TRUST	25.25%
KARI D WOLF & THOMAS R CONKLIN TTEES 536 18TH AVE NE ST PETERSBURG FL 33704-4604

PATRICIA RYAN	14.03%
8600 GRUENEWALD LN CHARLOTTE NC 28210-5862

PFPC TRUST CO CUST FBO	10.47%
DEBORAH D DRAPER 911 HIGHLAND AVE PRINCETON WV 24740-2905

STANLEY J ATMA	9.06%
MARGARET S ATMA 3708 TABLE ROCK RD CHARLOTTE NC 28226-6644

AMERITRADE INC FBO	7.15%
PO BOX 2226 OMAHA NE 68103-2226

PFPC TRUST CO CUST FBO	5.83%
GINA H FOUSE 681 NEW BETHEL RD WYTHEVILLE VA 24382-3050

BRIAN K SELDOMRIDGE	5.58%
19 HIGHLAND CIRCLE LEWISBURG WV 24901-1721

INTERMEDIATE U.S. GOVERNMENT FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	54.20%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

111

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	21.65%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

NFS LLC FEBO	5.69%
BBT CO DBA WILBRANCH & CO FBO ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887

INTERNATIONAL EQUITY FUND (B SHARES)

PFPC TRUST CO CUST FBO	6.30%
SHARI LYNN BUENING 34 A REDMOND DR FLETCHER NC 28732

INTERNATIONAL EQUITY FUND (C SHARES)

ALICIA OBER 607 CAROLINA AVE VIRGINIA BCH VA 23451-4608	34.82%

JOHN A OLSHEFSKI	24.55%
7 WADSWORTH DRIVE HUNSTVILLE AL 35808-2714

THOMAS D COATES FBO	6.53%
THOMAS COATES JR TTEE 3817 BUSH CREEK DRIVE FREDERICK MD 21704

INTERNATIONAL EQUITY FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	74.45%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

BB&T CAPITAL MGR MODERATE GROWTH FD	6.86%
ATTN FUND ADMINISTRATION 434 FAYETTEVILLE STREET MALL FL 5 RALEIGH NC 27601-1701

BB&T CAPITAL MANAGER GROWTH FD	6.35%
ATTN FUND ADMINISTRATION 434 FAYETTEVILLE STREET MALL FL 5 RALEIGH NC 27601-1701

KENTUCKY INTERMEDIATE TAX-FREE (A SHARES)

112

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
PERSHING LLC	11.42%
P.O. BOX 2052 JERSEY CITY NJ 07303-9998

PERSHING LLC	9.85%
P.O. BOX 2052 JERSEY CITY NJ 07303-2052

PERSHING LLC	7.52%
P.O. BOX 2052 JERSEY CITY NJ 07303-2052

PERSHING LLC	5.13%
P.O. BOX 2052 JERSEY CITY NJ 07303-9998

KENTUCKY INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	90.09%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

MARYLAND INTERMEDIATE TAX-FREE FUND (A SHARES)

HORACE L MARSHALL AND	11.56%
QUINNA C MARSHALL 27880 FARM MARKET RD MARION STATION MD 21838-2608

LPL FINANCIAL	5.55%
9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968

HOWARD G WEBB AND	5.25%
NANCY S WEBB PO BOX 1410 BERLIN MD 21811-5410

KAY T SIMMONS	5.20%
11547 CHARLES ST LA PLATA MD 20646-4457

MARYLAND INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	78.74%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

MID CAP VALUE FUND (A SHARES)

113

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
LANE COUNTY 457 DEFERRED COMP PLAN	10.12%
LANE COUNTY 457 DEFERRED COMP TRUST C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002

MID CAP VALUE FUND (C SHARES)

NFS LLC FEBO	12.42%
BERT C PALMER TTEE FBO BERT C PALMER 4539 SHINCKE ROAD NE OLYMPIA WA 98506

DONALDSON LUFKIN JENRETTE	11.52%
SECURITIES CORPORATION INC PO BOX 2052 JERSEY CITY NJ 07303-2052

THEODORA J KURCABA	11.44%
RR 1 BOX 163-C TERRA ALTA WV 26764-9635

DONALDSON LUFKIN JENRETTE	10.05%
SECURITIES CORPORATION INC PO BOX 2052 JERSEY CITY NJ 07303-2052

PFPC TRUST CO CUST FBO	5.40%
HARRY S TUCKER 5509 TOLEDO AVE CHARLESTON WV 25304-2327

MID CAP VALUE FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	38.94%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

VANGUARD FIDUCIARY TRUST CO	8.47%
400 DEVON PARK DR WAYNE PA 19087-1816

NFS LLC FEBO	7.44%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887

NFS LLC FEBO	6.19%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

NATIONAL TAX FREE MONEY MARKET FUND (A SHARES)

114

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	31.45%
JEFFREY LELLIOT 30 ROLAND ROAD NEW PROVIDENCE NJ 07974

GRETE M HOLLESEN TTE	18.64%
HOLLESEN FAMILY TRUST 6082 LA COSTA DRIVE OCALA FL 33472-0000

RALPH V SEIFERT AND	15.45%
BERNICE A SEIFERT 915 WEST GLEN EAGLES RD OCALA FL 34472-0000

PAUL R COURTEMANCHE	12.62%
5250 GLADE CREEK RD ROANOKE VA 24012-8904

NATIONAL TAX-FREE MONEY MARKET FUND (INSTITUTIONAL SHARES)

WILBRANCH & CO	98.68%
223 NASH ST W WILSON NC 27893-3801

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (A SHARES)

R L HONBARRIER CO	7.13%
1507 CRESTLIN DR HIGH POINT NC 27262-8308

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	85.84%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

PRIME MONEY MARKET FUND (A SHARES)

CLEARVIEW CORRESPONDENT SVCS LLC	68.39%
ATTN MONEY MARKET DEPARTMENT 8006 DISCOVERY DRIVE STE 200 RICHMOND VA 23229-8600

PERSHING	26.47%
MONEY FUND CUSTOMERS ATTN CASH MGT SERVICES — 9TH FLOOR 1 PERSHING PLAZA JERSEY CITY NJ 07399

PRIME MONEY MARKET FUND (B SHARES)

115

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
CLEARVIEW	10.26%
TIMOTHY P O’TOOLE 2540 CELTIC CIRCLE PENSACOLA FL 32503

PFPC TRUST CO CUST FBO	7.44%
FRANCES M ODROBINA 5004 CEDAR PARK CT MONROE NC 28110-8505

PFPC TRUST CO CUST FBO	6.24%
WILLIAM T PEYTON 608 RODNEY BAY XING WAKE FOREST NC 27587-2970

PRIME MONEY MARKET FUND (C SHARES)

CLEARVIEW N JOSEPH DREPS 3232 PAGE AVENUE #102 VIRGINIA BEACH VA 23451	27.01%

CLEARVIEW	17.76%
ROBERT W JUNOD 12081 FOX MILL RUN ASHLAND VA 23005

DOUGLAS H STONE	6.01%
JAMES T STONE TTEE JOHN M STONE TTEE 11 WAKEFIELD DRIVE APT 2304 ASHEVILLE NC 28803

PRIME MONEY MARKET FUND (INSTITUTIONAL SHARES)

WILBRANCH CO	74.87%
CASH ATTN TRUST OPERATIONS WILSON NC 27894-2887

NFS LLC FEBO	14.15%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

BRANCH BANKING AND TRUST	8.13%
FBO BB&T SWEEP CUSTOMERS C/O CITI FUND SERVICES ATTN INSTITUTIONAL SERVICES 3435 STELZER RD COLUMBUS OH 43219-6004

SELECT EQUITY FUND (C SHARES)

116

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
LARRY WIDMAN AND	24.24%
LYNNE WIDMAN 221 PEARLCROFT RD CHERRY HILL NJ 08034-3348

FIRST CLEARING, LLC	9.62%
ANNAN FAMILY TRUST 1909 W SANTA ANA AVE FRESNO CA 93705-0221

TERESA L LUHN	8.86%
PO BOX 48525 CUMBERLAND NC 28331-8525

RICHARD G BLAKE	7.32%
3525 LEWIS LOOP SE BOLIVIA NC 28422-7563

PFPC TRUST CO CUST FBO	6.66%
TAMMY S BRITT 15024 NEW LIGHT RD WAKE FOREST NC 27587-8625

PFPC TRUST CO CUST FBO	5.80%
DEBORAH ANN JOYNER 286 FOX RUN CIR BOWLING GREEN KY 42104-8516

AMERITRADE INC FBO	5.23%
PO BOX 2226 OMAHA NE 68103-2226

SELECT EQUITY FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	90.84%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

SHORT U.S. GOVERNMENT FUND (A SHARES)

HENRY FIBERS INC	18.44%
ATTN GEORGE F HENRY JR PRESIDENT PO BOX 1675 GASTONIA NC 28053-1675

JOHN LAWRENCE NELSON	14.67%
1739 KELLY RD RICHMOND VA 23230-4200

117

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	10.93%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

SHORT U.S. GOVERNMENT FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	79.01%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

NFS LLC FEBO	8.77%
BBT CO DBA WILBRANCH & CO FBO ERISA CLIENTS 12B1 FEES PO BOX 2887 WILSON NC 27894-2887

NFS LLC FEBO	6.35%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	80.67%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

NFS LLC FEBO	6.37%
GARY A DELAPP TTEE 409 SWEETBAY TER SPARTANBURG SC 29306

SPECIAL OPPORTUNITIES EQUITY FUND (A SHARES)

CHARLES SCHWAB & CO INC	18.10%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122

SPECIAL OPPORTUNITIES EQUITY FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	49.22%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

118

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	22.32%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

CHARLES SCHWAB & CO INC	9.18%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122

STERLING SMALL CAP VALUE FUND (INSTITUTIONAL SHARES, FORMERLY STERLING SHARES)

FIRST UNION NATIONAL BANK	27.41%
OMNIBUS REINVEST REINVEST 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001

AMERITRADE INC FOR THE	20.62%
EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226

CHARLES SCHWAB & CO INC	17.19%
REINVEST ACCOUNT ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151

TOTAL RETURN BOND FUND (C SHARES)

PFPC TRUST CO CUST FBO	11.40%
ERNEST D RHODES JR 159 BLACK FOREST DR MADISON HEIGHTS VA 24572-3807

PFPC TRUST CO CUST FBO	8.16%
CHRISTOPHER MOLIS 5828 COOPERS RIDGE LN CHARLOTTE NC 28269-1032

STEVE L HEASTER CUST FBO	5.54%
HILARY L HEASTER RR 4 BOX 935 SALEM WV 26426-8917

PFPC TRUST CO CUST FBO	5.24%
EARL R WOODRUM 2106 KANAWHA BLVD E APT 416B CHARLESTON WV 25311-2238

TOTAL RETURN BOND FUND (INSTITUTIONAL SHARES)

119

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	37.71%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

NFS LLC FEBO	35.96%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

U.S. TREASURY MONEY MARKET FUND (A SHARES)

PERSHING MONEY FUND CUSTOMER ACCOUNTS ATTN CASH MGT SERVICES - 9TH FLOOR 1 PERSHING PLAZA JERSEY CITY NJ 07399	63.02%

CLEARVIEW CORRESPONDENT SVCS LLC	33.73%
ATTN MONEY MARKET DEPARTMENT 8006 DISCOVERY DRIVE STE 200 RICHMOND VA 23229-8600

U.S. TREASURY MONEY MARKET FUND (B SHARES)

PFPC TRUST CO CUST FBO	9.50%
ROBERT J HUGGINS 10101 FOUR MILE CREEK RD CHARLOTTE NC 28277-9041

PFPC TRUST CO CUST FBO	8.81%
MAGUERITE DUFFY 7413 VALLEY RUN DR RALEIGH NC 27615-5819

U.S. TREASURY MONEY MARKET FUND (C SHARES)

CLEARVIEW	92.59%
MICHAEL C KELEHER 42 WEST ROAD LEICESTER NC 28748

U.S. TREASURY MONEY MARKET FUND (INSTITUTIONAL SHARES)

WILBRANCH	76.83%
CASH ATTN TRUST OPERATIONS PO BOX 2887 WILSON NC 27894-2887

120

PERCENT OF THE CLASS TOTAL
ASSETS HELD BY THE
FUND/CLASS	SHAREHOLDER
BRANCH BANKING AND TRUST	12.79%
FBO BB&T SWEEP CUSTOMERS C/O CITI FUND SERVICES ATTN INSTITUTIONAL SERVICES 3435 STELZER RD COLUMBUS OH 43219-6004

NFS LLC FEBO	8.96%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

VIRGINIA INTERMEDIATE TAX-FREE FUND (A SHARES)

DONALDSON LUFKIN JENRETTE	7.52%
SECURITIES CORPORATION INC PO BOX 2052 JERSEY CITY NJ 07303-2052

PERSHING LLC	5.04%
PO BOX 2052 JERSEY CITY NJ 07303-2052

VIRGINIA INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	88.32%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

WEST VIRGINIA INTERNATIONAL TAX-FREE FUND (INSTITUTIONAL SHARES)

NFS LLC FEBO	70.23%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887

NFS LLC FEBO	17.63%
SECURITY NATIONAL TRUST CO 1300 CHAPLINE ST WHEELING WV 26003-3348

*	This account is the customer of record, however, the customer does not have voting authority over this account. Rather, the account’s underlying customers have voting authority over the shares held of this account.
As of January 9, 2010, Branch Banking & Trust Company and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 77.58% of the U.S. Treasury Money Market Fund, 83.86% of the Prime Money Market Fund, 97.96% of the National Tax-Free Money Market Fund, 92.39% of the Intermediate U.S. Government Fund, 77.49% of the North Carolina Intermediate Tax-Free Fund, 73.51% of the Virginia Intermediate Tax-Free Fund, 55.94% of the South Carolina Intermediate Tax-Free Fund, 92.88% of the Total Return Bond Fund, 60.05% of the West Virginia Intermediate Tax-Free Bond Fund, 64.15% of the Kentucky Intermediate Tax-Free Bond Fund, 64.57% of the Maryland Intermediate Tax-Free Fund, 83.48% of the Select Equity Fund, 94.04% of the International Equity Fund, 30.96% of the Capital Manager Conservative Growth Fund,

121

69.21% of the Mid Cap Value Fund, 38.77% of the Special Opportunities Fund, 91.70% of the Short U.S. Government Fund, and 38.71% of the Equity Income Fund. As a result, BB&T may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.
The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.
FINANCIAL STATEMENTS
Audited Financial Statements as of September 30, 2009 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 2009, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Funds’ latest Semi-Annual Report may be obtained without charge by contacting the Distributor at P.O. Box 9762, Providence, Rhode Island 02940-9752 or by telephoning toll-free at 1-800-228-1872.
APPENDIX A
The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.
LONG — TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)
Description of the six highest long-term obligation ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa	Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.
Description of the six highest long-term issue credit ratings by S&P (S&P may apply a plus (+) or minus (-) sign to a particular rating classification to show relative standing within that classification.):

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the

122

obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
Description of the six highest international long-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):

AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB	Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative.
• For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
• For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
Description of the six highest long-term debt rating categories by DBRS (“High” and “low” grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. “High” and “low” grades are not used for the AAA category.):

AAA	Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standards that DBRS has set for this category, few entities are able to achieve an “AAA” rating.

123

AA	Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definitions which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A	Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies.

BBB	Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB	Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B	Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be added to certain rating symbols (including “AA” and “A”) to indicate relative standing within each of those rating categories.):

AAA	The highest level of capacity of the obligor to honor its financial commitment on the obligation.

AA	A very high level of capacity to honor the financial commitment on the obligation.

A	A high level of capacity to honor the financial commitment on the obligation.

BBB	An adequate level of capacity to honor the financial commitment on the obligation. However, this capacity is more likely to diminish in the future than in the cases of the higher rating categories.

BB	Although the level of capacity to honor the financial commitment on the obligation is not considered problematic at present, this capacity may not persist in the future.

B	A low level of capacity to honor the financial commitment on the obligation, having cause for concern.
Description of the six highest long-term debt ratings by Best’s (Certain ratings (including “aa” and “a”) may be enhanced with a plus (+) or minus (-) sign to indicate whether credit quality is near the top or bottom of a category. A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Issuer Credit Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to Best’s interactive rating process ):

aaa	Exceptional. Assigned to issues, where the issuer has, in Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa	Very Strong. Assigned to issues, where the issuer has, in Best’s opinion, a very strong ability to meet the terms of obligation.

a	Strong. Assigned to issues, where the issuer has, in Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to meet the terms of the obligation; however, the issue is more susceptible to changes in economic or other conditions.

124

bb	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b	Very speculative. Assigned to issues, where the issuer has, in Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.
Description of the six highest long-term debt ratings by R&I (Plus (+) and minus (-) signs may be added to ratings symbols within a range from AA to CCC (which is not shown below) to indicate their relative standing within each category):

AAA	The highest credit quality. It is also accompanied by many other excellent factors.

AA	The credit quality is very high. It is also accompanied by excellent factors.

A	The credit quality is high. It is also accompanied by some excellent factors.

BBB	The credit quality is satisfactory, but there are factors that may be vulnerable to environmental changes.

BB	No urgent problem in the credit quality, but there are factors that are vulnerable to environmental changes and require full attention.

B	The credit quality has some problems, and there are factors that require a constant attention.
SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)
Moody’s description of its short-term debt ratings:
P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.
NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P’s description of its six highest short-term issue credit ratings:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “’B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

125

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
Description of the six highest international short-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.
DBRS’ description of its six highest short-term debt ratings:

R-1	(high) Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1	(middle) Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1	(low) Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2	(high) Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2	(middle) Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower

126

future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2	(low) Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.
JCR’s description of its short-term debt ratings:

J-1	The highest level of capacity of the obligor to honor its short-term financial commitment on the obligation. Within this rating category, obligations for which the capacity is particularly high are indicated by the symbol “J-1+.”

J-2	The high level of capacity to honor the short-term financial commitment on the obligation, but slightly less than for category “J-1.”

J-3	An adequate level of capacity of the obligor to honor the short-term financial commitment on the obligation, but susceptible to adverse changes in circumstances.

NJ	The capacity of the obligor to honor the short-term financial commitment on the obligation is less than for the upper-ranking categories.

D	In default.
Best’s description of its six highest short-term debt ratings (A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and Best’s Rating may be subject to near-term change. Ratings prefixed with an “i” denote indicative ratings.):
AMB-1+ Strongest. Assigned to issuers, where the issuer has, in Best’s opinion, the strongest ability to repay short-term debt obligations.
AMB-1 Outstanding. Assigned to issuers, where the issuer has, in Best’s opinion, an outstanding ability to repay short-term debt obligations.
AMB-2 Satisfactory. Assigned to issuers, where the issuer has, in Best’s opinion, a satisfactory ability to repay short-term debt obligations.
AMB-3 Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.
AMB-4 Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In Default. In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.
R&I’s description of its short-term debt ratings (The plus sign (+) may be added to ratings in the “a-1” rating to indicate an especially high degree of certainty regarding the repayment of short-term financial obligations):

a-1	A superior degree of certainty regarding the repayment of short-term financial obligation.

127

a-2	A strong degree of certainty regarding the repayment of short-term financial obligation, but there are some vulnerable factors compared to the rating of the upper grade.

a-3	An adequate degree of certainty regarding the repayment of short-term financial obligation, but there are factors that are vulnerable to environmental changes.

b	The degree of certainty regarding the repayment of short-term financial obligation is not equal to “a-rated” obligations, and there are concerning factors over the repayment.

c	The lowest rating. The repayment of short-term financial obligation is in default, or the possibility of default is extremely high.
SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS
Moody’s description of its two highest short-term loan/municipal note ratings:

MIG1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures or summaries thereof of the following are attached:
1.	BB&T Asset Management, Inc. (Adviser to each of the BB&T Funds) and Scott & Stringfellow LLC* (Sub-Adviser to the BB&T Special Opportunities Equity Fund and the Equity Income Fund)

2.	Federated Investment Management Company (Sub-Adviser to the BB&T Prime Money Market Fund and BB&T National Tax-Free Money Market Fund)

3.	Artio Global Management LLC (“Artio”). (Sub-Adviser to the BB&T International Equity Fund)

4.	Sterling Capital Management LLC (Adviser to the Sterling Small Cap Value Fund and Sub-Adviser to the Mid Cap Value Fund and the Total Return Bond Fund)

*	Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, the parent of BB&T Asset Management (“BTAM”), will use BTAM’s proxy voting policy and procedures.
BB&T ASSET MANAGEMENT, INC.
PROXY VOTING POLICY AND PROCEDURES
Authorization to Vote Proxies
Each client whose account is assigned to a BB&T AM Investment Professional, when executing his or her Advisory Contract with BB&T AM, may select whether he or she wishes to be responsible for voting his or her proxies or whether he or she instead authorizes BB&T AM to vote proxies on behalf of the client. BB&T AM shall not cause to be voted the proxies of any client who indicates that he or she wishes to be responsible for voting his or her proxies. With respect to any BB&T AM client who has not executed an Advisory Contract with BB&T AM that includes a proxy voting selection provision, BB&T AM will cause the proxies of such client to be voted, until such time as the client instructs BB&T AM to the contrary or unless the client has otherwise arranged for their proxies to be delivered to them for voting.

128

BB&T AM may also cause to be voted the proxies for securities held by any BB&T Fund whose board of trustees has authorized BB&T AM to do so.
Proxies Will Be Voted in Accordance with the Clients’ Best Interests
It is BB&T AM’s policy that all proxies for clients’ securities be voted strictly in accordance with the best interests of the clients’ accounts. The key element underlying any evaluation of the interests of a client in a proposal, election, or issue presented to a shareholder vote is the effect, if any, the proposal, election, or issue could have on the current or future value of the investment.
Proxy Committee
With respect to clients’ securities (including BB&T Funds’ securities) for which BB&T AM has responsibility for voting proxies, the Proxy Committee of BB&T AM will monitor voting decisions, ensure proxies are submitted timely, and, as described below, make determinations regarding actual or potential conflicts of interests. The Proxy Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more of these functions. BB&T AM has engaged Institutional Shareholder Services (“ISS”) to monitor corporate actions, make voting recommendations, ensure proxies are submitted timely, and maintain the records as required. .
To the extent that any investment officer (or other employee of asset management) reviews a given ISS recommendation and determines that the best interests of the BB&T AM clients who hold the security would likely be better served by rejecting the ISS recommendation, then they shall promptly notify the Proxy Committee, which shall then review the issue and determine, based on the principles set forth below, whether to accept or reject the ISS recommendation. If the Proxy Committee chooses to reject the ISS recommendation, it shall instruct ISS to vote the proxies accordingly and shall forward to the Director of Compliance originals or copies of all documents that memorialize the basis for the decision and all documents created by the Proxy Committee or by any other area or employee of BB&T AM that were material to making the decision.
Proxy Voting Determination Guidelines
As discussed above, BB&T AM has engaged ISS to make voting recommendations with respect to proxies for clients’ securities. BB&T AM accordingly relies on ISS’s voting policies and judgments, which BB&T AM has found to be sound and well regarded. Nevertheless, as also discussed above, BB&T AM reserves the right to reject any given ISS recommendation. In determining whether to reject an ISS recommendation, BB&T AM will be guided by the policy expressed above, and the following guidelines.
Generally, BB&T AM will support company managements which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term. Long term shareholder value need not be sacrificed in favor of short term gains. Proposals that diminish the rights of shareholders or diminish management or board accountability to the shareholders will typically be opposed. However, reasonable measures that provide the board or management with flexibility for negotiation during unsolicited takeover attempts might be supported provided that such measures do not deter every potential acquisition. Likewise, compensation plans that appear excessive relative to comparable companies’ compensation packages and/or appear unreasonable in light of the performance of the issuer will typically be opposed. Matters involving social issues or corporate responsibility will be evaluated principally based on their likely impact on the economic value of the issuer.
Conflicts of Interests
In some circumstances, an issuer’s proxies may present an actual or potential conflict of interests between BB&T AM and a client account holding securities of the issuer. As explained above, it is BB&T AM’s policy that all proxies for a client’s securities be voted strictly in accordance with the best interests of the client’s account. Nevertheless, BB&T AM also employs additional safeguards in situations potentially involving a material conflict of interests.
At least annually, the Proxy Committee will compile, maintain, and update a list of issuers with which BB&T AM or its affiliates has such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of interests. Examples may include issuers for which BB&T AM manages a pension or employee benefits plan, issuers for which BB&T AM manages an account for a senior officer or director, BB&T Corporation, or the BB&T Funds. To the extent that BB&T AM receives proxies from such issuers for clients who have authorized BB&T AM to vote their proxies, the Proxy Committee will examine the proxy solicitations and assess the potential conflict in order to determine what procedures to employ with respect to the proxy. Likewise, the Proxy Committee will make such an examination and determination with respect to other proxy solicitations that may give rise to a material

129

conflict of interests, such as where BB&T AM or one or more of its senior managers or directors has a business or personal relationship with a proponent of a proxy proposal, a participant in a proxy contest, a corporate director, or a candidate for a directorship.
Depending on the circumstances, the Proxy Committee may:
(a) Determine that the ISS recommendation is in the best interest of the client and cause the proxies to be voted according to the ordinary guidelines and procedures provided by ISS; or
(b) Determine that the ISS recommendation is not in the best interest of the client and override the recommendation and vote the proxies accordingly; or
(c) Refer voting authority back to the client to vote the proxies.
Providing Information Regarding Proxy Voting Policies and Procedures
Upon opening any new client account, BB&T will provide the client with the Description of BB&T Asset Management’s Proxy Voting Policies and Procedures (“Description”), which shall be a concise summary of the policies and procedures, shall indicate that a copy of the full policies and procedures is available upon request, and shall include instructions for obtaining information regarding how a client’s proxies were voted. The Proxy Committee or its delegate shall be responsible for providing a copy of the full policies and procedures and of information regarding how a client’s proxies were voted to any client who so requests. The Proxy Committee or its delegate shall also forward to the Director of Compliance the client’s written request for information regarding how the client’s proxies were voted and a copy of BB&T AM’s written response to any such written or oral request.
Record-Keeping
The Director of Compliance shall maintain the following materials for five years in an easily accessible place (the first two years in BB&T AM’s home office):
(a) BB&T AM’s proxy voting policies and procedures;
(b) List of issuers the represent a potential or actual conflict of interest
(c) Proxy statements received regarding client securities
(d) Records of votes cast by BB&T AM (including by any third party provider, such as ISS, that BB&T AM has engaged to cast votes) on behalf of any client;
(e) Copies of all documents created by BB&T AM that were material to making a decision as to how to vote proxies on behalf of a client or that memorialize the basis for such a decision;
(f) Copies of all written client requests for information on how BB&T AM voted proxies on behalf of the client, and copies of all written responses by BB&T AM to any written or oral client request for information on how BB&T AM voted proxies on behalf of the client;
(g) All other documents received from the Proxy Committee in fulfilling their responsibilities. .
BB&T AM may satisfy requirements (b) and (c), above, by relying on a third party, such as ISS, to make and retain the relevant documents on BB&T AM’s behalf if BB&T AM first obtains an undertaking from the third party to provide a copy of the documents promptly upon request. BB&T AM also may satisfy the requirements of (b), above, by relying on obtaining a copy of a proxy statement from the SEC’s EDGAR system.
2. FEDERATED INVESTMENT MANAGEMENT COMPANY (EFFECTIVE MAY 21, 2009)

130

Proxy Voting Policies
Federated Investment Management Company’s (“Federated”) general policy is to cast proxy votes in favor of proposals that Federated anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that Federated believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.
The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether Federated supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally Federated will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company’s audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board’s selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”). Federated will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
On matters of capital structure, generally Federated will vote; against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. Federated will generally vote against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally Federated will vote: for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, Federated will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. Federated will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. Federated will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, Federated may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if Federated decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though Federated typically votes against such measures in other contexts.
Federated generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. Federated believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
In addition, Federated will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), Federated will not vote proxies for such shares.
Proxy Voting Procedures
Federated has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to Federated by the Board in accordance with the proxy voting policies. Federated has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions. The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to case proxy votes in

131

a manner that the Proxy Committee believes is consistent with Federated’s general policy. ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines. However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.
Conflicts of Interest
Federated has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of Federated or Distributor. This may occur where a significant business relationship exists between Federated (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”
Federated has implemented the following procedures in order to avoid concerns that the conflicting interests of Federated have influenced proxy votes. Any employee of Federated who is contacted by an Interested Company regarding proxies to be voted by Federated must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how Federated will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of Federated with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, Federated voted as it did.
If the Fund holds shares of another investment company for which Federated (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund’s proxies in the same proportion as the votes cast by shareholders who are not clients of Federated at any shareholders’ meeting called by such investment company, unless otherwise directed by the Board.

132

3.
ARTIO GLOBAL INVESTORS
(Formerly known as Julius Baer Investment Management LLC)
PROXY VOTING PROCEDURES
June 2008
(Updated April 2009)
     A. General
It is the policy of Artio to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of all clients for whom Artio Global provides discretionary investment management services and has authority to vote their proxies.
Artio may vote proxies as part of its authority to manage, acquire and dispose of account assets. Artio will not vote proxies if the advisory agreement does not provide for Artio to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.
When voting proxies for client accounts, Artio’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, Artio will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.
     B. Proxy Oversight Committee
In order to properly monitor the proxy voting process, a Proxy Oversight Committee (“Committee”) shall meet periodically to evaluate the effectiveness of Artio’s proxy voting process, and to address potential conflicts of interest as they arise. The members of the Committee include the individuals listed in Appendix A (attached hereto), and shall be selected from personnel of Artio consisting of executive, compliance, legal, and operations.
The Proxy Oversight Committee is responsible for:

1.	Approving any changes to the Policy.

2.	Monitoring to ensure that proxies are voted.

133

3.	Reviewing votes cast to ensure that they are in accord with the Proxy Voting Policy. In furtherance of this responsibility, the Committee shall specifically review instances where a vote was contrary to a position taken in the Policy.

     C. Procedures
Artio Operations Department (“OPS”) is responsible for establishing all new accounts on the Charles River System. A New Account Checklist which is signed and approved by all key departments of Artio is circulated along with the agreed upon Investment Guidelines for that client. OPS will code the applicable client account as “proxy voting” by including it in the proxy voting group on Charles River.
To assist Artio in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, Artio has retained the proxy voting and recording services of RiskMetrics Group (“RMG”). RMG is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. Artio intends to vote in accordance with RMG’s recommendations to address, among other things, any material conflicts of interests between clients and the interests of Artio or its affiliates. Artio has instructed RMG not to vote proxies when liquidity of client accounts could be adversely affected. The RMG predetermined guidelines are listed as Appendix B.
In order to ensure that RMG performs its delegated duties, OPS will provide the client’s custodian a letter authorizing the custodian to forward proxy ballots to RMG. In addition, RMG is sent a copy of this letter so that it may initiate a relationship with the custodian. RMG will provide an exception list of those accounts for which ballots are not yet being received. OPS will follow up with the relevant custodian to resolve outstanding matters. Northern Trust will also supply at least on a monthly basis a full listing of positions so that RMG may ensure that they are completely voting all ballots.
     D. Conflicts of Interest
Artio is sensitive of conflicts of interest that may arise in the proxy decision-making process from a policy standpoint, and seeks to avoid any undue or inappropriate influence in the proxy voting process. The objective is to ensure that Portfolio Management exercise overrides of RMG votes only in the Clients’ best interests. The Proxy Oversight Committee exists to provide an additional level of independence to ensure overrides are properly exercised.
     Artio has identified the following potential conflicts of interest:
(i)	A principal of Artio or any person involved in the proxy decision- making process currently serves on the company’s Board or is an executive officer of the company.

134

(ii)	An immediate family member of a principal of Artio or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

(iii)	The company is a client of the firm (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.
This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the CCO of Artio.
Under such circumstances, Artio will vote in accordance with RMG’s predetermined guidelines, except as described below in section E.
In furtherance of Artio Global’s goal to vote proxies in the best interests of clients, Artio Global follows procedures designed to identify and address material conflicts that may arise between Artio Global’s interests and those of its clients before voting proxies on behalf of such clients.
The policy memorandum attached hereto as Appendix A will be distributed periodically to Artio Global employees. The policy memorandum alerts Artio Global employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of Artio Global with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of Artio Global’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of Artio Global Compliance.
Artio Global shall maintain a Proxy Oversight Committee to review and address conflicts of interest brought to its attention. The Proxy Oversight Committee shall be comprised of such Artio Global personnel as are designated from time to time.
The Proxy Oversight Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, Artio Global’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. Artio Global Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.
If it is determined by the Proxy Oversight Committee that a conflict of interest is not material, Artio Global may vote proxies notwithstanding the existence of the conflict.
If it is determined by the Proxy Oversight Committee that a conflict of interest is material, the Proxy Oversight Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include: (i) disclosing the conflict to clients and obtaining their consent before voting; (ii) suggesting to clients that they engage another party to vote the proxy on their behalf; (iii) in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or (iv) such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.3
E. Overrides of ISS

[3]	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Oversight Committee may resolve such conflict of interest by satisfying itself that Artio Global’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

135

     Artio has provided implied consent to RMG to vote in accord with their recommendation and will generally do so. Artio Portfolio Management also retains the ability to override RMG votes where the Manager believes the override is in the Client’s best interests. In cases where an override is requested, the Portfolio Manager must complete the Artio Proxy Override Request Form (attached as Appendix C) explaining the rationale for deviating from the RMG vote and why the client’s interests are better served by deviating from the RMG recommendation. The completed Artio Proxy Override Request Form is then submitted to the Chief Investment Officer (or Deputy Chief Investment Officer) for approval.
     Criteria to be considered by the CIO in granting or denying a request to override include:

a)	any actual or perceived conflicts of interest;

b)	the size of the investment in dollars;

c)	the size of the investment relative to the applicable Fund (in basis points);

d)	the percent of ownership Artio Global controls in the subject company;

e)	the significance of the issue considered in the proxy;

f)	the rationale for the need for an override as detailed in the memorandum from Portfolio Management;

g)	any other additional information that supports the override provided by the requesting Portfolio Manager.

     Upon CIO approval, the completed Proxy Override Request Form and additional information is then submitted to the Proxy Oversight Committee to perform a reasonable assessment of compliance with these procedures concerning potential conflicts of interest. If the Proxy Oversight Committee is not satisfied that sufficient grounds are met to grant an override, the override request may be rejected.
     Upon approval by the Proxy Oversight Committee, Client Support will initiate the submission of voting instructions through RMG. Committee minutes and all such documentation shall be maintained as part of the firm’s records.
F. Monitoring
     RMG will provide ad-hoc reporting as well as quarterly board reporting for client which details the voting record and denotes any exceptions wherein Artio has deviated from its normal policy. If such activity is detected, OPS will elevate the report to Senior Management, including the Head of Legal and Compliance and the Chief Compliance Officer (“CCO”). Artio Portfolio Management will provide the Artio CCO with a written explanation of the reason for the exception. All such records shall be maintained as part of the firm’s books and records.
G. Reporting and Disclosure for Artio
     Once each year, Artio shall provide the entire voting record electronically in accordance with the posting of such proxy voting records to the Artio Funds website (N-PX filing). With respect to those proxies that the Proxy Oversight Committee has identified as involving a conflict of interest, the Proxy Oversight Committee shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
     Artio shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. Artio shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request. A description of the proxy voting policy and procedures is also available upon request on the Artio Funds and SEC websites. Information regarding how the Artio Funds voted proxies relating to portfolio securities during the most recent fiscal year ended June 30 is available on the Artio Funds and SEC website as well.
          a. Recordkeeping

136

Artio shall retain records relating to the voting of proxies, including:

1.	A copy of this proxy voting policy and procedures and RMG Proxy Voting Guidelines relating to the voting of proxies.

2.	A copy of each proxy statement received by Artio regarding portfolio securities in Artio client accounts.

3.	A record of each vote cast by Artio on behalf of a client.

4.	A copy of each written client request for information on how Artio voted proxies on behalf of the client account, and a copy of any written response by Artio to the client account.

5.	A copy of any document prepared by Artio that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

6.	A copy of all submitted Proxy Override Requests.

     Artio shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintaining its own copies and on proxy statements and records of proxy votes cast by Artio maintained at RMG. Artio shall obtain an undertaking from RMG to provide a copy of the documents promptly upon request.
     These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of Artio.

137

APPENDIX A
List of Members of Proxy Oversight Committee
Head of Legal & Compliance
Artio Operations
CCO of Artio Funds
CCO of Artio Global Management LLC
Deputy CCO of Artio Global Management LLC

A-1

APPENDIX B

2010 U.S. Proxy Voting Guidelines Summary
January 8, 2010

Copyright © 2009-2010 by RiskMetrics Group.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.
Risk Management | RiskMetrics Labs | ISS Governance Services | Financial Research & Analysis
www.riskmetrics.com

RiskMetrics Group	www.riskmetrics.com
RiskMetrics Group
2010 U.S. Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2010
Published December 31, 2009
Updated Jan. 8, 2010
The following is a condensed version of the proxy voting recommendations contained in the RiskMetrics’ (RMG) U.S. Proxy Voting Manual.
Table of Contents

TABLE OF CONTENTS	B-2

1. ROUTINE/MISCELLANEOUS	B-7
Adjourn Meeting	B-7
Amend Quorum Requirements	B-7
Amend Minor Bylaws	B-7
Change Company Name	B-7
Change Date, Time, or Location of Annual Meeting	B-7
Other Business	B-7

Audit-Related	B-7
Auditor Indemnification and Limitation of Liability	B-7
Auditor Ratification	B-8
Shareholder Proposals Limiting Non-Audit Services	B-8
Shareholder Proposals on Audit Firm Rotation	B-8

2. BOARD OF DIRECTORS:	B-10

Voting on Director Nominees in Uncontested Elections	B-10
Board Accountability	B-10
Problematic Takeover Defenses	B-10
Problematic Audit-Related Practices	B-11
Problematic Compensation Practices	B-11
Other Problematic Governance Practices	B-12
Board Responsiveness	B-12
Director Independence	B-13
Director Competence	B-13
2010 RMG Categorization of Directors	B-14

Board-Related Management Proposals	B-16
Age Limits	B-16
Board Size	B-16
Classification/Declassification of the Board	B-16
Cumulative Voting	B-17
Director and Officer Indemnification and Liability Protection	B-17
Establish/Amend Nominee Qualifications	B-17
Filling Vacancies/Removal of Directors	B-17
Majority Vote Threshold for Director Elections	B-17
Term Limits	B-18

Board-Related Shareholder Proposals/Initiatives	B-18
Age Limits	B-18
Annual Election (Declassification) of the Board	B-18
Cumulative Voting	B-18
Establish/Amend Nominee Qualifications	B-18

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com

Establishment of Board Committees Shareholder Proposals	B-19
Establishment of Board Policy on Shareholder Engagement	B-19
Filling Vacancies/Removal of Directors	B-19
Independent Chair (Separate Chair/CEO)	B-20
Majority of Independent Directors/Establishment of Independent Committees	B-21
Majority Vote Shareholder Proposals	B-21
Open Access (Proxy Access)	B-21
Proxy Contests- Voting for Director Nominees in Contested Elections	B-21
Require More Nominees than Open Seats	B-21
Term Limits	B-22
Vote No Campaigns	B-22

3. SHAREHOLDER RIGHTS & DEFENSES	B-23
Advance Notice Requirements for Shareholder Proposals/Nominations	B-23
Amend Bylaws without Shareholder Consent	B-23
Confidential Voting	B-23
Control Share Acquisition Provisions	B-23
Control Share Cash-Out Provisions	B-24
Disgorgement Provisions	B-24
Fair Price Provisions	B-24
Freeze-Out Provisions	B-24
Greenmail	B-24
Net Operating Loss (NOL) Protective Amendments	B-25
Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy	B-25
Poison Pills- Management Proposals to Ratify Poison Pill	B-25
Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)	B-26
Reimbursing Proxy Solicitation Expenses	B-26
Reincorporation Proposals	B-26
Shareholder Ability to Act by Written Consent	B-27
Shareholder Ability to Call Special Meetings	B-27
Stakeholder Provisions	B-27
State Antitakeover Statutes	B-27
Supermajority Vote Requirements	B-28

4. CAPITAL/RESTRUCTURING	B-29

Capital	B-29
Adjustments to Par Value of Common Stock	B-29
Common Stock Authorization	B-29
Issue Stock for Use with Rights Plan	B-29
Preemptive Rights	B-29
Preferred Stock	B-29
Recapitalization	B-30
Reverse Stock Splits	B-30
Share Repurchase Programs	B-30
Stock Distributions: Splits and Dividends	B-30
Tracking Stock	B-31

Restructuring	B-31
Appraisal Rights	B-31
Asset Purchases	B-31
Asset Sales	B-31
Bundled Proposals	B-32
Conversion of Securities	B-32
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	B-32
Formation of Holding Company	B-32
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)	B-33
Joint Ventures	B-33

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com

Liquidations	B-34
Mergers and Acquisitions	B-34
Plans of Reorganization (Bankruptcy)	B-34
Private Placements/Warrants/Convertible Debentures	B-35
Special Purpose Acquisition Corporations (SPACs)	B-36
Spinoffs	B-37
Value Maximization Shareholder Proposals	B-37

5. COMPENSATION	B-38

Executive Pay Evaluation	B-38
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)	B-38
Pay for Performance	B-39
Problematic Pay Practices	B-40
Non-Performance based Compensation Elements	B-40
Incentives that may Motivate Excessive Risk-Taking	B-41
Options Backdating	B-41
Board Communications and Responsiveness	B-41

Equity-Based and Other Incentive Plans	B-42
Cost of Equity Plans	B-42
Repricing Provisions	B-43
Three-Year Burn Rate/Burn Rate Commitment	B-43
Burn Rate Table for 2010	B-44
Pay-for-Performance- Impact on Equity Plans	B-45
Liberal Definition of Change-in-Control	B-45
Problematic Pay Practices	B-45
Specific Treatment of Certain Award Types in Equity Plan Evaluations:	B-45
Dividend Equivalent Rights	B-45
Liberal Share Recycling Provisions	B-45
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)	B-45
Option Overhang Cost	B-46
Other Compensation Plans	B-46
401(k) Employee Benefit Plans	B-46
Employee Stock Ownership Plans (ESOPs)	B-46
Employee Stock Purchase Plans— Qualified Plans	B-47
Employee Stock Purchase Plans— Non-Qualified Plans	B-47
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)	B-47
Option Exchange Programs/Repricing Options	B-48
Stock Plans in Lieu of Cash	B-48
Transfer Stock Option (TSO) Programs	B-49

Director Compensation	B-49
Equity Plans for Non-Employee Directors	B-49
Director Retirement Plans	B-50

Shareholder Proposals on Compensation	B-50
Advisory Vote on Executive Compensation (Say-on-Pay)	B-50
Compensation Consultants- Disclosure of Board or Company’s Utilization	B-50
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	B-50
Golden Coffins/Executive Death Benefits	B-51
Pay for Superior Performance	B-51
Performance-Based Awards	B-51
Pension Plan Income Accounting	B-52
Pre-Arranged Trading Plans (10b5-1 Plans)	B-52
Recoup Bonuses	B-52
Severance Agreements for Executives/Golden Parachutes	B-53
Share Buyback Holding Periods	B-53
Stock Ownership or Holding Period Guidelines	B-53
Supplemental Executive Retirement Plans (SERPs)	B-54

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com

Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity	B-54
Tax Gross-Up Proposals	B-54

6. SOCIAL/ENVIRONMENTAL ISSUES	B-55

Overall Approach	B-55

Animal Welfare	B-55
Animal Testing	B-55
Animal Welfare Policies	B-55
Controlled Atmosphere Killing (CAK)	B-56

Consumer Issues	B-56
Genetically Modified Ingredients	B-56
Consumer Lending	B-56
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation	B-57
Product Safety and Toxic/Hazardous Materials	B-57
Tobacco	B-58

Diversity	B-58
Board Diversity	B-58
Equality of Opportunity	B-59
Gender Identity, Sexual Orientation, and Domestic Partner Benefits	B-59

Climate Change and the Environment	B-59
Climate Change	B-59
Concentrated Animal Feeding Operations (CAFOs)	B-59
Energy Efficiency	B-60
Facility and Operational Safety/Security	B-60
Greenhouse Gas (GHG) Emissions	B-60
Operations in Protected Areas	B-61
Recycling	B-61
Renewable Energy	B-61

General Corporate Issues	B-61
Charitable Contributions	B-61
Environmental, Social, and Governance (ESG) Compensation-Related Proposals	B-61
Health Pandemics	B-62
Lobbying Expenditures/Initiatives	B-62
Political Contributions and Trade Associations Spending	B-62

International Issues, Labor Issues, and Human Rights	B-63
Community Social and Environmental Impact Assessments	B-63
Foreign Military Sales/Offsets	B-63
Internet Privacy and Censorship	B-64
Labor and Human Rights Standards	B-64
MacBride Principles	B-64
Nuclear and Depleted Uranium Weapons	B-65
Operations in High Risk Markets	B-65
Outsourcing/Offshoring	B-65

Sustainability	B-65
Sustainability Reporting	B-65

7. MUTUAL FUND PROXIES	B-67
Election of Directors	B-67
Converting Closed-end Fund to Open-end Fund	B-67
Proxy Contests	B-67
Investment Advisory Agreements	B-67
Approving New Classes or Series of Shares	B-68

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com

Preferred Stock Proposals	B-68
1940 Act Policies	B-68
Changing a Fundamental Restriction to a Nonfundamental Restriction	B-68
Change Fundamental Investment Objective to Nonfundamental	B-68
Name Change Proposals	B-68
Change in Fund’s Subclassification	B-69
Disposition of Assets/Termination/Liquidation	B-69
Changes to the Charter Document	B-69
Changing the Domicile of a Fund	B-69
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	B-70
Distribution Agreements	B-70
Master-Feeder Structure	B-70
Mergers	B-70

Shareholder Proposals for Mutual Funds	B-70
Establish Director Ownership Requirement	B-70
Reimburse Shareholder for Expenses Incurred	B-71
Terminate the Investment Advisor	B-71

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
1. Routine/Miscellaneous
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
● ● ● ● ●
Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
● ● ● ● ●
Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
● ● ● ● ●
Change Company Name
Vote FOR proposals to change the corporate name.
● ● ● ● ●
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
● ● ● ● ●
Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
● ● ● ● ●
Audit-Related
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:
•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.
WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
● ● ● ● ●
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
● ● ● ● ●
Shareholder Proposals Limiting Non-Audit Services
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
● ● ● ● ●
Shareholder Proposals on Audit Firm Rotation
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
•	Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

•	Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

•	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

•	Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.
Board Accountability
Problematic Takeover Defenses
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE basis), if:
•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold /against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:
•	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices
VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Other Problematic Governance Practices
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
–	A classified board structure;

–	A supermajority vote requirement;

–	Majority vote standard for director elections with no carve out for contested elections;

–	The inability for shareholders to call special meetings;

–	The inability for shareholders to act by written consent;

–	A dual-class structure; and/or

–	A non-shareholder approved poison pill.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.
Director Competence
Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
–	Degree to which absences were due to an unavoidable conflict;

–	Pattern of absenteeism; and

–	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
2010 RMG Categorization of Directors

1.	Inside Director (I)
1.1.	Employee of the company or one of its affiliates[i].

1.2.	Among the five most highly paid individuals (excluding interim CEO).

1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“Section 16 officer”)ii.

1.4.	Current interim CEO.

1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
2.	Affiliated Outside Director (AO)

Board Attestation
2.1.	Board attestation that an outside director is not independent.
Former CEO
2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made[v].
Non-CEO Executives
2.5.	Former Section 16 officerii of the company, an affiliate[i] or an acquired firm within the past five years.

2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.
Family Members
2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliates[i] within the last five years.

2.9.	Immediate family membervi of a current employee of company or its affiliates[i] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).
Transactional, Professional, Financial, and Charitable Relationships
2.10.	Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliate[i] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliate[i] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.13.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliates[i].
Other Relationships
2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.
3.	Independent Outside Director (IO)
3.1.	No materialxii connection to the company other than a board seat.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com

Footnotes:

[i]	“Affiliate” includes a subsidiary, sibling company, or parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii	“Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

iii	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

iv	When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[v]	RMG will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.

vi	“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii	Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii	A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com

NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, RMG will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

ix	Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[x]	Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

xi	The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause RMG to deem the founder as an independent outsider.

xii	For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
● ● ● ● ●
Board-Related Management Proposals
Age Limits
Vote AGAINST management proposal to limit the tenure of outside directors through mandatory retirement ages.
● ● ● ● ●
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
● ● ● ● ●
Classification/Declassification of the Board
Vote AGAINST proposals to classify (stagger) the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
● ● ● ● ●
Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e., “permissive indemnification”) but that previously the company was not required to indemnify.
Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
● ● ● ● ●
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
● ● ● ● ●
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
● ● ● ● ●
Majority Vote Threshold for Director Elections
Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Term Limits
Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
● ● ● ● ●
Board-Related Shareholder Proposals/Initiatives
Age Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.
● ● ● ● ●
Annual Election (Declassification) of the Board
Vote FOR shareholder proposals to repeal classified (staggered) boards and to elect all directors annually.
● ● ● ● ●
Cumulative Voting
Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:
•	The company has proxy access or a similar structure[3] to allow shareholders to nominate directors to the company’s ballot; and

•	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).
● ● ● ● ●
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.
Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:
•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

[3]	Similar structure” would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot IN ADDITION TO management’s nominees, and their bios are included in management’s proxy.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.
● ● ● ● ●
Establishment of Board Committees Shareholder Proposals
Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.
● ● ● ● ●
Establishment of Board Policy on Shareholder Engagement
Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead director, according to RMG’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
● ● ● ● ●
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
● ● ● ● ●
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing governance structure:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
–	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

–	serves as liaison between the chairman and the independent directors;

–	approves information sent to the board;

–	approves meeting agendas for the board;

–	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

–	has the authority to call meetings of the independent directors;

–	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
–	Egregious compensation practices;

–	Multiple related-party transactions or other issues putting director independence at risk;

–	Corporate and/or management scandals;

–	Excessive problematic corporate governance provisions; or

–	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Majority of Independent Directors/Establishment of Independent Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG’s definition of independent outsider. (See Categorization of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
● ● ● ● ●
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
● ● ● ● ●
Open Access (Proxy Access)
Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:
•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.
● ● ● ● ●
Proxy Contests- Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
● ● ● ● ●
Require More Nominees than Open Seats
Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
● ● ● ● ●
Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
● ● ● ● ●
Vote No Campaigns
In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly-available information.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
3. Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE basis on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
● ● ● ● ●
Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
● ● ● ● ●
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
● ● ● ● ●
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Vote FOR proposals to restore voting rights to the control shares.
● ● ● ● ●
Control Share Cash-Out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Vote FOR proposals to opt out of control share cash-out statutes.
● ● ● ● ●
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
● ● ● ● ●
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
● ● ● ● ●
Freeze-Out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
● ● ● ● ●
Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
● ● ● ● ●
Net Operating Loss (NOL) Protective Amendments
For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
● ● ● ● ●
Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
● ● ● ● ●
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
● ● ● ● ●
Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)
Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
● ● ● ● ●
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
● ● ● ● ●
Reincorporation Proposals
Management or shareholder proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
● ● ● ● ●
Shareholder Ability to Act by Written Consent
Vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent taking into account the following factors:
•	Shareholders’ current right to act by written consent;

•	Consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.
● ● ● ● ●
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.
● ● ● ● ●
Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
● ● ● ● ●
State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
● ● ● ● ●
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
4. CAPITAL/RESTRUCTURING
Capital
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.
● ● ● ● ●
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized shares during the last three years;

o	One- and three-year total shareholder return; and

o	The board’s governance structure and practices;
•	The Current Request:
o	Disclosure in the proxy statement of the specific reasons for the proposed increase;

o	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

o	Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.
● ● ● ● ●
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).
● ● ● ● ●
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
● ● ● ● ●
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;

o	One- and three-year total shareholder return; and

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
o	The board’s governance structure and practices;
•	The Current Request:
o	Disclosure in the proxy statement of specific reasons for the proposed increase;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

o	Whether the shares requested are blank check preferred shares, and whether they are declawed.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.
● ● ● ● ●
Recapitalization
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
● ● ● ● ●
Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.
● ● ● ● ●
Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
● ● ● ● ●
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
● ● ● ● ●
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
● ● ● ● ●
Restructuring
Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with rights of appraisal.
● ● ● ● ●
Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
● ● ● ● ●
Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	How the deal was negotiated;

•	Conflicts of interest.
● ● ● ● ●
Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
● ● ● ● ●
Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
● ● ● ● ●
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
● ● ● ● ●
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.
● ● ● ● ●
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.
Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:
•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
–	Are all shareholders able to participate in the transaction?

–	Will there be a liquid market for remaining shareholders following the transaction?

–	Does the company have strong corporate governance?

–	Will insiders reap the gains of control following the proposed transaction?

–	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?
● ● ● ● ●
Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Noncompletion risk.
● ● ● ● ●
Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
● ● ● ● ●
Mergers and Acquisitions
Vote CASE -BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
● ● ● ● ●
Plans of Reorganization (Bankruptcy)
Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.
● ● ● ● ●
Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:
1.	Dilution to existing shareholders’ position.
–	The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.
2.	Terms of the offer — discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.
–	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial issues.

–	When evaluating the magnitude of a private placement discount or premium, RiskMetrics will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.
3.	Financial issues include but are not limited to examining the following:
–	Company’s financial situation;

–	Degree of need for capital;

–	Use of proceeds;

–	Effect of the financing on the company’s cost of capital;

–	Current and proposed cash burn rate; and

–	Going concern viability and the state of the capital and credit markets.
4.	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives. A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

5.	Control issues:
–	Change in management;

–	Change in control,

–	Guaranteed board and committee seats;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
-	Standstill provisions;

-	Voting agreements;

-	Veto power over certain corporate actions.
Minority versus majority ownership and corresponding minority discount or majority control premium
6.	Conflicts of interest
-	Conflicts of interest should be viewed from the perspective of the company and the investor.

-	Were the terms of the transaction negotiated at arm’s-length? Are managerial incentives aligned with shareholder interests?
7.	Market reaction
-	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
● ● ● ● ●
Special Purpose Acquisition Corporations (SPACs)
Vote on a CASE-BY-CASE basis on SPAC mergers and acquisitions taking into account the following:
•	Valuation — Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•	Deal timing — A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process — What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•	Conflicts of interest — How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements — Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance — What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Spinoffs
Vote CASE-BY-CASE on spin-offs, considering:
•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.
● ● ● ● ●
Value Maximization Shareholder Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
5. COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices- dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance- based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Non-Performance based Compensation Elements
Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.
While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:
•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•	Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross- ups”);

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•	Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
•	Guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;

•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:
-	Unclear explanation of how the CEO is involved in the pay setting process;

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained.
•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
● ● ● ● ●
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.
Each of these factors is described below:
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
Repricing Provisions
Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.
● ● ● ● ●
Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean plus one standard deviation of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the following Burn Rate Table); or (2) two percent of weighted common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.
The annual burn rate is calculated as follows:
Annual Burn rate = (# of options granted + # of full value shares awarded * Multiplier) / Weighted Average common shares outstanding)
However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.
If a company fails to fulfill its burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.
For the Dec. 1, 2009 and future quarterly data downloads, RMG will use the 200-day volatility for the shareholder value transfer and burn rate policies. We will also use the 200-day average stock price for the shareholder value transfer policy.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Burn Rate Table for 2010

		Russell 3000			Non-Russell 3000
			Standard			Standard
GICS	Description	Mean	Deviation	Mean+STDEV	Mean	Deviation	Mean+STDEV
1010	Energy	1.07%	1.08%	2.14%	2.04%	2.26%	4.30%
1510	Materials	0.94%	0.68%	1.63%	1.97%	2.57%	4.54%
2010	Capital Goods	1.10%	0.85%	1.95%	2.07%	2.62%	4.69%
2020	Commercial Services & Supplies	1.67%	1.23%	2.89%	1.82%	1.71%	3.53%
2030	Transportation	1.20%	0.93%	2.13%	1.36%	0.95%	2.31%
2510	Automobiles & Components	1.36%	1.63%	2.99%	1.36%	1.63%	2.99%
2520	Consumer Durables & Apparel	1.76%	1.21%	2.97%	1.56%	1.81%	3.37%
2530	Hotels Restaurants & Leisure	1.69%	1.11%	2.80%	1.52%	1.65%	3.17%
2540	Media	1.36%	0.93%	2.28%	2.14%	1.88%	4.03%
2550	Retailing	1.69%	1.41%	3.10%	2.19%	1.82%	4.01%
3010, 3020, 3030	Food & Staples Retailing	1.25%	1.67%	2.92%	1.52%	1.65%	3.17%
3510	Health Care Equipment & Services	2.19%	1.46%	3.65%	3.77%	4.16%	7.92%
3520	Pharmaceuticals & Biotechnology	3.19%	1.97%	5.16%	4.52%	4.05%	8.58%
4010	Banks	1.02%	1.04%	2.05%	0.81%	1.31%	2.12%
4020	Diversified Financials	2.21%	2.94%	5.15%	4.25%	4.05%	8.30%
4030	Insurance	1.07%	0.94%	2.02%	1.03%	1.28%	2.31%
4040	Real Estate	0.56%	0.49%	1.04%	0.99%	2.14%	3.13%
4510	Software & Services	3.15%	2.32%	5.47%	4.32%	3.26%	7.58%
4520	Technology Hardware & Equipment	2.60%	2.18%	4.79%	3.32%	3.76%	7.08%
4530	Semiconductors & Semiconductor Equipment	2.94%	1.88%	4.82%	4.33%	2.98%	7.31%
5010	Telecommunication Services	1.30%	1.20%	2.50%	2.63%	2.45%	5.08%
5510	Utilities	0.41%	0.39%	0.80%	0.76%	0.88%	1.64%
For companies that grant both full value awards and stock options to their participants, apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Pay-for-Performance- Impact on Equity Plans
If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot, vote AGAINST the equity plan, taking in to consideration:
•	Magnitude of pay increase/decrease in the last fiscal year;

•	Source of pay increase (cash or equity); and

•	Proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level.
See Pay-for-Performance discussion under Executive Pay Evaluation for further details.
Liberal Definition of Change-in-Control
Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Problematic Pay Practices
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.
● ● ● ● ●
Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
● ● ● ● ●
Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
● ● ● ● ●
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
● ● ● ● ●
Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider, on a CASE-BY-CASE basis, a carve-out of a portion of cost attributable to overhang, considering the following criteria:
•	Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five- year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•	Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:
-	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

-	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

-	The general vesting provisions of option grants; and

-	The distribution of outstanding option grants with respect to the named executive officers;
•	Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and
•	Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.
● ● ● ● ●
Other Compensation Plans
401 (k) Employee Benefit Plans
Vote FOR proposals to implement a 401 (k) savings plan for employees.
● ● ● ● ●
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Employee Stock Purchase Plans— Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
● ● ● ● ●
Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
● ● ● ● ●
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s classification of director independence.
● ● ● ● ●
Option Exchange Programs/Repric/ng Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
•	Historic trading patterns-the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option-the term should remain the same as that of the replaced option;

•	Exercise price-should be set at fair market or a premium to market;

•	Participants-executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
● ● ● ● ●
Stock Plans in Lieu of Cash
Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, RMG will not make any adjustments to carve out the in-lieu-of cash compensation.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;
•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
● ● ● ● ●
Director Compensation
Equity Plans for Non-Employee Directors
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
-	A minimum vesting of three years for stock options or restricted stock; or

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
-	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
-	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
● ● ● ● ●
Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
● ● ● ● ●
Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
● ● ● ● ●
Compensation Consultants- Disclosure of Board or Company's Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
● ● ● ● ●
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
● ● ● ● ●
Pay for Superior Performance
Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposal has the following principles:
•	Sets compensation targets for the Plan’s annual and long-term incentive pay components at or below the peer group median;
•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•	Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•	Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
● ● ● ● ●
Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance- accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.
•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
● ● ● ● ●
Pension Plan Income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.
● ● ● ● ●
Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
● ● ● ● ●
Recoup Bonuses
Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:
•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
•	If the company’s policy substantially addresses the concerns raised by the proponent.
● ● ● ● ●
Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
● ● ● ● ●
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
● ● ● ● ●
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
● ● ● ● ●
Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
● ● ● ● ●
Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity
Vote on a CASE-by-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under RMG policy, and may even result in withheld votes from compensation committee members. The second component of this proposal - related to the elimination of accelerated vesting — requires more careful consideration. The following factors will be taken into regarding this policy.
•	The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.
•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
● ● ● ● ●
Tax Gross-Up Proposals
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
6. Social/Environmental Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
● ● ● ● ●
Animal Welfare
Animal Testing
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;
•	The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or
•	There are recent, significant fines or litigation related to the company’s treatment of animals.
● ● ● ● ●
Animal Welfare Policies
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent, significant fines or litigation related to the company’s treatment of animals.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Controlled Atmosphere Killing (CAK)
Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
● ● ● ● ●
Consumer Issues
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
● ● ● ● ●
Consumer Lending
Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
● ● ● ● ●
Product Safety and Toxic/Hazardous Materials
Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
•	The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;
•	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, significant fines, or litigation.
Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
•	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
Generally vote AGAINST resolutions requiring that a company reformulate its products.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
Tobacco
Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:
•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.
Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;
•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.
Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
● ● ● ● ●
Diversity
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
● ● ● ● ●
Equality of Opportunity
Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
•	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.
Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.
● ● ● ● ●
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
● ● ● ● ●
Climate Change and the Environment
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
● ● ● ● ●
Concentrated Animal Feeding Operations (CAFOs)
Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:
•	The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and

•	The company publicly discloses company and supplier farm environmental performance data; or

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www. riskmetrics.com
•	The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.
● ● ● ● ●
Energy Efficiency
Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:
•	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.
● ● ● ● ●
Facility and Operational Safety/Security
Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:
•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
● ● ● ● ●
Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
● ● ● ● ●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Operations in Protected Areas
Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:
•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
●●●●●
Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
•	The nature of the company’s business;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal and the costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of applicable regulations.
●●●●●
Renewable Energy
Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
●●●●●
General Corporate Issues
Charitable Contributions
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
●●●●●
Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending) as the practice of linking executive compensation and such criteria is currently the exception rather than the norm and there appears to be a lack of widely-accepted standards regarding the implementation of effective linkages between executive compensation and corporate non-financial performance. However, the following factors will be considered:

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.
Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
●●●●●
Health Pandemics
Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu) on the company’s operations and how the company is responding to the situation, taking into account:
•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
●●●●●
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
●●●●●
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
●●●●●
International Issues, Labor Issues, and Human Rights
Community Social and Environmental Impact Assessments
Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:
•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.
●●●●●
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
●●●●●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Internet Privacy and Censorship
Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:
•	The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

•	Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;

•	The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;

•	The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,

•	The level of controversy or litigation related to the company’s international human rights policies and procedures.
●●●●●
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
●●●●●
MacBride Principles
Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:
•	The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;

•	Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;

•	Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.
●●●●●
Nuclear and Depleted Uranium Weapons
Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
●●●●●
Operations in High Risk Markets
Vote CASE-BY-CASE on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.
●●●●●
Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.
●●●●●
Sustainability
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame
●●●●●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
7. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
●●●●●
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
●●●●●
Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
●●●●●
Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).
●●●●●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
●●●●●
Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.
●●●●●
1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
●●●●●
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.
●●●●●
Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
●●●●●
Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
●●●●●
Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
●●●●●
Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.
●●●●●
Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.
Vote AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.
●●●●●
Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.
●●●●●
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
●●●●●
Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.
●●●●●
Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
●●●●●
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.
●●●●●
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
●●●●●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

RiskMetrics Group	www.riskmetrics.com
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
●●●●●
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.
●●●●●

2010 RiskMetrics Group U.S. Proxy Voting Guidelines Summary

U.S. Corporate Governance Policy
2010 Updates
November 19, 2009

Copyright © 2009 by RiskMetrics Group.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.
Risk Management  |  RiskMetrics Labs  |  ISS Governance Services  |  Financial Research & Analysis

www.riskmetrics.com

RiskMetrics Group	www.riskmetrics.com
RiskMetrics Group U.S. Corporate Governance Policy
2010 Updates
Effective for Meetings on or after Feb. 1, 2010
Updated Nov. 19, 2009
These policy updates present changes and clarifications to RiskMetrics Group’s (“RMG”) U.S. benchmark guidelines for 2010. If new issues arise, such as shareholder proposals or regulatory developments, prior to the next formal update, RMG will adopt policies to cover such issues on an as-needed basis.

ROUTINE/MISCELLANEOUS	B-75

Limited Partnerships and Limited Liability Companies	B-75

Plans of Reorganization (Bankruptcy)	B-75

BOARD	B-77

Voting on Director Nominees in Uncontested Elections	B-77

Definition of “New Nominee”	B-77

Voting on Directors for the Adoption or Renewal of Non-Shareholder Approved Poison Pills	B-77

Voting on Directors for Egregious Actions	B-79

2010 Classification of Directors/Definition of Independence	B-79

2010 RMG Classification of Directors	B-83

Board-Related Shareholder Proposals	B-85

Establish/Amend Nominee Qualifications	B-85

Establishment of Board Committees	B-86

SHAREHOLDER RIGHTS & DEFENSES	B-87

Charter/Bylaw Amendents	B-87

Net Operating Loss (NOL) Protective Amendments	B-87

Poison Pills	B-87

Net Operating Loss (NOL) Poison Pills	B-87

Shareholder Ability to Call Special Meetings	B-88

Shareholder Ability to Act by Written Consent	B-89

Supermajority Vote Requirements	B-90

CAPITAL/RESTRUCTURING	B-91

Common Stock Authorization	B-91

Preferred Stock Authorization	B-92

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com

COMPENSATION	B-94

Compensation Overview	B-94

Executive Pay Evaluation	B-95

Pay-for Performance	B-95

Problematic Pay Practices	B-96

Equity-Based and Other Incentive Plans	B-98

Volatility and Stock Price Assumptions in Equity Plan Proposals (SVT and Burn Rate)	B-98

Burn Rate Table for 2010	B-99

SOCIAL/ENVIRONMENTAL ISSUES	B-100

Climate Change and the Environment	B-100

Greenhouse Gas (GHG) Emissions	B-100

Diversity	B-101

Board Diversity	B-101

General Corporate Issues	B-102

Environmental, Social, and Governance (ESG) Compensation-Related Proposals	B-102

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
ROUTINE/MISCELLANEOUS
Corporate Governance Issue:
Limited Partnerships and Limited Liability Companies
Current Coverage: RMG has not had a policy for preparing reports for the annual and special meetings of publicly traded limited partnerships (“LPs”) and limited liability companies (“LLCs”).
Key Change: RMG will provide proxy voting analyses and recommendations for the meetings of public LPs and LLCs.
New Coverage: For the 2010 proxy season, RMG will generally apply its benchmark policies to meetings of publicly traded limited partnerships and publicly traded limited liability companies, and will develop specialized policies as needed.
Rationale for Update: Clients have requested that RMG begin delivering analyses and vote recommendations for meetings held by these types of businesses. Publicly traded limited partnerships are also called master limited partnerships (“MLPs”). MLPs distribute return on equity to partners (also called unitholders) on a regular basis. As such, distributable cash flow, not net earnings, drives the value of the partnerships units. Most MLPs do not submit director elections for shareholder approval.
Publicly traded limited liability companies may adopt a distributable cash model like an MLP or a capital appreciation plus dividends model like a corporation.
●●●●●
Corporate Governance Issue:
Plans of Reorganization (Bankruptcy)
Current Coverage: None
Key Change: Adopt a new policy that covers our expanded research on bankruptcy reorganization proposals (solely as it relates to equity holders).
New Coverage and Recommendation:
Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.
Rationale for Update:
The recent financial crisis has placed Chapter 11 bankruptcy reorganizations as a potential alternative for distressed companies. While the number of bankruptcies has risen over the past year as evidenced by many firms, including General Motors and Lehman Brothers, the prevalence of these reorganizations can vary year over year due to, among other things, market conditions and a company’s ability to sustain its operations. Additionally, the amount of time that lapses between a particular company’s entrance into Chapter 11 and its submission of a plan of reorganization varies significantly depending on the complexity, timing, and jurisdiction of the particular case. These plans are often put to a vote of shareholders (in addition to other interested parties), as required by the Bankruptcy Code.
Due to client interest, RMG will be expanding its research coverage in 2010 to include analysis and voting recommendations on proposals seeking approval of bankruptcy reorganization plans as it relates to equity holders through the application of this new policy.
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
BOARD
Corporate Governance Issue:
Voting on Director Nominees in Uncontested Elections
Definition of “New Nominee”
Current Definition: A “new nominee” is a director who will be elected by shareholders for the first time.
Key Change: Factoring in how long the director has been on the board before being elected by shareholders.
New Definition: A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
Rationale for Update: When recommending to vote against or withhold on director nominees, RMG has traditionally not recommended withhold/against votes on “new nominees,” under the rationale that such new nominees should not be held accountable for actions taken by the board before they joined. However, as what constitutes a “new” nominee can vary (for example, a nominee on a classified board may be technically “new” but in fact has served on the board for a year or more), we have more specifically defined a new nominee. This definition places the focus on whether a nominee was on the board at the time of a problematic action, or has been on the board long enough to be held accountable for the board’s decisions. The new definition will be applicable to all director election policies where withhold/against votes on “new nominees” are considered on a case-by-case basis.
●●●●●
Voting on Directors for the Adoption or Renewal of Non-Shareholder Approved Poison Pills
Current Recommendation: VOTE AGAINST or WITHHOLD from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) if:
•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
Key Change: RMG is separating the vote recommendations based on the term of the pill adopted: short-term vs. long term pills. Also, companies who adopt long-term pills will be reviewed either every 3 years if the company has an annually elected board, or every year if the company has a classified board, and RMG will recommend to withhold from or vote against all nominees (except new nominees) if the pill is still in place without shareholder approval.

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
New Recommendation: VOTE AGAINST or WITHHOLD from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) if:
•	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy will apply to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009).

•	The board makes a material, adverse change to an existing poison pill without shareholder approval.
Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.
Rationale for Update: Institutional investors view shareholder rights plans, or poison pills, as among the most onerous of takeover defenses that may serve to entrench management and have a detrimental impact on their long-term share value. While recognizing that boards have a fiduciary duty to use all available means to protect shareholders’ interests, RMG believes that, as a best governance principle, boards should seek shareholder ratification of a poison pill (or an amendment thereof) within a reasonable period. Boards that fail to do so should be held accountable for ultimately disregarding shareholders’ interests. In applying this principle to voting in uncontested director elections, RMG considers the term of the pill an important factor, as shorter term pills are generally less onerous as a takeover defense when compared to longer term pills, and may in some cases provide the board with a valuable tool to maximize shareholder value in the event of an opportunistic offer.
RMG’s policy aims to encourage companies to seek shareholder approval of poison pills. Companies that unilaterally adopt a long-term pill will be subject to a more frequent review —at least once every three years, beginning the first year following the adoption and extending until the pill has expired or been redeemed. However, we believe special consideration must be given to the combination of a poison pill and a classified board; together they create a powerful anti-takeover and entrenchment device. This view is echoed in comment period letters received from institutional clients. Instead of only reviewing such companies every 3 years, an annual review is more appropriate. Under a 3-year review, the same class of directors would be receiving withhold recommendations, while the other 2 classes of directors would be shielded. An annual review would hold responsible all directors of classified boards for not putting the pill to a shareholder vote. In 2010, we will only apply this policy on a going-forward basis to companies adopting or renewing pills after the date of announcement of the policy. However, in future years, it is possible that the policy will be applied retroactively to companies that previously adopted long-term pills.
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
Voting on Directors for Egregious Actions
Current Recommendation: Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Key Change: Clarify language under the election of directors policy to reflect that RMG will consider a potential adverse vote recommendation at the board, committee, or individual level, on an exceptional basis, if a director has had significant involvement with a failed company and/or where a director has in the past appeared not to have acted in the best interests of all shareholders.
New Recommendation: Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Rationale for Update: Director accountability and competence have become issues of prime importance given the failings in oversight exposed by the global financial crisis. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests.
This update clarifies RMG’s position that, under exceptional circumstances that raise substantial doubt about a director’s ability to serve as an effective monitor of management and in the best interests of shareholders, including consideration of past performance on other boards, we may consider a negative recommendation on directors.
●●●●●
Corporate Governance Issue:
2010 Classification of Directors/Definition of Independence
Based on market trends, RMG has updated its evaluation of director independence, including as it relates to both professional and transactional services, to reflect a more pragmatic approach and to increase clarity on application of this policy to both issuers and shareholders.
The policy update to RMG’s director independence classification reflects the following key changes and rationales for each change:
Update of transactional relationships:
1.	The materiality test for transactional relationships (including charitable contributions) will be bifurcated, such that companies which follow NYSE/Amex listing standards will be subject to an NYSE-based test of the greater of $1 million or 2 percent of the recipient’s gross annual revenues, and that companies which follow NASDAQ listing standards will continue to be subject to a NASDAQ-based test of

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
the greater of $200,000 or 5 percent of the recipient’s gross annual revenues. In general, the proposed change will more accurately align the materiality test used for NYSE/Amex-listed companies. For companies that do not follow either exchange’s listing standards with regard to related party transactions, we will continue to apply the NASDAQ-based materiality test. This default arrangement ensures that there is a policy in place for all scenarios and does not represent a change from our current policy.
2.	The materiality for transactional relationships will be examined in the following cases: if the director (or an immediate family member) has the transactional relationship; or if the director (or an immediate family member) is a partner in, a controlling shareholder, or an executive officer of, an organization that has the transactional relationship. No other transactional relationships involving a director will be considered material. The definition of affiliation codifies how we currently apply our policy and is derived from the definition of affiliation in NASDAQ Rule 5605.
Clarification of professional services:
1.	The $10,000 de minimis threshold for professional services will be examined in the following cases: if the director (or an immediate family member) provides the professional service; or if the director (or an immediate family member) is a partner in, a controlling shareholder, or an employee of, an organization which provides the professional service. This change codifies how we have always applied our policy. Previously, a literal interpretation of our policy would limit the scope of professional services to a director (or his or her immediate family members) providing the service to the company, and would exclude organizations with which the director (or his or her immediate family member) is affiliated providing the service. The definition of affiliation is similar to the definition of affiliation used in evaluating transactional relationships—both are derived from the definition of affiliation in NASDAQ Rule 5605—but is more strict in that a director (or immediate family member) only has to be an employee of the organization providing the professional service, as opposed to an executive officer in the case of a transactional relationship. This distinction reflects the spirit of our policy in distinguishing between professional services and transactional relationships.

2.	The characterization of professional services will be changed from “advisory in nature” to “advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically having a commission- or fee-based payment structure”. This change codifies the spirit of the professional services policy and how we currently apply this policy.

3.	Insurance services will be considered professional services unless the company explains why such services are not advisory. This change codifies how we currently apply our policy. These services are frequently advisory in nature, involve access to sensitive company information, and have a payment structure that could create a conflict of interest. All commissions or fees paid to a director (or to an immediate family member or an entity affiliated with either the director or the immediate family member) are an indication that the relationship was a professional service. The case where a company has an insurance policy with and pays premiums to an entity with which one of the company’s directors is affiliated will be considered a transactional relationship. However, the burden will be on the company to explain why the service is not advisory.

4.	Information technology (IT) services will be considered professional services unless such services are tech support. This change codifies how we currently apply our policy. Although tech support could be considered advisory in nature, in all cases we have seen, the provision of such services has been tied to a previous transactional relationship, typically a purchase of hardware or software. The provision of tech support does not involve strategic decision-making or a payment structure which could create a conflict of interest.

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
5.	Marketing services will be considered professional services unless the company explains why such services are not advisory. Only certain types of marketing services could reasonably be considered advisory in nature, involving access to sensitive company information or to strategy decision-making. These include market research, market strategy, branding strategy, and advertising strategy. Other marketing services, such as the sale of promotional materials, sponsorships, or the purchase of advertising, are transactional in nature. However, the burden will be on the company to make the distinction.

6.	Educational services will no longer generally be considered professional services. Educational services are typically not advisory and do not generally involve access to sensitive company information or to strategic decision-making.

7.	Lobbying services will be considered professional services. This change codifies how we currently apply our policy. These services are advisory in nature and have a payment structure that could create a conflict of interest.

8.	Executive search services will be considered professional services. This change codifies how we currently apply our policy. These services are advisory in nature and have a payment structure that could create a conflict of interest.

9.	Property management and realtor services will be considered professional services. This change codifies how we currently apply our policy. These services are advisory in nature and have a payment structure that could create a conflict of interest.

10.	“Of Counsel” relationships will only be considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year), or has retired from the firm providing the professional service. This change generally codifies how we currently apply our policy. Because individuals can receive significant compensation from the entity for which they are “Of Counsel,” this relationship could jeopardize that individual’s independence should the entity provide a professional service to the company where the individual is a director. As a result, we are placing the burden on the company to disclose that no material financial tie exists between the director and the entity providing the professional service. As with directors serving as officers due to statutory requirements and with professional services generally, the $10,000 de minimis amount of compensation would most likely not compromise the independence of that director.

11.	In the case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, the relationship will be considered transactional rather than professional. This change codifies how we currently apply our policy. Since neither the director nor the entity with which the director is affiliated is receiving fees for the service, there is no direct financial tie which could compromise that director’s independence.
Substantive changes to the Classification of Insider Director:
1.	One of the criteria for inside directors will be changed from “Non-employee officer of the company if among the five most highly paid” to “Among the five most highly paid individuals”. The driver in this policy position is the fact that the director is among the most highly paid individuals at the firm, regardless of whether the director is an officer.

2.	With regard to non-employee directors serving as officers due to statutory requirements (e.g. corporate secretary), there will be a de minimis threshold of $10,000 per year for additional compensation for serving in such capacity to classify the director as an “Insider.” This change codifies how we currently apply our policy. A de minimis amount of compensation for the provision of what

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
could be considered a professional service would most likely not compromise the independence of that director.
Redesign and update in logic of director classification policy framework:
The director classification table is now numbered and organized along specific themes to improve clarity to clients and companies as to the rationale of a director classification. See the table that follows.
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
2010 RMG Classification of Directors

1.	Inside Director (I)
1.1.	Employee of the company or one of its affiliates[i].

1.2.	Among the five most highly paid individuals (excluding interim CEO).

1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“Section 16 officer”)ii.

1.4.	Current interim CEO.

1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
2.	Affiliated Outside Director (AO)

Board Attestation
2.1.	Board attestation that an outside director is not independent.
Former CEO
2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made[v].
Non-CEO Executives
2.5.	Former Section 16 officerii of the company, an affiliate[i] or an acquired firm within the past five years.

2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.
Family Members
2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliates[i] within the last five years.

2.9.	Immediate family membervi of a current employee of company or its affiliates[i] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).
Transactional, Professional, Financial, and Charitable Relationships
2.10.	Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliate[i] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliate[i] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.13.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliates[i].
Other Relationships
2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.
3.	Independent Outside Director (IO)
3.1.	No materialxii connection to the company other than a board seat.

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com

Footnotes:

[i]	“Affiliate” includes a subsidiary, sibling company, or parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii	“Section 16 officer” officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

iii	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

iv	When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[v]	RMG will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.

vi	“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii	Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii	A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, RMG will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com

ix	Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[x]	Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

xi	The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause RMG to deem the founder as an independent outsider.

xii	For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
● ● ● ● ●
Corporate Governance Issue:
Board-Related Shareholder Proposals
Establish/Amend Nominee Qualifications
Current Recommendation: Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Key Change: Adding a policy for shareholder proposals that seek a director with particular expertise.
New Recommendation: Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.
Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:
•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.
Rationale for Update: RMG is expanding the existing policy as a result of a new resolution which surfaced during the 2009 proxy season. Specifically, the proposal asked for one candidate to be selected and

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
recommended for election to the company’s board who: (1) possesses experience in environmental matters; and (2) is independent. While the resolution spoke to concerns over ongoing environmental controversies at the target company, RMG is adopting a general policy framework that will be applicable in the event that other shareholder proponents may in the future seek a particular form of expertise on the board as a governance measure to mitigate risk.
● ● ● ● ●
Establishment of Board Committees
Current Recommendation: Generally vote AGAINST shareholder proposals to establish a new standing board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.
Key Change: Deleting the word “standing” in the first sentence, to address the establishment of temporary committees.
New Recommendation: Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.
Rationale for Update: The only change to this policy is the deletion of the word “standing.” The general implication of a standing committee is that it either exists or is expected to exist in perpetuity. In some shareholder proposals that have been submitted, the proponents requested the establishment of a committee to investigate a particular issue at each company. In such cases, the committee appointed would no longer be relevant once the investigation was complete. The inclusion of the word “standing” serves no purpose other than to limit the types of committees based on their expected useful life.
● ● ● ● ●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
SHAREHOLDER RIGHTS & DEFENSES
Corporate Governance Issue:
Charter/Bylaw Amendents
Net Operating Loss (NOL) Protective Amendments
Current Recommendation: None
Key Change: Adopting a formal policy to cover NOL protective amendments.
New Recommendation: For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Rationale for Update: The current difficult market conditions continue to result in widespread losses in certain industries. This has resulted in previously profitable companies considering the adoption of an NOL protective amendment and/or poison pill to protect their NOL tax assets, which may be lost upon an acquisition of 5 percent of a company’s shares. As a result, RMG has created a policy to address the NOL protective amendments, taking into account the terms of and purpose behind the proposal, as well as the company’s existing governance structure, to assess whether the structure actively promotes board entrenchment or adequately protects shareholder rights. While RMG acknowledges the high estimated tax value of NOLs, which benefit shareholders, the ownership acquisition limitations contained in an NOL protective amendment coupled with a company’s problematic governance structure could serve as an antitakeover device.
Given the fact that shareholders will want to ensure that such an amendment does not remain in effect permanently, RMG will also closely review whether the amendment contains a sunset provision or a commitment to cause the expiration of the NOL protective amendment upon exhaustion or expiration of the NOLs.
●●●●●
Corporate Governance Issue:
Poison Pills
Net Operating Loss (NOL) Poison Pills
Current Recommendation: Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
•	The trigger (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	Any other factors that may be applicable.
Key Change: Adding the company’s governance structure and responsiveness to shareholders as factors in vote determination.
New Recommendation: Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Rationale for Update: The inclusion of governance structure and responsiveness to shareholders as factors in the consideration of NOL pills parallels the rationale for their inclusion in the consideration of NOL protective amendments.
●●●●●
Corporate Governance Issue:
Shareholder Ability to Call Special Meetings
Current Recommendation:
Vote AGAINST proposals to restrict or prohibit shareholders’ ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Key Change: Specifying the factors RMG looks for in the right to call special meetings.
New Recommendation:
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.
Rationale for Update: Over the past year management-sponsored proposals have begun to appear on ballots with the stated intention of providing shareholders with a right to call special meetings. However, while these proposals give shareholders a right in form, the specific terms often result in a loss of substance. Specifically, companies’ proposals have included language establishing certain procedural hurdles for shareholders to call a special meeting: unattainably high thresholds; broad discretion given to the board to reject proposals; advance notice restrictions leaving only a small window of time to propose and hold a special meeting; and amendments included in the company’s charter or certification of incorporation making it more difficult for a shareholder to amend or repeal the provision at a later date.
Such restrictions can be used as antitakeover devices — impeding the removal of incumbent board members or delaying a takeover attempt of the company — and, therefore, run counter to the stated intention of allowing shareholders to call special meetings. RMG’s new policy regarding special meeting proposals encourages companies to submit and shareholders to support proposals that provide a substantive right to shareholders.
●●●●●
Corporate Governance Issue:
Shareholder Ability to Act by Written Consent
Current Recommendation:
Vote AGAINST proposals to restrict or prohibit shareholders’ ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholders’ action by written consent.
Key Change: Specifying the factors RMG looks for in the right for shareholders to act by written consent, such as threshold, exclusions, etc.
New Recommendation:
Vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent taking into account the following factors:
•	Shareholders’ current right to act by written consent;

•	Consent threshold;

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.
Rationale for Update: The policy on written consent is being updated to parallel the changes made to the policy on shareholder ability to call special meetings.
●●●●●
Corporate Governance Issue:
Supermajority Vote Requirements
Current Recommendation:
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
Key Change: Factoring in an individual’s or a group’s majority ownership in the company, which may be detrimental to minority shareholders’ interests.
New Recommendation:
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.
Rationale for Update: The general lack of credit availability for financially distressed companies has resulted in “rescue” or highly dilutive stock and warrant issuances, which often comprise a majority of the company’s voting stock upon conversion. When an investor takes control of the company through the conversion of securities, the new owners often seek statutory amendments, such as adopting written consent, or allowing 50 percent shareholders to call a special meeting, that allow effective control over the company with little or no input from minority shareholders.
In such cases, the existing supermajority vote requirements would serve to protect minority shareholders’ interests. The reduction in the vote requirements, when coupled with low quorum requirements (in Nevada and other states) could shift the balance in power away from small shareholders while overly empowering large shareholders.
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
CAPITAL/RESTRUCTURING
Corporate Governance Issue:
Common Stock Authorization
Current Recommendation: Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted, or if a company’s ability to continue to operate as a going concern is uncertain.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Key Changes: Emphasis on disclosure of specific reasons for the proposed increase; expansion of the narrative analysis to include a discussion of the company’s historical use of existing shares and recent total shareholder return; new presentation of the factors examined.
New Recommendation: Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized shares during the last three years;

o	One- and three-year total shareholder return; and

o	The board’s governance structure and practices;
•	The Current Request:
o	Disclosure in the proxy statement of the specific reasons for the proposed increase;

o	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

o	Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.
Rationale for Update:

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
In the past, companies did not need shareholder approval of all equity compensation plans or certain other uses of shares. Therefore, voting on management’s proxy proposal to increase authorized shares was often shareholders’ only opportunity to hold directors accountable for poor share usage. Today, shareholders have a say over many more uses of shares, but there are still two prevalent uses of shares over which shareholders generally have no say: acquisitions that involve the issuance of up to 20 percent of a company’s outstanding common stock, and the adoption of poison pills. As such, we determined that the analysis of requests for increased authorized shares remains an important component of shareholder protections.
For the 2009 proxy season, in response to client requests, we added a narrative overlay to the analysis that discusses the company’s governance and the risks of voting against the request. For the 2010 proxy season, we will enhance the narrative overlay to add information on planned share usage (to the extent that specifics appear in the proxy statement), recent TSR performance, and past share usage, in order to better align our analysis with the factors that clients find most important when evaluating these proposals. Past share usage includes details of acquisitions, previous new share requests, and equity plan requests and usage (including burn rate and repricings). Investors are less likely to approve new share requests if the company provides no specific reason for its request, underperforms its industry peers, or has problematic governance. In our 2008 policy survey, clients ranked a company’s planned use of capital, track record of share usage, and stock performance as the most important factors in how they evaluate requests for more shares.
●●●●●
Corporate Governance Issue:
Preferred Stock Authorization
Current Recommendation: Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
Key Changes: Emphasis on disclosure of specific reasons for the proposed increase; expansion of the narrative analysis to include a discussion of the company’s historical use of existing shares, recent total shareholder return, and any anti-takeover effect if the company requests authorization of blank check preferred stock; new presentation of the factors examined.
New Recommendation: Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;

o	One- and three-year total shareholder return; and

o	The board’s governance structure and practices;
•	The Current Request:
o	Disclosure in the proxy statement of specific reasons for the proposed increase;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

o	Whether the shares requested are blank check preferred shares, and whether they are declawed.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.
Rationale for Update: Companies do not generally need shareholder approval for financing activities, and financing activities often involve grants of preferred stock. As such, a request for new authorized shares of preferred stock is often the only opportunity that shareholders have to oppose unsatisfactory financing activities. The changes made to the analytical framework for preferred share requests parallel the changes made to the framework for common share request evaluations.
Although we are clarifying and simplifying the policy language relating to blank check preferred stock, we will continue to recommend against requests for authorizations of blank check preferred stock unless: (a) the company commits not to use the blank check preferred stock for anti-takeover purposes without shareholder approval; (b) the company already has existing authorized and outstanding blank check preferred stock, making the addition of more shares of blank check preferred stock moot for anti-takeover purposes; or (c) the analyst determines, on the basis of specific disclosure in the proxy statement, that the risks of rejecting the proposal outweigh the risks of adopting it.
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
COMPENSATION
Corporate Governance Issue:
Compensation Overview
Executive pay remains a perennial hot button issue for shareholders, and the global financial crisis raised new questions about the role of incentives in influencing executive behavior, including their risk appetite. Evolving disclosure requirements have opened a wider window into compensation practices and processes, giving shareholders more opportunity and responsibility to ensure that pay is designed to create and sustain value. The advent of “say on pay” votes for shareholders of U.S. companies is providing a new communication mechanism and impetus for constructive engagement between shareholders and managers/directors on a range of pay issues.
While there are few changes to specific recommendation guidelines in this area for 2010, within that backdrop, RMG determined that an integrated policy for evaluating executive compensation with respect to the key considerations of (1) pay-for-performance, (2) pay practices, and (3) board responsiveness and communication on compensation issues provides the most effective means to communicate and clarify the factors that underlie RMG recommendations on voting proposals related to executive pay. The Voting Manual Compensation section is being reorganized along these lines with an integrated, holistic, Executive Compensation Evaluation policy. The Executive Compensation Evaluation policy incorporates guidelines from RMG’s existing Pay for Performance and Poor Pay Practices policies, as well as additional guidelines adopted in 2007 for Management Say on Pay (“MSOP”) proposals. Further, the five global principles on executive and director pay (which were introduced as part of the prior MSOP policy and now underlie the comprehensive Executive Compensation Evaluation Policy) further align RMG policy with overarching best practices in remuneration at a global level and illustrate RMG’s approach of recognizing market distinctions within a global policy framework.
As supported by a majority (52 percent) of client survey responses this year, the MSOP proposal will be the primary communication avenue to initially address problematic pay practices, with additional or alternative negative recommendations on Compensation Committee members (or potentially the full board) in egregious or continuing situations. If concerns raised in the MSOP are not sufficiently addressed in the subsequent year, RMG may recommend withhold/against votes on Compensation Committee members.
Clarifying specific factors that may, on an individual basis, result in AGAINST recommendations will provide additional transparency to the market as to how our overall pay evaluation policy may be applied with respect to MSOP, director election, and equity plan proposals. Further, the 2009/2010 annual policy survey results indicated that certain factors are viewed as more critical/important than others in an MSOP evaluation. Specifically, Pay for Performance (deemed “critical” by 58.6% and “important” by 35.4%), Performance Metrics (53.5%/42.4%), and Pay Practices (35.7%/49%) are viewed as the most important. As such, a company that triggers one or more of these critical factors may elicit an AGAINST recommendation regardless of other factors; in contrast, 39.4% of respondents consider Internal Pay Disparity as only “Somewhat Important” and 6.1% consider it “Not Relevant”, so this is no longer a stand-alone factor, although it will continue to be considered in overall evaluations.
The addition of a guideline for assessing company policies and disclosure related to compensation that could incentivize excessive risk-taking was prompted by concerns raised as a result of the financial system crisis. In 2009, TARP participants were required to conduct and disclose the implications of a review of any risk incentivizing behavior within their compensation programs. Further, the SEC is proposing to amend CD&A requirements to include a new section that will require information about how a company’s overall compensation policies for employees create incentives that can affect the company’s risk and management of that risk. Given the proposed new section, RMG has included this key factor within its compensation policy

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
related to MSOP recommendations, as it is also expected that potential regulatory requirements will incorporate some emphasis on compensation risk evaluation by issuers.
The Compensation section of the Voting Manual is being reorganized into four policy sections:
I. Executive Pay Evaluation
II. Equity-Based and Other Incentive Plans
III. Director Compensation
IV. Shareholder Proposals
Within these sections the policy changes for 2010 are in Executive Pay Evaluation: pay for performance and problematic pay practices; and in Equity-Based and Other Incentive Plans: updated volatility and stock price assumptions and burn rate tables for 2010.
Corporate Governance Issue:
Executive Pay Evaluation
Pay-for Performance
Key changes: An additional factor is being added to the Pay-for Performance evaluation: the consideration of the alignment of the CEO’s total direct compensation (TDC) and total shareholder return (TSR) over a period of at least five years.
New Recommendation:
Vote CASE-BY-CASE on MSOP, election of directors or equity plans by analyzing the alignment of CEO pay and performance with regard to shareholder returns over time:
Consider the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
-	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

-	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, analyze the CD&A to better understand the various pay elements and whether they create or reinforce shareholder alignment. In addition, assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, RMG does not consider standard stock options or time-vested restricted stock to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure would help shareholders to better understand the company’s pay for performance linkage.
If there is a misalignment between CEO pay and performance with regard to shareholder value, vote AGAINST MSOP and/or election of directors (generally compensation committee members).
If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot in which the CEO participates, vote AGAINST the equity plan. Considerations in voting AGAINST the equity plan may include, but are not limited to, magnitude of pay increase/decrease in the last fiscal year, source of pay increase (cash or equity), and proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level.
Rationale for update: Based on the 2009 Policy Survey results, 71.3 percent of institutional respondents indicated that five years is the appropriate time horizon for assessing long-term performance relative to pay. Our current policy looks at relative one- and three-year TSR performance and most recent year-over-year CEO pay changes. By indexing the company’s stock performance (TSR) over a five year period and comparing it with the CEO’s total compensation trend in the same period, shareholders can more readily assess the alignment between CEO pay and stock performance. A long-term alignment chart will focus on the long-term trend of company performance and CEO pay and also will tend to smooth out issues related to the timing of equity grants relative to performance years.
●●●●●
Problematic Pay Practices
Key Changes: Putting the MSOP as the initial vehicle to address pay practices, identifying the most serious practices, and providing a new focus on practices that may motivate inappropriate risk-taking.
New Recommendation:
If the company maintains problematic pay practices, generally vote:
•	AGAINST management say on pay (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) in egregious situations, or when no MSOP item is on the ballot, or when the board has failed to respond to concerns raised in prior MSOP evaluations; and/or

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.
RMG recognizes that companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, based on input from client surveys and roundtables, RMG has identified certain adverse practices that are particularly contrary to a performance-based pay philosophy. Vote recommendations are generally based on the preponderance of problematic elements; however, certain adverse practices carry more weight on a stand-alone basis in the evaluation. While not exhaustive, this is the list of the practices that carry greatest weight in this consideration and may result in negative recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: www.riskmetrics.com/policy/2010_compensation_FAQ

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•	Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•	Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).
In addition, assess company policies and practices related to compensation that could incentivize excessive risk-taking, for example:
•	Guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Rationale for update: As discussed in the Compensation Overview, the MSOP proposal will be the primary vehicle to initially address problematic pay practices. In the list of such pay practices, some practices are considered worse than others, and are more apt to draw against vote recommendations from RMG; we are providing more clarity in this document and in our FAQ. Lastly, riskiness is a subject of shareholder concern as well as various legislative and regulatory initiatives, especially with regard to pay design that may promote excessive risk taking that could threaten the company’s long-term viability. While most of these “risk-motivating” incentive practices were already cited by RMG as “poor pay practices,” the policy is updated to provide a separate focus on those factors.
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
Corporate Governance Issue:
Equity-Based and Other Incentive Plans
Volatility and Stock Price Assumptions in Equity Plan Proposals (SVT and Burn Rate)
Current Calculation: For the Dec. 1, 2008, Mar. 1, Jun. 1, and Sept. 1, 2009 quarterly data downloads, RMG used the 400-day volatility for the shareholder value transfer and burn rate polices and 90-day average stock price.
Key Change: RMG will revert to the 200-day volatility and 200-day average stock price for the Dec. 1, 2009 and subsequent quarterly data downloads.
New Calculation: For the Dec. 1, 2009 and future quarterly data downloads, RMG will use the 200-day volatility for the shareholder value transfer and burn rate policies. We will also use the 200-day average stock price for the shareholder value transfer policy.
Rationale for Update: While the stock market has experienced volatile periods in the past and may in the future, volatility levels at the end of 2008 and early 2009 were unprecedented. This extraordinary stock price volatility could have lead to unintended consequences such that companies’ stock option valuations moving close to that of full value shares in some cases. By extending the 200-day volatility to 400-day volatility for the four quarters, the recent spike in volatility had less impact, and thus provided better representation of companies’ stock valuation. The unprecedented volatility rendered many options to be deeply-under-the-water during 2009; therefore, by using a 90-day stock price, RMG has minimized the measurement discrepancy in valuing potential underwater options.
After a re-evaluation of market volatility, RMG noted that commencing September 2009, as evidenced by the S&P 500’s annual stock volatility returns, the 200-day volatility value has moved far enough from the volatile period of the market and is actually lower than a 400-day volatility measurement. This trend is anticipated to persist in the near future as the 200-day measurement period would intuitively consist less of the abnormally volatile period during late 2008 and early 2009. Similarly, the unprecedented volatility in the market shows the same phenomena on the 200-day stock price. During late 2008 and early 2009, the 200-day stock price was artificially higher than the 90-day price by a range of 30 percent to 50 percent. Towards September 2009, RMG notes that this ratio has consistently approached the value of one, and as such the 200-day stock price for succeeding quarterly downloads would cease to differ significantly as the market stabilizes over time.
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
Burn Rate Table for 2010

		Russell 3000			Non-Russell 3000
			Standard			Standard
GICS	Description	Mean	Deviation	Mean+STDEV	Mean	Deviation	Mean+STDEV
1010	Energy	1.07%	1.08%	2.14%	2.04%	2.26%	4.30%
1510	Materials	0.94%	0.68%	1.63%	1.97%	2.57%	4.54%
2010	Capital Goods	1.10%	0.85%	1.95%	2.07%	2.62%	4.69%
2020	Commercial Services & Supplies	1.67%	1.23%	2.89%	1.82%	1.71%	3.53%
2030	Transportation	1.20%	0.93%	2.13%	1.36%	0.95%	2.31%
2510	Automobiles & Components	1.36%	1.63%	2.99%	1.36%	1.63%	2.99%
2520	Consumer Durables & Apparel	1.76%	1.21%	2.97%	1.56%	1.81%	3.37%
2530	Hotels Restaurants & Leisure	1.69%	1.11%	2.80%	1.52%	1.65%	3.17%
2540	Media	1.36%	0.93%	2.28%	2.14%	1.88%	4.03%
2550	Retailing	1.69%	1.41%	3.10%	2.19%	1.82%	4.01%
3010, 3020, 3030	Food & Staples Retailing	1.25%	1.67%	2.92%	1.52%	1.65%	3.17%
3510	Health Care Equipment & Services	2.19%	1.46%	3.65%	3.77%	4.16%	7.92%
3520	Pharmaceuticals & Biotechnology	3.19%	1.97%	5.16%	4.52%	4.05%	8.58%
4010	Banks	1.02%	1.04%	2.05%	0.81%	1.31%	2.12%
4020	Diversified Financials	2.21%	2.94%	5.15%	4.25%	4.05%	8.30%
4030	Insurance	1.07%	0.94%	2.02%	1.03%	1.28%	2.31%
4040	Real Estate	0.56%	0.49%	1.04%	0.99%	2.14%	3.13%
4510	Software & Services	3.15%	2.32%	5.47%	4.32%	3.26%	7.58%
4520	Technology Hardware & Equipment	2.60%	2.18%	4.79%	3.32%	3.76%	7.08%
4530	Semiconductors & Semiconductor Equipment	2.94%	1.88%	4.82%	4.33%	2.98%	7.31%
5010	Telecommunication Services	1.30%	1.20%	2.50%	2.63%	2.45%	5.08%
5510	Utilities	0.41%	0.39%	0.80%	0.76%	0.88%	1.64%
Vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean plus one standard deviation of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (see table above); or (2) two percent of weighted common shares outstanding.
For companies that grant both full value awards and stock options to their participants, RMG applies a premium on full value awards for the past three fiscal years. The guideline for applying the premium will be as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares
●●●●●

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
SOCIAL/ENVIRONMENTAL ISSUES
Corporate Governance Issue:
Climate Change and the Environment
Greenhouse Gas (GHG) Emissions
Current Recommendation: Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Generally vote AGAINST proposals that call for a reduction in GHG emissions by specific amounts or within a specific time frame, unless:
•	The company lags behind industry standards; and

•	The company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Key Change: Policy is being changed from a “generally vote AGAINST” recommendation to a “CASE-BY-CASE” recommendation on proposals that call for the adoption of GHG reduction goals, with additional factors considered.
New Recommendation: Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
Rationale for Update: RMG is changing its policy from recommending to generally vote AGAINST proposals that call for a reduction in GHG emissions by specific amounts or within a specific time frame to a CASE-BY-CASE policy, which reflects a change in the proposals that have been submitted over the last few years. Recent

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
proposals ask that the target company adopt GHG reduction goals for its operational emissions; in addition, the proposals are now asking the company to adopt GHG emissions reduction goals for its products. As a result, RMG’s newly adopted CASE-BY-CASE evaluation of GHG goals resolutions will consider a variety of factors, listed above.
While reporting on operational GHG emissions is increasingly the norm, adopting GHG goals from products in certain industries could be problematic. For example, adopting GHG reductions goals from products may not be possible without a product reformulation for companies that sell carbon-based products (such as oil or coal) or at companies where product may depend on consumer energy conservation (such as utilities or homes).
In some cases, the focus on GHG emissions from products may be viewed as a product reformulation request. As such, RMG’s new policy framework is geared towards examining the existing considerations of scope and timeline, while also allowing for capturing industry specific factors and existing company disclosure on GHG emissions metrics and reduction goals.
●●●●●
Corporate Governance Issue:
Diversity
Board Diversity
Current Recommendation: Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The board composition is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and diversity initiatives.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
•	The degree of board diversity;

•	Comparison with peer companies;

•	Established process for improving board diversity;

•	Existence of independent nominating committee;

•	Use of outside search firm;

•	History of EEO violations.
Key Change: Defining diversity; examining how prescriptive is the shareholder proposal.
New Recommendation: Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Rationale for Update: While the current policy does account for diversity language in a company’s nominating procedures and initiatives, it does not specify the RMG definition of what constitutes “diversity”. Companies may state they seek a diversity of backgrounds when evaluating director candidates, but they often do not state whether their definition is limited to professional diversity rather than gender or racial minority diversity. In addition, as recent proposals have called for prescriptive changes, RMG will evaluate whether the proposal seeks a prescriptive change to the nominating committee charter language versus a non-prescriptive report on company diversity initiatives.
●●●●●
Corporate Governance Issue:
General Corporate Issues
Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Current Recommendation: Vote CASE-BY-CASE on proposals to report on ways of linking executive compensation to non-financial criteria, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. Such resolutions should be evaluated in the context of:
•	The relevance of the non-financial criteria in question to the company;

•	The degree to which non-financial criteria are already included in the company’s executive compensation structure and publicly disclosed;

•	The degree to which non-financial criteria are used by industry peers in setting executive compensation;

•	Significant company violations or controversies associated with social and/or environmental performance or compensation practices;

•	The company’s current level of disclosure regarding environmental and social performance; and

•	Independence of the compensation committee.

2010 United States Corporate Governance Policy Updates

RiskMetrics Group	www.riskmetrics.com
Generally vote AGAINST proposals to link executive compensation to non-financial criteria, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, and predatory lending.
Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other employees.
New Recommendation: Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending) as the practice of linking executive compensation and such criteria is currently the exception rather than the norm and there appears to be a lack of widely-accepted standards regarding the implementation of effective linkages between executive compensation and corporate non-financial performance. However, the following factors will be considered:
•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.
Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
Rationale for Update: Despite the growing interest in how Environmental, Social, and Governance (ESG) performance may influence overall company performance and the fact that companies are increasingly measuring, tracking, and managing their sustainability risks and performance, there remains a lack of standards or consensus over how such ESG performance metrics should be linked to executive compensation. Given the ongoing debate over how ESG metrics should be incorporated into executive compensation practices and provided that very few companies have incorporated such practices, best practices will likely continue to evolve. An independent Compensation Committee, with a firm pay-for-performance policy, is best entrusted with interpreting the academic research, consumer pressure, and regulatory changes which are part of this debate. A request for the board to produce a report on the subject is unlikely to add to the debate or enhance shareholder value.
●●●●●

2010 United States Corporate Governance Policy Updates

Artio Proxy Override Request Form	APPENDIX C
All override requests must be approved by the CIO (or Deputy CIO) and the Proxy Oversight Committee.

Name of Company requesting a Proxy Override
Override Requestor’s Name
Ownership by Artio (approx.)	% of outstanding shares bps in strategy

position size in investment dollars in the Company
Are there any known conflicts of interest between Artio Global and the Company?	Yes No If Yes, please describe

List the proxy item or items(s) being requested to be overridden.

Describe the rational for the need to override the RMG proxy recommendation on each item proxy item listed above. (The RMG recommendation and any other relevant information to be considered for this override request must be attached to this request.)
REQUESTOR’S CERTIFICATION	I hereby certify that the information I provided above, to the best of my knowledge, is true and accurate.

Requestor Signature Date
Status of Request	☐ Approved ☐ Not Approved
Reviewer’s Name	Reviewer’s Signature Date

STERLING CAPITAL MANAGEMENT	Section XI (A)
COMPLIANCE MANUAL	Rev. 02-2007; 11-2007; 02-2008; 01-2009

PROXY VOTING BY INVESTMENT ADVISERS, Rule 206(4)-6
SUMMARY OF REQUIREMENTS
On January 31, 2003, the U.S. Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser’s fiduciary obligation to its clients when the advisor has authority to vote their proxies.
Proxy Voting Policies and Procedures
Under Rule 206(4)-6, each registered adviser that exercises proxy voting authority over client securities is required to:
Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. The procedures must describe how the adviser addresses material conflicts that may arise between the interests of the adviser and its clients.
Disclose to clients how they may obtain information from the adviser about how the adviser voted their proxies; and
Describe their proxy voting policies and procedures to clients (on Form ADV or elsewhere) and, upon request, furnish a copy of the policies and procedures to the requesting client.
Recordkeeping — Rule 206(4)-6 and Rule 204-2 (The following documents must be maintained.)
The proxy voting policies and procedures.
Copies of proxy statements the adviser received for client securities. An adviser also can rely on the SEC’s EDGAR system to obtain a copy of the proxy.
A record of each vote the adviser cast on behalf of a client.
A copy of any document the adviser created that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision.
A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for that information on behalf of the requesting client.
Proxy voting books and records should be maintained in an easily accessible place for a period of five years, the first two years in an appropriate office of the adviser.
Mutual funds and other registered management investment companies are required to disclose each year how they vote proxies relating to portfolio securities they hold. No later than August 31st of each year, a mutual fund must file with the SEC a report known as Form N-PX, containing the fund’s proxy voting record for the most recent 12-month period ended June 30th.
The proxy rules are contained in the SEC release available at http://www.sec.gov/rules/final/ia-2106.htm.

I. PROXY VOTING PROCEDURES
A. New Account Information
The Senior Client Service Coordinator directs “new client” setup and communicates client instructions with the OPS/Proxy Administrator. The Coordinator delegates and oversees the delivery of the ADV Part II which describes Sterling’s proxy policies and procedures, and how to obtain information on how Sterling voted the clients’ proxies, as well as an offer to clients to provide the proxy policies and procedures upon written request.
B. Instructions to Bank/Broker Custodians
The Wrap Trader is responsible for setting up ProxyEdge for the wrap accounts and the OPS/Portfolio Administrator is responsible for the non-wrap portfolios. The custodian bank/broker is notified that all proxy voting materials should be forwarded to Sterling upon receipt unless client has other instructions. This notification typically occurs at the time the account is opened at the custodian.
C. Administrative Responsibilities for Proxy Voting
Catherine Casemyr delegates and oversees the proxy voting process to a person or pool of persons, known as Proxy Administrators, who in turn process and vote all proxies. Proxy materials are forwarded to Sterling’s third party proxy service, Broadridge’s (formerly ADP) ProxyEdge. The Proxy Administrator is responsible for checking with Broadridge for upcoming votes. Catherine Casemyr has ultimate responsibility for overseeing the processing and recordkeeping of the proxy voting.
(1)	Upon notification of an upcoming vote, the Proxy Administrator will create a file with the Portfolio Company name and meeting date on the tab. All proxies and related materials for this particular Portfolio Company will then be placed in this file until ready to be voted on.

(2)	The Proxy Administrator will look to see if the Portfolio Company is listed on the “Business Relationship List,” which is a listing of all companies with whom Sterling has a client or supplier relationship. (The firm’s Controller maintains the relationship list.) If the Portfolio Company is not listed on the Business Relationship List, then steps (3)-(8) below in this Section B are to be executed. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in Section C (Treatment of Sterling’s Conflicts of Interest) and steps (3)-(8) below in this Section B will not be executed.

(3)	The Proxy Administrator will then forward a copy of the proxy and an annual report to the appropriate member of the Proxy Committee for instructions, with a request to return by a specific date, along with the “Broadridge Proxy Ballot” to indicate votes. It will continue to be the Proxy Administrator’s responsibility to make sure all proxies are voted on time.

(4)	When the Proxy Committee member completes his/her review of the proxy statement, he/she will complete a “Broadridge Proxy Ballot” which instructs how to vote and briefly identifies reasons for voting against management, if applicable. This ballot will be given to the Proxy Administrator who will then vote the proxy.

(5)	Each proxy is then cross-referenced by the Proxy Administrator to make sure the shares we are voting on are the actual shares we own for that client.

(6)	All proxies received from the same company for all clients will be voted as the original without review by the Proxy Committee member unless specific client circumstances require otherwise.

(7)	After the proxy is voted, all Proxy Instruction Forms will be maintained in a separate file.

(8)	Catherine Casemyr (or a designee in Catherine’s absence) will review the voting records for each security to ensure that all shares owned are voted.

(9)	Copies of each proxy are kept in the above mentioned folder along with a copy of the annual report, the Broadridge Proxy Ballot, and other notes related to each company vote.
Catherine Casemyr (or a designee in Catherine’s absence) will provide proxy reports as specified by the client or upon request. BB&T coordinates annual Form N-PX filings informing fund shareholders how Sterling voted proxies of the shareholder’s fund(s) for the 12-month period ended June 30th.
D. Treatment of Sterling’s Conflicts of Interest
Occasionally, Sterling may have a material business relationship with a Portfolio Company that could create a conflict of interest with respect to the voting of a proxy for such Portfolio Company. The following procedures are designed to hand over the proxy voting responsibility to our clients in the event that such potential conflicts of interest arise in a particular proxy vote.
(1)	As noted in Section B (Administrative Responsibilities for Proxy Voting), upon receipt of proxy materials, the Proxy Administrator will determine if the Portfolio Company is listed on the Business Relationship List. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in steps (2)-(4) below in this Section C.

(2)	After determining that a Portfolio Company is listed on the Business Relationship List, the Proxy Administrator will give the proxy materials to Equity Analyst, Patrick Rau, who will determine if the proxy should be voted by our clients. If (1) the relationship is not material or (2) if the issue to be voted on is not a “case-by-case” issue as provided in Part III of this document (Proxy Voting Guidelines), then Mr. Rau will return the proxy materials to the Proxy Administrator, who will then follow the normal proxy voting procedures in Section B (Administrative Responsibilities for Proxy Voting), steps (3)-(8).

(3)	If (1) the relationship is material and (2) if the issue to be voted on is a “case-by-case” issue as provided in Part III of this document (Proxy Voting Guidelines), then the Equity Analyst will return the proxy materials to the Proxy Administrator, who will then mail the proxy ballot to each client, along with a cover letter explaining the conflict of interest situation. The client will then vote its own proxy ballot and Sterling will not have any involvement in the voting of that ballot. The Proxy Administrator will make an entry in the proxy voting database that indicates that the particular proxy ballot in question was voted by the client due to a conflict of interest with a Sterling business relationship.

(4)	For purposes of determining materiality, a relationship is “material” if it represents at least 1% of Sterling’s revenues in the case of a client relationship and at least 1% of Sterling’s expenses in the case of a supplier relationship.
E. Treatment of Personal Conflicts of Interest
From time to time, individuals on the Proxy Committee may have personal relationships with people connected to the Portfolio Company, including (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. Such relationships could create a conflict of interest with respect to the voting of a proxy. The following procedures are designed to hand over the proxy voting responsibility to a different member of the Proxy Committee in the event that such conflicts of interest arise in a particular proxy vote.
(1)	Upon receiving proxy materials from the Proxy Administrator, the member of the Proxy Committee who receives such materials shall determine whether a personal relationship exists between such member and the following people connected with the Portfolio Company: (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. In the event that such a personal relationship exists, the Proxy Committee member shall return the proxy materials to Equity Analyst, Patrick Rau, who shall deliver the materials to a different Proxy Committee member for voting.
II. THE PROXY COMMITTEE

The Proxy Committee has ultimate responsibility and oversight of Sterling’s proxy policies and procedures. The Committee has delegated the responsibility of overseeing the proxy voting process and recordkeeping to Catherine Casemyr. The firm’s Controller, Jason Brown, is responsible for maintaining the Business Relationship List. Sterling’s proxy voting guidelines are reviewed at least annually by the Proxy Committee.
The members of the Proxy Committee are Brian Walton, Ed Brea, Bob Bridges, Tim Beyer, Patrick Rau, Lee Houser, and Mary Weeks Fountain, any of whom may act on a proxy issue. Tom Clapp is the advisory member and may substitute as necessary.
III. PROXY VOTING GUIDELINES
Sterling votes proxies for securities that are traded on U.S. Exchanges. Sterling has adopted and implemented written proxy policies and procedures reasonably designed to ensure that proxies are voted solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them. The policy includes procedures to resolve material conflicts of interests that may arise between Sterling and its clients. The voting guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case. In general, Sterling votes “for” those proposals that more closely link the fortunes of employees and management to the performance of the corporation’s stock and/or aid in accountability to shareholders. Proxy proposals that serve to entrench management or reduce management’s accountability to shareholders are typically voted “against”. Clients may obtain a copy of Sterling’s proxy policies and procedures and/or a report summarizing how the client’s securities were voted by contacting Chief Compliance Officer, Ken Cotner at kcotner@sterling-capital.com. The following guidelines have been established to assist the members of the Proxy Committee in evaluating relevant facts and circumstances which will enable Sterling to vote in a manner consistent with its fiduciary responsibility.
ROUTINE MANAGEMENT PROPOSALS

Election of Directors	Case by Case
We believe that the structure and functioning of its board of directors are critical to the economic success of every company therefore treat board related issues in a separate section, below.

Appointment of Auditors	Approve

Fix Auditor Remuneration	Approve

Approval of Audited Financial Statements	Approve

Set/Eliminate Dividends	Approve

Grant Board Authority to Repurchase Shares	Approve

Approve Stock Splits or Reverse Stock Splits	Approve

Change Name of Corporation	Approve
Eliminate Preemptive Rights
Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.
We generally approve the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of dilution.

Employee Stock Purchase Plan	Approve

Establish 401(k) Plan	Approve
BOARD OF DIRECTORS

We support measures which encourage and enable boards to fulfill their primary responsibility to represent the economic interests of shareholders. While we may take into consideration the specific needs of companies that are in early rapid growth phases, closely held, or in severe financial difficulties, we view strong independent boards as a key protection for shareholder value.

Election of Directors	Case by Case
We support management in most elections. However, we will withhold approval if the board gives evidence of acting contrary to the best economic interests of shareholders. We will also withhold approval of individual director/managers whose remuneration appears to be blatantly excessive and exploitative of the shareholders.

Majority Voting	Approve
Many companies require directors to receive only a plurality of votes. This procedure allows directors to remain on the board even when the majority of votes are withheld. We believe directors should garner at least a majority of the votes in order to serve on the company’s board.

Supermajority	Oppose
A supermajority vote is a requirement for a proposal to gain a specified level or type of support which exceeds a simple majority in order to have effect. Supermajority provisions are most frequently used in conjunction with other anti-takeover corporate changes to the articles of incorporation and generally used by insiders to control the acceptance or rejection of mergers and acquisitions.

Classified Board of Directors/Staggered Terms	Oppose
A classified board of directors is one that is divided generally into three classes, each of which is elected for a three-year term, but on a staggered schedule. At each annual meeting therefore, one-third of the directors would be subject to reelection.
Our belief is that all directors should be subject to reelection on an annual basis to discourage entrenchment, and we will most frequently vote against classification and for management and shareholder proposals to eliminate classification of the board.
Occasionally, proposals to classify a board of directors will contain a clause stipulating that directors may be removed only for cause. We will oppose these proposals.

Confidential Voting	Approve
Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

Cumulative Voting for Directors	Case by Case
Cumulative voting allocates one vote for each share of stock held times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. Cumulative voting enables minority shareholders to secure board representation.
We generally support cumulative voting proposals. However, we may withhold approval of proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility.

Director Compensation	Case by Case
We believe that compensation for independent outside directors should be structured to align the interests of the directors with those of shareholders, whom they have been elected to represent. To this end, we have a preference toward compensation packages which are based on the company’s performance and which include stock and stock options.

Independent Board Committees	Approve
We believe that a board’s nominating, compensation and audit committees should consist entirely of independent outside directors in order to avoid conflict of interests. We will therefore normally approve reasonable shareholder proposals to that effect; an example of an unreasonable request would be a case where a board consists of only two or three directors.

Majority Independent Board Composition	Approve
We will generally support shareholder proposals requesting that the board consist of majority independent outside directors, as we believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests.

Separation of Chairman and CEO Positions	Case by Case
We will support shareholder proposals requesting that the positions of chairman and CEO be separated if the board comprises less than a majority of independent directors.
CORPORATE GOVERNANCE

Adjourn Meeting to solicit Additional Votes	Oppose
Additional solicitation is costly and could result in coercive pressure on shareholders, who usually have sufficient information in the proxy materials to make an informed decision prior to the original meeting date.

Anti-Greenmail Provision	Approve

Eliminate Shareholders’ Right to Call Special Meeting	Oppose

Increase in Authorized Shares	Case by Case
We approve proposals for increases of up to 100%. We will consider a larger increases if a need is demonstrated. We may apply a stricter standard if the company has no stated use for the additional shares and/or has previously authorized shares still available for issue. Additionally, proposals which include shares with unequal voting rights may warrant opposition.

Indemnification of Directors and Officers	Approve
We support the protection of directors and officers against frivolous and potentially ruinous legal actions, in the belief that failure to do so might severely limit a company’s ability to attract and retain competent leadership. We will support proposals to provide indemnification which is limited to coverage of legal expenses.

Liability Insurance of Directors and Officers	Approve
Proposals regarding liability insurance for directors and officers often appear separately from indemnification proposals. We will generally support insurance against liability for acts committed in an individual’s capacity as a director or officer of a company. However, we withhold approval of proposals which cover breaches of the duty of loyalty, acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, willful or negligent conduct in connection with the payment of an unlawful dividend, or any transaction from which the director derived an improper personal benefit.

Prohibit Shareholder Action Outside Meetings	Oppose

Reincorporate	Case by Case
Proposals to reincorporate in another state are most frequently motivated by considerations of anti-takeover protections or cost savings. Where cost savings are the sole issue, we will favor reincorporation.
In cases where there are significant differences in anti-takeover protections, we will vote in favor of reincorporation only if shareholder discretion is not diminished by the change. As state corporation laws are continuously evolving, such determination requires case by case analysis.

Change of Location of Corporate Headquarters	Case by Case
Changes in location of headquarters must have clear economic benefits. Changing the physical location of headquarters to meet the personal geographic or lifestyle preferences of senior executives will be opposed.

Require more than simple majority vote to pass proposals.	Oppose
ANTI-TAKEOVER

Blank Check Preferred	Case by Case
These proposals are for authorization of a class of preferred stock in which voting rights are not established in advance, but are left to the discretion of the board of directors on a when issued basis. The authority is generally viewed as affording the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without reference to a shareholder vote. However, in some cases it may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings.

We oppose blank check preferred proposals as a transfer of authority from shareholders to the board and a possible entrenchment device. However, if there are few or no other anti-takeover measures on the books and the company appears to have a legitimate financing motive for requesting the authority, or has used blank check preferred stock for past financings, we will approve the proposal.

Differential Voting Power	Oppose
Authorize a class of common having superior voting rights over the existing common or entitled to elect a majority of the board.

Poison Pill Plans	Oppose
Also known as “shareholder rights plans,” involve call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually hostile tender offers. These plans are not subject to shareholder vote. However, the shares required to fund the plan must be authorized. Since these shares are generally blank check preferred we oppose the plans.
Therefore, these proposals generally only appear on the proxy as shareholder proposals requesting that existing plans are put to a vote. The vote is non-binding. We vote in favor of shareholder proposals to rescind poison pills.
Our policy is to examine these plans individually. Most plans are opposed, however. We approve most plans which include a “permitted bid” feature. Permitted bid features have appeared in some Canadian poison pill plans. They require shareholder ratification of the pill, stipulate a sunset provision whereby the pill expires unless it is renewed and specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces a special meeting at which the offer is put to a shareholder vote.

Stakeholder Provision	Oppose
Stakeholder provisions introduce the concept that the board may consider the interests of constituencies other than shareholders in the evaluation of takeover offers.
We believe that this concept is inconsistent with public ownership of corporations.
MANAGEMENT COMPENSATION

Golden Parachutes	Case by Case
Golden parachutes provide for compensation to management in the event of a change in control. We view this as encouragement to management to consider proposals which might be beneficial to shareholders, but we are very sensitive to excess or abuse.

Pay-for-Performance Plans	Approve
The Omnibus Budget Reconciliation Act requires companies to link executive compensation exceeding $1 million to preset performance goals and submit the plans for shareholder approval in order for such compensation to qualify for federal tax deductions. The law further requires that such plans be administered by a compensation committee comprised solely of outside directors. Because the primary objective of such proposals is to preserve the deductibility of such compensation, we are biased toward approval in order to preserve net income. However, proposals which authorize excessive dilution or provide executives extraordinary windfalls will be opposed. Moreover, when an objectionable plan is coupled with poor performance, we will consider withholding votes from compensation committee members.
OPTION PLANS
We support option plans which provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company. Option plan evaluations are therefore based on the total cost to shareholders and give effect to the incentive aspects of the plan. We are wary of over-dilution or notinsignificant shareholder wealth transfer.
MERGERS, ASSET SALES & CAPITAL RESTRUCTURINGS
In reviewing merger and asset sale proposals, our primary concern is with the best economic interests of shareholders. This does not necessarily indicate that we will vote in favor of all proposals which provide a market premium relative to pre-announcement prices.

Due to the subjective nature of the value of individual proposals, transaction-specific characteristics or conditions may prevail. Factors affecting the voting decision will likely include transaction consideration relative to intrinsic value, strategic reason for transaction, board approval/transaction history, and financial advisors’ fairness opinions.
OTHER SHAREHOLDER PROPOSALS
For those shareholder-proposed issues that are not covered specifically elsewhere.

Shareholder Proposal Requesting a Yearly Report on Director Attendance at Meetings	Approve

Shareholder Proposal Requesting a Minimum Stock Ownership by Directors	Oppose

Shareholder Proposal to Compensate Directors in Stock	Approve
SOCIAL ISSUES
We receive proxies containing shareholder proposals which address social issues which are varied and tend to shift from year to year. However, our philosophy in reviewing social proposals is consistent; that is, we vote in all cases in the best economic interests of our clients.
ENVIRONMENTAL ISSUES

CERES Principles	Case by Case
The ‘CERES Principles’ is a ten-point code of corporate environmental conduct to be publicly endorsed by companies as an environmental mission statement or ethic. We will take into account the company’s current environmental disclosure beyond legal requirements, the company’s environmental performance record and the costs of membership and implementation.

Environmental Policy Disclosure	For
We support shareholder requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Risk Assessment of Environmental Performance	Case by Case
We will take into account the feasibility of financially quantifying environmental factors; the company’s compliance with applicable legislation and/or environmental regulations; the cost of implementing improved standards and the current level of disclosure on environmental policies and initiatives.

Greenhouse Gas Emissions Disclosure	For
We support shareholder requests for reports on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s business.

Greenhouse Gas Emissions Reduction	Against
We support shareholder proposals calling for a reduction in greenhouse gas emissions by specified amounts or within a restrictive timeframe unless the company has been subject of recent significant fines or litigation resulting from greenhouse gas emissions.
PROXY VOTING FOR STERLING’S QUANTITATIVE PORTFOLIOS
Sterling manages its quantitative portfolios utilizing models that hold approximately 300-400 securities. Due the size of the assets, Sterling considers the proxy votes for the securities held in these portfolios to be of de minimus value. Given the cost in voting proxies for such a large number of holdings, Sterling believes the cost of voting these proxies outweighs any benefit or value that could be derived from voting. Therefore, Sterling does not vote proxies for securities held in the quantitative portfolios.
PROXY VOTING FOR NEW/TRANSFER-IN-KIND/WRAP ACCOUNTS
When Sterling takes over management of a portfolio, the existing securities in the portfolio are sold.

However, if the client was a shareholder of record on the execution date, Sterling may receive proxies for these securities. In these instances, Sterling will not vote such proxies. Proxies for companies that are no longer held in a client’s portfolio have no economic value. Sterling feels that the cost of voting these proxies outweighs any possible benefit to the client.
SECURITIES LENDING BY CLIENT
If a client lends securities, Sterling will vote the securities’ shares as reported to Broadridge by the client’s custodian.
BBI-SAI-0210

PART C. OTHER INFORMATION
Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated June 2, 2007 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(b)(1)	Amended and Restated Bylaws dated April 23, 2007 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Amended and Restated Investment Advisory Agreement between the Registrant and BB&T Asset Management, Inc. dated May 23, 2003 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (filed November 26, 2003).

(i) Revised Schedule A to Investment Advisory Agreement revised February 1, 2010 is filed herewith.

(2)	Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated February 1, 2001, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

(i)   Form of Amendment No. 2 to Sub-Advisory Agreement between BB&T Asset Management and Federated Investment Management Company is incorporated by reference to Exhibit (d)(4)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(3)	Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott & Stringfellow, Inc., including Schedule A is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

(4)	Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC, including Schedule A is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

(5)	Form of Amended and Restated Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC, for the Sterling Capital Small Cap Value Fund, including Schedule A is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(6)	Sub-Advisory Agreement between BB&T Asset Management, Inc. and Artio Global Management LLC dated June 16, 2008 is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(e)(1)	Underwriting Agreement among the Registrant, BB&T Asset Management, Inc. and BB&T AM Distributors, Inc. dated April 23, 2007 is incorporated by reference to Exhibit (e)(2) to Post-Effective

Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i) Amended and Restated Exhibit A to Underwriting Agreement dated February 1, 2010 is filed herewith.

(f)	Not applicable.

(g)(1)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investor’s Bank & Trust Company) is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

(2)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 1, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(i) Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)  Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(h)(1)	Form of Administration Agreement between the Registrant and BB&T Asset Management, Inc. is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(i) Amendment to Administration Agreement dated December 8, 2009 is filed herewith.

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between BB&T Asset Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i) Amendment to Sub-Administration Services Agreement dated January 1, 2010 is filed herewith.

(ii) Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is filed herewith.

(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)   Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)  Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(iii)   AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(iv) Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is filed herewith.

(v) Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is filed herewith.

(5)	Accounting Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)     Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii) Amendment to Accounting Services Agreement dated January 1, 2010 is filed herewith.

(iii) Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is filed herewith.

(6)	Compliance Support Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i) Amendment to Compliance Support Services Agreement dated January 1, 2010 is filed herewith.

(ii) Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is filed herewith.

(7)	Form of Securities Lending Agreement between Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(8)	Third Party Feeder Fund Agreement among Registrant (on behalf of the BB&T Equity Index Fund), BB&T AM Distributors, Inc. and Master Investment Portfolio dated April 19, 2007 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)   Amendment to the Third Party Feeder Fund Agreement dated July 1, 2008 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(i)	Opinion of Ropes & Gray LLP is filed herewith.

(j)(1)	Consent of Ropes & Gray LLP is filed herewith.

(2)	Consent of KPMG LLP is filed herewith.

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m)(1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is filed herewith.

(i) Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is filed herewith.

(n)(1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(p)(1)	Code of Ethics for BB&T Funds dated November 8, 1994 and amended February 11, 2000 and February 27, 2007 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Code of Ethics for BB&T Asset Management, Inc. is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(3)	Code of Ethics for Federated Investment Management Company effective May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(4)	Code of Ethics for Scott & Stringfellow, LLC is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(5)	Code of Ethics for Sterling Capital Management revised December 14, 2007, August 15, 2007 and August 21, 2007 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(6)	Code of Ethics of Julius Baer Funds and Artio Global Management LLC (formerly Julius Baer Investment Management LLC) dated June 2008 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(7)	Joint Code of Ethics of Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio, dated June 1, 2005 is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

(8)	Code of Ethics of Barclays Global Fund Advisors (“BGFA”), dated June 1, 2005 is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

(9)	Code of Ethics of SEI Investments Distribution Co. (“SEI”), dated January 2004 is incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).
Item 29. Persons Controlled By or Under Common Control with Registrant
     None.
Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:
“Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(2). The Trust maintains a directors and officers liability insurance policy. In addition, certain officer and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.
Item 31. Business and Other Connections of Investment Adviser
BB&T Asset Management, Inc. (“BB&T Asset Management” or the “Adviser”) is the adviser for the all of the BB&T Funds, except the Sterling Capital Small Cap Value Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, 5th Floor, Raleigh, North Carolina 27601, is a wholly-owned subsidiary of BB&T Corporation (“BB&T”), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of September 30 2009, BB&T Asset Management had approximately $16 billion in assets under management. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C.
In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years.
To the knowledge of Registrant, none of the directors or officers of BB&T Asset Management is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T).
Artio Global Management LLC (formerly Julius Baer Investment Management LLC) (“Artio Global”) serves as the Sub-advisor to the International Equity Fund (the “Fund”) pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Artio Global will provide investment management sub-advisory services to the Fund, select investments and place all orders for purchases and sales of the Fund’s securities, subject to the direction and supervision of the BB&T Funds’ Board of Trustees and the Adviser, any written guidelines adopted by the BB&T Fund’s Board of Trustees or the Adviser and furnished to Artio Global, and in accordance with the Fund’s investment objective, policies and restrictions.
Artio Global, located at 330 Madison Avenue, New York, New York 10017, through an intermediary holding company, is majority-owned by Artio Global Investors Inc, a Delaware corporation. Artio Global, a registered investment adviser, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of September 30, 2009, Artio Global had approximately $55.8 billion in assets under management.
The list of the business or other connections of each director and officer of Artio Global required by this Item 31 is incorporated by reference to Schedules A and D to Artio Global’s Form ADV filed by Artio Global pursuant to the Investment Advisers Act of 1940 (File No. 801-18766; IARD No. 106863).
Federated Investment Management Company (“Federated IMC”) serves as the Sub-Adviser to the Prime Money Market Fund and National Tax-Free Money Market Fund (the “Fund”) pursuant to a Sub-Advisory Agreement with

BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund’s securities, subject to the direction and supervision of the BB&T Funds’ Board of Trustees and the Adviser, any written guidelines adopted by the BB&T Fund’s Board of Trustees or the Adviser and furnished to Federated IMC, and in accordance with the Fund’s investment objective, policies and restrictions.
Federated IMC’s address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc., advise approximately 150 mutual funds and separate accounts, which totaled approximately $392.3 billion in assets as of September 30, 2009. Federated IMC was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,368 employees.
Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of Federated Investors, Inc.) in which each director or senior officer of Federated IMC is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

Name and Position with Federated	Other business, profession, vocation, or employment
Mark D. Olson, Trustee	Principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.
The principal business of Federated IMC is providing investment advice, however, several officers of Federated IMC are also officers of other subsidiaries of Federated Investors, Inc. These subsidiary companies provide distribution and support services to investment companies that are clients of Federated IMC.
Scott & Stringfellow, LLC (“Scott & Stringfellow” or the “Sub-Adviser”) serves as the Sub-Adviser to the Special Opportunities Equity Fund and the Equity Income Fund (the “Funds”) pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Scott & Stringfellow manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the direction and supervision of the BB&T Funds’ Board of Trustees and the Adviser, any written guidelines adopted by the BB&T Fund’s Board of Trustees or the Adviser and furnished to Scott & Stringfellow, and in accordance with the Fund’s investment objective, policies and restrictions.
Scott & Stringfellow’s address is: 909 E. Main Street, Richmond, Virginia 23219. Scott & Stringfellow is a wholly owned subsidiary of BB&T and an affiliate of BB&T Asset Management. As of September 30, 2009 Scott & Stringfellow had $19 billion in client funds. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients.
To the knowledge of registrant, none of the directors or officers of Scott & Stringfellow is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T).
Sterling Capital Management LLC (“Sterling Capital”) serves as the sub-adviser to the Mid Cap Value Fund and the Total Return Bond Fund (the “Funds”) pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Sterling Capital manages the Funds, selects their investments and places all orders for purchases and sales of the Funds’ securities, subject to the direction and supervision of the BB&T Funds’ Board of Trustees and the Adviser, any written guidelines adopted by the BB&T Fund’s Board of Trustees or the Adviser and furnished to Sterling Capital, and in accordance with the Fund’s investment objective, policies and restrictions. Sterling Capital also serves as the advisor to the Sterling Capital Small Cap Value Fund pursuant to an Investment Advisory Agreement with BB&T Funds.
Sterling Capital’s address is: 4064 Colony Road, Suite 300, Charlotte, NC 28211. Sterling Capital was organized as a limited liability company on January 27, 2005. Sterling Capital, originally founded in 1970, is an affiliate of BB&T

Asset Management because it is 70% owned by the parent of BB&T Asset Management, BB&T Corporation. As of September 30, 2009, Sterling Capital had approximately $11.6 billion in assets under management.
Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Director and Equity Analyst	Board of Directors of Bridges Investment Counsel, Inc.
Item 32. Principal Underwriter
(a)	BB&T AM Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of December 2, 2008, the Distributor acted as principal underwriter for the following investment companies:
BB&T Funds
Sterling Capital Small Cap Value Fund
(b)	The Distributor is a Delaware corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC Distributors, Inc and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:
  Board of Directors

Name	Position(s) with Distributor
Nicholas M. Marsini, Jr.	Director
Michael DeNofrio	Director
Steven Turowski	Director
T. Thomas Deck	Director
Dennis J. Westley	Director
  Officers

Name	Position(s) with Distributor
T. Thomas Deck	President and Chief Executive Officer
Bruno DiStefano	Vice President
Susan K. Moscaritolo	Vice President
Matthew O. Tierney	Treasurer and Financial Operations
Principal, Chief Financial Officer
Rita Adler	Chief Compliance Officer
Jodi Jamison	Chief Legal Officer
Maria C. Schaffer	Controller and Assistant Treasurer
John Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Carol Bommarito	Assistant Vice President
Bradley A. Stearns	Assistant Secretary and Assistant Clerk
Julie Bartos	Assistant Secretary and Assistant Clerk
Dianna A. Stone	Secretary and Clerk
Mark Pinocci	Vice President
(c)	Not Applicable

Item 33. Location of Accounts and Records
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:
(1)	BB&T Funds 434 Fayetteville Street Mall Raleigh, NC 27601 Attention: Secretary (Registrant)

(2)	BB&T Asset Management, Inc.
434 Fayetteville Street Mall
Raleigh, North Carolina 27601
Attention: Trust Investments
(Investment Adviser for all Funds, except Sterling Capital Small Cap Value Fund, and Administrator)

(3)	Artio Global Management LLC (formerly Julius Baer Investment Management LLC) 330 Madison Avenue New York, New York 10017 (Investment Sub-Adviser to the International Equity Fund)

(4)	Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Investment Sub-Adviser to the Prime Money Market Fund and National Tax-Free Money Market Fund)

(5)	Scott & Stringfellow, LLC 909 E. Main Street Richmond, Virginia 23219 (Investment Sub-Adviser to the Special Opportunities Equity and Equity Income Funds)

(6)	Sterling Capital Management LLC
Two Morrocroft Centre
4064 Colony Rd., Suite 300
Charlotte, NC 28211
(Investment Adviser to the Sterling Capital Small Cap Value Fund and Investment Sub-Adviser to the Mid Cap Value Fund and the Total Return Bond Fund)

(7)	U.S. Bank National Association 425 Walnut Street, M.L. CN-OH-W6TC Cincinnati, OH 45202 (Custodian)

(8)	State Street Bank & Trust Company (formerly Investor’s Bank & Trust) John Hancock Tower 200 Clarendon Street Boston, Massachusetts 02117-9130 (Custodian and Fund Accountant for Equity Index Fund)

(9)	Ropes & Gray LLP One Metro Center, 700 12th Street, N.W., Suite 900

Washington, D.C. 20005-3948 (Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(10)	PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) 301 Bellevue Parkway Wilmington, Delaware 19809 (Fund Accountant, Transfer Agent, and Sub-Administrator)

(11)	BB&T AM Distributors, Inc. 760 Moore Road King of Prussia, PA 19406 (Distributor)

(12)	Mellon Bank, NA 500 Ross Street, Suite 850 Pittsburgh, PA 15262 (Securities Lending Agent)
Item 34. Management Services
     None.
Item 35. Undertakings
The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.
NOTICE
A copy of the Amended and Restated Agreement and Declaration of Trust dated June 2, 2007, as amended, of the BB&T Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 28th day of January 2010.

BB&T FUNDS
/s/ E.G. Purcell, III
*E.G. Purcell, III
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E.G. Purcell, III *E.G. Purcell, III	President Principal Executive Officer	January 28, 2010
/s/ James L. Roberts *James L. Roberts	Trustee	January 28, 2010
/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	January 28, 2010
/s/ Andrew J. McNally *Andrew J. McNally	Treasurer Principal Financial Officer	January 28, 2010
/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	January 28, 2010
/s/ Drew T. Kagan *Drew T. Kagan	Trustee	January 28, 2010
/s/ Laura C. Bingham *Laura C. Bingham	Trustee	January 28, 2010
/s/ R. Lee Youngblood *R. Lee Youngblood	Trustee	January 28, 2010

By:	/s/ Alan G. Priest
Alan G. Priest

*      By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY
     E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 20, 2008	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY
Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY
Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Thomas W. Lambeth
Thomas W. Lambeth

POWER OF ATTORNEY
Andrew J. McNally, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: April 23, 2007	/s/ Andrew J. McNally
Andrew J. McNally

POWER OF ATTORNEY
Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY
Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2004	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY
James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 24, 2004	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY
     R. Lee Youngblood, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds and BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 7, 2009	/s/ R. Lee Youngblood
R. Lee Youngblood

EXHIBIT INDEX

(d)(1)(i)	Revised Schedule A to Investment Advisory Agreement dated February 1, 2010

(e)(1)(i)	Amended and Restated Exhibit A to the Underwriting Agreement dated February 1, 2010

(h)(1)(i)	Amendment to Administration Agreement dated December 8, 2009

(h)(3)(i)	Amendment to the Sub-Administration Services Agreement dated January 1, 2010

(h)(3)(ii)	Amended and Restated Exhibit A to the Sub-Administration Services Agreement dated February 1, 2010

(h)(4)(iv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010

(h)(4)(v)	Amended and Restated Exhibit A to the Transfer Agency and Blue Sky Services Agreement dated February 1, 2010

(h)(5)(ii)	Amendment to Accounting Services Agreement dated January 1, 2010

(h)(5)(iii)	Amended and Restated Exhibit A to the Accounting Services Agreement dated February 1, 2010

(h)(6)(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010

(h)(6)(ii)	Amended and Restated Exhibit B to the Compliance Support Services Agreement dated February 1, 2010

(i)	Opinion of Ropes & Gray LLP

(j)(1)	Consent of Ropes & Gray LLP

(j)(2)	Consent of KPMG LLP

(m)(1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009

(m)(1)(i)	Revised Schedule A to the Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010